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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811‑21732
Mercer Fund
(Exact name of registrant as specified in charter)
99 High Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
Caroline Hulme, Esq.
Mercer Investments LLC
99 High Street
Boston, MA 02110
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
(617) 747‑9500
Date of Fiscal Year End: March 31, 2025
Date of Reporting Period: March 31, 2025

Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith (Tailored Shareholder Report)
(b) Not Applicable

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Mercer US Small/Mid Cap Equity Fund	Class I: MSCQX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$69	0.70%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund’s performance was in line with its benchmark, the Russell 2500® Index.
Top Contributors

•
Security selection in the Health Care (Biotechnology and Health Care Equipment), Information Technology (Semiconductor and Software), Consumer Staples (Distribution and Retail) and Utilities (Independent Power and Renewable Electricity Producers) sectors contributed towards performance.

Top Detractors

•	Security selection in the Energy (Oil, Gas & Consumable Fuels) and Industrials (Electrical Equipment) sectors weighed on performance for the reporting period.
•
Also weighing on performance was security selection in Financials (Financial Services) as well as an underweight in the Financials (Banks) sector as well as an underweight position in the outperforming Real Estate sector.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer US Small/Mid Cap Equity Fund – Class I – 06/27/2023	‑3.29%	8.55%
Russell 2500® Index	-3.11%	8.71%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,643,718,516

Total number of portfolio holdings	461

Total advisory fees paid net of reimbursement	$6,735,202

Portfolio turnover rate as of the end of the reporting period	46%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
BJ’s Wholesale Club Holdings, Inc.	1.7%
Texas Roadhouse, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	0.9%
Ascendis Pharma AS	0.9%
Permian Resources Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Tapestry, Inc.	0.8%
CyberArk Software Ltd.	0.8%
Natera, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Total	9.2%

Sector Allocation
Consumer, Non-cyclical	24.1%
Financial	19.5%
Industrial	17.1%
Consumer, Cyclical	16.8%
Technology	10.8%
Energy	4.2%
Communications	2.7%
Basic Materials	2.1%
Utilities	2.1%
Cash Equivalence	0.5%
Government	0.1%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

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Mercer US Small/Mid Cap Equity Fund	Class Y-3: MSCGX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$45	0.45%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund’s performance was in line with its benchmark, the Russell 2500® Index.
Top Contributors

•
Security selection in the Health Care (Biotechnology and Health Care Equipment), Information Technology (Semiconductor and Software), Consumer Staples (Distribution and Retail) and Utilities (Independent Power and Renewable Electricity Producers) sectors contributed towards performance.

Top Detractors

•	Security selection in the Energy (Oil, Gas & Consumable Fuels) and Industrials (Electrical Equipment) sectors weighed on performance for the reporting period.
•
Also weighing on performance was security selection in Financials (Financial Services) as well as an underweight in the Financials (Banks) sector as well as an underweight position in the outperforming Real Estate sector.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer US Small/Mid Cap Equity Fund – Class Y-3 – 08/15/2005	‑3.02%	15.96%	7.21%
Russell 2500® Index	‑3.11%	14.91%	7.46%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,643,718,516

Total number of portfolio holdings	461

Total advisory fees paid net of reimbursement	$6,735,202

Portfolio turnover rate as of the end of the reporting period	46%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
BJ’s Wholesale Club Holdings, Inc.	1.7%
Texas Roadhouse, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	0.9%
Ascendis Pharma AS	0.9%
Permian Resources Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Tapestry, Inc.	0.8%
CyberArk Software Ltd.	0.8%
Natera, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Total	9.2%

Sector Allocation
Consumer, Non-cyclical	24.1%
Financial	19.5%
Industrial	17.1%
Consumer, Cyclical	16.8%
Technology	10.8%
Energy	4.2%
Communications	2.7%
Basic Materials	2.1%
Utilities	2.1%
Cash Equivalence	0.5%
Government	0.1%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

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Mercer Non-US Core Equity Fund	Class I: MNCSX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class I / MNCSX)	$63	0.62%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund outperformed its primary benchmark, the MSCI World ex USA IMI.
Top Contributors

•	Security selection and relative weighting within Japan, Denmark and Italy were beneficial.
•	Within Japan, a relative underweight to Toyota Motor Corp proved to be a large driver of outperformance.
•	Similarly, a relative underweight to Denmark-based healthcare company Novo Nordisk was beneficial.
•	Security selection within materials was a large contributor to relative outperformance from a sector perspective.
•	An off-benchmark allocation to Chinese equities, particularly tech giant Alibaba, was also a large contributor.
Top Detractors

•	A relative underweight paired with security selection in Germany hurt relative performance.
•	An underweight to Singapore detracted as the country significantly outperformed the Funds primary benchmark.
•	An allocation to South Korea, which is not included in the Fund’s primary benchmark, was also a key detractor from relative performance, specifically an allocation to Samsung Electronics.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Non-US Core Equity Fund – Class I – 7/22/2021	7.64%	4.23%
MSCI World ex USA IMI Index	5.08%	3.43%
MSCI EAFE Index	4.88%	4.02%
Effective February 28, 2025, the Fund has selected the MSCI World ex USA IMI Index as its new primary benchmark performance index as a replacement for the MSCI EAFE Index. The Adviser has determined that the MSCI World ex USA IMI Index provides a more useful performance comparison given the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$3,721,176,730

Total number of portfolio holdings	934

Total advisory fees paid net of reimbursement	$12,065,928

Portfolio turnover rate as of the end of the reporting period	57%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
SAP SE	1.7%
Roche Holding AG	1.1%
TotalEnergies SE	1.1%
Barclays PLC	1.0%
London Stock Exchange Group PLC	1.0%
UniCredit SpA	0.9%
NatWest Group PLC	0.9%
Schneider Electric SE	0.9%
Franco-Nevada Corp.	0.8%
Experian PLC	0.8%
Total	10.2%

Sector Allocation
Financial	26.8%
Consumer, Non-cyclical	18.5%
Industrial	14.6%
Consumer, Cyclical	11.5%
Technology	8.2%
Basic Materials	6.1%
Communications	4.4%
Energy	4.4%
Cash Equivalence	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.3%
Diversified	0.0%	*
Total	100.0%

Geographic Allocation
Japan	18.4%
United Kingdom	11.0%
United States	9.2%
Germany	8.8%
France	8.3%
Canada	5.6%
Switzerland	5.4%
Italy	5.0%
Netherlands	3.7%
Spain	3.5%
China	2.3%
Sweden	2.3%
Australia	2.0%
Hong Kong	1.6%
Ireland	1.5%
Denmark	1.1%
Total of Countries less than 1.0%	6.7%
Cash Equivalence	3.6%
Total	100.0%

*	Less than 0.1%
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

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Mercer Non-US Core Equity Fund	Class Y-3: MNCEX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$37	0.37%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund outperformed its primary benchmark, the MSCI World ex USA IMI.
Top Contributors

•	Security selection and relative weighting within Japan, Denmark and Italy were beneficial.
•	Within Japan, a relative underweight to Toyota Motor Corp proved to be a large driver of outperformance.
•	Similarly, a relative underweight to Denmark-based healthcare company Novo Nordisk was beneficial.
•	Security selection within materials was a large contributor to relative outperformance from a sector perspective.
•	An off-benchmark allocation to Chinese equities, particularly tech giant Alibaba, was also a large contributor.
Top Detractors

•	A relative underweight paired with security selection in Germany hurt relative performance.
•	An underweight to Singapore detracted as the country significantly outperformed the Funds primary benchmark.
•	An allocation to South Korea, which is not included in the Fund’s primary benchmark, was also a key detractor from relative performance, specifically an allocation to Samsung Electronics.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Non-US Core Equity Fund – Class Y-3 – 08/18/2006	7.93%	13.35%	6.90%
MSCI World ex USA IMI Index	5.08%	11.95%	5.48%
MSCI EAFE Index	4.88%	11.77%	5.39%
Effective February 28, 2025, the Fund has selected the MSCI World ex USA IMI Index as its new primary benchmark performance index as a replacement for the MSCI EAFE Index. The Adviser has determined that the MSCI World ex USA IMI Index provides a more useful performance comparison given the Fund’s investment strategy.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$3,721,176,730

Total number of portfolio holdings	934

Total advisory fees paid net of reimbursement	$12,065,928

Portfolio turnover rate as of the end of the reporting period	57%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
SAP SE	1.7%
Roche Holding AG	1.1%
TotalEnergies SE	1.1%
Barclays PLC	1.0%
London Stock Exchange Group PLC	1.0%
UniCredit SpA	0.9%
NatWest Group PLC	0.9%
Schneider Electric SE	0.9%
Franco-Nevada Corp.	0.8%
Experian PLC	0.8%
Total	10.2%

Sector Allocation
Financial	26.8%
Consumer, Non-cyclical	18.5%
Industrial	14.6%
Consumer, Cyclical	11.5%
Technology	8.2%
Basic Materials	6.1%
Communications	4.4%
Energy	4.4%
Cash Equivalence	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.3%
Diversified	0.0%	*
Total	100.0%

Geographic Allocation
Japan	18.4%
United Kingdom	11.0%
United States	9.2%
Germany	8.8%
France	8.3%
Canada	5.6%
Switzerland	5.4%
Italy	5.0%
Netherlands	3.7%
Spain	3.5%
China	2.3%
Sweden	2.3%
Australia	2.0%
Hong Kong	1.6%
Ireland	1.5%
Denmark	1.1%
Total of Countries less than 1.0%	6.7%
Cash Equivalence	3.6%
Total	100.0%

*	Less than 0.1%
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

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Mercer Core Fixed Income Fund	Class I: MCFQX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class I/MCFQX)	$40	0.39%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
Top Contributors

•
Security selection within non-agency Collateral Mortgage-Backed Securities (CMBS), Asset-Backed Securities (ABS), Collateral Loan Obligations (CLOs) and bank loans all contributed positively to performance.

•	Sector allocation within investment grade corporates and high yield in the finance and industrial sectors contributed to performance as spreads tightened throughout fiscal year.
Top Detractors

•	Duration and curve positioning were net detractors from performance as yields fluctuated throughout the fiscal year.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Core Fixed Income Fund – Class I – 12/27/2021	4.93%	‑1.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	‑1.34%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,945,382,017

Total number of portfolio holdings	1961

Total advisory fees paid net of reimbursement	$1,723,182

Portfolio turnover rate as of the end of the reporting period	123%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity
< 1 year	0.7%
1-3 Years	9.4%
3-5 Years	18.5%
5-10 years	14.5%
10-30 Years	53.4%
> 30 years	3.5%
Total	100.0%

* Less than 0.1%

Asset Allocation
Corporate Debt	32.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	29.8%
U.S. Government and Agency Obligations	16.0%
Asset Backed Securities	10.8%
Mortgage Backed Securities - Private Issuers	8.4%
Municipal Obligations	0.8%
Sovereign Debt Obligations	0.6%
Common Stocks	0.0%	*
Cash Equivalence	0.9%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

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Mercer Core Fixed Income Fund	Class Y-3: MCFIX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class Y-3 / MCFIX)	$14	0.14%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
Top Contributors

•
Security selection within non-agency Collateral Mortgage-Backed Securities (CMBS), Asset-Backed Securities (ABS), Collateral Loan Obligations (CLOs) and bank loans all contributed positively to performance.

•	Sector allocation within investment grade corporates and high yield in the finance and industrial sectors contributed to performance as spreads tightened throughout fiscal year.
Top Detractors

•	Duration and curve positioning were net detractors from performance as yields fluctuated throughout the fiscal year.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Core Fixed Income Fund – Class Y-3 – 08/15/2005	5.19%	0.50%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.88%	‑0.40%	1.46%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,945,382,017

Total number of portfolio holdings	1961

Total advisory fees paid net of reimbursement	$1,723,182

Portfolio turnover rate as of the end of the reporting period	123%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity
< 1 year	0.7%
1-3 Years	9.4%
3-5 Years	18.5%
5-10 years	14.5%
10-30 Years	53.4%
> 30 years	3.5%
Total	100.0%

* Less than 0.1%

Asset Allocation
Corporate Debt	32.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	29.8%
U.S. Government and Agency Obligations	16.0%
Asset Backed Securities	10.8%
Mortgage Backed Securities - Private Issuers	8.4%
Municipal Obligations	0.8%
Sovereign Debt Obligations	0.6%
Common Stocks	0.0%	*
Cash Equivalence	0.9%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

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Mercer Emerging Markets Equity Fund	Class I: MEMSX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$66	0.64%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund underperformed its benchmark, the MSCI Emerging Markets® Index.
Top Contributors

•	Specific holdings and positioning within South Korean technology were beneficial, as semiconductors, particularly memory producers, outperformed broader tech hardware.
•	Holdings in electrical components manufacturers in both Brazil and Taiwan were outsized contributors.
Top Detractors

•	The Fund has been generally underweighted to China, which has detracted from performance as a combination of policy announcements and improving earnings have driven Chinese shares higher.
•
Holdings in Mexico (specifically Fomento Economico Mexico, which fell due to softer growth), a leadership shakeup and negative investor sentiment surrounding the Mexican presidential election detracted from performance.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Emerging Markets Equity Fund – Class I – 06/27/2023	5.79%	3.89%
MSCI Emerging Markets® Index	8.09%	8.85%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$994,432,430

Total number of portfolio holdings	646

Total advisory fees paid net of reimbursement	$3,206,547

Portfolio turnover rate as of the end of the reporting period	91%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	2.2%
Meituan	1.3%
SK Hynix, Inc.	1.2%
Reliance Industries Ltd.	1.0%
Xiaomi Corp.	1.0%
JD.com, Inc.	1.0%
Total	25.0%

Sector Allocation
Financial	24.8%
Technology	18.5%
Communications	17.6%
Consumer, Non-cyclical	11.3%
Consumer, Cyclical	11.1%
Industrial	6.3%
Basic Materials	4.9%
Energy	3.4%
Utilities	1.5%
Diversified	0.4%
Cash Equivalence	0.2%
Total	100.0%

Geographic Allocation
China	28.9%
India	16.5%
Taiwan	14.4%
South Korea	8.7%
Brazil	6.9%
Mexico	3.4%
South Africa	2.9%
Saudi Arabia	2.7%
Thailand	1.6%
Indonesia	1.5%
Malaysia	1.1%
United Arab Emirates	1.0%
Total of Countries less than 1.0%	10.2%
Cash Equivalence	0.2%
Total	100.0%

Material and Other Fund Changes
The Board of Trustees of Mercer Funds has approved the appointment of BennBridge Ltd as a subadviser to Mercer Emerging Markets Equity Fund (the “Fund”). BennBridge Ltd is being appointed to replace its affiliate BennBridge US LLC (“BennBridge US” and together with BennBridge Ltd, “BennBridge”) which is ceasing operations and has therefore assigned all existing client agreements to BennBridge Ltd, effective July 1, 2024
On October 8, 2024, William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new subadvisers to the Fund. The terminations and hirings of these subadvisers to the Fund were all completed prior to the date of this Report
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.
Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

welcome to brighter

Mercer Emerging Markets Equity Fund	Class Y-3: MEMQX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class Y‑3 / MEMQX)	$41	0.40%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund underperformed its benchmark, the MSCI Emerging Markets® Index.
Top Contributors

•	Specific holdings and positioning within South Korean technology were beneficial, as semiconductors, particularly memory producers, outperformed broader tech hardware.
•	Holdings in electrical components manufacturers in both Brazil and Taiwan were outsized contributors.
Top Detractors

•	The Fund has been generally underweighted to China, which has detracted from performance as a combination of policy announcements and improving earnings have driven Chinese shares higher.
•
Holdings in Mexico (specifically Fomento Economico Mexico, which fell due to softer growth), a leadership shakeup and negative investor sentiment surrounding the Mexican presidential election detracted from performance.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Emerging Markets Equity Fund – Class Y-3 – 05/01/2012	6.20%	5.96%	1.94%
MSCI Emerging Markets® Index	8.09%	7.94%	3.71%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$994,432,430

Total number of portfolio holdings	646

Total advisory fees paid net of reimbursement	$3,206,547

Portfolio turnover rate as of the end of the reporting period	91%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	2.2%
Meituan	1.3%
SK Hynix, Inc.	1.2%
Reliance Industries Ltd.	1.0%
Xiaomi Corp.	1.0%
JD.com, Inc.	1.0%
Total	25.0%

Sector Allocation
Financial	24.8%
Technology	18.5%
Communications	17.6%
Consumer, Non-cyclical	11.3%
Consumer, Cyclical	11.1%
Industrial	6.3%
Basic Materials	4.9%
Energy	3.4%
Utilities	1.5%
Diversified	0.4%
Cash Equivalence	0.2%
Total	100.0%

Geographic Allocation
China	28.9%
India	16.5%
Taiwan	14.4%
South Korea	8.7%
Brazil	6.9%
Mexico	3.4%
South Africa	2.9%
Saudi Arabia	2.7%
Thailand	1.6%
Indonesia	1.5%
Malaysia	1.1%
United Arab Emirates	1.0%
Total of Countries less than 1.0%	10.2%
Cash Equivalence	0.2%
Total	100.0%

Material and Other Fund Changes
The Board of Trustees of Mercer Funds has approved the appointment of BennBridge Ltd as a subadviser to Mercer Emerging Markets Equity Fund (the “Fund”). BennBridge Ltd is being appointed to replace its affiliate BennBridge US LLC (“BennBridge US” and together with BennBridge Ltd, “BennBridge”) which is ceasing operations and has therefore assigned all existing client agreements to BennBridge Ltd, effective July 1, 2024
On October 8, 2024, William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.
Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

welcome to brighter

Mercer Opportunistic Fixed Income Fund	Class I: MOFTX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$69	0.68%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund underperformed its primary and secondary benchmarks.
•	Primary Benchmark: Bloomberg U.S. Aggregate Bond Index
•
Secondary Benchmark: 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index and 30% JP Morgan GBI-EM Diversified Index.

Top Contributors

•	Security selection within investment grade corporates in the banking and communications sectors aided performance.
•	Sector allocation within high yield, securitized products and bank loans contributed to performance as spreads tightened in 2024.
Top Detractors

•	Currency and bond positioning within emerging market debt were a drag on performance due to idiosyncratic events and movements in rates notably in Brazil and Turkey.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Opportunistic Fixed Income Fund – Class I – 06/27/2023	4.14%	5.50%
Bloomberg U.S. Aggregate Bond Index (Primary Benchmark)	4.88%	3.98%
ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged	8.01%	10.16%
Secondary Benchmark	6.01%	6.94%
Effective July 31, 2024, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
The Fund’s secondary benchmark is a blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,857,735,710

Total number of portfolio holdings	1,208

Total advisory fees paid net of reimbursement	$6,379,252

Portfolio turnover rate as of the end of the reporting period	77%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation
Corporate Debt	39.9%
Sovereign Debt Obligations	35.2%
U.S. Government and Agency Obligations	14.8%
Mortgage Backed Securities – Private Issuers	5.6%
Asset Backed Securities	3.7%
Convertible Debt	0.5%
Bank Loans	0.1%
Common Stocks	0.0%	*
Mortgage Backed Securities – U.S. Government Agency Obligations	0.0%	*
Cash Equivalence	0.2%
Total	100%

* Less than 0.1%

Geographic Allocation (Top Ten)
United States	43.9%
Brazil	5.2%
Mexico	4.6%
South Africa	4.5%
Indonesia	3.2%
Malaysia	3.1%
Colombia	2.6%
United Kingdom	2.2%
Turkey	2.1%
Cayman Islands	2.1%
Total Countries less than 2.0%	26.3%
Cash Equivalence	0.2%
Total	100%

Material and Other Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en‑us/solutions/investments/delegated‑solutions/ or upon request at 1-888-887-0619.
On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025, prior to the date of this Report.
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

welcome to brighter

Mercer Opportunistic Fixed Income Fund	Class Y-3: MOFIX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class Y-3 / MOFIX)	$43	0.43%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund underperformed its primary and secondary benchmarks.
•	Primary Benchmark: Bloomberg U.S. Aggregate Bond Index
•
Secondary Benchmark: 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index and 30% JP Morgan GBI-EM Diversified Index.

Top Contributors

•	Security selection within investment grade corporates in the banking and communications sectors aided performance.
•	Sector allocation within high yield, securitized products and bank loans contributed to performance as spreads tightened in 2024.
Top Detractors

•	Currency and bond positioning within emerging market debt were a drag on performance due to idiosyncratic events and movements in rates notably in Brazil and Turkey.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund – Class Y-3 – 08/21/2013	4.40%	4.24%	2.35%
Bloomberg U.S. Aggregate Bond Index (Primary Benchmark)	4.88%	‑0.40%	1.46%
ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged	8.01%	6.55%	4.59%
Secondary Benchmark	6.01%	3.88%	2.69%
Effective July 31, 2024, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
The Fund’s secondary benchmark is a blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$1,857,735,710

Total number of portfolio holdings	1,208

Total advisory fees paid net of reimbursement	$6,379,252

Portfolio turnover rate as of the end of the reporting period	77%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation
Corporate Debt	39.9%
Sovereign Debt Obligations	35.2%
U.S. Government and Agency Obligations	14.8%
Mortgage Backed Securities - Private Issuers	5.6%
Asset Backed Securities	3.7%
Convertible Debt	0.5%
Bank Loans	0.1%
Common Stocks	0.0%	*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0%	*
Cash Equivalence	0.2%
Total	100.0%

* Less than 0.1%

Geographic Allocation (Top Ten)
United States	43.9%
Brazil	5.2%
Mexico	4.6%
South Africa	4.5%
Indonesia	3.2%
Malaysia	3.1%
Colombia	2.6%
United Kingdom	2.2%
Turkey	2.1%
Cayman Islands	2.1%
Total Countries less than 2.0%	26.3%
Cash Equivalence	0.2%
Total	100.0%

Material and Other Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2025 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.
On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025, prior to the date of this Report.
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

welcome to brighter

Mercer Short Duration Fixed Income Fund	Class Y-3: MSDYX
Annual Shareholder Report - March 31, 2025
This annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the “Fund”) for the fiscal year ended March 31, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Short Duration Fixed Income Fund (Class Y-3/MSDYX)	$20	0.20%
Market Commentary and Fund Performance
How did the Fund perform during the reporting period?

•	For the 12 months ended March 31, 2025, the Fund outperformed its benchmark, the Bloomberg 1-3 Yr. Gov/Credit Index.
Top Contributors

•
Sector allocation in agency mortgages, bank loans, Asset-Backed Securities (ABS), Collateral Mortgage-Backed Securities (CMBS) and Collateral Loan Obligations (CLOs) all contributed meaningfully to outperformance.

•	Security selection within structured products and investment grade corporates in the financial sector also contributed to excess return.
Top Detractors

•	Duration and curve positioning slightly hindered performance because the Funds subadvisers maintained a modestly longer duration than the benchmark throughout 2024 as rates moved higher.

Mercer Mutual Funds	1	continued>>

Comparison of the change in value of a $10,000 investment for the period indicated.

Average Annual Total Returns
Fund And Inception Date	1 Year	Since Inception
Mercer Short Duration Fixed Income Fund – Class Y-3 – 12/01/2023	6.09%	6.20%
Bloomberg U.S. 1-3 Year Gov/Credit	5.61%	5.45%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund Statistics that you should pay attention to:

Fund’s net assets	$63,573,494

Total number of portfolio holdings	591

Total advisory fees paid net of reimbursement	$64,945

Portfolio turnover rate as of the end of the reporting period	167%

Mercer Mutual Funds	2	continued>>

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity
< 1 year	8.7%
1-3 Years	51.8%
3-5 Years	20.8%
5-10 years	5.1%
10-30 Years	8.9%
> 30 years	4.7%
Total	100.0%

Asset Allocation
Corporate Debt	36.3%
Asset Backed Securities	22.5%
U.S. Government and Agency Obligations	20.4%
Mortgage Backed Securities - U.S. Government Agency Obligations	10.3%
Mortgage Backed Securities - Private Issuers	5.8%
Bank Loans	3.3%
Sovereign Debt Obligations	0.3%
Cash Equivalence	1.1%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1‑888‑887‑0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds	3

Item 2. Code of Ethics

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its President, Chief Financial Officer and Chief Investment Officer. During the period covered by this report, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 19a(1).

Item 3. Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Joan E. Steel and Adela Cepeda and Luis A. Ubiñas, all of which are “independent” as defined in Item 3(a)(2) of this Form

Item Item 4. Principal Accountant Fees and Services

(a) Audit Fees – The aggregate fee billed for the fiscal year for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements was $415,402 and $367,900 for the fiscal years ended March 31, 2024, and March 31, 2025, respectively.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2024, and March 31, 2025, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fee billed in the last fiscal year for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations was $85,110 and $76,953 for the fiscal years ended March 31, 2024, and March 31, 2025, respectively.

(d) All Other Fees – Not Applicable

(e) (1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended March 31, 2025, were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

There were no aggregate fees billed for the fiscal year ended March 31, 2025, by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants - Not applicable

Item 6. Investments.

 (a) The Schedule of Investments are filed under item 7 of this Form

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

 (a) The registrant’s Financial Statements are attached herewith.

 (b) The registrant’s Financial Statements (Financial Highlights) are attached herewith.

Mercer FundsTM Annual Financial Statements and Other Information March 31, 2025

Mercer US Small/Mid Cap Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Short Duration Fixed Income Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

MERCER FUNDS

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Basic Materials — 2.1%

70,113	ATI, Inc.*	3,647,979

34,600	Cabot Corp.	2,876,644

42,800	Chemours Co.	579,084

15,500	Eastman Chemical Co.	1,365,705

243,302	Element Solutions, Inc.	5,501,058

76,270	International Paper Co.	4,069,004

39,900	Koppers Holdings, Inc.	1,117,200

21,717	Magnera Corp.*	394,381

48,900	Mosaic Co.	1,320,789

5,000	NewMarket Corp.	2,832,250

26,893	Quaker Chemical Corp.(a)	3,324,244

48,638	RPM International, Inc.	5,626,444

11,400	Steel Dynamics, Inc.	1,425,912

		34,080,694

	Communications — 2.6%

47,900	AMC Networks, Inc. Class A*	329,552

48,000	Cargurus, Inc.*	1,398,240

55,593	Ciena Corp.*	3,359,485

64,618	ePlus, Inc.*	3,943,637

19,500	Expedia Group, Inc.	3,277,950

82,663	Extreme Networks, Inc.*	1,093,631

101,000	Fox Corp. Class A	5,716,600

129,400	Gen Digital, Inc.	3,434,276

20,100	Nexstar Media Group, Inc.	3,602,322

66,070	Roku, Inc.*	4,653,971

40,700	Sirius XM Holdings, Inc.	917,582

92,100	TEGNA, Inc.	1,678,062

167,154	TripAdvisor, Inc.*	2,368,572

23,618	Wix.com Ltd.*	3,858,709

88,979	Yelp, Inc.*	3,294,892

		42,927,481

	Consumer, Cyclical — 16.2%

46,700	Allison Transmission Holdings, Inc.	4,467,789

25,100	Autoliv, Inc.	2,220,095

7,900	AutoNation, Inc.*	1,279,168

240,754	BJ’s Wholesale Club Holdings, Inc.*	27,470,031

89,400	Bloomin’ Brands, Inc.	640,998

61,100	BorgWarner, Inc.	1,750,515

25,180	Brinker International, Inc.*	3,753,079

20,800	Brunswick Corp.	1,120,080

22,181	Burlington Stores, Inc.*	5,286,398

32,500	Capri Holdings Ltd.*(a)	641,225

15,900	Carter’s, Inc.	650,310

11,373	Casey’s General Stores, Inc.	4,936,337

17,879	Cavco Industries, Inc.*	9,290,465

26,354	Champion Homes, Inc.*	2,497,305

See accompanying Notes to the Financial Statements.	1

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Consumer, Cyclical — continued

33,749	Churchill Downs, Inc.	3,748,501

25,285	Columbia Sportswear Co.(a)	1,913,822

25,900	Crocs, Inc.*	2,750,580

28,150	Dick’s Sporting Goods, Inc.	5,673,914

52,533	Dorman Products, Inc.*	6,332,328

29,119	Freshpet, Inc.*(a)	2,421,827

101,984	GCI Liberty, Inc.*(b)(c)	—

23,500	Genesco, Inc.*	498,905

283,847	Genius Sports Ltd.*	2,841,309

88,135	Gentherm, Inc.*	2,356,730

63,795	GMS, Inc.*	4,667,880

102,000	Goodyear Tire & Rubber Co.*	942,480

23,717	Group 1 Automotive, Inc.	9,058,708

73,789	Guess?, Inc.(a)	816,844

79,000	Harley-Davidson, Inc.(a)	1,994,750

47,600	Haverty Furniture Cos., Inc.	938,672

14,500	Jack in the Box, Inc.(a)	394,255

26,900	Kohl’s Corp.(a)	220,042

61,300	La-Z-Boy, Inc.	2,396,217

43,698	LGI Homes, Inc.*	2,904,606

161,597	Life Time Group Holdings, Inc.*	4,880,229

24,781	Light & Wonder, Inc.*	2,146,282

18,925	Lithia Motors, Inc.	5,555,245

158,869	LKQ Corp.	6,758,287

94,700	Macy’s, Inc.(a)	1,189,432

138,500	Mattel, Inc.*	2,691,055

47,200	MGM Resorts International*(a)	1,399,008

110,700	MillerKnoll, Inc.	2,118,798

40,100	Movado Group, Inc.	670,472

17,369	Murphy USA, Inc.	8,160,130

39,500	ODP Corp.*	566,035

34,540	Ollie’s Bargain Outlet Holdings, Inc.*(a)	4,019,074

202,429	OPENLANE, Inc.*	3,902,831

65,703	Papa John’s International, Inc.(a)	2,699,079

13,580	Phinia, Inc.	576,199

31,370	Planet Fitness, Inc. Class A*	3,030,656

13,700	Polaris, Inc.	560,878

32,034	PriceSmart, Inc.	2,814,187

33,500	PulteGroup, Inc.	3,443,800

64,792	Pursuit Attractions & Hospitality, Inc.*	2,292,989

25,100	PVH Corp.	1,622,464

82,253	Red Rock Resorts, Inc. Class A(a)	3,567,313

81,900	Sally Beauty Holdings, Inc.*	739,557

36,400	ScanSource, Inc.*	1,237,964

47,180	SharkNinja, Inc.*	3,935,284

60,643	SiteOne Landscape Supply, Inc.*(a)	7,364,486

63,448	Skechers USA, Inc. Class A*	3,602,577

175,960	Tapestry, Inc.	12,389,344

100,476	Texas Roadhouse, Inc.	16,742,316

2	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Consumer, Cyclical — continued

39,100	Toll Brothers, Inc.	4,128,569

193,175	Tri Pointe Homes, Inc.*	6,166,146

41,200	UniFirst Corp.	7,168,800

33,800	United Airlines Holdings, Inc.*	2,333,890

89,163	United Parks & Resorts, Inc.*(a)	4,053,350

39,964	Vail Resorts, Inc.	6,395,039

71,800	Wabash National Corp.	793,390

28,765	WESCO International, Inc.	4,467,205

17,700	Whirlpool Corp.(a)	1,595,301

		266,653,826

	Consumer, Non-cyclical — 23.2%

59,400	ABM Industries, Inc.	2,813,184

65,133	Acadia Healthcare Co., Inc.*	1,974,833

157,500	ACCO Brands Corp.	659,925

256,500	Albertsons Cos., Inc. Class A	5,640,435

571,519	Alight, Inc. Class A	3,389,108

99,655	Alkermes PLC*	3,290,608

213,796	API Group Corp.*	7,645,345

93,941	Ascendis Pharma AS, ADR*	14,641,644

22,237	Avery Dennison Corp.	3,957,519

51,305	Azenta, Inc.*	1,777,205

126,749	Bausch & Lomb Corp.*(a)	1,837,861

65,000	Baxter International, Inc.	2,224,950

37,800	Bicycle Therapeutics PLC, ADR*(a)	320,922

12,331	Bio-Rad Laboratories, Inc. Class A*	3,003,338

25,466	Booz Allen Hamilton Holding Corp.	2,663,234

116,987	Bright Horizons Family Solutions, Inc.*	14,862,028

27,900	Bunge Global SA	2,132,118

18,937	Colliers International Group, Inc.(a)	2,297,058

52,900	Conagra Brands, Inc.	1,410,843

27,275	Concentra Group Holdings Parent, Inc.	591,868

420,660	CoreCivic, Inc.*	8,535,191

5,000	Corpay, Inc.*	1,743,600

34,750	Cytokinetics, Inc.*	1,396,603

13,600	DaVita, Inc.*	2,080,392

60,000	Deluxe Corp.	948,600

147,940	Dole PLC	2,137,733

143,482	Embecta Corp.	1,829,396

54,697	Enovis Corp.*	2,089,972

18,646	Euronet Worldwide, Inc.*	1,992,325

92,464	EVERTEC, Inc.	3,399,901

138,700	Exelixis, Inc.*	5,120,804

64,197	Glaukos Corp.*(a)	6,318,269

111,886	Globus Medical, Inc. Class A*	8,190,055

23,538	Grand Canyon Education, Inc.*	4,072,545

113,577	GXO Logistics, Inc.*(a)	4,438,589

44,200	H&R Block, Inc.	2,427,022

72,524	Haemonetics Corp.*	4,608,900

See accompanying Notes to the Financial Statements.	3

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued

64,852	Halozyme Therapeutics, Inc.*	4,138,206

47,632	HealthEquity, Inc.*	4,209,240

65,700	Herbalife Ltd.*(a)	566,991

51,195	Hologic, Inc.*	3,162,315

9,302	ICU Medical, Inc.*	1,291,676

46,800	Incyte Corp.*	2,833,740

53,711	Ingles Markets, Inc. Class A	3,498,197

35,900	Ingredion, Inc.	4,854,039

150,077	Insmed, Inc.*	11,449,374

39,395	Insperity, Inc.	3,515,216

17,510	Insulet Corp.*	4,598,301

69,239	Integer Holdings Corp.*	8,170,894

211,092	Ironwood Pharmaceuticals, Inc.*	310,305

93,836	Jazz Pharmaceuticals PLC*	11,649,739

25,428	Lancaster Colony Corp.	4,449,900

47,420	Lantheus Holdings, Inc.*	4,628,192

230,148	Laureate Education, Inc.*	4,706,527

142,190	Legend Biotech Corp., ADR*(a)	4,824,507

296,370	LifeStance Health Group, Inc.*	1,973,824

33,000	ManpowerGroup, Inc.	1,910,040

10,678	MarketAxess Holdings, Inc.	2,310,185

21,430	Masimo Corp.*	3,570,238

10,172	Medpace Holdings, Inc.*	3,099,307

49,642	Merit Medical Systems, Inc.*	5,247,656

36,270	Merus NV*	1,526,604

181,683	Molson Coors Beverage Co. Class B	11,059,044

83,150	Natera, Inc.*	11,758,241

40,382	Neurocrine Biosciences, Inc.*	4,466,249

203,766	Nomad Foods Ltd.	4,004,002

129,760	Option Care Health, Inc.*	4,535,112

113,900	Organon & Co.(a)	1,695,971

39,697	Paylocity Holding Corp.*	7,436,836

15,816	Penumbra, Inc.*	4,229,357

91,200	Perdoceo Education Corp.	2,296,416

124,179	Performance Food Group Co.*	9,764,195

105,815	PROCEPT BioRobotics Corp.*	6,164,782

41,700	PROG Holdings, Inc.	1,109,220

211,067	Rentokil Initial PLC, ADR(a)	4,833,434

35,320	Revolution Medicines, Inc.*	1,248,915

42,988	Rhythm Pharmaceuticals, Inc.*	2,277,074

142,421	Rocket Pharmaceuticals, Inc.*	949,948

308,804	Roivant Sciences Ltd.*(a)	3,115,832

33,800	Select Medical Holdings Corp.	564,460

24,477	Shift4 Payments, Inc. Class A*(a)	2,000,016

158,845	Smith & Nephew PLC, ADR	4,506,433

31,370	Soleno Therapeutics, Inc.*	2,241,387

84,123	SpartanNash Co.	1,704,332

10,090	Sprouts Farmers Market, Inc.*	1,540,138

179,918	Tandem Diabetes Care, Inc.*	3,447,229

4	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued

18,000	Tenet Healthcare Corp.*	2,421,000

13,950	Toast, Inc. Class A*	462,722

49,882	TransUnion	4,139,707

98,790	Travere Therapeutics, Inc.*	1,770,317

21,275	United Therapeutics Corp.*	6,558,444

14,100	Universal Health Services, Inc. Class B	2,649,390

61,200	Upbound Group, Inc.	1,466,352

98,900	Varex Imaging Corp.*	1,147,240

63,120	Vaxcyte, Inc.*	2,383,411

63,826	Veracyte, Inc.*	1,892,441

86,702	Vericel Corp.*	3,868,643

198,700	Viatris, Inc.	1,730,677

43,125	WEX, Inc.*	6,771,487

210,132	WillScot Holdings Corp.(a)	5,841,670

37,850	Xenon Pharmaceuticals, Inc.*	1,269,868

		382,281,128

	Energy — 4.1%

37,200	APA Corp.	781,944

83,310	ChampionX Corp.	2,482,638

9,600	Chord Energy Corp.	1,082,112

76,400	CNX Resources Corp.*	2,405,072

145,809	Delek U.S. Holdings, Inc.	2,197,342

84,167	Flowco Holdings, Inc. Class A*	2,158,883

63,200	Helmerich & Payne, Inc.	1,650,784

126,571	HF Sinclair Corp.	4,161,654

295,865	Magnolia Oil & Gas Corp. Class A(a)	7,473,550

175,279	Matador Resources Co.	8,955,004

75,025	Murphy Oil Corp.(a)	2,130,710

166,462	NOV, Inc.	2,533,552

143,657	Ovintiv, Inc.	6,148,520

956,759	Permian Resources Corp.	13,251,112

123,137	SM Energy Co.	3,687,953

134,852	SunCoke Energy, Inc.	1,240,638

91,060	TechnipFMC PLC	2,885,691

10,298	Vitesse Energy, Inc.	253,228

41,955	Warrior Met Coal, Inc.	2,002,093

		67,482,480

	Financial — 18.9%

58,184	Agree Realty Corp., REIT(a)	4,491,223

40,400	Ally Financial, Inc.	1,473,388

81,800	American Assets Trust, Inc., REIT	1,647,452

44,750	Annaly Capital Management, Inc., REIT	908,872

42,500	Apple Hospitality REIT, Inc., REIT	548,675

104,300	ARES Capital Corp.	2,311,288

84,400	Associated Banc-Corp.	1,901,532

20,294	Assurant, Inc.	4,256,666

44,353	Assured Guaranty Ltd.	3,907,499

See accompanying Notes to the Financial Statements.	5

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Financial — continued

136,866	Atlantic Union Bankshares Corp.	4,262,007

103,159	Axis Capital Holdings Ltd.	10,340,658

56,889	Axos Financial, Inc.*	3,670,478

35,400	Bank of NT Butterfield & Son Ltd.	1,377,768

145,100	Blue Owl Capital Corp.	2,127,166

238,393	Blue Owl Capital, Inc.	4,777,396

177,700	Brandywine Realty Trust, REIT(a)	792,542

80,900	Brixmor Property Group, Inc., REIT	2,147,895

6,897	C&F Financial Corp.(a)	464,789

249,724	Cannae Holdings, Inc.(a)	4,577,441

31,000	Cathay General Bancorp	1,333,930

59,900	Chimera Investment Corp., REIT	768,517

67,300	Citizens Financial Group, Inc.	2,757,281

154,000	City Office REIT, Inc., REIT	799,260

65,915	CNA Financial Corp.	3,347,823

141,500	CNO Financial Group, Inc.	5,893,475

36,200	Comerica, Inc.	2,137,972

33,318	Cullen/Frost Bankers, Inc.	4,171,414

21,755	East West Bancorp, Inc.	1,952,729

23,312	EastGroup Properties, Inc., REIT	4,106,409

37,300	Employers Holdings, Inc.	1,888,872

59,300	EPR Properties, REIT	3,119,773

29,500	Equitable Holdings, Inc.	1,536,655

24,300	Essent Group Ltd.	1,402,596

39,776	Federated Hermes, Inc.	1,621,668

29,900	Fidelity National Financial, Inc.	1,945,892

15,700	Fifth Third Bancorp	615,440

35,500	Financial Institutions, Inc.(a)	886,080

90,100	First BanCorp	1,727,217

62,100	First Busey Corp.	1,341,360

63,800	First Commonwealth Financial Corp.	991,452

247,400	First Horizon Corp.	4,804,508

45,700	FNB Corp.	614,665

57,180	FTAI Aviation Ltd.(a)	6,348,695

827,755	Genworth Financial, Inc.*	5,868,783

72,017	Glacier Bancorp, Inc.	3,184,592

17,100	Globe Life, Inc.	2,252,412

32,451	Hamilton Lane, Inc. Class A(a)	4,824,490

28,700	Hancock Whitney Corp.	1,505,315

106,812	Hanmi Financial Corp.	2,420,360

164,419	Healthpeak Properties, Inc., REIT	3,324,552

32,800	Heritage Insurance Holdings, Inc.*	472,976

75,500	Highwoods Properties, Inc., REIT	2,237,820

83,300	Hope Bancorp, Inc.	872,151

86,500	Horizon Bancorp, Inc.	1,304,420

197,400	Host Hotels & Resorts, Inc., REIT	2,805,054

28,972	Howard Hughes Holdings, Inc.*	2,146,246

73,800	Independent Bank Corp.	2,272,302

64,000	Industrial Logistics Properties Trust, REIT	220,160

6	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Financial — continued

72,400	International Money Express, Inc.*	913,688

13,000	Jackson Financial, Inc. Class A	1,089,140

57,744	Jefferies Financial Group, Inc.	3,093,346

178,414	KeyCorp	2,852,840

44,400	Kilroy Realty Corp., REIT	1,454,544

16,716	Kinsale Capital Group, Inc.(a)	8,135,844

71,600	Kite Realty Group Trust, REIT	1,601,692

37,700	Lincoln National Corp.	1,353,807

26,463	LPL Financial Holdings, Inc.	8,657,106

77,450	MARA Holdings, Inc.*(a)	890,675

78,762	McGrath RentCorp	8,774,087

135,300	MGIC Investment Corp.	3,352,734

67,869	National Storage Affiliates Trust, REIT	2,674,039

139,500	Navient Corp.	1,761,885

199,800	New Mountain Finance Corp.	2,203,794

57,200	Oaktree Specialty Lending Corp.(a)	878,592

81,808	OceanFirst Financial Corp.	1,391,554

54,000	OFG Bancorp	2,161,080

70,700	Old Republic International Corp.	2,772,854

35,700	Omega Healthcare Investors, Inc., REIT	1,359,456

16,400	OneMain Holdings, Inc.	801,632

227,970	P10, Inc. Class A	2,678,647

195,700	Piedmont Office Realty Trust, Inc., REIT Class A	1,442,309

56,999	Pinnacle Financial Partners, Inc.	6,044,174

29,220	Piper Sandler Cos.	7,236,625

25,500	Popular, Inc.	2,355,435

15,600	Preferred Bank	1,305,096

175,146	Radian Group, Inc.	5,792,078

72,100	Regions Financial Corp.	1,566,733

25,371	Reinsurance Group of America, Inc.	4,995,550

64,840	Ryan Specialty Holdings, Inc.	4,789,731

97,100	Sabra Health Care REIT, Inc., REIT	1,696,337

104,400	Service Properties Trust, REIT	272,484

84,607	StepStone Group, Inc. Class A	4,419,024

54,581	Stifel Financial Corp.	5,144,805

35,124	Sun Communities, Inc., REIT	4,518,351

56,200	Synchrony Financial	2,975,228

37,217	Tradeweb Markets, Inc. Class A	5,525,236

31,808	UMB Financial Corp.	3,215,789

172,600	Uniti Group, Inc., REIT	869,904

20,100	Universal Insurance Holdings, Inc.	476,370

77,500	Unum Group	6,313,150

127,700	Valley National Bancorp	1,135,253

48,700	Victory Capital Holdings, Inc. Class A	2,818,269

95,949	Voya Financial, Inc.	6,501,504

129,900	Western Union Co.	1,374,342

5,418	White Mountains Insurance Group Ltd.	10,434,039

48,691	Wintrust Financial Corp.	5,475,790

See accompanying Notes to the Financial Statements.	7

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Financial — continued

54,300	Zions Bancorp NA	2,707,398

		310,064,091

	Government — 0.1%

58,816	Banco Latinoamericano de Comercio Exterior SA	2,152,666

	Industrial — 16.6%

5,000	Acuity, Inc.	1,316,750

34,806	Advanced Energy Industries, Inc.	3,317,360

44,200	AGCO Corp.	4,091,594

42,100	Apogee Enterprises, Inc.	1,950,493

21,732	AptarGroup, Inc.	3,224,594

11,500	ArcBest Corp.	811,670

10,484	Argan, Inc.	1,375,186

15,592	Armstrong World Industries, Inc.	2,196,601

31,100	Arrow Electronics, Inc.*	3,229,113

60,315	Atkore, Inc.	3,618,297

9,760	Axon Enterprise, Inc.*	5,133,272

32,821	AZEK Co., Inc.*	1,604,619

15,425	Badger Meter, Inc.	2,934,606

32,900	Berry Global Group, Inc.	2,296,749

21,600	Boise Cascade Co.	2,118,744

21,000	Builders FirstSource, Inc.*	2,623,740

38,694	BWX Technologies, Inc.	3,817,163

62,801	Casella Waste Systems, Inc. Class A*	7,002,939

23,555	Chart Industries, Inc.*(a)	3,400,400

786,821	CNH Industrial NV(a)	9,662,162

126,400	Cognex Corp.	3,770,512

40,683	Comfort Systems USA, Inc.	13,113,351

19,000	Covenant Logistics Group, Inc.	421,800

27,285	Eagle Materials, Inc.	6,055,360

28,160	Esab Corp.	3,280,640

31,049	Exponent, Inc.	2,516,832

8,620	Fabrinet*	1,702,536

73,878	Federal Signal Corp.	5,433,727

217,310	Flex Ltd.*	7,188,615

64,248	Flowserve Corp.	3,137,872

421,300	Gates Industrial Corp. PLC*	7,756,133

25,257	Generac Holdings, Inc.*	3,198,799

4,820	Gibraltar Industries, Inc.*	282,741

28,200	Greenbrier Cos., Inc.	1,444,404

21,300	Greif, Inc. Class A	1,171,287

22,500	Griffon Corp.	1,608,750

97,630	Hexcel Corp.	5,346,219

30,964	Huntington Ingalls Industries, Inc.	6,317,895

56,602	IDEX Corp.	10,243,264

69,879	ITT, Inc.	9,025,572

36,000	Jabil, Inc.	4,898,520

217,741	Janus International Group, Inc.*(a)	1,567,735

8	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Industrial — continued

71,448	Karman Holdings, Inc.*	2,387,792

53,266	Knife River Corp.*	4,805,126

35,218	Lincoln Electric Holdings, Inc.	6,661,837

34,514	Loar Holdings, Inc.*	2,438,414

14,700	Mohawk Industries, Inc.*	1,678,446

73,000	Mueller Industries, Inc.	5,558,220

25,853	Nordson Corp.	5,215,067

64,000	O-I Glass, Inc.*	734,080

28,700	Oshkosh Corp.	2,700,096

20,500	Owens Corning	2,927,810

15,649	Powell Industries, Inc.(a)	2,665,494

14,100	Primoris Services Corp.	809,481

33,683	RBC Bearings, Inc.*	10,838,179

28,230	Regal Rexnord Corp.	3,213,985

57,410	Rocket Lab USA, Inc.*(a)	1,026,491

32,200	Ryder System, Inc.	4,630,682

26,600	Ryerson Holding Corp.	610,736

12,541	Saia, Inc.*	4,382,202

28,600	Sanmina Corp.*	2,178,748

119,942	Schneider National, Inc. Class B(a)	2,740,675

20,800	Scorpio Tankers, Inc.	781,664

22,702	Simpson Manufacturing Co., Inc.	3,566,030

10,700	Snap-on, Inc.	3,606,007

94,573	Standardaero, Inc.*	2,519,425

75,329	TD SYNNEX Corp.	7,831,203

59,200	Textron, Inc.	4,277,200

45,584	Toro Co.	3,316,236

51,916	TriMas Corp.	1,216,392

63,852	Trimble, Inc.*	4,191,884

38,960	Universal Logistics Holdings, Inc.(a)	1,022,310

143,217	Vontier Corp.	4,704,678

75,700	World Kinect Corp.	2,146,852

		272,592,058

	Technology — 10.4%

112,191	Alkami Technology, Inc.*	2,945,014

156,398	Allegro MicroSystems, Inc.*	3,930,282

39,000	Amdocs Ltd.	3,568,500

97,500	Amkor Technology, Inc.	1,760,850

28,090	Astera Labs, Inc.*	1,676,130

14,976	CACI International, Inc. Class A*	5,494,994

548,624	CCC Intelligent Solutions Holdings, Inc.*	4,954,075

114,174	Cellebrite DI Ltd.*	2,218,401

44,700	Cirrus Logic, Inc.*	4,454,579

167,467	Clearwater Analytics Holdings, Inc. Class A*	4,488,116

12,937	Commvault Systems, Inc.*	2,040,941

29,500	CSG Systems International, Inc.	1,783,865

36,409	CyberArk Software Ltd.*	12,306,242

40,170	Descartes Systems Group, Inc.*(a)	4,050,341

See accompanying Notes to the Financial Statements.	9

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Technology — continued

47,280	Doximity, Inc. Class A*	2,743,658

145,200	Dropbox, Inc. Class A*	3,878,292

75,920	Dynatrace, Inc.*	3,579,628

55,086	Entegris, Inc.	4,818,923

81,803	ExlService Holdings, Inc.*	3,861,920

54,933	FormFactor, Inc.*	1,554,055

56,164	Globant SA*(a)	6,611,626

19,091	Guidewire Software, Inc.*	3,576,890

88,971	Kyndryl Holdings, Inc.*	2,793,689

80,579	MACOM Technology Solutions Holdings, Inc.*	8,088,520

30,897	Manhattan Associates, Inc.*	5,346,417

22,507	MKS Instruments, Inc.	1,803,936

14,230	Monday.com Ltd.*	3,460,167

70,419	nCino, Inc.*(a)	1,934,410

21,700	NCR Atleos Corp.*	572,446

137,211	NCR Voyix Corp.*(a)	1,337,807

16,213	Nova Ltd.*(a)	2,988,542

34,800	Okta, Inc.*	3,661,656

72,800	Photronics, Inc.*	1,511,328

208,500	Playtika Holding Corp.	1,077,945

44,512	Power Integrations, Inc.	2,247,856

183,454	Privia Health Group, Inc.*	4,118,542

62,819	Procore Technologies, Inc.*(a)	4,147,310

45,551	Pure Storage, Inc. Class A*	2,016,543

203,123	SailPoint, Inc.*	3,808,556

106,770	Samsara, Inc. Class A*	4,092,494

197,460	SentinelOne, Inc. Class A*	3,589,823

53,475	Silicon Laboratories, Inc.*	6,019,681

14,900	Skyworks Solutions, Inc.	962,987

12,540	SPS Commerce, Inc.*	1,664,434

49,220	Twilio, Inc. Class A*	4,819,130

6,269	Tyler Technologies, Inc.*	3,644,734

63,604	Veeco Instruments, Inc.*	1,277,168

44,168	Workiva, Inc.*	3,352,793

107,700	Xerox Holdings Corp.(a)	520,191

15,025	Zebra Technologies Corp. Class A*	4,245,464

		171,401,891

	Utilities — 2.1%

41,472	IDACORP, Inc.	4,819,876

24,700	National Fuel Gas Co.	1,955,993

92,443	Northwestern Energy Group, Inc.	5,349,677

39,200	NRG Energy, Inc.	3,742,032

86,514	Portland General Electric Co.	3,858,524

57,393	Southwest Gas Holdings, Inc.	4,120,817

31,384	Talen Energy Corp.*(a)	6,266,443

10	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Utilities — continued

69,878	TXNM Energy, Inc.(a)	3,737,076

		33,850,438

	TOTAL COMMON STOCKS (COST $1,438,182,723)	1,583,486,753

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.5%

	Mutual Fund - Securities Lending Collateral — 0.5%

7,836,298	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(d)(e)	7,836,298

	TOTAL SHORT-TERM INVESTMENT (COST $7,836,298)	7,836,298

	TOTAL INVESTMENTS — 96.8% (Cost $1,446,019,021)	1,591,323,051

	Other Assets and Liabilities (net) — 3.2%	52,395,465

	NET ASSETS — 100.0%	$1,643,718,516

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(c)

Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at March 31, 2025 was $0.

(d)	The rate disclosed is the 7-day net yield as of March 31, 2025.

(e)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

183	Russell 2000 E-mini Index	Jun 2025	$18,547,965	$71,012

76	S&P Mid 400 E-mini Index	Jun 2025	22,333,360	332,718

				$403,730

Abbreviations

ADR	—	American Depository Receipt

REIT	—	Real Estate Investment Trust

See accompanying Notes to the Financial Statements.	11

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

March 31, 2025

Asset Class Summary (Unaudited)	% of Net Assets

Common Stocks	96.3

Futures Contracts	0.0*

Short-Term Investment	0.5

Other Assets and Liabilities (net)	3.2

100.0%

*	Amount rounds to zero.

12	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	COMMON STOCKS — 91.8%

	Brazil — 5.2%

1,065,100	Ambev SA	2,510,428

847,339	B3 SA - Brasil Bolsa Balcao	1,795,971

748,316	Banco Bradesco SA	1,482,875

588,300	Banco do Brasil SA	2,895,459

100,100	BRF SA	343,940

94,900	Centrais Eletricas Brasileiras SA	675,839

31,900	CPFL Energia SA	209,969

1,427,136	Dexco SA	1,340,513

585,100	EcoRodovias Infraestrutura e Logistica SA	553,672

99,900	Embraer SA*	1,146,792

391,800	Hapvida Participacoes e Investimentos SA*	151,175

140,981	Itau Unibanco Holding SA, ADR(a)	775,396

338,556	Lojas Renner SA	722,904

3,328	MercadoLibre, Inc.*	6,492,495

947,300	Natura & Co. Holding SA	1,652,253

295,600	Neoenergia SA	1,078,634

208,732	NU Holdings Ltd. Class A *	2,137,416

31,333	Pagseguro Digital Ltd. Class A *	239,071

456,322	Petroleo Brasileiro SA, ADR	6,543,658

221,105	Petroleo Brasileiro SA, Preferred ADR	2,883,209

159,200	Porto Seguro SA	1,111,800

1,249,000	Raia Drogasil SA	4,154,138

140,133	Telefonica Brasil SA, ADR(a)	1,221,960

188,800	TIM SA	593,332

13,298	TIM SA, ADR(a)	208,114

194,900	TOTVS SA	1,135,512

122,800	Vale SA	1,215,640

273,239	Vale SA, ADR	2,726,925

152,600	Vibra Energia SA	473,707

408,300	WEG SA	3,227,820

		51,700,617

	Canada — 0.5%

28,780	Franco-Nevada Corp.(a)	4,534,577

	Chile — 0.8%

9,551	Banco de Credito e Inversiones SA	352,052

509,193	Cencosud SA	1,551,154

88,991	Cia Cervecerias Unidas SA, ADR(a)	1,352,663

6,112,556	Enel Americas SA	593,293

2,063,592	Enel Chile SA	135,351

332,193	Falabella SA	1,381,847

61,645	Sociedad Quimica y Minera de Chile SA, ADR(a)	2,449,156

		7,815,516

	China — 27.0%

206,000	AAC Technologies Holdings, Inc.	1,255,707

20,442	ACM Research Shanghai, Inc. Class A	288,713

See accompanying Notes to the Financial Statements.	13

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	China — continued

399,600	Agricultural Bank of China Ltd. Class A	285,623

3,281,800	Agricultural Bank of China Ltd. Class H	1,970,384

92,000	Airtac International Group	2,330,772

1,427,791	Alibaba Group Holding Ltd.	23,677,191

71,594	Amlogic Shanghai Co. Ltd. Class A *	827,736

100,000	Anhui Conch Cement Co. Ltd. Class H	282,768

53,320	Autohome, Inc., ADR	1,478,030

635,000	AviChina Industry & Technology Co. Ltd. Class H	319,242

578,650	Baidu, Inc. Class A *	6,679,134

119,400	Bank of Beijing Co. Ltd. Class A	99,500

167,900	Bank of China Ltd. Class A	129,742

6,219,000	Bank of China Ltd. Class H	3,763,837

187,600	Bank of Communications Co. Ltd. Class A	192,827

684,000	Bank of Communications Co. Ltd. Class H	614,102

49,100	Bank of Hangzhou Co. Ltd. Class A	97,888

79,200	Bank of Jiangsu Co. Ltd. Class A	103,837

66,700	Bank of Nanjing Co. Ltd. Class A	95,024

169,400	Bank of Ningbo Co. Ltd. Class A	603,666

1,026,100	Bank of Shanghai Co. Ltd. Class A	1,394,671

48,500	BeiGene Ltd.*	1,023,722

831,100	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,563,416

41,320	Bilibili, Inc. Class Z *	792,911

470,800	Budweiser Brewing Co. APAC Ltd.	568,021

8,600	BYD Co. Ltd. Class A	448,130

131,000	BYD Co. Ltd. Class H	6,622,618

720,000	China CITIC Bank Corp. Ltd. Class H	564,540

190,000	China Communications Services Corp. Ltd. Class H	104,800

8,402,600	China Construction Bank Corp. Class H	7,456,095

222,500	China Everbright Bank Co. Ltd. Class A	116,152

3,282,000	China Everbright Bank Co. Ltd. Class H	1,338,095

1,767,000	China Feihe Ltd.	1,334,945

264,000	China Galaxy Securities Co. Ltd. Class H	263,244

553,600	China International Capital Corp. Ltd. Class H	1,038,714

682,000	China Lesso Group Holdings Ltd.	306,923

302,000	China Life Insurance Co. Ltd. Class H	585,341

397,335	China Mengniu Dairy Co. Ltd.	990,584

98,500	China Merchants Bank Co. Ltd. Class A	588,017

867,000	China Merchants Bank Co. Ltd. Class H	5,102,333

196,000	China Merchants Port Holdings Co. Ltd.	336,768

36,400	China Merchants Securities Co. Ltd. Class A	89,590

163,200	China Minsheng Banking Corp. Ltd. Class A	87,824

531,000	China Minsheng Banking Corp. Ltd. Class H	239,064

100,000	China Oilfield Services Ltd. Class H	82,564

1,033,000	China Overseas Land & Investment Ltd.	1,859,574

32,500	China Pacific Insurance Group Co. Ltd. Class A	144,351

129,600	China Pacific Insurance Group Co. Ltd. Class H	409,177

734,000	China Railway Signal & Communication Corp. Ltd. Class H	302,872

4,573,000	China Reinsurance Group Corp. Class H	565,642

508,500	China Resources Beer Holdings Co. Ltd.	1,849,549

14	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	China — continued

575,500	China Resources Pharmaceutical Group Ltd.	375,017

9,200	China Tourism Group Duty Free Corp. Ltd. Class A	76,651

151,700	China United Network Communications Ltd. Class A	116,688

218,500	Chinese Universe Publishing & Media Group Co. Ltd. Class A	329,502

502,800	Chow Tai Fook Jewellery Group Ltd.(a)	569,460

1,276,000	CITIC Ltd.	1,574,276

61,700	CITIC Securities Co. Ltd. Class A	226,742

1,647,000	CMOC Group Ltd. Class H	1,360,564

77,384	Contemporary Amperex Technology Co. Ltd. Class A	2,712,155

61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	124,111

764,500	COSCO SHIPPING Holdings Co. Ltd. Class H (a)	1,206,048

115,300	CRRC Corp. Ltd. Class A	112,413

22,587	Eastroc Beverage Group Co. Ltd. Class A	775,621

113,600	ENN Energy Holdings Ltd.	946,541

30,800	Foshan Haitian Flavouring & Food Co. Ltd. Class A	172,613

213,500	Fosun International Ltd.	114,490

20,500	G-bits Network Technology Xiamen Co. Ltd. Class A	633,508

1,014,000	Geely Automobile Holdings Ltd.	2,189,546

175,200	GF Securities Co. Ltd. Class H	236,777

39,400	Giant Biogene Holding Co. Ltd.	358,723

192,100	GoerTek, Inc. Class A	695,683

885,000	Great Wall Motor Co. Ltd. Class H	1,551,411

203,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,278,829

35,500	Guotai Junan Securities Co. Ltd. Class A	84,455

30,000	Haier Smart Home Co. Ltd. Class A	113,379

970,000	Haier Smart Home Co. Ltd. Class H	3,140,142

53,000	Haitian International Holdings Ltd.	140,486

485,771	Hangzhou Robam Appliances Co. Ltd. Class A	1,523,302

532,000	Hansoh Pharmaceutical Group Co. Ltd.	1,675,843

94,000	Hisense Home Appliances Group Co. Ltd. Class H (a)	315,691

2,500	Hithink RoyalFlush Information Network Co. Ltd. Class A	99,202

28,600	Huadong Medicine Co. Ltd. Class A	144,870

34,500	Huatai Securities Co. Ltd. Class A	79,037

567,200	Huatai Securities Co. Ltd. Class H	917,863

1,206,390	Huaxia Bank Co. Ltd. Class A	1,302,962

523,300	Huayu Automotive Systems Co. Ltd. Class A	1,305,030

286,000	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,097,706

92,000	HUTCHMED China Ltd.*(a)	283,735

301,200	Industrial & Commercial Bank of China Ltd. Class A	286,378

6,854,000	Industrial & Commercial Bank of China Ltd. Class H	4,897,798

97,700	Industrial Bank Co. Ltd. Class A	291,205

140,800	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	545,846

40,500	Innovent Biologics, Inc.*	244,457

783,400	JD Logistics, Inc.*	1,275,864

431,600	JD.com, Inc. Class A	8,908,033

30,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	205,261

77,460	Jinko Solar Co. Ltd. Class A	69,329

40,729	Kanzhun Ltd., ADR*	780,775

17,111	KE Holdings, Inc., ADR	343,760

See accompanying Notes to the Financial Statements.	15

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	China — continued

289,200	Kingsoft Corp. Ltd.	1,403,145

410,000	Kuaishou Technology*	2,897,419

1,208,000	Lenovo Group Ltd.	1,639,996

145,400	Li Auto, Inc. Class A *	1,850,369

926,000	Li Ning Co. Ltd.	1,901,809

1,454,000	Lonking Holdings Ltd.	367,784

64,742	Luckin Coffee, Inc., ADR*	2,239,426

5,600	Luzhou Laojiao Co. Ltd. Class A	100,594

614,750	Meituan Class B *	12,431,228

21,900	Midea Group Co. Ltd.*	222,918

286,305	Midea Group Co. Ltd. Class A	3,104,271

135,300	NetEase, Inc.	2,788,899

113,400	New China Life Insurance Co. Ltd. Class H	433,333

69,190	NIO, Inc. Class A *(a)	264,432

69,406	PDD Holdings, Inc., ADR*	8,214,200

3,006,000	People’s Insurance Co. Group of China Ltd. Class H	1,555,644

91,600	Ping An Bank Co. Ltd. Class A	142,268

51,732	Ping An Insurance Group Co. of China Ltd. Class A	368,812

1,447,500	Ping An Insurance Group Co. of China Ltd. Class H	8,637,518

53,800	Pop Mart International Group Ltd.	1,086,819

138,300	Postal Savings Bank of China Co. Ltd. Class A	99,397

9,806	Qifu Technology, Inc., ADR	440,387

39,800	Sany Heavy Industry Co. Ltd. Class A	104,755

38,300	SF Holding Co. Ltd. Class A	228,267

198,400	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	151,906

63,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	91,623

973,808	Shanghai Pudong Development Bank Co. Ltd. Class A	1,401,697

111,900	Shanghai Tunnel Engineering Co. Ltd. Class A	96,340

31,500	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	140,031

179,000	Silergy Corp.	2,049,037

380,700	Sinoma International Engineering Co. Class A	503,327

272,000	Sinotruk Hong Kong Ltd.	738,983

113,400	Sunny Optical Technology Group Co. Ltd.	1,048,358

39,721	TAL Education Group, ADR*	524,714

681,000	Tencent Holdings Ltd.	43,408,264

682,400	Tian Di Science & Technology Co. Ltd. Class A	603,905

321,900	Tianshan Aluminum Group Co. Ltd. Class A	394,986

382,000	Tongcheng Travel Holdings Ltd.	1,032,018

45,750	Trip.com Group Ltd.	2,920,551

65,420	Universal Scientific Industrial Shanghai Co. Ltd. Class A	158,019

68,138	Vipshop Holdings Ltd., ADR*	1,068,404

1,230,000	Weichai Power Co. Ltd. Class H	2,591,288

205,200	Western Mining Co. Ltd. Class A	483,333

646,200	Wilmar International Ltd.	1,603,020

11,600	WuXi AppTec Co. Ltd. Class A	108,569

42,000	Wuxi Biologics Cayman, Inc.*	146,280

24,600	XD, Inc.*	102,947

279,364	Xiamen Tungsten Co. Ltd. Class A	746,156

1,404,000	Xiaomi Corp. Class B *	8,917,755

16	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	China — continued

806,000	Xinyi Glass Holdings Ltd.(a)	793,361

1,032,000	Xinyi Solar Holdings Ltd.(a)	395,699

117,500	XPeng, Inc. Class A *(a)	1,220,553

104,191	Yealink Network Technology Corp. Ltd. Class A	588,352

1,327,549	Yifeng Pharmacy Chain Co. Ltd. Class A	4,563,143

29,155	Yum China Holdings, Inc.	1,517,809

479,601	Yunnan Aluminium Co. Ltd. Class A	1,150,874

12,300	Yunnan Baiyao Group Co. Ltd. Class A	96,403

27,600	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	59,486

21,100	Zhejiang Leapmotor Technology Co. Ltd.*	136,520

479,600	Zhejiang Longsheng Group Co. Ltd. Class A	623,654

30,300	Zhejiang NHU Co. Ltd. Class A	93,634

658,500	Zhongsheng Group Holdings Ltd.	1,157,825

99,100	Zijin Mining Group Co. Ltd. Class A	249,221

196,600	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (a)	144,449

18,500	ZTE Corp. Class A	87,647

67,124	ZTO Express Cayman, Inc., ADR(a)	1,331,740

		268,841,319

	Colombia — 0.2%

20,438	Bancolombia SA	229,122

33,137	Bancolombia SA, ADR	1,332,107

33,752	Interconexion Electrica SA ESP	153,767

		1,714,996

	Czech Republic — 0.1%

12,829	CEZ AS	634,162

5,901	Komercni Banka AS	285,576

20,057	Moneta Money Bank AS	127,041

		1,046,779

	Greece — 0.8%

589,227	Eurobank Ergasias Services & Holdings SA	1,584,919

100,717	Jumbo SA	2,751,312

106,354	National Bank of Greece SA	1,094,731

36,979	OPAP SA	734,817

289,461	Piraeus Financial Holdings SA	1,592,162

		7,757,941

	Hong Kong — 0.5%

88,700	ASMPT Ltd.	622,928

669,000	Hang Lung Properties Ltd.	569,821

14,000	Orient Overseas International Ltd.	207,586

3,185,000	Sino Biopharmaceutical Ltd.	1,544,883

2,236,500	WH Group Ltd.	2,056,786

		5,002,004

	Hungary — 0.4%

32,435	MOL Hungarian Oil & Gas PLC	255,037

36,319	OTP Bank Nyrt	2,442,946

See accompanying Notes to the Financial Statements.	17

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Hungary — continued

43,425	Richter Gedeon Nyrt	1,194,624

		3,892,607

	India — 15.4%

10,292	ABB India Ltd.	662,162

22,209	Ajanta Pharma Ltd.	673,391

299,108	Ashok Leyland Ltd.	709,943

72,118	Aurobindo Pharma Ltd.*	969,697

259,751	Axis Bank Ltd.	3,341,550

14,942	Bajaj Auto Ltd.	1,372,741

4,513	Bajaj Finance Ltd.	469,948

30,693	Bajaj Finserv Ltd.	716,937

534,609	Bank of Baroda	1,428,344

605,987	Bharat Electronics Ltd.	2,117,806

465,118	Bharat Petroleum Corp. Ltd.	1,505,371

185,896	Bharti Airtel Ltd.	3,747,860

4,537	Blue Star Ltd.	113,915

447	Bosch Ltd.	147,222

9,392	Britannia Industries Ltd.	543,280

13,057	BSE Ltd.	826,343

1,080,895	Canara Bank	1,119,049

524,084	Cipla Ltd.	8,814,939

47,632	Colgate-Palmolive India Ltd.	1,337,001

18,434	Computer Age Management Services Ltd.	795,037

17,289	Cummins India Ltd.	610,374

25,271	Cyient Ltd.	371,352

21,434	Dabur India Ltd.	126,931

1,712	Divi’s Laboratories Ltd.	115,436

1,693	Dixon Technologies India Ltd.	259,265

133,947	Dr. Reddy’s Laboratories Ltd., ADR	1,766,761

1,740	Eicher Motors Ltd.	108,794

98,762	Emami Ltd.	669,311

652,823	GAIL India Ltd.	1,385,108

21,100	Glenmark Pharmaceuticals Ltd.	377,109

20,767	Grasim Industries Ltd.	627,847

94,546	Great Eastern Shipping Co. Ltd.	1,023,759

11,641	Havells India Ltd.	206,926

122,898	HCL Technologies Ltd.	2,275,740

7,436	HDFC Asset Management Co. Ltd.	347,980

940,906	HDFC Bank Ltd.	20,011,632

1,774	HDFC Bank Ltd., ADR	117,865

71,078	HDFC Life Insurance Co. Ltd.	565,177

37,079	Hero MotoCorp Ltd.	1,612,011

260,047	Hindalco Industries Ltd.	2,071,319

36,654	Hindustan Aeronautics Ltd.	1,784,896

265,609	Hindustan Petroleum Corp. Ltd.	1,113,629

140,560	Hindustan Unilever Ltd.	3,711,105

27,521	Hyundai Motor India Ltd.*	550,598

128,489	ICICI Bank Ltd.	2,024,023

18	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	India — continued

143,009	ICICI Bank Ltd., ADR	4,507,644

38,320	ICICI Lombard General Insurance Co. Ltd.	798,048

89,562	ICICI Prudential Life Insurance Co. Ltd.	591,113

35,093	Indian Hotels Co. Ltd.	321,736

1,021,628	Indian Oil Corp. Ltd.	1,516,991

94,218	Indus Towers Ltd.*	365,128

182,427	Infosys Ltd.	3,333,097

301,433	Infosys Ltd., ADR(a)	5,501,152

6,067	InterGlobe Aviation Ltd.*	361,297

229,544	Jio Financial Services Ltd.*	606,478

169,574	Kotak Mahindra Bank Ltd.	4,307,327

26,847	KPIT Technologies Ltd.	408,428

32,760	LIC Housing Finance Ltd.	215,122

66,333	Lupin Ltd.	1,571,178

105,121	Mahindra & Mahindra Ltd.	3,263,040

149,023	Marico Ltd.	1,137,021

7,123	Maruti Suzuki India Ltd.	956,669

29,489	Mphasis Ltd.	852,971

1,256	Multi Commodity Exchange of India Ltd.	77,462

39,218	Muthoot Finance Ltd.	1,087,619

220,993	National Aluminium Co. Ltd.	449,173

1,742,604	NMDC Ltd.	1,396,776

8,305	Oracle Financial Services Software Ltd.	755,889

1,458	Page Industries Ltd.	733,671

9,872	Persistent Systems Ltd.	627,063

503,205	Petronet LNG Ltd.	1,717,441

27,044	PI Industries Ltd.	1,082,292

33,154	Pidilite Industries Ltd.	1,100,961

35,373	PNB Housing Finance Ltd.*	361,832

114,502	Power Finance Corp. Ltd.	550,704

533,779	Power Grid Corp. of India Ltd.	1,804,453

1,057,657	Punjab National Bank	1,177,962

202,173	REC Ltd.	1,007,866

602,932	Reliance Industries Ltd.	8,959,960

216,215	Samvardhana Motherson International Ltd.	330,197

164,381	Shriram Finance Ltd.	1,255,907

10,224	SRF Ltd.	351,145

11,523	State Bank of India	103,554

133,598	Sun Pharmaceutical Industries Ltd.	2,707,013

37,482	Sun TV Network Ltd.	281,693

143,871	Syngene International Ltd.	1,208,075

107,541	Tata Consultancy Services Ltd.	4,516,697

281,529	Tata Motors Ltd.	2,212,155

239,809	Tata Steel Ltd.	429,275

91,398	Tech Mahindra Ltd.	1,503,254

15,915	Torrent Pharmaceuticals Ltd.	596,937

2,862	Trent Ltd.	176,953

772,519	Union Bank of India Ltd.	1,131,035

93,139	United Spirits Ltd.	1,528,970

See accompanying Notes to the Financial Statements.	19

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	India — continued

301,729	UPL Ltd.	2,239,425

61,065	Voltas Ltd.	1,042,721

556,786	Wipro Ltd.	1,698,365

154,423	Zomato Ltd.*	361,974

101,461	Zydus Lifesciences Ltd.	1,048,876

		153,477,269

	Indonesia — 1.4%

6,789,800	Astra International Tbk. PT	2,011,319

7,324,700	Bank Central Asia Tbk. PT	3,730,386

2,910,200	Bank Mandiri Persero Tbk. PT*	911,064

411,100	Bank Negara Indonesia Persero Tbk. PT*	104,197

15,221,599	Bank Rakyat Indonesia Persero Tbk. PT	3,681,661

35,137,100	GoTo Gojek Tokopedia Tbk. PT*	174,413

179,600	Indofood CBP Sukses Makmur Tbk. PT	110,077

3,976,500	Kalbe Farma Tbk. PT	271,502

7,054,900	Perusahaan Gas Negara Tbk. PT	659,278

6,568,400	Telkom Indonesia Persero Tbk. PT	958,151

6,486	Telkom Indonesia Persero Tbk. PT, ADR	95,798

847,800	United Tractors Tbk. PT	1,201,313

		13,909,159

	Italy — 0.4%

81,818	Coca-Cola HBC AG	3,701,944

	Japan — 0.2%

154,500	Nexon Co. Ltd.	2,118,189

	Kazakhstan — 0.2%

23,082	Kaspi.KZ JSC, ADR	2,143,164

443,510	Solidcore Resources PLC*(b)(c)	—

		2,143,164

	Kuwait — 0.3%

115,403	Boubyan Bank KSCP	256,892

57,875	Kuwait Finance House KSCP	149,013

680,075	National Bank of Kuwait SAKP	2,312,401

386,857	National Industries Group Holding SAK	325,064

		3,043,370

	Luxembourg — 0.0%

23,237	Zabka Group SA*	124,229

	Macau — 0.2%

301,139	Galaxy Entertainment Group Ltd.	1,182,878

321,600	Sands China Ltd.*	647,754

		1,830,632

	Malaysia — 1.0%

1,134,500	AMMB Holdings Bhd.	1,428,268

20	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Malaysia — continued

320,300	Axiata Group Bhd.	128,780

473,400	CIMB Group Holdings Bhd.	745,034

139,400	Hong Leong Bank Bhd.	632,355

428,500	Malayan Banking Bhd.	976,785

472,600	Petronas Chemicals Group Bhd.	384,090

25,900	Petronas Dagangan Bhd.	106,125

753,100	Public Bank Bhd.	748,598

936,400	RHB Bank Bhd.	1,442,815

224,500	SD Guthrie Bhd.	248,120

474,100	Sime Darby Bhd.	235,335

723,100	Telekom Malaysia Bhd.	1,064,380

593,200	Tenaga Nasional Bhd.	1,789,010

260,800	YTL Corp. Bhd.	116,353

		10,046,048

	Mexico — 3.2%

130,700	Alfa SAB de CV Class A *(a)	101,835

69,279	America Movil SAB de CV, ADR	985,147

319,180	Arca Continental SAB de CV(a)	3,338,571

221,100	Banco del Bajio SA(a)	481,793

203,564	Cemex SAB de CV, ADR	1,141,994

42,231	Coca-Cola Femsa SAB de CV, ADR	3,855,268

309,671	Credito Real SAB de CV SOFOM ER*(a)(b)(c)	—

85,152	Fomento Economico Mexicano SAB de CV, ADR	8,309,132

67,901	Fresnillo PLC	827,243

14,025	Gruma SAB de CV Class B	252,211

12,100	Grupo Aeroportuario del Centro Norte SAB de CV	118,881

628,831	Grupo Financiero Banorte SAB de CV Class O (a)	4,367,153

370,900	Grupo Mexico SAB de CV	1,853,571

12,000	Industrias Penoles SAB de CV*(a)	223,198

806,988	Kimberly-Clark de Mexico SAB de CV Class A (a)	1,322,611

57,765	Promotora y Operadora de Infraestructura SAB de CV	582,161

7,291	Southern Copper Corp.	681,417

162,906	Unifin Financiera SAB de CV*(a)(b)(c)	9,556

1,242,844	Wal-Mart de Mexico SAB de CV(a)	3,436,642

		31,888,384

	Netherlands — 0.4%

52,082	Heineken Holding NV	3,777,619

	Panama — 0.2%

19,042	Copa Holdings SA Class A	1,760,623

	Peru — 0.5%

13,393	Cia de Minas Buenaventura SAA, ADR	209,333

25,559	Credicorp Ltd.	4,758,063

		4,967,396

	Philippines — 0.4%

19,640	Ayala Corp.	202,722

See accompanying Notes to the Financial Statements.	21

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Philippines — continued

507,000	Ayala Land, Inc.	203,821

136,270	Bank of the Philippine Islands	314,336

424,560	BDO Unibank, Inc.	1,136,941

29,090	GT Capital Holdings, Inc.	259,168

81,310	International Container Terminal Services, Inc.	504,761

35,600	Jollibee Foods Corp.	149,226

57,130	Metropolitan Bank & Trust Co.	72,930

13,247	PLDT, Inc., ADR	289,712

808,710	Universal Robina Corp.	997,761

		4,131,378

	Poland — 0.7%

32,802	Alior Bank SA	1,020,339

256,640	Allegro.eu SA*	2,085,466

9,265	Asseco Poland SA	379,077

2,594	Bank Polska Kasa Opieki SA	118,574

5,683	CCC SA*	344,798

5,058	CD Projekt SA	277,684

16,854	KGHM Polska Miedz SA	552,507

86,217	Orange Polska SA	195,489

54,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,053,984

65,444	Powszechny Zaklad Ubezpieczen SA	950,214

		6,978,132

	Portugal — 0.4%

166,048	Jeronimo Martins SGPS SA	3,523,646

	Qatar — 0.3%

295,427	Barwa Real Estate Co.	213,415

122,677	Ooredoo QPSC	397,022

150,528	Qatar Islamic Bank QPSC	852,333

354,418	Qatar National Bank QPSC	1,557,361

		3,020,131

	Russia — 0.0%

214,920	Evraz PLC*(b)(c)(d)	5,548

7,610	Gazprom Neft PJSC(b)(c)(d)	360

1,043,282	Gazprom PJSC(b)(c)(d)	28,559

99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	3,965

1,645,900	GMK Norilskiy Nickel PAO*(b)(c)(d)	38,841

5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	750

44,258	LSR Group PJSC(b)(c)(d)	2,716

136,755	LUKOIL PJSC(b)(c)(d)	80,359

8,543	Magnit PJSC(b)(c)(d)	3,125

984,659	Magnitogorsk Iron & Steel Works PJSC(b)(c)(d)	5,617

9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	2

126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	7,602

154,250	Novatek PJSC(b)(c)(d)	22,387

1,715,500	Novolipetsk Steel PJSC(b)(c)(d)	37,953

5,323	PhosAgro PJSC(b)(c)(d)(f)	3,231

22	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Russia — continued

103	PhosAgro PJSC*(b)(c)(d)(e)(f)	19

2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0

250,620	Polyus PJSC*(b)(c)(d)(e)	32,896

1	Polyus PJSC, GDR*(b)(c)(d)	1

4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	495

5,496,180	Sberbank of Russia PJSC(b)(c)(d)	84,307

105,511	Severstal PAO, GDR*(b)(c)(d)(e)	16,882

25,625,090	Surgutneftegas PAO(b)(c)(d)	66,519

598,704	Tatneft PJSC(b)(c)(d)	25,997

8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158

16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	6,429

47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655

		483,373

	Saudi Arabia — 2.5%

92,014	Al Rajhi Bank	2,500,423

92,618	Alinma Bank	756,215

12,693	Almarai Co. JSC	187,722

274,566	Arab National Bank	1,690,102

2,386	Astra Industrial Group Co.	99,007

343,537	Banque Saudi Fransi	1,697,168

19,020	Co. for Cooperative Insurance	723,203

596	Elm Co.	153,770

111,326	Etihad Etisalat Co.	1,809,065

46,524	Jarir Marketing Co.	160,780

6,454	Nahdi Medical Co.	198,083

255,745	Riyad Bank	2,240,532

57,428	SABIC Agri-Nutrients Co.	1,617,382

251,168	Saudi Arabian Oil Co.	1,788,204

205,892	Saudi Awwal Bank	2,048,469

21,689	Saudi Basic Industries Corp.	367,342

211,564	Saudi Investment Bank	820,273

335,368	Saudi National Bank	3,202,639

175,198	Saudi Telecom Co.	2,111,424

76,120	Yanbu National Petrochemical Co.	703,144

		24,874,947

	Singapore — 0.3%

20,485	Sea Ltd., ADR*	2,673,088

	South Africa — 2.7%

96,267	Absa Group Ltd.	922,281

93,331	AVI Ltd.	449,258

125,884	Bid Corp. Ltd.(a)	3,008,186

574	Capitec Bank Holdings Ltd.	97,216

125,708	Clicks Group Ltd.	2,320,917

31,582	Discovery Ltd.(a)	342,754

39,499	Gold Fields Ltd.	869,707

64,443	Gold Fields Ltd., ADR(a)	1,423,546

See accompanying Notes to the Financial Statements.	23

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	South Africa — continued

25,106	Harmony Gold Mining Co. Ltd.	366,863

27,655	Impala Platinum Holdings Ltd.*	189,990

150,231	Investec Ltd.	931,931

65,496	Kumba Iron Ore Ltd.(a)	1,111,443

131,559	Lewis Group Ltd.	507,797

688,077	Momentum Group Ltd.	1,168,850

43,096	Mr. Price Group Ltd.	522,323

61,814	MTN Group Ltd.	415,080

12,902	Naspers Ltd. Class N	3,195,057

6,242	Nedbank Group Ltd.	87,522

2,188,929	Old Mutual Ltd.	1,417,434

126,864	OUTsurance Group Ltd.	481,513

1,105,725	Redefine Properties Ltd., REIT	252,007

400,384	Sanlam Ltd.	1,796,205

60,476	Sappi Ltd.	119,013

198,862	Sasol Ltd.*	828,122

511,355	Sibanye Stillwater Ltd.*	578,270

210,722	Standard Bank Group Ltd.	2,748,676

5,969	Tiger Brands Ltd.	90,305

71,909	Vodacom Group Ltd.	490,074

		26,732,340

	South Korea — 7.9%

3,193	Alteogen, Inc.*	780,943

13,069	Amorepacific Corp.	908,177

3,581	Celltrion, Inc.	413,653

650	CJ CheilJedang Corp.	109,327

37,850	Coupang, Inc.*	830,050

13,272	Coway Co. Ltd.	732,145

7,103	DB HiTek Co. Ltd.	207,528

22,647	DB Insurance Co. Ltd.	1,366,865

2,662	Doosan Bobcat, Inc.	91,148

10,314	Ecopro Co. Ltd.	352,489

22,213	Hana Financial Group, Inc.	903,997

1,821	Hanjin Kal Corp.	100,781

53,134	Hankook Tire & Technology Co. Ltd.	1,431,891

2,439	Hanwha Aerospace Co. Ltd.	1,038,459

3,355	HD Hyundai Co. Ltd.	165,854

2,850	HD Hyundai Heavy Industries Co. Ltd.	545,263

3,232	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	443,622

27,241	HL Mando Co. Ltd.	722,520

20,843	HMM Co. Ltd.	277,932

13,081	Hyundai Glovis Co. Ltd.	1,003,182

4,356	Hyundai Marine & Fire Insurance Co. Ltd.*	64,965

17,262	Hyundai Mobis Co. Ltd.	3,070,458

13,372	Hyundai Rotem Co. Ltd.	962,124

9,694	Kakao Corp.	257,985

55,449	KakaoBank Corp.	837,149

54,966	KB Financial Group, Inc.	2,954,540

24	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	South Korea — continued

32,494	Kia Corp.	2,051,919

53,077	Korea Electric Power Corp.	786,446

41,251	Korea Investment Holdings Co. Ltd.	2,058,223

72,068	Korean Air Lines Co. Ltd.	1,048,175

7,458	Krafton, Inc.*	1,701,330

71,450	KT Corp., ADR(a)	1,265,379

3,764	LG Chem Ltd.	634,074

7,481	LG Corp.	330,680

3,123	LG Electronics, Inc.	165,266

1,301	LG Innotek Co. Ltd.	142,983

1,195	LigaChem Biosciences, Inc.*	77,791

1,132	LS Electric Co. Ltd.	137,941

7,585	Meritz Financial Group, Inc.	632,166

19,387	NAVER Corp.	2,529,257

18,284	Netmarble Corp.	491,203

2,595	Orion Corp.	208,067

6,978	Samsung C&T Corp.	557,524

20,093	Samsung Electro-Mechanics Co. Ltd.	1,776,959

573,639	Samsung Electronics Co. Ltd.	22,717,099

37,625	Shinhan Financial Group Co. Ltd.	1,201,381

7,938	SK Biopharmaceuticals Co. Ltd.*	539,102

82,973	SK Hynix, Inc.	11,003,232

5,102	SK Innovation Co. Ltd.*	392,533

17,199	SK Square Co. Ltd.*	1,107,781

23,429	SK Telecom Co. Ltd.	883,571

56,585	SK Telecom Co. Ltd., ADR	1,202,997

2,790	SK, Inc.	247,361

16,318	S-Oil Corp.	624,316

155,752	Woori Financial Group, Inc.	1,743,965

		78,831,768

	Taiwan — 13.4%

22,000	Accton Technology Corp.	388,808

398,792	Advantech Co. Ltd.	4,518,002

186,000	ASE Technology Holding Co. Ltd.	815,054

252,000	Asia Cement Corp.	355,606

22,000	Asia Vital Components Co. Ltd.	306,496

71,000	Asustek Computer, Inc.	1,310,794

236,000	AUO Corp.	96,295

68,523	Bizlink Holding, Inc.	1,052,215

1,296,000	Cathay Financial Holding Co. Ltd.	2,405,678

86,000	Cheng Shin Rubber Industry Co. Ltd.	130,556

476,000	China Airlines Ltd.	323,625

115,000	Chroma ATE, Inc.	1,006,595

1,945,000	Compal Electronics, Inc.	1,878,861

1,193,000	CTBC Financial Holding Co. Ltd.	1,422,704

152,000	Delta Electronics, Inc.	1,675,458

911,000	E.Sun Financial Holding Co. Ltd.	790,748

265,000	Elan Microelectronics Corp.	1,090,032

See accompanying Notes to the Financial Statements.	25

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Taiwan — continued

6,000	Elite Material Co. Ltd.	100,599

1,035,000	Eva Airways Corp.	1,270,277

264,000	Evergreen Marine Corp. Taiwan Ltd.	1,761,140

233,000	Far Eastern New Century Corp.	231,320

1,058,000	Fubon Financial Holding Co. Ltd.	2,726,288

12,000	Genius Electronic Optical Co. Ltd.	142,760

157,000	Giant Manufacturing Co. Ltd.	665,560

67,745	Globalwafers Co. Ltd.	656,092

175,000	Hiwin Technologies Corp.	1,286,182

762,000	Hon Hai Precision Industry Co. Ltd.	3,404,949

9,000	International Games System Co. Ltd.	210,486

1,227,000	KGI Financial Holding Co. Ltd.	637,743

2,000	King Slide Works Co. Ltd.	100,838

24,000	Largan Precision Co. Ltd.	1,716,967

193,930	MediaTek, Inc.	8,177,437

118,000	Mitac Holdings Corp.*	197,178

54,000	Nien Made Enterprise Co. Ltd.	646,560

32,000	Novatek Microelectronics Corp.	528,111

558,000	Pegatron Corp.	1,418,108

19,000	PharmaEssentia Corp.*	299,451

14,000	Phison Electronics Corp.	224,381

1,247,000	Pou Chen Corp.	1,331,927

379,998	President Chain Store Corp.	2,876,518

461,000	Primax Electronics Ltd.	1,158,996

199,000	Radiant Opto-Electronics Corp.	1,081,252

107,000	Realtek Semiconductor Corp.	1,697,383

467,000	SinoPac Financial Holdings Co. Ltd.	313,924

131,000	Sitronix Technology Corp.	765,079

935,000	Taishin Financial Holding Co. Ltd.	486,189

533,000	Taiwan Business Bank	235,226

2,581,924	Taiwan Semiconductor Manufacturing Co. Ltd.	71,978,378

374,000	Uni-President Enterprises Corp.	910,124

26,000	Voltronic Power Technology Corp.	1,203,475

159,000	Wan Hai Lines Ltd.	375,143

260,000	Winbond Electronics Corp.*	138,508

65,000	Wistron Corp.	189,578

164,000	Wistron NeWeb Corp.	692,382

454,000	Yang Ming Marine Transport Corp.	1,020,503

1,185,000	Yuanta Financial Holding Co. Ltd.	1,197,469

33,000	Zhen Ding Technology Holding Ltd.	103,924

		133,725,932

	Thailand — 1.5%

311,000	Bangkok Bank PCL, NVDR	1,354,719

2,009,900	Charoen Pokphand Foods PCL, NVDR	1,414,818

756,400	CP ALL PCL, NVDR	1,104,760

160,800	CP Axtra PCL, NVDR	123,751

959,600	Indorama Ventures PCL, NVDR	556,077

521,900	Kasikornbank PCL Class F	2,489,313

26	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Thailand — continued

2,077,800	Krung Thai Bank PCL, NVDR	1,480,578

340,900	PTT Exploration & Production PCL Class F	1,173,662

349,900	SCB X PCL Class F	1,269,101

77,100	Siam Cement PCL Class F	356,509

2,686,500	Thai Beverage PCL	1,016,227

1,316,900	Thai Union Group PCL, NVDR	424,698

1,749,600	Thai Union Group PCL Class F	564,244

22,994,100	TMBThanachart Bank PCL, NVDR	1,331,934

1,642,100	True Corp. PCL, NVDR*	569,095

		15,229,486

	Turkey — 0.4%

565,123	Akbank TAS	776,955

83,386	Haci Omer Sabanci Holding AS	184,386

169,954	KOC Holding AS	731,643

177,822	Turk Hava Yollari AO*	1,455,522

54,168	Turkcell Iletisim Hizmetleri AS	136,566

1,416,058	Turkiye Is Bankasi AS Class C	456,838

77,548	Turkiye Petrol Rafinerileri AS	281,721

283,762	Yapi ve Kredi Bankasi AS	179,485

		4,203,116

	United Arab Emirates — 0.9%

324,056	Abu Dhabi Commercial Bank PJSC	962,284

191,872	Abu Dhabi Islamic Bank PJSC	838,492

471,285	Aldar Properties PJSC	1,081,067

89,020	Dubai Islamic Bank PJSC	173,751

77,457	Emaar Development PJSC	258,579

651,855	Emaar Properties PJSC	2,374,757

146,062	Emirates NBD Bank PJSC	803,960

99,037	Emirates Telecommunications Group Co. PJSC	455,435

548,360	First Abu Dhabi Bank PJSC	2,061,442

		9,009,767

	United Kingdom — 0.5%

47,078	Anglogold Ashanti PLC	1,769,444

47,866	Unilever PLC	2,849,350

		4,618,794

	United States — 0.5%

22,133	Cognizant Technology Solutions Corp. Class A	1,693,174

13,400	GCC SAB de CV	122,916

13,634	Globant SA*(a)	1,604,994

192,200	JBS SA	1,379,509

		4,800,593

	Vietnam — 0.2%

720,700	Vietnam Dairy Products JSC	1,708,376

See accompanying Notes to the Financial Statements.	27

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Zambia — 0.3%

211,472	First Quantum Minerals Ltd.*	2,843,136

	TOTAL COMMON STOCKS (COST $981,687,627)	912,482,385

	PREFERRED STOCKS — 1.5%

	Brazil — 1.3%

683,100	Banco Bradesco SA, 8.79%	1,511,070

1,560,800	Cia Energetica de Minas Gerais, 13.48%	2,795,878

359,500	Gerdau SA, 4.95%	1,015,549

595,980	Itau Unibanco Holding SA, 7.61%	3,268,309

1,985,531	Itausa SA, 9.59%	3,275,910

151,500	Petroleo Brasileiro SA, 16.56%	982,906

		12,849,622

	South Korea — 0.2%

2,869	Hyundai Motor Co., 8.16%, Second-Preferred Stock	290,608

1,854	Hyundai Motor Co., 8.18%	185,727

63,298	Samsung Electronics Co. Ltd., 2.30%	2,047,497

		2,523,832

	TOTAL PREFERRED STOCKS (COST $17,058,835)	15,373,454

	RIGHTS — 0.0%

	Brazil — 0.0%

18,249	Itausa SA, Expires 04/11/25*	9,526

	TOTAL RIGHTS (COST $—)	9,526

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.2%

	Mutual Fund - Securities Lending Collateral — 0.2%

2,150,443	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(g)(h)	2,150,443

	TOTAL SHORT-TERM INVESTMENT (COST $2,150,443)	2,150,443

	TOTAL INVESTMENTS — 93.5% (Cost $1,000,896,905)	930,015,808

	Other Assets and Liabilities (net) — 6.5%	64,416,622

	NET ASSETS — 100.0%	$994,432,430

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

28	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

March 31, 2025

(c)

Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $492,929 which represents 0.0% of net assets. The aggregate tax cost of these securities held at March 31, 2025 was $94,698,977.

(d)

Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at year end is $483,373 which represents 0.0% of net assets. The aggregate cost of these securities held at March 31, 2025 was $85,541,075.

(e)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.

(g)	The rate disclosed is the 7-day net yield as of March 31, 2025.

(h)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

1,011	MSCI Emerging Markets E-mini Index	Jun 2025	$56,150,940	$(297,486)

Abbreviations

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

NVDR	—	Non-Voting Depository Receipt

REIT	—	Real Estate Investment Trust

See accompanying Notes to the Financial Statements.	29

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

March 31, 2025

Industry Sector Summary (Unaudited)	% of Net Assets

Financial	23.2

Technology	17.3

Communications	16.5

Consumer, Non-cyclical	10.6

Consumer, Cyclical	10.3

Industrial	5.9

Basic Materials	4.5

Energy	3.2

Utilities	1.4

Diversified	0.4

Short-Term Investment	0.2

Other Assets and Liabilities (net)	6.5

100.0%

30	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Australia — 2.0%

620,761	AGL Energy Ltd.	4,062,411

30,141	Aristocrat Leisure Ltd.	1,213,927

1,358,851	Aurizon Holdings Ltd.	2,634,210

681,000	Bank of Queensland Ltd.(a)	2,874,874

77,550	Brambles Ltd.	972,891

41,228	Downer EDI Ltd.	140,176

225,700	Elders Ltd.	947,046

2,288,315	Glencore PLC*	8,411,361

606,100	Harvey Norman Holdings Ltd.(a)	1,898,841

1,256,900	Helia Group Ltd.	3,135,129

4,748	HUB24 Ltd.	203,221

475,600	Metcash Ltd.	940,938

41,778	Myer Holdings Ltd.	17,012

7,413	Netwealth Group Ltd.	119,553

70,209	Northern Star Resources Ltd.(a)	808,473

1,056,815	OceanaGold Corp.	3,524,552

1,206,200	Perenti Ltd.	1,008,754

3,193	Pro Medicus Ltd.	402,417

932,965	Qantas Airways Ltd.	5,305,938

495,800	QBE Insurance Group Ltd.	6,811,035

2,952	REA Group Ltd.(a)	407,691

166,100	Rio Tinto Ltd.(a)	12,045,205

14,923	SEEK Ltd.(a)	200,788

533,758	Super Retail Group Ltd.(a)	4,316,624

16,240	Technology One Ltd.	284,308

334,054	Telstra Group Ltd.	878,297

51,401	Ventia Services Group Pty. Ltd.	129,713

59,137	Wesfarmers Ltd.	2,672,367

606,338	Woodside Energy Group Ltd.(a)	8,748,675

70,200	Woolworths Group Ltd.	1,296,874

		76,413,301

	Austria — 0.4%

50,522	ANDRITZ AG	2,832,971

5,427	BAWAG Group AG 144A	560,248

17,121	Erste Group Bank AG(b)	1,188,312

2,891	Erste Group Bank AG(b)	201,215

25,798	EVN AG	598,367

107,642	OMV AG	5,516,482

9,905	Raiffeisen Bank International AG	256,193

6,280	voestalpine AG	153,660

70,300	Wienerberger AG	2,356,273

		13,663,721

	Belgium — 0.4%

49,000	Ageas SA	2,940,992

79,214	Anheuser-Busch InBev SA	4,872,671

33	Lotus Bakeries NV	293,645

See accompanying Notes to the Financial Statements.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Belgium — continued

21,907	Proximus SADP(a)	162,239

78,200	Solvay SA(a)	2,779,950

17,400	Syensqo SA	1,189,309

5,915	UCB SA	1,042,131

9,560	Umicore SA	99,073

		13,380,010

	Brazil — 0.6%

524,824	Ambev SA, ADR	1,222,840

190,804	Petroleo Brasileiro SA, Preferred ADR	2,488,084

341,800	Vale SA	3,383,597

25,837	Wheaton Precious Metals Corp.(b)	2,005,726

164,578	Wheaton Precious Metals Corp.(a)(b)	12,769,446

31,200	Yara International ASA	943,416

		22,813,109

	Burkina Faso — 0.0%

32,321	IAMGOLD Corp.*	201,662

	Canada — 5.6%

120,932	Agnico Eagle Mines Ltd.(b)	13,100,231

50,718	Agnico Eagle Mines Ltd.(b)	5,498,338

9,431	Air Canada*(a)	92,852

25,065	Alamos Gold, Inc. Class A (a)	669,619

4,731	Aritzia, Inc.*(a)	166,263

10,931	Atco Ltd. Class I	380,658

1,360,404	Barrick Gold Corp.	26,446,254

9,723	BCE, Inc.	223,240

6,647	Brookfield Renewable Corp.	185,584

4,585	Canadian Apartment Properties REIT, REIT	137,431

88,700	Canadian Imperial Bank of Commerce(a)	4,988,894

30,919	Canadian National Railway Co.	3,013,366

38,300	Canadian Tire Corp. Ltd. Class A (a)	3,976,760

4,741	Canadian Utilities Ltd. Class A	121,881

8,416	CCL Industries, Inc. Class B (a)	411,020

78,497	Cenovus Energy, Inc.	1,091,893

402,652	Centerra Gold, Inc.	2,554,256

43,463	CGI, Inc.(b)	4,338,297

80,681	CGI, Inc.(b)	8,054,384

2,223	Constellation Software, Inc.(a)	7,039,106

4,871	Descartes Systems Group, Inc.*	491,143

4,132	Docebo, Inc.*	118,630

15,639	Dollarama, Inc.	1,672,072

10,090	Dundee Precious Metals, Inc.(a)	133,762

16,257	Emera, Inc.	684,618

159,975	Empire Co. Ltd. Class A	5,363,067

110,746	Enbridge, Inc.	4,907,155

51,700	Finning International, Inc.	1,454,461

2,312	FirstService Corp.	383,676

32	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Canada — continued

28,344	Fortis, Inc.	1,290,915

31,685	Fortuna Mining Corp.*(a)	192,631

59,137	Franco-Nevada Corp.(b)	9,317,626

198,666	Franco-Nevada Corp.(b)	31,241,324

66,650	iA Financial Corp., Inc.	6,328,566

79,900	Imperial Oil Ltd.	5,770,787

9,863	Keyera Corp.	306,529

1,584	Kinaxis, Inc.*	174,617

657,102	Kinross Gold Corp.(b)	8,286,056

5,656	Kinross Gold Corp.(b)	71,248

132,363	Lundin Gold, Inc.	4,098,034

173,000	Manulife Financial Corp.	5,389,835

89,500	Maple Leaf Foods, Inc.	1,558,982

273,596	MEG Energy Corp.(a)	4,796,128

2,800	Metro, Inc.	194,682

44,802	New Gold, Inc.*	165,605

18,500	Nutrien Ltd.(a)(b)	918,027

27,534	Nutrien Ltd.(b)	1,367,614

152,300	Open Text Corp.(b)	3,843,346

14,973	Open Text Corp.(b)	378,218

9,558	Osisko Gold Royalties Ltd.	201,865

16,719	Pembina Pipeline Corp.(b)	669,262

10,721	Pembina Pipeline Corp.(b)	428,765

7,847	RioCan Real Estate Investment Trust, REIT	93,504

20,216	Rogers Communications, Inc. Class B	540,374

117,200	Russel Metals, Inc.	3,201,064

14,451	Saputo, Inc.	249,309

69,890	Shopify, Inc. Class A *	6,666,458

11,382	SSR Mining, Inc.*	114,037

231,700	Suncor Energy, Inc.(b)	8,970,175

72,744	Suncor Energy, Inc.(b)	2,816,648

13,815	TELUS Corp.(b)	198,118

79,100	TELUS Corp.(b)	1,134,294

4,851	Torex Gold Resources, Inc.*	134,315

4,947	Triple Flag Precious Metals Corp.	94,735

		208,902,604

	China — 2.3%

2,185,500	3SBio, Inc. 144A	3,358,147

6,252,000	Agricultural Bank of China Ltd. Class H	3,753,684

445,500	Alibaba Group Holding Ltd.	7,387,768

5,706,000	Bank of China Ltd. Class H	3,453,361

1,290,000	Bank of Communications Co. Ltd. Class H	1,158,175

8,000	BeiGene Ltd.*	168,861

8,117	BeiGene Ltd., ADR*	2,209,204

201,500	BOC Hong Kong Holdings Ltd.	815,858

36,000	BYD Electronic International Co. Ltd.	188,299

488,000	China CITIC Bank Corp. Ltd. Class H	382,633

9,890,000	China Construction Bank Corp. Class H	8,775,948

See accompanying Notes to the Financial Statements.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	China — continued

3,187,000	China Galaxy Securities Co. Ltd. Class H	3,177,879

495,000	China Life Insurance Co. Ltd. Class H	959,416

824,000	China Medical System Holdings Ltd.	789,189

349,600	China Taiping Insurance Holdings Co. Ltd.	532,472

3,352,000	CSPC Pharmaceutical Group Ltd.	2,138,990

771,600	Dongfang Electric Corp. Ltd. Class H	973,166

71,200	Fuyao Glass Industry Group Co. Ltd. Class H 144A	509,422

151,000	Haidilao International Holding Ltd. 144A	342,727

10,135,000	Industrial & Commercial Bank of China Ltd. Class H	7,242,366

1,374,800	JD Logistics, Inc.* 144A	2,239,032

8,700	JD.com, Inc. Class A	179,564

370,500	Kingboard Holdings Ltd.	1,059,008

589,000	Kingdee International Software Group Co. Ltd.*	1,006,614

149,800	NetEase, Inc.	3,087,783

11,419	NetEase, Inc., ADR	1,175,243

1,243,500	Ping An Insurance Group Co. of China Ltd. Class H	7,420,210

158,400	Pop Mart International Group Ltd. 144A	3,199,854

2,773,000	Postal Savings Bank of China Co. Ltd. Class H 144A	1,717,372

717,600	Sinopharm Group Co. Ltd. Class H	1,671,162

83,000	SITC International Holdings Co. Ltd.	225,638

19,800	Tencent Holdings Ltd.	1,262,090

107,950	Trip.com Group Ltd., ADR	6,863,461

2,395,700	Yangzijiang Shipbuilding Holdings Ltd.	4,181,086

26,623	Yum China Holdings, Inc.	1,385,993

		84,991,675

	Denmark — 1.1%

181	AP Moller - Maersk AS Class A	310,109

253	AP Moller - Maersk AS Class B	442,237

21,000	Carlsberg AS Class B	2,672,084

88,200	D/S Norden AS	2,225,746

314,276	Danske Bank AS	10,293,441

71,900	Dfds AS*	941,113

680	DSV AS	131,493

3,847	Genmab AS*	750,260

8,279	GN Store Nord AS*	129,753

8,545	ISS AS	196,159

33,297	Jyske Bank AS	2,667,291

2,926	NKT AS*	199,536

172,560	Novo Nordisk AS Class B	11,948,332

26,968	Novonesis (Novozymes)	1,570,056

6,640	Pandora AS	1,015,762

1,595	Ringkjoebing Landbobank AS	284,162

7,351	Rockwool AS Class B	3,047,788

1,925	Royal Unibrew AS	153,485

4,180	Spar Nord Bank AS*	126,232

784	Svitzer Group AS*	24,953

3,466	Sydbank AS	217,473

34	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Denmark — continued

53,240	Vestas Wind Systems AS*	733,410

		40,080,875

	Finland — 0.5%

19,312	Kone OYJ Class B	1,067,465

43,678	Konecranes OYJ	2,781,267

1,035,355	Nokia OYJ	5,454,368

331,091	Nordea Bank Abp(b)	4,221,714

78,942	Nordea Bank Abp(b)	1,008,459

4,824	Orion OYJ Class B	286,544

4,894	Puuilo OYJ	60,271

1,140	QT Group OYJ*	92,387

109,879	TietoEVRY OYJ(a)	1,905,914

99,800	Valmet OYJ(a)	2,709,084

28,649	Wartsila OYJ Abp	510,913

		20,098,386

	France — 8.4%

96,018	Air Liquide SA	18,253,812

26,041	Airbus SE	4,586,961

169,380	AXA SA	7,223,545

322,501	BNP Paribas SA	26,831,446

70,155	Bollore SE	410,881

170,876	Bouygues SA	6,731,283

61,301	Capgemini SE	9,157,343

359,600	Carrefour SA(a)	5,151,801

274,222	Cie de Saint-Gobain SA	27,230,556

120,400	Cie Generale des Etablissements Michelin SCA	4,220,566

13,567	Covivio SA, REIT	761,392

498,551	Credit Agricole SA	9,053,728

12,521	Dassault Aviation SA	4,161,683

276,831	Dassault Systemes SE	10,538,736

30,277	Edenred SE	986,938

48,472	EssilorLuxottica SA	13,930,489

42,955	Gecina SA, REIT	4,042,672

11,425	Getlink SE	197,789

36,100	Ipsen SA	4,155,558

48,500	IPSOS SA	2,189,636

156,756	Klepierre SA, REIT	5,237,090

222,722	Legrand SA	23,558,776

18,346	LVMH Moet Hennessy Louis Vuitton SE	11,442,178

125,400	Metropole Television SA(a)	1,884,657

1,843	Nexans SA	181,304

493,000	Orange SA	6,385,836

88,621	Pernod Ricard SA	8,793,864

35,500	Quadient SA	600,533

107,400	Rexel SA	2,882,373

97,800	Rubis SCA	2,757,953

36,122	Safran SA	9,519,509

See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	France — continued

9,505	SCOR SE	274,099

1,492	SEB SA	141,668

46,652	Societe BIC SA	3,156,252

531,491	Societe Generale SA	23,971,263

18,000	Sopra Steria Group	3,352,195

7,611	Technip Energies NV	247,548

219,200	Television Francaise 1 SA(a)	2,133,722

5,837	Thales SA	1,565,585

610,363	TotalEnergies SE	39,408,099

9,314	Valeo SE	87,812

10,102	Vallourec SACA*(a)	190,147

108,400	Verallia SA(a)	3,385,156

		310,974,434

	Georgia — 0.1%

45,361	Lion Finance Group PLC	3,206,119

4,128	TBC Bank Group PLC	220,939

		3,427,058

	Germany — 8.5%

34,237	adidas AG	8,009,122

70,908	Allianz SE	27,006,969

5,717	Auto1 Group SE* 144A	125,695

111,400	Bayer AG	2,656,493

90,500	Bayerische Motoren Werke AG	7,210,953

53,744	Beiersdorf AG	6,950,295

34,299	Bilfinger SE	2,469,201

544,540	Commerzbank AG	12,349,073

6,807	Continental AG	475,315

3,716	CTS Eventim AG & Co. KGaA	370,875

186,900	Daimler Truck Holding AG	7,505,671

520,430	Deutsche Bank AG(b)	12,278,041

21,560	Deutsche Bank AG(b)	513,775

88,556	Deutsche Boerse AG	26,074,001

37,334	Deutsche Lufthansa AG	269,974

118,200	Deutsche Pfandbriefbank AG*	687,772

215,183	Deutsche Post AG	9,175,423

221,109	Deutsche Telekom AG	8,179,036

19,659	Fraport AG Frankfurt Airport Services Worldwide*	1,230,885

6,716	Freenet AG	255,696

12,385	Fresenius Medical Care AG	611,036

62,600	Fresenius SE & Co. KGaA*	2,665,970

114,203	GEA Group AG	6,902,274

41,300	Heidelberg Materials AG	7,059,409

19,217	Henkel AG & Co. KGaA	1,382,631

71,567	HUGO BOSS AG	2,696,758

66,900	Infineon Technologies AG	2,207,105

20,706	K&S AG	281,039

66,982	Knorr-Bremse AG	6,062,042

36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Germany — continued

13,078	Krones AG	1,772,733

168,079	Mercedes-Benz Group AG	9,846,673

10,995	MTU Aero Engines AG	3,804,262

26,320	Nemetschek SE	3,049,068

87,095	Puma SE	2,106,906

1,183	Rational AG	979,210

6,080	Rheinmetall AG	8,711,114

235,664	SAP SE	62,503,096

2,755	SAP SE, ADR	739,552

414,900	Schaeffler AG*	1,712,962

15,262	Scout24 SE 144A	1,589,189

44,060	Siemens AG	10,098,354

303,363	Siemens Energy AG*	17,695,384

2,122	Stroeer SE & Co. KGaA	124,012

66,685	Symrise AG Class A	6,899,655

42,000	Talanx AG	4,388,925

54,162	TeamViewer SE* 144A	703,376

30,280	thyssenkrupp AG	310,882

27,628	TUI AG*	188,112

87,300	United Internet AG	1,792,313

3,076	Volkswagen AG	319,294

394,949	Zalando SE* 144A	13,613,997

		316,611,598

	Greece — 0.2%

71,700	Metlen Energy & Metals SA	3,163,157

304,064	National Bank of Greece SA	3,129,814

		6,292,971

	Guatemala — 0.0%

5,639	Millicom International Cellular SA	170,693

	Hong Kong — 1.6%

1,181,200	AIA Group Ltd.	8,930,260

15,600	ASMPT Ltd.	109,557

120,000	CK Asset Holdings Ltd.	487,466

37,500	CK Infrastructure Holdings Ltd.	224,615

100,500	CLP Holdings Ltd.	819,341

3,367	Futu Holdings Ltd., ADR	344,612

47,200	Hang Seng Bank Ltd.	641,402

233,000	HKT Trust & HKT Ltd.	311,781

340,700	Hong Kong Exchanges & Clearing Ltd.	15,158,311

63,600	Hongkong Land Holdings Ltd.	275,520

7,600	Jardine Matheson Holdings Ltd.	321,246

36,500	Kerry Properties Ltd.	86,042

330,800	Link REIT, REIT	1,554,240

85,500	MTR Corp. Ltd.	280,652

326,000	Pacific Basin Shipping Ltd.	72,613

255,000	PCCW Ltd.	158,853

See accompanying Notes to the Financial Statements.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Hong Kong — continued

689,500	Power Assets Holdings Ltd.	4,129,602

121,119	Prudential PLC	1,305,733

797,000	Sino Biopharmaceutical Ltd.	386,584

343,000	Sun Hung Kai Properties Ltd.	3,256,428

26,000	Swire Pacific Ltd. Class A	229,241

496,500	Techtronic Industries Co. Ltd.	5,980,671

9,510,000	Tongda Group Holdings Ltd.*	100,336

2,792,000	United Laboratories International Holdings Ltd.	5,287,173

9,820,000	WH Group Ltd. 144A	9,030,915

87,000	Wharf Real Estate Investment Co. Ltd.	211,908

157,000	Yue Yuen Industrial Holdings Ltd.	253,115

		59,948,217

	Hungary — 0.1%

223,400	MOL Hungarian Oil & Gas PLC	1,756,600

95,800	Richter Gedeon Nyrt	2,635,463

		4,392,063

	India — 0.3%

80,630	MakeMyTrip Ltd.*	7,900,934

802,900	Redington Ltd.	2,277,216

		10,178,150

	Indonesia — 0.0%

415,400	Golden Agri-Resources Ltd.	83,056

	Ireland — 1.5%

10,581	AerCap Holdings NV	1,081,061

3,264,308	AIB Group PLC	21,168,047

1,407,944	Bank of Ireland Group PLC	16,645,160

159,870	Kerry Group PLC Class A	16,743,166

		55,637,434

	Israel — 0.5%

209,233	Bank Hapoalim BM	2,827,839

316,972	Bank Leumi Le-Israel BM	4,251,063

126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	186,011

2,848	Clal Insurance Enterprises Holdings Ltd.	69,751

1,110	Elbit Systems Ltd.(b)	424,915

289	Elbit Systems Ltd.(b)	110,884

3,858	First International Bank of Israel Ltd.	194,512

5,479	Harel Insurance Investments & Financial Services Ltd.	87,429

31,673	ICL Group Ltd.	178,860

233	Israel Corp. Ltd.	62,449

249,942	Israel Discount Bank Ltd. Class A	1,732,838

47,047	Mizrahi Tefahot Bank Ltd.	2,107,664

3,162	Nice Ltd.*	485,313

28,525	Nice Ltd., ADR*	4,397,699

10,974	Phoenix Financial Ltd.	203,672

4,002	Plus500 Ltd.	141,846

38	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Israel — continued

11,682	Shufersal Ltd.	110,330

162,900	Teva Pharmaceutical Industries Ltd.*	2,484,257

2,928	Wix.com Ltd.*	478,377

		20,535,709

	Italy — 5.0%

3,230,900	A2A SpA	7,774,463

28,215	Azimut Holding SpA	790,019

3,634	Banca Generali SpA	204,176

46,301	Banca Monte dei Paschi di Siena SpA	367,424

27,085	Banca Popolare di Sondrio SpA	327,552

92,178	Banco BPM SpA	936,356

11,333	BFF Bank SpA 144A	93,452

5,974	Buzzi SpA	288,191

151,814	Coca-Cola HBC AG	6,868,989

163,560	Enel SpA	1,325,409

270,171	Eni SpA(a)	4,168,406

36,490	Ferrari NV	15,547,956

37,346	FinecoBank Banca Fineco SpA	739,154

311,722	Generali	10,940,552

189,731	Infrastrutture Wireless Italiane SpA 144A	2,006,836

4,817,992	Intesa Sanpaolo SpA	24,779,996

294,535	Iveco Group NV	4,844,747

630,506	Leonardo SpA	30,741,250

7,619	Lottomatica Group SpA	153,282

209,404	Mediobanca Banca di Credito Finanziario SpA	3,928,144

673,960	MFE-MediaForEurope NV Class A	2,439,808

84,324	Moncler SpA	5,205,255

27,166	Nexi SpA*(a) 144A	144,510

501,000	Pirelli & C SpA	2,976,081

262,370	Poste Italiane SpA 144A	4,669,426

16,278	Prysmian SpA	892,617

200,228	Ryanair Holdings PLC, ADR	8,483,660

590,393	Telecom Italia SpA*	199,415

361,135	Terna - Rete Elettrica Nazionale	3,265,470

618,298	UniCredit SpA	34,668,187

379,563	Unipol Assicurazioni SpA	6,064,225

31,466	Webuild SpA	108,408

		185,943,416

	Japan — 18.4%

38,000	Acom Co. Ltd.(a)	97,350

46,100	Advantest Corp.	2,056,701

11,300	AEON Financial Service Co. Ltd.	100,016

2,500	AEON REIT Investment Corp., REIT	2,069,277

11,500	AGC, Inc.	350,853

28,200	Aisin Corp.	307,793

11,400	Alfresa Holdings Corp.(a)	161,454

18,300	Amada Co. Ltd.(a)	178,173

See accompanying Notes to the Financial Statements.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Japan — continued

82,400	Amano Corp.(a)	2,206,690

25,900	ANA Holdings, Inc.	478,608

51,400	Artience Co. Ltd.	1,067,538

11,000	Asahi Intecc Co. Ltd.	178,416

58,000	Asics Corp.	1,235,517

1,800	ASKA Pharmaceutical Holdings Co. Ltd.	27,740

106,100	Astellas Pharma, Inc.	1,028,344

28,800	Azbil Corp.	223,436

122,100	Bandai Namco Holdings, Inc.	4,104,776

34,500	BayCurrent, Inc.	1,501,899

15,500	BIPROGY, Inc.	477,468

238,000	Brother Industries Ltd.(a)	4,314,113

3,300	Bunka Shutter Co. Ltd.	41,604

237,400	Canon, Inc.(a)	7,424,547

158,800	Capcom Co. Ltd.	3,927,403

105,000	Central Japan Railway Co.	2,005,827

831,094	Chiba Bank Ltd.(a)	7,826,714

105,100	Chubu Electric Power Co., Inc.(a)	1,143,354

13,600	Chudenko Corp.	300,852

15,400	Chugoku Electric Power Co., Inc.(a)	88,569

497,500	Citizen Watch Co. Ltd.(a)	2,980,262

114,200	Coca-Cola Bottlers Japan Holdings, Inc.	1,865,756

7,000	COMSYS Holdings Corp.	149,193

3,800	Cosmo Energy Holdings Co. Ltd.(a)	163,549

213,900	Credit Saison Co. Ltd.	5,079,191

25,600	CyberAgent, Inc.	194,867

447,500	Daicel Corp.(a)	3,896,457

9,900	Daifuku Co. Ltd.	242,298

1,700	Daihen Corp.	73,234

204,400	Dai-ichi Life Holdings, Inc.	1,560,747

111,200	Daiichi Sankyo Co. Ltd.	2,617,261

15,400	Daikin Industries Ltd.	1,676,968

116,700	Daiwa House Industry Co. Ltd.(a)	3,869,320

284,900	Daiwa Securities Group, Inc.(a)	1,906,566

57,500	DeNA Co. Ltd.(a)	1,359,247

2,500	Duskin Co. Ltd.	60,868

78,300	East Japan Railway Co.	1,548,290

13,700	Eisai Co. Ltd.	381,231

99,200	Electric Power Development Co. Ltd.(a)	1,682,034

274,000	ENEOS Holdings, Inc.	1,441,820

117,400	Ezaki Glico Co. Ltd.	3,626,186

51,000	FANUC Corp.	1,396,049

30,800	Fast Retailing Co. Ltd.	9,225,422

121,000	Food & Life Cos. Ltd.	3,626,797

36,400	Fuji Corp.	512,758

7,800	Fuji Electric Co. Ltd.	332,235

65,300	FUJIFILM Holdings Corp.	1,253,891

94,300	Fujitsu Ltd.	1,880,295

41,600	Fukuoka Financial Group, Inc.	1,101,249

40	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Japan — continued

15,200	Furukawa Co. Ltd.	212,960

4,100	Furukawa Electric Co. Ltd.	138,177

28,700	Futaba Industrial Co. Ltd.(a)	150,084

6,600	GungHo Online Entertainment, Inc.	129,361

49,800	Hankyu Hanshin Holdings, Inc.(a)	1,341,069

48,100	Hirose Electric Co. Ltd.	5,599,651

3,900	Hisamitsu Pharmaceutical Co., Inc.(a)	105,799

521,500	Hitachi Ltd.	12,109,619

57,000	Hokkaido Electric Power Co., Inc.(a)	290,165

6,500	Hokuhoku Financial Group, Inc.	112,548

847,500	Honda Motor Co. Ltd.(a)	7,712,252

2,500	Horiba Ltd.	167,548

21,400	Hoya Corp.	2,421,278

12,900	Hyakugo Bank Ltd.(a)	63,880

23,300	Ichinen Holdings Co. Ltd.	261,741

64,000	Idemitsu Kosan Co. Ltd.(a)	452,215

9,500	Iida Group Holdings Co. Ltd.(a)	145,411

477,000	Inpex Corp.	6,584,444

256,000	Isuzu Motors Ltd.	3,477,642

11,200	Iwatani Corp.(a)	112,491

14,900	J Front Retailing Co. Ltd.	184,004

2,600	Jaccs Co. Ltd.(a)	68,133

171,600	Japan Exchange Group, Inc.	1,763,451

533,000	Japan Petroleum Exploration Co. Ltd.	4,153,761

261,000	Japan Post Bank Co. Ltd.	2,643,933

1,056,400	Japan Post Holdings Co. Ltd.	10,584,456

265,000	Japan Post Insurance Co. Ltd.(a)	5,390,983

21,700	Japan Securities Finance Co. Ltd.	260,525

29,200	Japan Tobacco, Inc.	803,322

13,400	JTEKT Corp.	101,681

2,000	Juroku Financial Group, Inc.	64,972

9,000	JVCKenwood Corp.	75,806

4,800	Kadokawa Corp.	114,047

166,200	Kakaku.com, Inc.(a)	2,395,914

108,300	Kamigumi Co. Ltd.	2,532,746

11,800	Kanadevia Corp.(a)	72,618

6,300	Kandenko Co. Ltd.	113,283

92,300	Kaneka Corp.	2,359,456

282,500	Kanematsu Corp.(a)	4,771,424

45,200	Kansai Electric Power Co., Inc.	536,075

31,200	Kao Corp.	1,352,314

15,900	Kato Sangyo Co. Ltd.	525,997

333,200	KDDI Corp.	5,274,098

22,300	Keikyu Corp.(a)	225,642

6,300	Keio Corp.(a)	161,340

55,200	Keyence Corp.	21,731,601

11,200	Kintetsu Group Holdings Co. Ltd.	239,375

44,800	Kirin Holdings Co. Ltd.	622,916

54,400	Kitz Corp.	426,152

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Japan — continued

77,400	Kohnan Shoji Co. Ltd.	1,939,481

216,100	Komatsu Ltd.(a)	6,289,810

7,800	Konami Group Corp.	924,053

18,586	Kose Corp.	774,383

101,300	K’s Holdings Corp.(a)	923,744

10,700	Kura Sushi, Inc.(a)	225,363

71,600	Kyocera Corp.(a)	809,305

28,000	Kyowa Kirin Co. Ltd.	407,277

2,600	Kyudenko Corp.	83,861

25,200	Kyushu Electric Power Co., Inc.	220,623

7,600	Life Corp.	98,318

125,100	Lion Corp.	1,490,615

14,200	Lixil Corp.(a)	164,618

791,000	LY Corp.	2,682,753

475,100	M3, Inc.(a)	5,456,532

133,600	Macnica Holdings, Inc.	1,731,526

2,300	Makino Milling Machine Co. Ltd.	179,605

13,600	Makita Corp.	452,716

492,100	Marubeni Corp.	7,886,370

3,700	Maruha Nichiro Corp.	80,809

45,100	Maxell Ltd.	553,589

145,400	Mazda Motor Corp.(a)	921,821

11,700	McDonald’s Holdings Co. Japan Ltd.(a)	447,314

1,138,600	Mebuki Financial Group, Inc.(a)	5,562,463

11,700	Medipal Holdings Corp.	182,798

6,100	Megmilk Snow Brand Co. Ltd.	104,721

11,700	Mirait One Corp.	171,012

16,900	MISUMI Group, Inc.	282,805

424,100	Mitsubishi Chemical Group Corp.	2,099,441

984,900	Mitsubishi Electric Corp.	18,036,849

196,500	Mitsubishi Gas Chemical Co., Inc.(a)	3,076,076

448,600	Mitsubishi HC Capital, Inc.(a)	3,026,615

35,600	Mitsubishi Motors Corp.(a)	97,708

139,900	Mitsubishi UFJ Financial Group, Inc.	1,895,068

77,100	MIXI, Inc.	1,715,884

233,300	Mizuho Financial Group, Inc.	6,373,157

456,000	Mizuho Leasing Co. Ltd.	3,192,597

1,300	Mochida Pharmaceutical Co. Ltd.	27,742

4,800	Modec, Inc.	133,324

693,300	MonotaRO Co. Ltd.	12,986,485

379,900	MS&AD Insurance Group Holdings, Inc.	8,254,201

5,800	Nagase & Co. Ltd.	103,420

11,500	Nagoya Railroad Co. Ltd.(a)	134,275

2,500	Namura Shipbuilding Co. Ltd.(a)	38,560

784,000	NEC Corp.	16,688,436

206,600	Nexon Co. Ltd.	2,832,478

337,600	NGK Insulators Ltd.(a)	4,164,989

5,100	NH Foods Ltd.(a)	170,984

13,400	Nichirei Corp.(a)	159,262

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Japan — continued

48,900	NIDEC Corp.	821,259

10,000	Nikkon Holdings Co. Ltd.(a)	180,482

144,800	Nintendo Co. Ltd.	9,906,448

219,000	Nippon Express Holdings, Inc.	3,991,761

13,400	Nippon Gas Co. Ltd.	200,620

99,200	Nippon Shinyaku Co. Ltd.	2,527,728

225,000	Nippon Soda Co. Ltd.(a)	4,379,378

15,664,800	Nippon Telegraph & Telephone Corp.	15,175,968

122,600	Nippon Yusen KK(a)	4,048,909

7,400	Nishi-Nippon Financial Holdings, Inc.	104,123

49,700	Nishi-Nippon Railroad Co. Ltd.(a)	716,567

3,700	Nishio Holdings Co. Ltd.(a)	103,787

12,200	Nissin Foods Holdings Co. Ltd.(a)	249,172

15,500	Nitori Holdings Co. Ltd.(a)	1,539,295

295,200	Nitto Denko Corp.	5,457,060

5,900	Nojima Corp.	100,266

7,300	NOK Corp.(a)	107,521

1,318,100	Nomura Holdings, Inc.	8,105,166

323,500	Nomura Research Institute Ltd.	10,529,734

62,100	NS Solutions Corp.(a)	1,604,920

193,800	NSK Ltd.(a)	830,622

313,500	NTT Data Group Corp.	5,683,378

35,500	OBIC Business Consultants Co. Ltd.	1,732,017

123,800	Obic Co. Ltd.	3,582,851

18,900	Odakyu Electric Railway Co. Ltd.(a)	187,115

10,000	Okasan Securities Group, Inc.(a)	44,597

10,700	Okinawa Electric Power Co., Inc.	65,676

450,100	Olympus Corp.	5,929,695

203,500	Ono Pharmaceutical Co. Ltd.(a)	2,191,381

13,100	Onward Holdings Co. Ltd.	47,468

2,300	Oracle Corp. Japan	242,590

78,000	Oriental Land Co. Ltd.(a)	1,539,555

360,100	ORIX Corp.	7,472,630

163,500	Osaka Gas Co. Ltd.	3,713,556

10,400	Otsuka Corp.	226,015

69,200	Otsuka Holdings Co. Ltd.	3,602,788

23,600	Pan Pacific International Holdings Corp.	647,950

713,700	Panasonic Holdings Corp.	8,575,086

117,900	Persol Holdings Co. Ltd.(a)	196,206

20,100	Raito Kogyo Co. Ltd.	332,085

255,800	Rakuten Bank Ltd.*	11,094,276

492,400	Rengo Co. Ltd.	2,615,604

2,343,400	Resona Holdings, Inc.	20,343,745

12,000	Resorttrust, Inc.	117,081

36,200	Ricoh Co. Ltd.(a)	383,996

13,300	Rinnai Corp.	308,765

421,700	Rohto Pharmaceutical Co. Ltd.	6,308,919

28,100	Round One Corp.(a)	186,136

466,200	Ryohin Keikaku Co. Ltd.	12,745,782

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Japan — continued

12,100	San-In Godo Bank Ltd.(a)	105,585

218,000	Sankyo Co. Ltd.	3,195,761

53,700	Sankyu, Inc.	2,206,089

19,500	Sanrio Co. Ltd.(a)	905,825

115,100	Santen Pharmaceutical Co. Ltd.	1,094,227

10,100	Sanwa Holdings Corp.	324,087

29,600	Sanyo Chemical Industries Ltd.	774,073

31,600	SCREEN Holdings Co. Ltd.(a)	2,066,068

13,800	SCSK Corp.	341,565

7,100	Sega Sammy Holdings, Inc.	137,482

11,500	Seibu Holdings, Inc.(a)	254,627

51,300	Seiko Epson Corp.(a)	822,486

217,100	Sekisui Chemical Co. Ltd.(a)	3,710,599

27,500	Senshu Ikeda Holdings, Inc.	80,461

396,200	Shimadzu Corp.	9,939,235

2,700	Shimamura Co. Ltd.	155,630

5,700	Shimano, Inc.	802,463

514,500	Shionogi & Co. Ltd.	7,779,785

43,800	Skylark Holdings Co. Ltd.	878,752

227,500	Sojitz Corp.(a)	5,011,396

253,200	Sompo Holdings, Inc.	7,698,526

86,800	Square Enix Holdings Co. Ltd.(a)	4,049,363

83,300	Stanley Electric Co. Ltd.(a)	1,570,213

249,500	Subaru Corp.(a)	4,455,530

62,300	Sugi Holdings Co. Ltd.	1,175,583

4,500	Sumitomo Bakelite Co. Ltd.	101,000

154,300	Sumitomo Heavy Industries Ltd.	3,159,367

231,700	Sumitomo Mitsui Financial Group, Inc.	5,929,811

98,600	Sumitomo Mitsui Trust Group, Inc.	2,467,823

38,600	Sumitomo Osaka Cement Co. Ltd.(a)	933,619

341,000	Sumitomo Rubber Industries Ltd.	4,317,028

5,300	Sumitomo Warehouse Co. Ltd.(a)	98,134

52,200	Suntory Beverage & Food Ltd.	1,724,831

4,200	Suzuken Co. Ltd.	139,173

20,600	Sysmex Corp.	393,094

29,800	T&D Holdings, Inc.(a)	636,672

7,600	Tadano Ltd.	54,934

6,200	Taikisha Ltd.	95,221

137,600	Taisei Corp.	6,108,233

5,400	Takara Standard Co. Ltd.	63,728

302,300	Takeda Pharmaceutical Co. Ltd.	9,004,641

3,700	Takuma Co. Ltd.	45,616

3,800	Tamron Co. Ltd.	88,454

953,400	Terumo Corp.	17,953,839

93,200	TIS, Inc.	2,581,842

27,400	Tobu Railway Co. Ltd.	468,223

70,600	Toho Co. Ltd.	3,516,003

4,600	Toho Gas Co. Ltd.(a)	127,223

29,900	Tohoku Electric Power Co., Inc.(a)	206,254

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Japan — continued

58,900	TOKAI Holdings Corp.(a)	388,131

5,000	Token Corp.	436,134

117,600	Tokio Marine Holdings, Inc.	4,549,200

178,300	Tokuyama Corp.(a)	3,346,199

93,100	Tokyo Electric Power Co. Holdings, Inc.*	268,699

24,500	Tokyo Electron Ltd.	3,350,889

60,000	Tokyo Gas Co. Ltd.	1,913,149

1,400	Tokyo Kiraboshi Financial Group, Inc.	54,908

31,900	Tokyu Corp.(a)	360,150

5,500	Tomy Co. Ltd.(a)	128,309

56,000	TOTO Ltd.(a)	1,466,174

198,000	Toyo Suisan Kaisha Ltd.	11,691,772

5,500	Toyota Boshoku Corp.(a)	73,423

258,000	Toyota Motor Corp.	4,564,430

35,400	Toyota Tsusho Corp.(a)	593,136

7,900	Trend Micro, Inc.	533,053

218,200	TS Tech Co. Ltd.(a)	2,461,768

49,800	Tsubakimoto Chain Co.	617,999

90,500	UBE Corp.(a)	1,319,878

393,000	Unicharm Corp.	3,135,352

25,700	Valor Holdings Co. Ltd.	411,609

3,000	Wacoal Holdings Corp.	102,916

9,500	Warabeya Nichiyo Holdings Co. Ltd.	136,945

60,800	Yakult Honsha Co. Ltd.(a)	1,157,977

18,200	Yamaha Corp.(a)	141,416

435,000	Yamaha Motor Co. Ltd.	3,486,723

28,100	Yamato Holdings Co. Ltd.(a)	369,896

47,000	Yamato Kogyo Co. Ltd.	2,496,741

7,700	Yamazaki Baking Co. Ltd.	148,450

12,900	Yaskawa Electric Corp.	324,580

58,200	Yokogawa Electric Corp.	1,133,821

192,600	Yokohama Rubber Co. Ltd.	4,461,309

9,000	Zensho Holdings Co. Ltd.(a)	484,159

		684,680,467

	Luxembourg — 0.0%

748	ArcelorMittal SA	21,583

6,840	Eurofins Scientific SE(a)	364,095

		385,678

	Macau — 0.1%

280,000	Galaxy Entertainment Group Ltd.	1,099,844

797,200	Sands China Ltd.*	1,605,689

		2,705,533

	Netherlands — 3.7%

365,577	ABN AMRO Bank NV CVA, GDR 144A	7,691,709

10,675	Adyen NV*(a) 144A	16,300,171

757,426	Aegon Ltd.	4,976,883

4,515	Arcadis NV	230,414

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Netherlands — continued

2,439	ASM International NV	1,116,360

30,596	ASML Holding NV	20,224,705

51,311	ASR Nederland NV	2,950,483

99,706	Euronext NV 144A	14,425,295

31,960	EXOR NV	2,905,196

1,085,451	ING Groep NV	21,227,852

200,688	ING Groep NV, ADR	3,931,478

73,228	JDE Peet’s NV	1,607,498

328,000	Koninklijke Ahold Delhaize NV	12,250,049

44,946	Koninklijke Philips NV	1,140,768

4,267	Koninklijke Vopak NV	184,694

237,825	NN Group NV	13,223,839

1,830	Van Lanschot Kempen NV, ADR	94,205

83,561	Wolters Kluwer NV	12,965,987

		137,447,586

	New Zealand — 0.1%

25,293	Xero Ltd.*	2,466,069

	Nigeria — 0.0%

66,241	Airtel Africa PLC 144A	142,200

	Norway — 0.8%

338,233	Aker BP ASA	8,003,672

103,992	Austevoll Seafood ASA	973,575

224,385	DNB Bank ASA	5,894,001

113,576	Equinor ASA	3,003,813

29,191	Equinor ASA, ADR	772,102

1,010	Frontline PLC(b)	14,999

4,327	Frontline PLC(b)	63,395

7,218	Golden Ocean Group Ltd.(b)	57,801

11,278	Golden Ocean Group Ltd.(b)	89,999

20,143	Kongsberg Gruppen ASA	2,949,379

118,600	Mowi ASA	2,206,324

198,000	Orkla ASA	2,170,774

3,442	Schibsted ASA Class A	93,405

5,541	Schibsted ASA Class B	143,632

27,309	Storebrand ASA	346,174

239,865	Telenor ASA	3,422,199

		30,205,244

	Portugal — 0.3%

536,228	Banco Comercial Portugues SA Class R	323,626

276,456	Galp Energia SGPS SA	4,856,347

237,649	Jeronimo Martins SGPS SA	5,043,066

1,993,026	Sonae SGPS SA	2,290,223

		12,513,262

	Russia — 0.0%

3,792,080	Gazprom PJSC(c)(d)(e)	103,807

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Russia — continued

843,000	GMK Norilskiy Nickel PAO*(c)(d)(e)	19,894

113,778	LUKOIL PJSC(c)(d)(e)	66,857

18,119	Novatek PJSC(c)(d)(e)	2,630

169,349	Rosneft Oil Co. PJSC(c)(d)(e)	5,994

1,092,670	Sberbank of Russia PJSC(c)(d)(e)	16,761

296,674	Tatneft PJSC(c)(d)(e)	12,882

		228,825

	Singapore — 0.8%

126,600	ComfortDelGro Corp. Ltd.	137,293

390,100	Genting Singapore Ltd.	215,860

16,364	Hafnia Ltd.	67,810

192,700	Jardine Cycle & Carriage Ltd.(a)	3,780,458

159,200	Netlink NBN Trust	104,152

210,500	Oversea-Chinese Banking Corp. Ltd.	2,688,947

45,927	Sea Ltd., ADR*	5,993,014

330,900	Singapore Exchange Ltd.	3,292,883

111,400	Singapore Technologies Engineering Ltd.	560,343

1,904,400	Singapore Telecommunications Ltd.	4,826,423

259,300	United Overseas Bank Ltd.	7,299,982

18,200	Venture Corp. Ltd.	166,891

		29,134,056

	South Africa — 0.0%

1,003,000	Old Mutual Ltd.(a)	650,990

4,144	Tiger Brands Ltd.	62,694

		713,684

	South Korea — 0.7%

103,600	Doosan Bobcat, Inc.	3,547,324

1,496	Hyundai Mobis Co. Ltd.	266,099

115,273	Kia Corp.	7,279,215

204,793	Samsung Electronics Co. Ltd.	8,110,158

10,931	Samsung Fire & Marine Insurance Co. Ltd.	2,673,374

83,600	SK Telecom Co. Ltd.	3,152,783

		25,028,953

	Spain — 3.5%

13,346	ACS Actividades de Construccion y Servicios SA	760,449

171,027	Amadeus IT Group SA	13,093,014

384,863	Banco Bilbao Vizcaya Argentaria SA(a)	5,240,831

48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	658,486

3,628,581	Banco de Sabadell SA	10,205,156

4,070,691	Banco Santander SA	27,390,089

102,501	Banco Santander SA, ADR	686,757

868,467	Bankinter SA(a)	9,652,822

3,189,287	CaixaBank SA(a)	24,797,301

43,461	Cellnex Telecom SA* 144A	1,541,140

5,838	Fluidra SA	136,973

926,760	Iberdrola SA	14,967,153

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Spain — continued

7,958	Indra Sistemas SA	231,262

107,236	Industria de Diseno Textil SA	5,343,730

1,457,220	Mapfre SA(a)	4,483,713

892,518	Repsol SA	11,847,276

294,256	Unicaja Banco SA 144A	545,031

		131,581,183

	Sweden — 2.3%

17,313	Alfa Laval AB	741,892

94,666	Atlas Copco AB Class B	1,335,712

4,890	Avanza Bank Holding AB(a)	149,417

208,714	Betsson AB Class B	3,244,434

14,229	Electrolux AB Class B *	116,949

258,788	Epiroc AB Class A	5,230,623

1,061	EQT AB	32,459

61,299	Essity AB Class B (a)	1,743,420

62,576	Evolution AB 144A	4,671,037

29,430	Fortnox AB(a)	256,074

13,422	Getinge AB Class B	289,063

448,191	H & M Hennes & Mauritz AB Class B (a)	5,920,893

3,799	Hemnet Group AB	126,363

297,864	Hexagon AB Class B	3,193,854

10,091	Industrivarden AB Class A	371,534

78,041	Industrivarden AB Class C	2,871,867

297,541	Investor AB Class B	8,887,413

4,766	L E Lundbergforetagen AB Class B	239,318

5,952	Lifco AB Class B	210,836

3,075	Loomis AB	124,773

61,083	Sandvik AB	1,289,443

421,700	Securitas AB Class B	5,969,191

215,800	SKF AB Class B *(a)	4,384,961

308,008	Svenska Cellulosa AB SCA Class B *(a)	4,062,510

242,800	Swedbank AB Class A (a)	5,527,028

51,753	Tele2 AB Class B	698,197

250,056	Telefonaktiebolaget LM Ericsson, ADR	1,940,435

782,061	Telefonaktiebolaget LM Ericsson Class B (a)	6,070,919

882,835	Telia Co. AB	3,187,957

13,336	Trelleborg AB Class B	497,806

5,516	Truecaller AB Class B	37,488

390,400	Volvo AB Class B *(a)	11,489,146

		84,913,012

	Switzerland — 5.4%

308,046	ABB Ltd.(b)	15,940,854

20,306	ABB Ltd.(b)	1,049,262

6,656	Accelleron Industries AG	308,050

40,770	Adecco Group AG(a)	1,225,695

103,200	Avolta AG	4,515,264

1,825	Belimo Holding AG	1,120,291

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	Switzerland — continued

1,926	Cembra Money Bank AG	217,268

223	Chocoladefabriken Lindt & Spruengli AG	3,009,659

130,140	Cie Financiere Richemont SA Class A (b)	22,724,493

3,545	Cie Financiere Richemont SA Class A (a)(b)	611,848

141	dormakaba Holding AG	105,350

100,278	DSM-Firmenich AG	9,928,171

7,435	EFG International AG	110,460

1,230	Flughafen Zurich AG	292,179

83,639	Galderma Group AG*	8,902,145

3,725	Geberit AG	2,325,530

118,537	Julius Baer Group Ltd.(a)	8,187,356

1,261	Kardex Holding AG	334,861

11,959	Landis & Gyr Group AG(a)	712,810

107,081	Logitech International SA(b)	9,106,351

135,886	Logitech International SA(b)	11,470,137

28,266	Lonza Group AG	17,396,037

163,810	On Holding AG Class A *	7,194,535

7,320	Partners Group Holding AG	10,386,632

232,104	Sandoz Group AG	9,762,591

25,028	Schindler Holding AG	7,818,766

8,310	SGS SA	824,834

17,338	Sika AG	4,199,473

15,786	Sonova Holding AG	4,601,399

6,404	Straumann Holding AG(a)	773,392

3,173	Swatch Group AG(a)	109,541

57,483	Swatch Group AG Bearer Shares (a)	9,927,098

1,693	Swiss Life Holding AG	1,542,034

664	Swissquote Group Holding SA	286,471

5,418	Temenos AG	420,621

546,209	UBS Group AG(b)	16,735,777

47,085	UBS Group AG(b)	1,442,214

1,187	Valiant Holding AG	160,601

8,022	Zurich Insurance Group AG	5,595,312

		201,375,362

	Taiwan — 0.9%

558,000	ASE Technology Holding Co. Ltd.	2,445,163

1,290,000	Chipbond Technology Corp.	2,531,551

413,000	Hon Hai Precision Industry Co. Ltd.	1,845,465

346,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,645,721

81,431	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,517,546

1,786,000	United Microelectronics Corp.	2,490,916

		32,476,362

	Turkey — 0.1%

1,439,800	Coca-Cola Icecek AS	2,025,415

	United Kingdom — 11.0%

153,700	3i Group PLC	7,194,491

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	United Kingdom — continued

1,542	4imprint Group PLC	73,921

13,543	Admiral Group PLC	500,067

162,841	Associated British Foods PLC	4,024,671

119,780	AstraZeneca PLC(b)	17,491,675

63,708	AstraZeneca PLC(b)	9,272,271

139,511	AstraZeneca PLC, ADR	10,254,058

52,604	Auto Trader Group PLC 144A	507,119

705,114	Aviva PLC	5,077,483

403,600	B&M European Value Retail SA	1,359,841

15,031	Babcock International Group PLC	140,231

755,777	Balfour Beatty PLC	4,258,751

10,422,253	Barclays PLC	39,106,288

558,142	Barclays PLC, ADR	8,573,061

9,364	Bodycote PLC	67,594

185,200	British American Tobacco PLC(b)	7,629,364

8,680	British American Tobacco PLC(b)	355,984

1,396	British American Tobacco PLC, ADR	57,753

2,218,190	BT Group PLC	4,759,544

1,899,300	Centrica PLC	3,667,522

19,624	Chemring Group PLC	94,443

1,078,000	CK Hutchison Holdings Ltd.	6,094,275

464,505	Compass Group PLC	15,323,959

54,108	Croda International PLC	2,048,934

415,487	Diageo PLC	10,830,335

749,178	Direct Line Insurance Group PLC	2,723,554

456,268	Drax Group PLC	3,449,526

329,194	Hiscox Ltd.	5,001,448

676,500	HSBC Holdings PLC	7,664,689

96,534	IG Group Holdings PLC	1,189,318

506,957	IMI PLC	12,458,587

229,500	Imperial Brands PLC	8,480,554

84,237	Informa PLC	841,996

9,293	InterContinental Hotels Group PLC	999,381

412,520	International Consolidated Airlines Group SA(a)	1,394,372

102,803	Intertek Group PLC	6,651,321

1,003,600	J Sainsbury PLC	3,049,869

10,212	JET2 PLC	163,620

1,999,920	Kingfisher PLC	6,576,958

19,121	Lancashire Holdings Ltd.	142,361

320,213	Legal & General Group PLC	1,009,406

20,835,234	Lloyds Banking Group PLC	19,477,778

592,819	Lloyds Banking Group PLC, ADR	2,264,569

256,378	London Stock Exchange Group PLC	37,989,350

855,551	Man Group PLC	2,190,956

485,600	Marks & Spencer Group PLC	2,232,935

393,300	Mitchells & Butlers PLC*	1,075,692

32,159	MONY Group PLC	83,229

5,757,630	NatWest Group PLC	33,706,968

513,633	Paragon Banking Group PLC	4,904,391

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	United Kingdom — continued

568,456	QinetiQ Group PLC	2,839,198

70,021	Reckitt Benckiser Group PLC	4,728,018

581,286	RELX PLC(b)	29,176,130

87,667	RELX PLC(b)	4,387,030

39,924	Rightmove PLC	353,433

482,453	Rolls-Royce Holdings PLC*	4,661,017

287,132	Sage Group PLC	4,481,948

69,007	Serco Group PLC	140,613

613,181	Smith & Nephew PLC	8,617,849

6,416	Spectris PLC	193,751

41,643	Spirax Group PLC	3,351,176

114,695	Standard Chartered PLC(b)	1,698,581

10,600	Standard Chartered PLC(b)	156,408

10,537	Subsea 7 SA	168,178

2,093,200	Tesco PLC	8,985,727

50,139	TP ICAP Group PLC	167,391

9,936	Unilever PLC	591,242

8,111	Vesuvius PLC	40,818

5,764,678	Vodafone Group PLC	5,390,445

581,587	Vodafone Group PLC, ADR	5,449,470

		410,064,886

	United States — 8.8%

60,796	Agilent Technologies, Inc.	7,111,916

35,851	Alcon AG(b)	3,384,403

23,108	Alcon AG(b)	2,193,643

14,624	Analog Devices, Inc.	2,949,222

1,199,754	BP PLC	6,761,765

6,498	BP PLC, ADR	219,567

46,306	Bruker Corp.	1,932,812

17,982	Cadence Design Systems, Inc.*	4,573,362

5,906	Carnival PLC, ADR*	103,532

55,742	Colgate-Palmolive Co.	5,223,025

270,988	CRH PLC	23,838,814

64,930	CSL Ltd.	10,130,429

810	CyberArk Software Ltd.*	273,780

670,837	Experian PLC	31,067,539

266,720	GFL Environmental, Inc.	12,885,243

871,704	GSK PLC	16,635,709

76,247	GSK PLC, ADR	2,953,809

5,866,729	Haleon PLC	29,671,067

623,000	JBS SA	4,471,560

265,492	Kenvue, Inc.	6,366,498

6,577	MDA Space Ltd.*	125,622

202,800	Novartis AG	22,557,703

45,590	Reliance Worldwide Corp. Ltd.	127,640

122,399	Roche Holding AG	40,242,826

132,396	Sanofi SA	14,655,873

144,407	Schneider Electric SE	33,393,770

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	United States — continued

489,800	Shell PLC	17,812,647

162,534	Signify NV 144A	3,532,983

9,271	Spotify Technology SA*	5,099,328

69,500	Swiss Re AG	11,796,670

200,185	Tenaris SA	3,907,141

7,590	Waters Corp.*	2,797,446

		328,797,344

	TOTAL COMMON STOCKS (COST $3,097,254,573)	3,571,625,263

	INVESTMENT COMPANIES — 0.4%

	United States — 0.4%

105,552	iShares MSCI EAFE ETF	8,626,765

65,392	iShares MSCI Eurozone ETF	3,482,124

15,077	Vanguard FTSE Developed Markets ETF	766,364

	TOTAL INVESTMENT COMPANIES (COST $11,698,837)	12,875,253

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

1,597	Bayerische Motoren Werke AG, 8.70%	118,953

30,284	Dr. Ing hc F Porsche AG, 5.01% 144A	1,506,882

8,471	Porsche Automobil Holding SE, 7.40%	316,261

93,332	Volkswagen AG, 9.64%	9,443,067

		11,385,163

	TOTAL PREFERRED STOCKS (COST $19,751,458)	11,385,163

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 3.6%

	Mutual Fund - Securities Lending Collateral — 3.6%

135,135,696	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(f)(g)	135,135,696

	TOTAL SHORT-TERM INVESTMENT (COST $135,135,696)	135,135,696

	TOTAL INVESTMENTS — 100.3% (Cost $3,263,840,564)	3,731,021,375

	Other Assets and Liabilities (net) — (0.3)%	(9,844,645)

	NET ASSETS — 100.0%	$3,721,176,730

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

March 31, 2025

(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(d)

Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $228,825 which represents 0.0% of net assets. The aggregate tax cost of these securities held at March 31, 2025 was $29,569,045.

(e)

Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at year end is $228,825 which represents 0.0% of net assets. The aggregate cost of these securities held at March 31, 2025 was $29,569,045.

(f)	The rate disclosed is the 7-day net yield as of March 31, 2025.

(g)	Represents an investment of securities lending cash collateral.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $94,767,765 which represents 2.5% of net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

682	MSCI EAFE Index	Jun 2025	$82,395,830	$(304,889)

Abbreviations

ADR	—	American Depository Receipt

CVA	—	Certificaten Van Aandelen

ETF	—	Exchange-traded fund

GDR	—	Global Depository Receipt

REIT	—	Real Estate Investment Trust

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

March 31, 2025

Industry Sector Summary (Unaudited)	% of Net Assets

Financial	26.9

Consumer, Non-cyclical	18.5

Industrial	14.7

Consumer, Cyclical	11.5

Technology	8.2

Basic Materials	6.1

Communications	4.4

Energy	4.4

Utilities	1.6

Investment Companies	0.4

Diversified	0.0*

Short-Term Investment	3.6

Other Assets and Liabilities (net)	(0.3)

100.0%

*	Amount rounds to zero.

54	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		DEBT OBLIGATIONS — 98.9%

		Asset Backed Securities — 10.8%

185,964		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	182,613

2,700,000		Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.61%, due 02/15/29 144A	2,718,303

1,800,000		Affirm Master Trust, Series 2025-1A, Class A, 4.99%, due 02/15/33 144A	1,810,521

250,000		AIMCO CLO 10 Ltd., Series 2019-10A, Class ARR, 5.70% (3 mo. USD Term SOFR + 1.41%), due 07/22/37(b) 144A	250,195

148,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	141,847

359,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	367,180

325,802		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	321,189

400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	389,449

700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	714,919

800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	825,581

1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38 144A	1,248,881

1,528,648		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,470,273

2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,690,518

4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 4.45% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,336,493

109,127		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	99,766

911,070		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	868,434

700,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, due 06/20/30 144A	715,847

3,863,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	3,932,237

5,750,000		Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 5.69% (3 mo. USD Term SOFR + 1.38%), due 10/16/37(b) 144A	5,752,266

2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 3.65% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,692,451

1,248,330	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 3.39% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,342,055

1,234,859		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(c) 144A	1,248,285

1,077,878	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 3.31% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	1,164,643

300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	298,621

310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	304,322

300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	292,606

400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	390,127

200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	195,207

839,189		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	828,230

733,224		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	701,195

1,107,967		CIFC Funding Ltd., Series 2015-1A, Class ARR, 5.66% (3 mo. USD Term SOFR + 1.37%), due 01/22/31(b) 144A	1,109,075

1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,187,055

712,840		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	659,394

557,674		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	510,729

541,790		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	493,588

199,000		Compass Datacenters Issuer III LLC, Series 2025-2A, Class A2, 5.84%, due 02/25/50 144A	202,537

2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 5.74% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,251,042

See accompanying Notes to the Financial Statements.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued

1,874,363	EUR	CVC Cordatus Loan Fund VII DAC, Series 7A, Class ARR, 3.13% (3 mo. EURIBOR + 0.63%), due 09/15/31(b) 144A	2,022,114

686,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	668,140

622,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	599,172

449,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	436,210

259,470		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	253,957

152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	143,143

1,419,355		Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	1,412,755

4,080,610		Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	3,774,478

573,305		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	544,352

655,200		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	604,386

531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	510,235

300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	294,990

2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,273,214

1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,838,706

242,000		Frontier Issuer LLC, Series 2024-1, Class C, 11.16%, due 06/20/54 144A	272,214

500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	511,751

700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	720,085

500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	514,596

998,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	1,015,681

2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,053,595

1,500,000		GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1, 4.73%, due 11/15/29 144A	1,509,358

184,534		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	182,897

396,859		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	393,736

5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 4.12% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,419,433

746,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	724,186

167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	170,171

3,750,000	EUR	ICG Euro CLO DAC, Series 2023-1A, Class AR, 3.68% (3 mo. EURIBOR + 1.25%), due 10/19/38(b) 144A	4,039,143

1,620,254	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 3.44% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	1,744,847

718,769		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	693,728

495,000		Jersey Mike’s Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	501,135

1,454,680		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.54% (SOFR 30-day average + 1.20%), due 02/25/55(b) 144A	1,455,763

2,522,523	EUR	Madison Park Euro Funding XIV DAC, Series 14A, Class A1R, 3.59% (3 mo. EURIBOR + 0.80%), due 07/15/32(b) 144A	2,713,603

4,865,000		Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.59% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(b) 144A	4,866,494

56	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

2,000,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 5.68% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,002,000

575,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	591,201

129,091	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 5.67% (3 mo. USD Term SOFR + 1.38%), due 04/21/31(b) 144A	129,130

183,790	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	172,802

61,385	Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	52,775

970,200	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	913,981

505,370	Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	470,001

123,060	New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.80% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	122,616

1,206,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	1,126,481

474,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	433,960

3,163,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, due 03/15/29 144A	3,209,385

4,750,000	NGC Ltd., Series 2024-1A, Class A1, 5.89% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,754,565

54,721	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	53,182

322,000	Palmer Square CLO Ltd., Series 2024-2A, Class A1, 5.69% (3 mo. USD Term SOFR + 1.40%), due 07/20/37(b) 144A	322,408

480,035	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 5.55% (3 mo. USD Term SOFR + 1.26%), due 10/20/31(b) 144A	480,214

1,994,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,009,723

1,513,395	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,532,045

872,513	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	868,580

1,543,163	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,491,410

3,115,697	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	2,896,655

1,781,000	Progress Residential Trust, Series 2024-SFR4, Class A, 3.10%, due 07/17/41 144A	1,658,074

423,000	Progress Residential Trust, Series 2025-SFR1, Class A, 3.40%, due 02/17/42(c) 144A	395,542

298,000	Progress Residential Trust, Series 2025-SFR2, Class A, 3.31%, due 04/17/42(d) 144A	274,655

3,800,000	Regatta 31 Funding Ltd., Series 2025-1A, Class A1, 5.40% (3 mo. USD Term SOFR + 1.17%), due 03/25/38(b) 144A	3,779,921

5,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 6.05% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b) 144A	5,011,400

1,224	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	1,223

602,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	598,009

302,000	RIN II Ltd., Series 2019-1A, Class AR, 5.87% (3 mo. USD Term SOFR + 1.48%), due 01/15/38(b) 144A	302,138

331,000	RIN XII LLC, Series 2025-1A, Class A1, 5.63% (3 mo. USD Term SOFR + 1.30%), due 04/15/38(b) 144A	330,521

205,983	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	204,672

1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, due 10/16/28	1,548,555

200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	201,069

600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	613,046

900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	924,699

See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

1,400,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class C, 6.43%, due 02/18/31	1,460,747

400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	407,628

100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	103,744

500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	505,119

500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	511,163

2,500,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	2,552,035

1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	1,002,857

2,100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class C, 5.04%, due 03/17/31	2,119,144

2,700,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, due 05/15/31	2,712,240

3,170,246	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,212,622

403,920	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	413,714

41,295	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	36,945

585,541	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	592,105

471,903	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	476,170

604,942	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	589,423

610,845	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	551,306

2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,112,313

1,591,012	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	1,605,828

4,045,860	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	4,116,801

727,177	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	719,844

174,458	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	170,076

200,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	199,098

653,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, due 03/25/55 144A	631,293

484,727	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	434,101

4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 6.50% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,010,740

992,998	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(e) 144A	1,002,636

1,512,093	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,489,208

4,020,288	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	4,062,906

3,274,606	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00%, due 12/17/40 144A	3,296,175

1,400,000	Tricon Residential Trust, Series 2025-SFR1, Class A, 5.40% (1 mo. USD Term SOFR + 1.10%), due 03/17/42(b) 144A	1,400,711

3,750,000	Trimaran CAVU Ltd., Series 2019-1A, Class A1R, 5.51% (3 mo. USD Term SOFR + 1.19%), due 01/20/37(b) 144A	3,732,596

668,135	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	617,802

488,400	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	442,815

872,089	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	833,511

634,495	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	612,123

746,340	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	712,262

326,708	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	313,755

246,336	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	231,940

1,802,223	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,596,760

737,621	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	617,686

2,232,507	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,068,968

2,378,562	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,286,577

2,118,702	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,168,555

58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

1,693,617	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,672,922

1,292,730	U.S. Small Business Administration, Series 2023-25J, Class 1, 5.82%, due 10/01/48	1,364,473

1,300,780	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,341,812

1,833,700	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,897,416

249,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 04/20/55 144A	255,174

808,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	794,962

860,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	799,291

388,817	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 5.82% (3 mo. USD Term SOFR + 1.52%), due 01/15/32(b) 144A	389,112

2,260,000	Verizon Master Trust, Series 2025-1, Class A, 4.71%, due 01/21/31	2,281,362

424,063	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	395,761

4,000,000	Wellfleet CLO Ltd., Series 2020-1A, Class A1AR, 5.50% (3 mo. USD Term SOFR + 1.20%), due 04/15/33(b) 144A	3,993,944

513,806	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	505,874

2,121,106	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,930,237

1,385,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	1,390,749

138,201	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	130,592

277,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	281,491

200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	197,033

554,875	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	508,165

441,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, due 03/20/55 144A	443,910

		209,370,902

	Corporate Debt — 32.6%

225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	215,242

128,000	AAR Escrow Issuer LLC, 6.75%, due 03/15/29 144A	130,191

65,000	AbbVie, Inc., 4.05%, due 11/21/39	57,032

130,000	AbbVie, Inc., 4.70%, due 05/14/45	117,486

445,000	AbbVie, Inc., 4.75%, due 03/15/45	405,605

1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,196,821

400,000	AEP Texas, Inc., 3.80%, due 10/01/47	289,512

315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	238,016

2,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,114,919

1,733,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,536,118

2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,098,526

322,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (5 yr. CMT + 2.44%), due 01/31/56(b)(d)	319,823

400,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34 144A	401,806

371,682	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	332,071

370,000	Aetna, Inc., 4.75%, due 03/15/44	314,980

511,068	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	499,902

514,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	549,337

2,060,000	Air Lease Corp., 5.20%, due 07/15/31	2,070,125

243,000	Aker BP ASA, 3.10%, due 07/15/31 144A	214,076

175,000	Aker BP ASA, 3.75%, due 01/15/30 144A	165,416

2,200,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,058,041

220,000	Aker BP ASA, 5.80%, due 10/01/54 144A	200,807

300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	276,410

See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

129,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	132,899

2,895,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	2,360,914

870,000	Alexandria Real Estate Equities, Inc., 5.50%, due 10/01/35	874,381

424,860	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	326,355

565,000	Algonquin Power & Utilities Corp., 5.37%, due 06/15/26(c)	568,435

711,000	Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	720,648

366,000	Ally Financial, Inc., 6.18% (SOFR + 2.29%), due 07/26/35(b)	363,917

496,000	Ally Financial, Inc., 8.00%, due 11/01/31	552,959

196,000	Alpha Generation LLC, 6.75%, due 10/15/32 144A	196,278

190,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	187,908

215,000	Altria Group, Inc., 3.40%, due 05/06/30	200,917

1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,425,902

1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,771,650

517,833	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	455,654

488,965	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	449,078

66,012	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	61,742

646,367	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	581,639

280,672	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	262,859

386,220	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	372,859

147,422	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	141,678

468,100	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	441,727

357,315	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	340,886

522,325	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	506,314

358,000	American Airlines, Inc., 7.25%, due 02/15/28(f) 144A	356,428

229,000	American Electric Power Co., Inc., 5.63%, due 03/01/33(f)	234,958

1,405,000	American Tower Corp., 5.20%, due 02/15/29	1,427,759

379,000	American Tower Corp., 5.55%, due 07/15/33	387,536

379,000	American Tower Corp., 5.65%, due 03/15/33	390,814

2,305,000	American Tower Trust #1, 5.49%, due 03/15/53 144A	2,343,375

415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	412,202

670,000	Amgen, Inc., 5.25%, due 03/02/30	685,454

1,301,000	Amgen, Inc., 5.25%, due 03/02/33	1,320,277

648,000	Amgen, Inc., 5.65%, due 03/02/53	636,134

173,000	AmWINS Group, Inc., 6.38%, due 02/15/29 144A	174,427

686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	633,120

422,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	412,784

349,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	355,119

108,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	106,114

491,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31	506,875

852,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29	884,335

1,000,000	Apple, Inc., 3.85%, due 08/04/46	815,137

2,105,000	AppLovin Corp., 5.13%, due 12/01/29	2,113,852

341,000	AppLovin Corp., 5.38%, due 12/01/31	342,868

980,000	AptarGroup, Inc., 3.60%, due 03/15/32	893,616

2,015,000	Aptiv Swiss Holdings Ltd., 3.25%, due 03/01/32(f)	1,756,693

875,000	Aptiv Swiss Holdings Ltd., 5.15%, due 09/13/34	827,744

86,000	Arcosa, Inc., 6.88%, due 08/15/32 144A	87,260

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

452,000	ARES Capital Corp., 2.88%, due 06/15/28	420,832

344,000	ARES Capital Corp., 5.88%, due 03/01/29	349,360

419,000	Ares Strategic Income Fund, 6.20%, due 03/21/32 144A	416,827

405,000	ARES Strategic Income Fund, 5.60%, due 02/15/30 144A	399,364

160,000	ARES Strategic Income Fund, 6.35%, due 08/15/29 144A	162,516

400,000	Aris Mining Corp., 8.00%, due 10/31/29 144A	406,610

200,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	204,172

122,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	114,445

382,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	357,717

710,000	Ascension Health, 2.53%, due 11/15/29	653,004

150,000	Ascension Health, 3.11%, due 11/15/39	117,725

486,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29(f) 144A	474,654

120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	119,557

2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,743,254

216,000	Ashtead Capital, Inc., 5.50%, due 08/11/32 144A	215,313

524,000	Ashtead Capital, Inc., 5.55%, due 05/30/33(f) 144A	520,097

518,000	Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	525,770

2,200,000	AT&T, Inc., 2.25%, due 02/01/32	1,856,199

3,369,000	AT&T, Inc., 2.30%, due 06/01/27	3,220,710

247,000	AT&T, Inc., 2.55%, due 12/01/33	202,592

1,186,000	AT&T, Inc., 2.75%, due 06/01/31	1,054,495

814,000	AT&T, Inc., 3.50%, due 06/01/41	628,398

1,094,000	AT&T, Inc., 3.55%, due 09/15/55	741,993

1,014,000	AT&T, Inc., 3.65%, due 09/15/59	684,427

673,000	AT&T, Inc., 4.50%, due 05/15/35	632,843

346,000	Athene Global Funding, 4.72%, due 10/08/29 144A	341,547

414,000	Athene Global Funding, 5.32%, due 11/13/31 144A	414,478

285,000	Athene Holding Ltd., 3.50%, due 01/15/31	264,043

258,000	Athene Holding Ltd., 6.63% (5 yr. CMT + 2.61%), due 10/15/54(b)	256,127

250,851	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	265,610

347,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	349,010

299,000	Atlassian Corp., 5.25%, due 05/15/29	304,510

478,000	AutoNation, Inc., 4.75%, due 06/01/30	469,459

123,000	AutoNation, Inc., 5.89%, due 03/15/35	122,836

1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,035,471

1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	972,641

2,528,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	2,567,844

170,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 05/15/31 144A	172,409

175,000	Ball Corp., 3.13%, due 09/15/31	151,825

450,000	Ball Corp., 6.00%, due 06/15/29	455,897

400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)	408,574

1,000,000	Banco Santander SA, 5.57%, due 01/17/30(f)	1,026,811

752,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(b)(g)	865,689

265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	257,831

1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(b)	1,119,331

2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,092,380

861,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	773,609

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

6,807,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	5,993,158

230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	212,108

1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,120,695

457,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(b)	410,308

310,000	Bank of America Corp., 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(b)	306,317

5,511,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	5,327,076

2,545,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	2,565,834

940,000	Bank of America Corp., 5.43% (SOFR + 1.91%), due 08/15/35(b)	920,777

760,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	774,163

341,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)(f)	345,952

400,000	Barclays PLC, 4.84% (SOFR + 1.34%), due 09/10/28(b)(f)	400,425

1,475,000	Barclays PLC, 4.94% (SOFR + 1.56%), due 09/10/30(b)	1,470,788

614,000	Barclays PLC, 5.37% (SOFR + 1.23%), due 02/25/31(b)	620,931

1,994,000	Barclays PLC, 6.49% (SOFR + 2.22%), due 09/13/29(b)	2,097,064

200,000	Barclays PLC, 7.63% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.69%)(b)(g)	196,089

708,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(g)	731,692

156,000	BAT Capital Corp., 3.56%, due 08/15/27	152,258

2,515,000	BAT Capital Corp., 4.39%, due 08/15/37	2,209,463

1,385,000	BAT Capital Corp., 6.34%, due 08/02/30	1,472,835

200,000	Belron U.K. Finance PLC, 5.75%, due 10/15/29 144A	198,790

605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	505,788

2,000,000	Berkshire Hathaway Energy Co., 4.45%, due 01/15/49	1,663,277

85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	89,858

1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,823,926

1,540,000	Berry Global, Inc., 1.57%, due 01/15/26	1,501,321

230,000	BHP Billiton Finance USA Ltd., 5.30%, due 02/21/35	232,092

1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	621,735

542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	526,709

485,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30(f) 144A	473,687

221,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	223,497

419,000	Blackstone Private Credit Fund, 6.00%, due 01/29/32	415,654

438,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	463,417

460,000	Blackstone Secured Lending Fund, 5.35%, due 04/13/28	459,984

190,000	Block, Inc., 3.50%, due 06/01/31	167,202

113,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	115,570

227,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	234,997

467,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	440,264

945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(b) 144A	912,154

260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	237,776

200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(b) 144A	199,020

3,530,000	BNP Paribas SA, 4.40%, due 08/14/28 144A	3,488,138

470,000	BNP Paribas SA, 5.50% (SOFR + 1.59%), due 05/20/30(b) 144A	478,489

233,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(g) 144A	249,607

2,775,000	Boeing Co., 2.20%, due 02/04/26	2,715,592

270,000	Boeing Co., 3.90%, due 05/01/49	194,789

325,000	Boeing Co., 3.95%, due 08/01/59	221,661

1,795,000	Boeing Co., 5.71%, due 05/01/40	1,745,980

318,000	Boeing Co., 6.53%, due 05/01/34	340,915

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

296,000	Booking Holdings, Inc., 4.63%, due 04/13/30	296,731

473,000	BPCE SA, 5.72% (SOFR + 1.96%), due 01/18/30(b) 144A	482,441

824,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	707,230

108,635	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	103,334

197,482	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	190,535

64,958	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	68,247

1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31	906,886

1,950,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	1,601,403

3,556,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	3,167,310

353,000	Broadcom, Inc., 3.47%, due 04/15/34 144A	310,865

2,566,000	Broadcom, Inc., 4.11%, due 09/15/28	2,530,260

206,000	Broadcom, Inc., 4.55%, due 02/15/32	201,091

406,000	Broadcom, Inc., 5.05%, due 07/12/29	411,742

1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,557,033

1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,351,007

585,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(b)	558,870

210,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	189,626

143,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	136,323

124,000	Buckeye Partners LP, 4.50%, due 03/01/28 144A	119,075

451,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	403,806

278,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	279,028

468,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	464,986

1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31(f)	1,453,994

607,000	Caesars Entertainment, Inc., 6.00%, due 10/15/32(f) 144A	567,378

204,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	203,488

450,000	Calpine Corp., 3.75%, due 03/01/31 144A	410,791

630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29 144A	629,913

509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	516,608

221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(b)	221,776

1,345,000	Capital One Financial Corp., 5.88% (SOFR + 1.99%), due 07/26/35(b)	1,358,687

128,000	Capstone Copper Corp., 6.75%, due 03/31/33 144A	127,609

240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	208,512

210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	203,376

746,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	745,350

225,000	CDW LLC/CDW Finance Corp., 5.55%, due 08/22/34	222,653

520,000	Cemex SAB de CV, 3.88%, due 07/11/31(f) 144A	466,041

419,000	Cemex SAB de CV, 5.20%, due 09/17/30(f) 144A	409,631

244,000	Cemex SAB de CV, 9.13% (5 yr. CMT + 5.16%)(b)(g) 144A	247,942

448,000	Cencora, Inc., 2.80%, due 05/15/30(f)	410,617

145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	99,665

215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	191,638

493,000	Centene Corp., 3.00%, due 10/15/30	431,660

273,000	Centene Corp., 3.38%, due 02/15/30	247,123

335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	240,266

215,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)	215,927

643,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)	654,451

327,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	295,019

343,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	358,424

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(f)	133,654

932,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	804,995

105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	79,214

3,761,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,813,146

662,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	629,777

722,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	677,437

554,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	569,240

255,000	Cheniere Energy, Inc., 5.65%, due 04/15/34	258,069

282,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	300,270

458,000	Cimpress PLC, 7.38%, due 09/15/32 144A	421,437

525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	456,212

2,838,000	Citigroup, Inc., 3.40%, due 05/01/26	2,805,670

625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	607,591

340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	332,666

1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,818,022

1,220,000	Citigroup, Inc., 3.98% (3 mo. USD Term SOFR + 1.60%), due 03/20/30(b)	1,183,065

258,000	Citigroup, Inc., 4.40%, due 06/10/25	257,957

440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	428,915

2,350,000	Citigroup, Inc., 6.02% (SOFR + 1.83%), due 01/24/36(b)	2,373,343

674,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	691,110

113,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	103,852

395,000	Citizens Financial Group, Inc., 5.25% (SOFR + 1.26%), due 03/05/31(b)	397,212

1,007,000	Citizens Financial Group, Inc., 5.72% (SOFR + 1.91%), due 07/23/32(b)	1,025,577

237,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	244,715

172,000	Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	175,071

118,000	Cloud Software Group, Inc., 9.00%, due 09/30/29 144A	117,770

200,000	Clue Opco LLC, 9.50%, due 10/15/31(f) 144A	200,251

402,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	405,552

177,000	Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	179,627

96,000	CNA Financial Corp., 2.05%, due 08/15/30	83,554

697,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	698,348

311,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	324,580

401,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	399,774

3,977,000	Columbia Pipelines Operating Co. LLC, 5.44%, due 02/15/35 144A	3,933,525

2,954,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	3,070,739

643,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	664,186

18,000	Comcast Corp., 2.89%, due 11/01/51	10,986

1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,237,106

5,000	Comcast Corp., 3.97%, due 11/01/47	3,864

5,000	Comcast Corp., 6.50%, due 11/15/35	5,536

388,000	Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	394,396

440,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	421,996

1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,654,265

350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	274,716

250,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	245,769

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

95,000		Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	75,200

350,000		Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	301,383

385,000		Constellation Brands, Inc., 2.25%, due 08/01/31	326,423

250,000		Constellation Energy Generation LLC, 6.13%, due 01/15/34	263,616

334,000		Constellation Energy Generation LLC, 6.50%, due 10/01/53	350,562

1,155,000		Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,172,263

357,000		Continental Resources, Inc., 2.88%, due 04/01/32 144A	299,050

353,000		Continental Resources, Inc., 4.90%, due 06/01/44	286,550

667,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	672,434

525,000		Corp. Andina de Fomento, 5.00%, due 01/24/29	535,865

677,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	603,066

970,000		Cox Communications, Inc., 2.60%, due 06/15/31 144A	835,551

2,063,000		Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,026,869

1,131,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	1,041,560

637,000		Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	666,027

870,000		CRH SMW Finance DAC, 5.13%, due 01/09/30	880,609

515,000		CSN Resources SA, 4.63%, due 06/10/31 144A	399,472

635,000		CVS Health Corp., 4.78%, due 03/25/38	570,060

130,000		CVS Health Corp., 5.13%, due 07/20/45	113,422

857,465		CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	858,656

407,531		CVS Pass-Through Trust, 6.94%, due 01/10/30	418,935

1,247,117		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,329,457

70,000		Dana, Inc., 4.50%, due 02/15/32(f)	63,794

643,000		Danske Bank AS, 5.02% (1 yr. CMT + 0.93%), due 03/04/31(b) 144A	644,671

331,000		DaVita, Inc., 4.63%, due 06/01/30 144A	304,981

115,000		Dcli Bidco LLC, 7.75%, due 11/15/29 144A	118,484

122,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	119,034

1,402,000		Dell International LLC/EMC Corp., 5.40%, due 04/15/34	1,413,653

1,058,383		Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	989,376

325,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	318,787

719,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	632,104

1,120,000		Deutsche Bank AG, 5.00% (SOFR + 1.70%), due 09/11/30(b)	1,114,941

460,000		Deutsche Bank AG, 5.37% (SOFR + 1.21%), due 01/10/29(b)	465,154

443,000		Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)	469,901

865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	848,375

553,000		Diamondback Energy, Inc., 5.75%, due 04/18/54	521,822

1,900,000		Diamondback Energy, Inc., 6.25%, due 03/15/33	2,009,997

180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	175,937

333,000		Dominion Energy, Inc., 3.38%, due 04/01/30	311,317

376,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	389,410

201,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	211,765

278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	297,920

590,000		DT Midstream, Inc., 5.80%, due 12/15/34 144A	593,214

816,835		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	803,456

2,850,000		DTE Energy Co., 5.85%, due 06/01/34	2,948,044

411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	318,844

624,000		Duke Energy Corp., 5.75%, due 09/15/33(f)	650,719

435,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	311,731

2,925,000		Duke Energy Indiana LLC, 5.25%, due 03/01/34	2,956,187

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

220,000	Duke Energy Ohio, Inc., 5.25%, due 04/01/33	223,282

200,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	150,267

1,210,000	DuPont de Nemours, Inc., 4.73%, due 11/15/28	1,215,109

120,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	121,062

428,000	Ecopetrol SA, 6.88%, due 04/29/30	425,702

520,000	Ecopetrol SA, 7.75%, due 02/01/32	510,796

790,000	Ecopetrol SA, 8.63%, due 01/19/29	838,538

575,000	Edison International, 5.25%, due 11/15/28	567,185

377,000	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, due 02/15/32 144A	368,082

753,000	Electricite de France SA, 5.65%, due 04/22/29(f) 144A	777,016

641,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(g) 144A	722,539

3,158,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	3,211,100

300,000	Elevance Health, Inc., 3.60%, due 03/15/51	212,805

15,000	Elevance Health, Inc., 5.10%, due 01/15/44	13,875

594,000	Embraer Netherlands Finance BV, 7.00%, due 07/28/30 144A	636,720

170,000	Emera U.S. Finance LP, 3.55%, due 06/15/26	167,603

561,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/30 144A	561,950

557,000	Enact Holdings, Inc., 6.25%, due 05/28/29	571,797

478,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	465,065

663,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	642,175

466,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	461,551

314,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	346,625

242,000	Endo Finance Holdings, Inc., 8.50%, due 04/15/31(f) 144A	252,594

115,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(i) 144A	109,969

224,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(i) 144A	206,171

538,000	Energy Transfer LP, 5.15%, due 03/15/45	471,203

340,000	Energy Transfer LP, 5.25%, due 07/01/29	345,080

150,000	Energy Transfer LP, 5.30%, due 04/01/44	134,649

590,000	Energy Transfer LP, 5.30%, due 04/15/47	522,179

808,000	Energy Transfer LP, 5.40%, due 10/01/47	724,177

3,696,000	Energy Transfer LP, 5.60%, due 09/01/34	3,704,314

720,000	Energy Transfer LP, 6.25%, due 04/15/49	714,912

120,000	Energy Transfer LP, 6.40%, due 12/01/30	127,939

1,032,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(g)	1,033,363

65,000	Energy Transfer LP, 6.55%, due 12/01/33	69,536

1,679,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(f)(g)	1,703,130

110,000	Enova International, Inc., 9.13%, due 08/01/29 144A	113,453

3,360,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	3,129,250

1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,311,065

972,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	959,435

283,000	EQM Midstream Partners LP, 6.38%, due 04/01/29 144A	289,624

25,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	25,539

164,000	EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	177,313

375,000	Equifax, Inc., 5.10%, due 12/15/27	380,031

425,000	Eskom Holdings SOC Ltd., 6.35%, due 08/10/28(f) 144A	422,788

925,000	Essex Portfolio LP, 1.70%, due 03/01/28	851,532

2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,986,266

1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,279,126

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

285,000	Exelon Corp., 4.70%, due 04/15/50(f)	239,353

1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,339,437

307,000	Exelon Corp., 5.13%, due 03/15/31	310,521

147,000	Exelon Corp., 6.50% (5 yr. CMT + 1.98%), due 03/15/55(b)	146,441

591,000	Expand Energy Corp., 4.75%, due 02/01/32	559,531

1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,021,938

675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	703,693

2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,199,451

2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	2,116,181

73,000	Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	75,440

243,000	Fifth Third Bancorp, 4.77% (SOFR + 2.13%), due 07/28/30(b)	241,612

426,000	Fifth Third Bancorp, 5.63% (SOFR + 1.84%), due 01/29/32(b)	436,237

1,200,000	Fifth Third Bancorp, 6.34% (SOFR + 2.34%), due 07/27/29(b)	1,254,756

374,000	Fifth Third Bancorp, 7.59% (3 mo. USD Term SOFR + 3.29%)(b)(g)	374,097

554,000	First Citizens BancShares, Inc., 5.23% (SOFR + 1.41%), due 03/12/31(b)	554,687

308,000	First Horizon Corp., 5.51% (SOFR + 1.77%), due 03/07/31(b)	309,655

200,000	First Quantum Minerals Ltd., 8.00%, due 03/01/33 144A	202,901

200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31(f) 144A	204,993

357,000	FirstEnergy Corp., 2.65%, due 03/01/30	321,642

580,000	FirstEnergy Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	555,641

138,000	Flex Ltd., 5.25%, due 01/15/32	137,165

2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,042,905

288,000	Flowserve Corp., 3.50%, due 10/01/30	265,623

200,000	Flutter Treasury DAC, 6.38%, due 04/29/29 144A	203,915

910,000	FMC Corp., 5.15%, due 05/18/26	912,522

1,190,000	FMC Corp., 6.38%, due 05/18/53	1,149,444

363,000	Ford Motor Co., 3.25%, due 02/12/32	299,320

140,000	Ford Motor Co., 4.75%, due 01/15/43	106,297

6,247,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	5,591,682

300,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	296,447

350,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	301,250

1,676,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,501,362

1,270,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	1,224,883

665,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	658,820

627,000	Ford Motor Credit Co. LLC, 6.05%, due 11/05/31	614,703

1,284,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	1,232,576

534,000	Ford Motor Credit Co. LLC, 7.12%, due 11/07/33	546,058

896,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	899,028

1,075,000	Foundry JV Holdco LLC, 5.90%, due 01/25/33 144A	1,094,904

3,430,000	Foundry JV Holdco LLC, 6.15%, due 01/25/32 144A	3,568,791

593,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	571,929

434,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34(f)	434,542

385,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	361,328

922,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	780,324

209,000	Full House Resorts, Inc., 8.25%, due 02/15/28(f) 144A	206,737

411,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	408,968

165,000	Gap, Inc., 3.63%, due 10/01/29 144A	149,039

235,000	Gap, Inc., 3.88%, due 10/01/31(f) 144A	202,994

457,000	GCI LLC, 4.75%, due 10/15/28 144A	421,951

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

570,000	General Motors Co., 5.00%, due 04/01/35	526,437

3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,847,399

1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	904,652

495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32(f)	423,214

1,541,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,413,197

1,547,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,540,278

878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	900,760

271,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, due 05/15/32	273,169

308,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	310,657

1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,897,387

200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, due 10/01/29 144A	203,984

318,000	Georgia Power Co., 4.95%, due 05/17/33	315,949

4,671,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	4,121,803

1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,447,381

382,000	Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	368,215

192,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	199,718

523,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	441,074

347,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	339,474

378,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	364,415

292,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	300,403

236,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	204,483

205,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	193,947

1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,174,811

200,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, due 04/15/26	200,759

1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,139,729

1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	1,052,601

2,722,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	2,377,451

747,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	645,832

215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	213,824

2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,229,893

1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)(f)	1,039,985

455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	450,752

362,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	334,185

225,000	Greensaif Pipelines Bidco SARL, 6.51%, due 02/23/42 144A	235,201

251,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	236,415

500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	498,740

912,000	Harbour Energy PLC, 6.33%, due 04/01/35(d) 144A	908,673

410,000	HCA, Inc., 4.38%, due 03/15/42	339,235

431,000	HCA, Inc., 5.45%, due 04/01/31	437,910

275,000	HCA, Inc., 7.75%, due 07/15/36	312,908

3,040,000	Healthpeak OP LLC, 1.35%, due 02/01/27	2,867,241

646,000	Healthpeak OP LLC, 3.25%, due 07/15/26	635,553

119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	112,043

53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	51,945

115,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	117,385

1,390,000	Hewlett Packard Enterprise Co., 4.45%, due 09/25/26	1,387,146

250,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	238,025

380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	355,499

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

424,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, due 06/01/29 144A	397,676

478,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	474,053

608,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	592,750

76,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	77,923

240,000	HPS Corporate Lending Fund, 5.95%, due 04/14/32(f) 144A	236,846

4,462,000	HSBC Holdings PLC, 5.13% (SOFR + 1.29%), due 03/03/31(b)	4,476,852

370,000	Huntington Bancshares, Inc., 5.27% (SOFR + 1.28%), due 01/15/31(b)	374,023

183,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(b)	184,395

208,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	216,577

710,000	Huntsman International LLC, 4.50%, due 05/01/29	681,302

332,000	Icon Investments Six DAC, 5.85%, due 05/08/29	342,586

371,000	IHS Holding Ltd., 7.88%, due 05/29/30 144A	369,615

589,000	IHS Holding Ltd., 8.25%, due 11/29/31(f) 144A	586,675

20,000	IHS Markit Ltd., 4.75%, due 08/01/28	19,492

511,000	Iliad Holding SASU, 7.00%, due 04/15/32 144A	512,314

200,000	Iliad Holding SASU, 8.50%, due 04/15/31 144A	209,956

2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,045,925

297,000	ING Groep NV, 5.34% (SOFR + 1.44%), due 03/19/30(b)(f)	302,619

251,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	263,400

200,000	ING Groep NV, 6.50% (5 yr. USD Swap + 4.45%)(b)(f)(g)	200,004

170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	161,915

292,000	IQVIA, Inc., 6.25%, due 02/01/29	304,296

136,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	125,765

311,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	298,483

334,000	Iron Mountain, Inc., 6.25%, due 01/15/33 144A	331,020

165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	158,727

338,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	347,778

1,050,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 02/02/29	982,326

1,970,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.63%, due 01/15/32	1,776,266

125,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, due 12/01/31	114,438

546,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	555,028

147,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 04/20/35 144A	151,234

980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,006,520

444,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	452,832

323,469	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	281,272

2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,852,112

396,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	355,487

760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	668,010

851,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	774,143

3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	3,767,010

965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	948,706

2,124,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	2,096,204

227,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	225,481

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

567,000	JPMorgan Chase & Co., 4.60% (SOFR + 1.04%), due 10/22/30(b)	563,394

622,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	627,750

570,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	576,456

649,000	JPMorgan Chase & Co., 5.29% (SOFR + 1.46%), due 07/22/35(b)	651,886

2,965,000	JPMorgan Chase & Co., 5.34% (SOFR + 1.62%), due 01/23/35(b)	2,997,624

368,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	379,645

780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	559,721

327,000	KB Home, 4.00%, due 06/15/31	293,817

572,000	KeyCorp, 5.12% (SOFR + 1.23%), due 04/04/31(b)	574,738

1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(f) 144A	1,224,692

257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	181,089

283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	180,272

299,000	Kohl’s Corp., 4.63%, due 05/01/31	209,172

2,810,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	2,754,884

397,000	Lam Research Corp., 2.88%, due 06/15/50(f)	255,099

145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	135,227

485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	443,495

544,000	Lazard Group LLC, 4.38%, due 03/11/29(f)	535,872

427,000	LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29 144A	313,647

636,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(i) 144A	628,572

134,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(i) 144A	130,568

450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	330,081

406,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	388,842

841,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	834,752

266,000	Lightning Power LLC, 7.25%, due 08/15/32 144A	274,089

169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	154,891

319,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	289,262

101,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	97,925

1,800,000	Lloyds Banking Group PLC, 5.09% (1 yr. CMT + 0.85%), due 11/26/28(b)	1,818,379

1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,376,267

353,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(f)(g)	336,430

145,440	LLPL Capital Pte. Ltd., 6.88%, due 02/04/39 144A	146,035

299,000	Long Ridge Energy LLC, 8.75%, due 02/15/32 144A	289,189

386,000	Lowe’s Cos., Inc., 3.70%, due 04/15/46	287,723

1,253,000	Lowe’s Cos., Inc., 5.63%, due 04/15/53(f)	1,210,369

300,000	LPL Holdings, Inc., 6.75%, due 11/17/28	317,258

970,000	Lubrizol Corp., 6.50%, due 10/01/34	1,090,602

224,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(g)	222,247

470,000	M&T Bank Corp., 5.39% (SOFR + 1.61%), due 01/16/36(b)(f)	461,134

97,000	Macquarie Airfinance Holdings Ltd., 5.15%, due 03/17/30 144A	95,724

405,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	375,380

1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(b) 144A	1,211,768

3,000,000	Macquarie Group Ltd., 6.26% (SOFR + 2.30%), due 12/07/34(b)(f) 144A	3,177,481

229,000	Macy’s Retail Holdings LLC, 5.88%, due 04/01/29(f) 144A	222,421

206,000	Macy’s Retail Holdings LLC, 5.88%, due 03/15/30 144A	196,434

244,000	Macy’s Retail Holdings LLC, 6.13%, due 03/15/32 144A	223,405

639,000	Magnera Corp., 7.25%, due 11/15/31(f) 144A	622,261

702,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	605,731

505,000	Marriott International, Inc., 3.50%, due 10/15/32	450,511

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

960,000	Marriott International, Inc., 5.00%, due 10/15/27	972,212

307,000	Mars, Inc., 5.00%, due 03/01/32 144A	308,415

1,465,000	Mars, Inc., 5.20%, due 03/01/35 144A	1,472,890

400,000	Martin Marietta Materials, Inc., 2.40%, due 07/15/31	346,424

300,000	Marvell Technology, Inc., 5.95%, due 09/15/33(f)	313,069

460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(f)(h)	393,858

1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,594,793

497,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	485,521

302,000	MasTec, Inc., 5.90%, due 06/15/29	309,545

221,000	Matador Resources Co., 6.25%, due 04/15/33 144A	216,122

162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	139,765

527,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	472,834

440,069	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	363,057

1,200,000	McDonald’s Corp., 4.20%, due 04/01/50	965,555

563,000	MetLife, Inc., 6.40%, due 12/15/66	572,029

4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,607,886

921,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	904,790

1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	829,536

711,000	MGM Resorts International, 4.75%, due 10/15/28	685,073

590,000	Michaels Cos., Inc., 5.25%, due 05/01/28 144A	407,984

474,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	253,821

493,000	Micron Technology, Inc., 2.70%, due 04/15/32	421,255

341,000	Micron Technology, Inc., 5.30%, due 01/15/31	344,902

546,000	Micron Technology, Inc., 5.88%, due 09/15/33	568,168

997,000	Micron Technology, Inc., 6.75%, due 11/01/29	1,069,975

825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	815,367

507,000	Midcontinent Communications, 8.00%, due 08/15/32(f) 144A	513,268

497,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	466,825

352,800	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	351,537

200,000	Millicom International Cellular SA, 7.38%, due 04/02/32 144A	202,388

353,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	353,204

1,250,000	Moody’s Corp., 3.25%, due 05/20/50	856,176

715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)	599,253

2,498,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,127,666

890,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	738,112

1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,590,677

3,413,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	2,994,609

1,185,000	Morgan Stanley, 3.59%, due 07/22/28(e)	1,155,712

2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,324,481

910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	890,303

1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,238,198

870,000	Morgan Stanley, 5.17% (SOFR + 1.45%), due 01/16/30(b)	881,685

725,000	Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	725,370

750,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	655,731

660,000	Motorola Solutions, Inc., 2.75%, due 05/24/31(f)	584,964

1,705,000	MPLX LP, 1.75%, due 03/01/26	1,660,770

370,000	MPLX LP, 4.50%, due 04/15/38	325,047

530,000	MPLX LP, 4.70%, due 04/15/48	434,051

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

255,000	MPLX LP, 4.95%, due 09/01/32	249,967

317,000	MPLX LP, 5.00%, due 03/01/33	309,555

105,000	MPLX LP, 5.20%, due 03/01/47	92,448

685,000	MPLX LP, 5.50%, due 06/01/34	682,797

255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(f)	170,334

410,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(f)	370,928

666,000	MSCI, Inc., 3.63%, due 11/01/31 144A	603,465

695,000	Mylan, Inc., 5.40%, due 11/29/43	581,744

365,000	National Fuel Gas Co., 5.50%, due 03/15/30	371,754

1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,774,679

2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,470,824

615,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(b)(f)(g)	608,046

476,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(g)	500,932

482,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29(f) 144A	482,240

423,000	NCL Corp. Ltd., 6.75%, due 02/01/32 144A	418,135

412,000	Newell Brands, Inc., 6.38%, due 05/15/30(f)	401,837

146,000	Newell Brands, Inc., 6.63%, due 05/15/32(f)	142,196

150,000	Newmont Corp., 5.45%, due 06/09/44	146,473

2,670,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34	2,695,702

378,000	News Corp., 3.88%, due 05/15/29 144A	356,694

900,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	830,584

659,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	583,217

339,000	NextEra Energy Capital Holdings, Inc., 6.38% (5 yr. CMT + 2.05%), due 08/15/55(b)	340,213

122,000	NextEra Energy Capital Holdings, Inc., 6.50% (5 yr. CMT + 1.98%), due 08/15/55(b)	124,676

281,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	285,192

1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,846,144

312,000	NiSource, Inc., 3.60%, due 05/01/30	295,564

200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	172,765

195,000	Northern States Power Co., 3.60%, due 09/15/47	145,678

1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,175,450

2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,260,136

499,000	Novelis Corp., 4.75%, due 01/30/30 144A	465,734

109,000	Novelis, Inc., 6.88%, due 01/30/30 144A	110,631

269,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	238,444

895,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	785,613

373,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	362,415

640,000	NRG Energy, Inc., 5.75%, due 01/15/28	639,099

383,000	NRG Energy, Inc., 5.75%, due 07/15/29 144A	377,719

327,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	318,459

327,000	NRG Energy, Inc., 6.25%, due 11/01/34 144A	322,190

492,000	NRG Energy, Inc., 7.00%, due 03/15/33(f) 144A	530,812

375,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(g) 144A	414,028

250,000	NSTAR Electric Co., 3.10%, due 06/01/51(f)	167,201

400,000	NSTAR Electric Co., 5.40%, due 06/01/34	407,020

355,000	Nutrien Ltd., 4.90%, due 06/01/43	319,028

405,000	Nuveen LLC, 5.85%, due 04/15/34 144A	414,655

2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,781,114

3,517,000	Occidental Petroleum Corp., 4.46%, due 10/10/36(j)	1,968,761

209,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	206,072

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

590,000	Occidental Petroleum Corp., 6.05%, due 10/01/54	552,790

594,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	611,901

265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	267,369

653,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	686,415

612,000	OCP SA, 6.75%, due 05/02/34 144A	629,767

133,000	OneMain Finance Corp., 3.88%, due 09/15/28	123,084

62,000	OneMain Finance Corp., 6.63%, due 01/15/28	62,512

293,000	OneMain Finance Corp., 9.00%, due 01/15/29	307,700

655,000	ONEOK, Inc., 3.10%, due 03/15/30	603,262

75,000	ONEOK, Inc., 4.25%, due 09/15/46	57,958

440,000	ONEOK, Inc., 4.40%, due 10/15/29	432,349

370,000	ONEOK, Inc., 5.38%, due 06/01/29	375,849

670,000	ONEOK, Inc., 5.70%, due 11/01/54(f)	627,543

1,935,000	ONEOK, Inc., 6.05%, due 09/01/33	2,015,613

570,000	ONEOK, Inc., 6.63%, due 09/01/53	596,863

655,000	Oracle Corp., 2.95%, due 04/01/30	601,883

1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,070,216

2,111,000	Oracle Corp., 5.25%, due 02/03/32	2,139,197

902,000	Oracle Corp., 5.55%, due 02/06/53	843,746

425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	397,496

580,000	Ovintiv, Inc., 5.65%, due 05/15/25	580,393

321,000	Ovintiv, Inc., 6.25%, due 07/15/33	331,691

83,000	Ovintiv, Inc., 7.20%, due 11/01/31	89,900

175,000	Owens Corning, 3.50%, due 02/15/30	164,936

592,000	Owens Corning, 5.70%, due 06/15/34	608,771

699,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31(f) 144A	683,272

870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47(f)	636,621

763,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	637,637

464,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	468,840

265,000	PacifiCorp, 2.70%, due 09/15/30	237,294

456,000	PacifiCorp, 7.38% (5 yr. CMT + 3.32%), due 09/15/55(b)	463,008

571,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	582,181

171,000	Paramount Global, 4.20%, due 05/19/32	153,415

352,000	Paramount Global, 4.38%, due 03/15/43	260,901

721,000	Paramount Global, 4.95%, due 05/19/50	553,734

413,000	Parkland Corp., 4.50%, due 10/01/29 144A	389,776

298,000	Parkland Corp., 4.63%, due 05/01/30 144A	279,949

195,000	Parkland Corp., 6.63%, due 08/15/32 144A	195,054

415,000	PECO Energy Co., 3.05%, due 03/15/51	270,690

205,000	PECO Energy Co., 3.70%, due 09/15/47	156,324

185,000	PECO Energy Co., 5.25%, due 09/15/54	175,422

3,790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	3,837,622

131,000	Performance Food Group, Inc., 6.13%, due 09/15/32 144A	130,373

875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	856,608

255,000	Petroleos Mexicanos, 6.50%, due 06/02/41(f)	180,376

380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	377,982

682,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	672,010

1,707,351	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,667,997

1,420,833	PG&E Wildfire Recovery Funding LLC, 4.02%, due 06/01/33	1,397,958

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	782,684

2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,112,115

145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	138,971

368,000	Pilgrim’s Pride Corp., 6.25%, due 07/01/33	381,390

960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29	905,001

609,000	PNC Financial Services Group, Inc., 4.81% (SOFR + 1.26%), due 10/21/32(b)	602,627

1,444,000	PNC Financial Services Group, Inc., 5.40% (SOFR + 1.60%), due 07/23/35(b)	1,449,530

362,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.39%), due 01/29/36(b)	368,606

1,050,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(b)	1,079,882

3,032,000	PNC Financial Services Group, Inc., 5.68% (SOFR + 1.90%), due 01/22/35(b)	3,104,667

389,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	405,164

416,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(g)	419,170

508,000	Popular, Inc., 7.25%, due 03/13/28	527,112

130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	126,637

1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,589,034

473,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	415,161

315,000	Qorvo, Inc., 4.38%, due 10/15/29	300,778

284,000	Quanta Services, Inc., 5.25%, due 08/09/34	280,806

802,000	Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	807,746

89,000	Quikrete Holdings, Inc., 6.75%, due 03/01/33 144A	88,676

200,000	Rakuten Group, Inc., 9.75%, due 04/15/29 144A	217,518

1,701,000	Realty Income Corp., 2.10%, due 03/15/28	1,586,633

120,000	Realty Income Corp., 2.85%, due 12/15/32	103,421

350,000	Realty Income Corp., 3.25%, due 01/15/31	321,726

238,000	Rede D’or Finance SARL, 4.50%, due 01/22/30 144A	221,967

275,000	Regal Rexnord Corp., 6.40%, due 04/15/33	285,573

630,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	537,467

903,000	Regions Financial Corp., 5.50% (SOFR + 2.06%), due 09/06/35(b)	891,787

253,000	Regions Financial Corp., 5.72% (SOFR + 1.49%), due 06/06/30(b)	259,171

256,000	Reinsurance Group of America, Inc., 6.65% (5 yr. CMT + 2.39%), due 09/15/55(b)	252,710

520,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(f) 144A	462,608

225,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/06/31 144A	190,604

300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	306,791

305,000	Rio Tinto Finance USA PLC, 5.25%, due 03/14/35	307,459

373,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	367,087

277,000	Rocket Software, Inc., 9.00%, due 11/28/28 144A	285,903

405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	376,041

190,000	Royal Caribbean Cruises Ltd., 5.63%, due 09/30/31 144A	186,700

401,000	Royal Caribbean Cruises Ltd., 6.00%, due 02/01/33 144A	401,061

114,000	Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	115,111

273,000	Royalty Pharma PLC, 5.15%, due 09/02/29	274,892

431,000	Ryan Specialty LLC, 5.88%, due 08/01/32 144A	426,066

529,000	Ryder System, Inc., 5.25%, due 06/01/28	538,432

117,000	S&S Holdings LLC, 8.38%, due 10/01/31 144A	110,672

892,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	875,898

434,000	Saks Global Enterprises LLC, 11.00%, due 12/15/29 144A	352,186

290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	228,874

200,000	Sands China Ltd., 5.40%, due 08/08/28	200,382

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	292,030

400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(f)	384,244

295,000	Saudi Arabian Oil Co., 5.25%, due 07/17/34 144A	297,098

4,523,000	SBA Tower Trust, 4.83%, due 10/15/29 144A	4,489,597

257,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	230,990

2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,182,322

453,000	Sempra, 5.50%, due 08/01/33	456,759

393,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	373,740

403,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	400,052

185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31(f) 144A	161,772

128,000	Service Corp. International, 5.75%, due 10/15/32	125,950

850,000	Simon Property Group LP, 6.75%, due 02/01/40	959,180

339,000	Sirius XM Radio LLC, 4.00%, due 07/15/28 144A	316,578

270,000	Sixth Street Lending Partners, 5.75%, due 01/15/30	267,532

239,000	Sixth Street Lending Partners, 6.13%, due 07/15/30(f) 144A	240,644

1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	1,090,745

1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,314,694

587,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(g) 144A	515,951

256,000	Societe Generale SA, 5.63% (1 yr. CMT + 1.75%), due 01/19/30(b)(f) 144A	260,541

458,000	Solventum Corp., 5.40%, due 03/01/29	467,343

927,000	Solventum Corp., 5.45%, due 03/13/31	944,784

1,831,000	Sonoco Products Co., 5.00%, due 09/01/34	1,752,318

570,000	Southern California Edison Co., 3.45%, due 02/01/52	375,603

335,000	Southern California Edison Co., 4.00%, due 04/01/47	250,452

181,000	Southern Co., 5.20%, due 06/15/33	181,539

508,000	Southern Co., 5.70%, due 03/15/34	524,941

552,000	Southern Co., 6.38% (5 yr. CMT + 2.07%), due 03/15/55(b)(f)	566,608

2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,123,423

755,000	Southwest Airlines Co., 2.63%, due 02/10/30	677,771

405,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	374,025

25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,222

170,000	Star Parent, Inc., 9.00%, due 10/01/30 144A	167,774

175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	169,704

401,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	392,297

84,000	Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	86,218

330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)	306,727

920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	863,421

1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,430,878

1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,654,497

251,000	Sunoco LP, 6.25%, due 07/01/33 144A	251,436

292,000	Sunoco LP, 7.00%, due 05/01/29 144A	298,956

351,000	Sunoco LP, 7.25%, due 05/01/32 144A	362,798

561,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	525,060

375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	356,161

48,000	Talos Production, Inc., 9.00%, due 02/01/29 144A	49,367

60,000	Talos Production, Inc., 9.38%, due 02/01/31 144A	61,105

584,000	Targa Resources Corp., 5.50%, due 02/15/35	580,856

1,343,000	Targa Resources Corp., 6.15%, due 03/01/29	1,404,765

See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

511,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	471,783

115,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	110,618

210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	210,031

617,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	501,767

38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	43,155

1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	1,003,003

70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	65,692

1,665,000	Textron, Inc., 5.50%, due 05/15/35	1,670,582

2,669,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	2,537,715

1,772,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,699,265

1,604,000	T-Mobile USA, Inc., 5.88%, due 11/15/55(f)	1,615,917

140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	107,262

500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	424,731

199,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	186,078

175,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	158,837

267,000	TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	271,265

543,000	Truist Financial Corp., 5.15% (SOFR + 1.57%), due 08/05/32(b)	544,101

3,600,000	Truist Financial Corp., 5.71% (SOFR + 1.92%), due 01/24/35(b)	3,676,923

1,426,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	1,467,538

798,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	859,467

599,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	602,454

705,000	U.S. Bancorp, 4.84% (SOFR + 1.60%), due 02/01/34(b)	685,273

351,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	358,179

614,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	633,799

1,120,000	Uber Technologies, Inc., 4.80%, due 09/15/34	1,088,931

765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	733,057

375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(b) 144A	318,550

442,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	450,101

360,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	382,802

418,000	UBS Group AG, 7.00% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.08%)(b)(g) 144A	412,704

526,000	UBS Group AG, 7.13% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.18%)(b)(g) 144A	518,697

529,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(g) 144A	605,018

464,919	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	470,190

422,293	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	426,340

417,542	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	397,145

1,710,862	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,691,289

394,597	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	372,067

676,362	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	688,020

788,071	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	803,294

580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	571,224

296,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	280,322

175,000	United Rentals North America, Inc., 3.75%, due 01/15/32	154,715

167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	151,670

265,000	United Rentals North America, Inc., 5.25%, due 01/15/30(f)	260,367

885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	652,114

155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	103,701

535,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	462,819

76	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

196,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 02/15/29 144A	176,334

547,000	Universal Health Services, Inc., 2.65%, due 10/15/30	479,683

120,000	University of Chicago, 2.76%, due 04/01/45	92,597

350,000	University of Southern California, 2.95%, due 10/01/51	229,915

405,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	352,372

1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,229,329

1,154,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,300,263

279,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	283,543

137,000	Velocity Vehicle Group LLC, 8.00%, due 06/01/29 144A	140,704

65,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	60,219

308,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	280,067

314,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	309,574

1,085,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(g) 144A	1,030,510

523,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	561,146

617,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	443,168

145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	123,469

1,488,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,311,603

578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	360,242

1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,160,360

879,000	Viatris, Inc., 2.70%, due 06/22/30	765,829

515,000	Viatris, Inc., 3.85%, due 06/22/40	374,642

2,002,000	Viatris, Inc., 4.00%, due 06/22/50	1,313,922

711,000	VICI Properties LP, 5.13%, due 11/15/31	701,765

519,000	VICI Properties LP, 5.13%, due 05/15/32	508,435

253,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	241,897

553,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 12/01/29 144A	536,996

1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,220,773

3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,049,948

126,000	Virtusa Corp., 7.13%, due 12/15/28 144A	118,618

161,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(g) 144A	165,764

813,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	787,374

370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	364,596

246,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	250,942

530,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	569,718

354,000	Vital Energy, Inc., 7.88%, due 04/15/32(f) 144A	329,889

347,000	Vodafone Group PLC, 5.63%, due 02/10/53	325,812

424,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(b)	437,356

237,000	Vulcan Materials Co., 5.35%, due 12/01/34	239,262

340,000	WakeMed, 3.29%, due 10/01/52(f)	235,149

1,188,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32	1,047,072

1,085,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42(f)	868,252

490,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	357,487

1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,687,000

1,912,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,716,053

3,670,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	3,682,344

588,000	Wells Fargo & Co., 5.21% (SOFR + 1.38%), due 12/03/35(b)(f)	584,162

372,000	Wells Fargo & Co., 5.24% (SOFR + 1.11%), due 01/24/31(b)	378,316

2,720,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	2,739,667

See accompanying Notes to the Financial Statements.	77

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

839,000	Wells Fargo & Co., 6.49% (SOFR + 2.06%), due 10/23/34(b)	905,401

167,000	WESCO Distribution, Inc., 6.38%, due 03/15/33 144A	167,984

502,000	Western Midstream Operating LP, 4.05%, due 02/01/30	479,321

277,000	Western Midstream Operating LP, 5.45%, due 11/15/34	270,777

208,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	209,718

279,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	282,390

530,000	Williams Cos., Inc., 5.40%, due 03/02/26	533,811

164,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	166,073

240,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	244,576

219,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	202,447

300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	254,314

665,000	WP Carey, Inc., 2.25%, due 04/01/33	534,129

236,000	XHR LP, 6.63%, due 05/15/30(f) 144A	231,986

50,000	XPO, Inc., 7.13%, due 06/01/31 144A	51,252

610,000	Yale University, 2.40%, due 04/15/50(f)	367,208

1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	920,703

1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,210,105

560,000	Yara International ASA, 7.38%, due 11/14/32 144A	617,372

		634,971,050

	Mortgage Backed Securities - Private Issuers — 8.4%

77,746	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(e) 144A	73,890

365,117	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(e) 144A	306,373

344,600	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(e) 144A	297,875

421,582	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(c) 144A	419,123

1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,635,506

2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,160,737

192,319	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(e) 144A	172,554

855,724	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(c) 144A	824,038

531,000	BAHA Trust, Series 2024-MAR, Class A, 5.57%, due 12/10/41(e) 144A	539,476

217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(e) 144A	138,377

3,025,918	Bank, Series 2017-BNK5, Class A4, 3.13%, due 06/15/60	2,945,778

971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	898,374

2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,857,613

1,438,152	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,325,210

1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,596,239

3,000,000	Bank, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,651,513

2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,972,722

2,224,000	Bank, Series 2021-BN36, Class A5, 2.47%, due 09/15/64	1,924,220

3,193,000	Bank5, Series 2023-5YR1, Class A3, 6.26%, due 04/15/56(e)	3,314,414

2,900,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 07/15/56(e)	3,053,557

3,900,000	Bank5, Series 2024-5YR10, Class A3, 5.30%, due 10/15/57	3,966,619

3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 5.24% (1 mo. USD Term SOFR + 0.92%), due 03/15/37(b) 144A	2,848,166

26,958	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	26,485

42,908	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	41,712

78	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,745,677

1,248,038	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.30%, due 09/15/56(e)	1,306,319

1,600,000	BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.01%, due 07/15/57	1,667,607

162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	164,271

171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	176,281

2,052,000	BBCMS Mortgage Trust, Series 2025-C32, Class A5, 5.72%, due 02/15/62	2,150,691

93,278	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	91,288

85,214	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	82,344

1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,224,565

600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	526,813

736,285	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	724,919

648,140	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	635,215

3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,662,118

1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,447,150

900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	815,607

1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,536,474

1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,132,987

2,200,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,887,316

1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,633,036

3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.57%, due 07/15/56(e)	3,109,184

1,149,898	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,216,599

3,694,995	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(e)	3,790,201

578,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	598,642

3,200,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, due 05/15/56(e)	3,356,581

2,800,000	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.19%, due 07/15/57(e)	2,936,788

2,920,000	Benchmark Mortgage Trust, Series 2025-V13, Class A4, 5.82%, due 02/15/58(e)	3,036,580

2,700,000	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.53%, due 08/15/56(e)	2,828,918

177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(e)	182,312

1,565,000	BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.78%, due 04/15/58	1,623,779

150,578	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(e) 144A	140,056

1,202,955	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(e) 144A	1,199,952

1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 5.13% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,503,486

260,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/09/41 144A	240,353

2,438,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	2,468,384

1,145,226	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,056,249

961,656	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(e) 144A	960,999

348,411	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	343,922

2,283,607	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,238,340

233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	217,849

476,319	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(e) 144A	423,525

1,357,247	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(e) 144A	1,335,986

7,800,161	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, due 05/10/47(e) 144A	78

277,659	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	256,685

380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, due 10/12/40(e) 144A	388,391

See accompanying Notes to the Financial Statements.	79

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

275,899	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(e) 144A	229,274

388,515	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(e) 144A	320,944

284,307	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(e) 144A	244,827

626,549	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(e) 144A	534,249

683,795	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	682,059

862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	856,421

461,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	463,487

1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,289,193

1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	958,578

1,777,890	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,595,112

180,326	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(e) 144A	172,876

114,606	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	112,684

611,225	CSMC Trust, Series 2020-RPL6, Class A1, 3.47%, due 03/25/59(e) 144A	611,379

217,144	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(e) 144A	195,226

197,441	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(e) 144A	170,865

461,140	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(e) 144A	381,962

58,052	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(e) 144A	50,142

125,807	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(e) 144A	103,679

797,481	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	768,758

1,215,471	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,164,302

508,415	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	486,166

390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, 6.74% (SOFR 30-day average + 2.40%), due 02/25/42(b) 144A	397,052

380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 7.24% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	391,040

418,238	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.64% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	427,092

229,616	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(e) 144A	197,756

556,506	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(e) 144A	455,780

191,395	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(e) 144A	164,923

169,566	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(e) 144A	144,617

257,308	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(e) 144A	220,964

286,855	GCAT Trust, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67(c) 144A	287,017

1,515,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,414,708

1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,434,205

1,122,495	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,058,124

1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,627,845

114,399	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(e) 144A	101,768

37,523	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(e) 144A	35,357

235,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, due 01/13/40(e) 144A	239,379

164,408	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(e) 144A	142,364

80	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

263,368	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68(c) 144A	263,902

588,605	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	578,343

357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	319,870

1,587,536	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(e) 144A	1,583,398

2,177,558	JP Morgan Mortgage Trust, Series 2025-2, Class A4A, 5.50%, due 07/25/55(e) 144A	2,169,855

779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	754,641

494,433	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	475,697

677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	666,125

1,137,148	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,109,970

566,519	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 3.47% (1 mo. EURIBOR + 1.10%), due 01/24/63(b) 144A	613,780

939,265	Legacy Mortgage Asset Trust, Series 2019-PR1, Class A1, 7.86%, due 09/25/59(c) 144A	939,812

64,569	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.89%, due 10/25/66(c) 144A	64,590

99,030	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(e) 144A	92,349

497,161	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.81%, due 06/25/56(e) 144A	491,272

2,045,000	Morgan Stanley BAML Trust, Series 2025-5C1, Class A3, 5.64%, due 03/15/30	2,111,049

1,019,507	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,017,030

800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	796,283

2,077,982	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60%, due 09/15/49	2,021,812

1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,521,513

2,000,000	Morgan Stanley Capital I Trust, Series 2018-L1, Class A3, 4.14%, due 10/15/51	1,960,707

2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,461,079

980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	852,606

195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(e) 144A	177,298

104,158	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.18% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	101,759

347,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.31%, due 11/05/41(e) 144A	336,636

158,899	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	147,100

108,560	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(e) 144A	92,201

333,466	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(e) 144A	271,778

395,414	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(e) 144A	320,926

366,368	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(e) 144A	324,208

225,691	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(c) 144A	217,351

687,494	PRPM LLC, Series 2025-RCF1, Class A1, 4.50%, due 02/25/55(c) 144A	678,237

825,446	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(e) 144A	836,890

880,680	RCKT Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 01/25/45(c) 144A	884,594

491,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/41 144A	495,376

600,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	622,648

138,754	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(e) 144A	136,031

See accompanying Notes to the Financial Statements.	81

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,486,080	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(e) 144A	1,494,957

1,760,414	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(e) 144A	1,771,847

510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	429,865

512,297	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(e) 144A	455,050

226,884	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(e) 144A	213,095

221,352	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(e) 144A	213,503

175,013	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(e) 144A	167,064

68,016	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 5.43% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	68,872

268,353	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	243,011

500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(e) 144A	458,206

234,133	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.42%, due 10/27/64(e) 144A	234,329

983,269	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(c) 144A	978,252

882,654	Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, due 01/25/65(c) 144A	887,920

267,040	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	263,300

62,823	Verus Securitization Trust, Series 2020-5, Class A1, 2.22%, due 05/25/65(c) 144A	60,581

284,454	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(e) 144A	243,578

172,155	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(e) 144A	142,450

400,276	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(e) 144A	341,241

77,592	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(e) 144A	74,646

5,677	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 6.56%, due 09/25/33(e)	5,660

1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,447,202

3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,042,083

846,242	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	824,089

1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,547,634

1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,682,726

800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	734,621

3,900,000	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class A3, 5.93%, due 07/15/57	4,049,390

		162,771,150

	Mortgage Backed Securities - U.S. Government Agency Obligations — 29.8%

153,122	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	151,501

107,743	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	103,328

197,465	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	185,193

154,115	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	148,486

96,584	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	100,865

48,359	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	49,576

176,792	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	178,635

330,747	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	326,496

242,973	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	218,921

146,893	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	139,337

495,468	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	440,085

82	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

229,786	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	203,922

39,661	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	38,750

19,339	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	17,740

278,240	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	263,465

145,983	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	138,140

128,028	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	124,928

63,402	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	59,908

377,678	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	368,205

41,409	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	36,932

195,530	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	180,620

780,976	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	693,784

290,340	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	266,195

123,300	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	113,694

456,449	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	448,843

643,611	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	600,936

815,216	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	725,917

87,785	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	77,984

60,195	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	54,210

71,162	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	67,180

438,962	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	404,588

53,973	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	49,812

235,665	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	209,852

145,584	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	134,188

21,257	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	19,510

2,659,062	Federal Home Loan Mortgage Corp., Pool # G67715, 4.50%, due 08/01/48	2,605,115

76,002	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	74,237

440,683	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	424,304

64,917	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	60,613

142,779	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	133,312

399,087	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	372,644

153,868	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	143,665

377,973	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	357,482

40,164	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	37,135

276,804	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	255,925

51,746	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	47,467

152,951	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	140,482

487,678	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	449,503

25,281	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	23,302

11,211	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	10,601

45,538	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	43,052

40,889	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	39,899

158,163	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	149,372

122,996	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	116,215

1,089,154	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	958,725

689,478	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	606,087

479,086	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	421,141

181,205	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	159,221

1,243,635	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	996,724

241,531	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	202,271

See accompanying Notes to the Financial Statements.	83

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,260,629	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,020,841

776,536	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	651,753

394,489	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	331,155

429,306	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	376,078

1,067,081	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	933,750

696,965	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	656,704

60,647	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	57,324

669,635	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	662,326

605,559	Federal Home Loan Mortgage Corp., Pool # QJ8423, 5.50%, due 11/01/54	606,186

1,747,672	Federal Home Loan Mortgage Corp., Pool # QN1779, 2.50%, due 03/01/35	1,635,352

220,520	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	193,987

1,425,245	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,254,422

827,632	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	727,447

391,507	Federal Home Loan Mortgage Corp., Pool # RA2572, 3.50%, due 05/01/50	357,021

585,304	Federal Home Loan Mortgage Corp., Pool # RA3206, 2.00%, due 08/01/50	472,989

900,391	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	782,068

283,071	Federal Home Loan Mortgage Corp., Pool # RA6432, 2.50%, due 12/01/51	239,024

1,422,851	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,293,294

540,202	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	492,437

2,807,161	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,350,302

3,401,880	Federal Home Loan Mortgage Corp., Pool # RA7195, 3.50%, due 04/01/52	3,098,260

2,535,965	Federal Home Loan Mortgage Corp., Pool # RA7211, 4.00%, due 04/01/52	2,372,176

1,841,566	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,723,566

1,843,347	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,721,318

2,533,534	Federal Home Loan Mortgage Corp., Pool # RA7787, 5.00%, due 08/01/52	2,504,466

3,491,974	Federal Home Loan Mortgage Corp., Pool # RA7881, 5.00%, due 09/01/52	3,435,670

1,917,054	Federal Home Loan Mortgage Corp., Pool # RA8731, 5.00%, due 04/01/53	1,885,138

1,182,542	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,162,853

1,620,373	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,384,886

1,127,170	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,027,856

1,363,265	Federal Home Loan Mortgage Corp., Pool # RJ3472, 5.50%, due 02/01/55	1,376,735

3,721,980	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,482,861

2,061,431	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	1,974,247

246,229	Federal Home Loan Mortgage Corp., Pool # SB8088, 1.50%, due 02/01/36	216,877

278,175	Federal Home Loan Mortgage Corp., Pool # SB8106, 1.50%, due 06/01/36	244,485

350,237	Federal Home Loan Mortgage Corp., Pool # SB8166, 3.50%, due 06/01/37	337,355

209,865	Federal Home Loan Mortgage Corp., Pool # SB8178, 4.00%, due 09/01/37	204,564

268,647	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	266,548

1,360,890	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,351,656

351,039	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	348,658

957,710	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	896,163

362,921	Federal Home Loan Mortgage Corp., Pool # SB8510, 2.00%, due 02/01/36	329,838

2,572,547	Federal Home Loan Mortgage Corp., Pool # SD0291, 5.00%, due 03/01/50	2,567,538

2,797,041	Federal Home Loan Mortgage Corp., Pool # SD0436, 2.50%, due 09/01/50	2,352,227

1,090,991	Federal Home Loan Mortgage Corp., Pool # SD0619, 4.00%, due 07/01/50	1,027,990

923,274	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	779,696

390,096	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	341,794

393,505	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	344,711

537,636	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	517,242

84	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,773,628	Federal Home Loan Mortgage Corp., Pool # SD1217, 2.00%, due 03/01/52	2,236,248

2,826,012	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,725,125

1,994,155	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,973,867

1,505,746	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,412,215

1,280,061	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,228,340

315,540	Federal Home Loan Mortgage Corp., Pool # SD1454, 4.50%, due 08/01/52	304,510

1,591,160	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,534,357

2,448,695	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,315,035

1,192,693	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,175,247

896,527	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	865,189

849,051	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	816,844

881,508	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	868,614

486,986	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	468,514

3,420,419	Federal Home Loan Mortgage Corp., Pool # SD1809, 4.50%, due 09/01/52	3,282,220

648,442	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	638,790

418,117	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	413,320

703,024	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	692,740

873,398	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	864,513

2,973,496	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	3,003,995

2,173,049	Federal Home Loan Mortgage Corp., Pool # SD2221, 3.00%, due 06/01/52	1,901,514

433,894	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	417,436

1,600,718	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,575,721

1,482,823	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,389,118

2,736,932	Federal Home Loan Mortgage Corp., Pool # SD2666, 5.00%, due 03/01/53	2,699,414

410,072	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	395,738

3,366,815	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,310,762

1,587,724	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,531,041

353,204	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	356,409

781,402	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	775,649

2,711,767	Federal Home Loan Mortgage Corp., Pool # SD3401, 5.00%, due 07/01/53	2,679,882

394,947	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	397,233

976,659	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	963,988

477,402	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	449,350

1,391,828	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,343,322

1,816,849	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,751,624

1,203,786	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,190,272

313,521	Federal Home Loan Mortgage Corp., Pool # SD3662, 5.50%, due 08/01/53	315,348

1,819,850	Federal Home Loan Mortgage Corp., Pool # SD3689, 5.50%, due 08/01/53	1,834,812

818,780	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	764,665

1,936,025	Federal Home Loan Mortgage Corp., Pool # SD4188, 5.50%, due 10/01/53	1,966,709

2,177,799	Federal Home Loan Mortgage Corp., Pool # SD4220, 5.00%, due 09/01/53	2,147,945

967,875	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	880,646

1,050,853	Federal Home Loan Mortgage Corp., Pool # SD4363, 5.50%, due 09/01/53	1,061,221

3,107,769	Federal Home Loan Mortgage Corp., Pool # SD4436, 4.00%, due 07/01/49	2,932,231

1,056,967	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	963,863

507,726	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	474,088

495,853	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	450,702

533,271	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	500,146

3,917,783	Federal Home Loan Mortgage Corp., Pool # SD5061, 5.50%, due 03/01/54	3,973,933

See accompanying Notes to the Financial Statements.	85

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,253,289	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,136,433

905,222	Federal Home Loan Mortgage Corp., Pool # SD5100, 4.00%, due 10/01/52	845,443

372,403	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	327,365

3,397,908	Federal Home Loan Mortgage Corp., Pool # SD5191, 5.50%, due 03/01/54	3,439,408

805,644	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	813,062

1,410,011	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,390,701

629,298	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	569,995

726,099	Federal Home Loan Mortgage Corp., Pool # SD6698, 5.00%, due 11/01/54	713,767

1,101,852	Federal Home Loan Mortgage Corp., Pool # SD7334, 5.50%, due 01/01/55	1,104,651

1,265,197	Federal Home Loan Mortgage Corp., Pool # SD7408, 5.50%, due 01/01/55	1,272,173

4,383,516	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,715,119

10,407,051	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	8,793,583

2,754,412	Federal Home Loan Mortgage Corp., Pool # SD7544, 3.00%, due 07/01/51	2,418,641

2,223,805	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,885,169

1,533,853	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,347,258

4,531,458	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	3,829,568

1,845,233	Federal Home Loan Mortgage Corp., Pool # SD7557, 4.50%, due 12/01/52	1,790,225

3,690,584	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,591,897

2,253,425	Federal Home Loan Mortgage Corp., Pool # SD7568, 5.50%, due 02/01/54	2,282,259

2,350	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,143

871,286	Federal Home Loan Mortgage Corp., Pool # SD8075, 3.50%, due 07/01/50	794,853

3,875,197	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,111,568

721,569	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	546,893

349,572	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	279,985

504,566	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	404,832

2,427,992	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,937,456

1,035,741	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	829,874

31,078	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	24,863

3,110,552	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,609,368

1,902,329	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	1,517,712

2,868,100	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,404,236

904,727	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	757,282

1,561,166	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,307,114

1,257,812	Federal Home Loan Mortgage Corp., Pool # SD8193, 2.00%, due 02/01/52	1,001,586

2,665,516	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,489,201

973,598	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	932,349

399,203	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	406,811

3,616,960	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,555,844

1,316,022	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,317,597

68,754	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	67,309

207,856	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	203,222

356,347	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	338,017

208,271	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	186,501

28,515	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	26,168

652,522	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	600,426

199,369	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	188,418

125,286	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	118,150

1,094,957	Federal Home Loan Mortgage Corp., Pool # ZS4763, 3.50%, due 04/01/48	1,000,278

3,325,010	Federal Home Loan Mortgage Corp., Pool # ZS7930, 3.00%, due 01/01/33	3,199,686

86	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

928,365	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	850,929

321,440	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	337,639

317,859	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	280,449

11,257,532	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.32%, due 01/25/30(e) 144A	601,749

28,506	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	29,619

147,747	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	148,944

145,378	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	140,133

71,384	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	72,565

146,947	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	149,378

122,875	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	123,456

8,514	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	7,939

270,648	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	244,391

432,938	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	403,721

113,160	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	98,162

216,491	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	198,600

91,134	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	87,580

707,947	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	637,054

1,374,545	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,358,278

143,943	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	142,195

106,569	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	111,158

303,767	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	292,302

58,697	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	59,235

289,246	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	285,285

246,583	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	229,946

122,897	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	118,245

255,452	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	252,034

486,015	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	453,218

298,377	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	287,020

317,965	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	296,501

370,458	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	345,452

22,228	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	20,728

437,873	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	425,712

487,288	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	450,608

392,003	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	371,407

34,179	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	31,463

38,055	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	34,951

99,915	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	91,975

56,592	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	54,396

40,732	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	36,654

148,351	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	133,682

26,216	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	23,607

262,023	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	242,300

30,245	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	27,959

8,288	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	7,659

111,751	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	103,235

61,799	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	58,545

86,540	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	81,984

See accompanying Notes to the Financial Statements.	87

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

135,985	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	125,341

62,350	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	57,205

77,227	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	72,974

161,013	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	136,673

1,396,515	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,232,218

30,357	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	26,997

97,825	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	90,062

66,016	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	58,709

25,940	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	24,564

168,389	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	149,506

348,947	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	330,069

65,372	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	59,939

26,606	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	25,354

207,222	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	196,483

350,711	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	340,635

184,569	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	179,831

104,526	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	96,220

94,938	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	89,801

569,485	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	524,229

627,570	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	603,016

445,218	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	394,631

40,034	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	35,513

155,053	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	138,668

307,587	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	281,716

227,108	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	227,373

115,190	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	106,197

620,847	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	585,918

394,042	Federal National Mortgage Association, Pool # BM4377, 6.86%, (1 yr. RFUCC Treasury + 1.88%), due 04/01/38(b)	408,949

8,137	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	7,459

2,555,695	Federal National Mortgage Association, Pool # BM4882, 4.50%, due 11/01/48	2,492,995

419,577	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	377,615

3,665,911	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	3,494,253

528,575	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	472,802

125,621	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	114,712

40,191	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	36,808

228,786	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	215,944

88,174	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	83,535

198,879	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	176,209

7,264	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	6,636

385,130	Federal National Mortgage Association, Pool # BM6482, 6.85%, (1 yr. RFUCC Treasury + 1.58%), due 04/01/47(b)	398,127

637,469	Federal National Mortgage Association, Pool # BN6216, 4.50%, due 03/01/49	621,127

166,145	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	151,507

7,572	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	6,652

329,831	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	301,464

253,830	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	222,957

1,217,739	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,024,305

421,531	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	355,914

88	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

861,809	Federal National Mortgage Association, Pool # BU8763, 3.00%, due 04/01/52	749,171

1,101,081	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	969,096

2,624,225	Federal National Mortgage Association, Pool # BW9918, 5.00%, due 10/01/52	2,594,832

702,074	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	685,933

413,281	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	378,816

261,897	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	239,869

11,368	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	10,723

219,966	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	207,298

591,265	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	588,835

381,733	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	331,787

28,347	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	24,927

424,743	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	369,211

485,282	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	442,536

1,012,704	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	889,059

2,501,139	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	2,279,512

481,202	Federal National Mortgage Association, Pool # CA6871, 2.50%, due 08/01/35	447,750

1,059,357	Federal National Mortgage Association, Pool # CA6872, 2.50%, due 08/01/35	986,030

688,233	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	582,400

3,159,058	Federal National Mortgage Association, Pool # CA8062, 2.50%, due 12/01/50	2,663,647

828,353	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	663,446

5,071,250	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,296,734

1,229,047	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	986,563

1,489,847	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,387,262

474,145	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	399,054

405,262	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	340,722

1,058,539	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	920,189

396,534	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	361,654

726,914	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	611,441

1,912,567	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,793,773

652,530	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	593,727

1,514,555	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,368,589

925,013	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	864,072

2,133,031	Federal National Mortgage Association, Pool # CB3856, 4.00%, due 06/01/52	2,000,539

949,379	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	915,487

667,698	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	623,498

3,344,766	Federal National Mortgage Association, Pool # CB4025, 4.50%, due 07/01/52	3,233,404

392,113	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	377,240

730,383	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	719,172

733,465	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	687,907

1,434,784	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,376,354

823,376	Federal National Mortgage Association, Pool # CB4167, 5.00%, due 07/01/52	816,327

952,586	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	913,110

1,126,185	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,079,514

1,923,062	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,868,247

4,591,734	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,571,117

1,396,963	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,339,267

1,804,310	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,729,600

460,704	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	442,321

340,517	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	335,115

See accompanying Notes to the Financial Statements.	89

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,684,401	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,672,370

1,377,364	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,361,553

2,098,624	Federal National Mortgage Association, Pool # CB6899, 5.00%, due 08/01/53	2,094,687

2,910,724	Federal National Mortgage Association, Pool # CB7336, 5.50%, due 10/01/53	2,915,703

561,135	Federal National Mortgage Association, Pool # CB9463, 5.00%, due 11/01/54	556,160

1,913,316	Federal National Mortgage Association, Pool # CB9649, 5.00%, due 12/01/54	1,883,851

342,097	Federal National Mortgage Association, Pool # CB9794, 5.50%, due 01/01/55	345,713

911,754	Federal National Mortgage Association, Pool # FA0243, 5.50%, due 12/01/54	916,483

623,210	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	552,288

163,972	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	149,862

123,299	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	109,340

480,299	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	426,802

479,834	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	423,829

261,591	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	232,759

359,398	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	312,372

257,348	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	226,357

2,467,768	Federal National Mortgage Association, Pool # FM2217, 3.00%, due 03/01/47	2,221,106

1,629,511	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,466,616

680,061	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	640,992

319,042	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	300,671

340,865	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	309,530

460,042	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	454,269

793,907	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	718,161

1,027,120	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	892,836

1,109,224	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	1,011,531

617,687	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	523,171

2,533,069	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	2,047,394

1,069,397	Federal National Mortgage Association, Pool # FM4947, 2.00%, due 12/01/50	863,884

25,210	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	23,758

744,835	Federal National Mortgage Association, Pool # FM5996, 4.50%, due 03/01/49	724,753

733,038	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	668,360

505,592	Federal National Mortgage Association, Pool # FM6273, 3.00%, due 12/01/34	488,850

1,768,230	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,433,026

696,162	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	651,079

657,077	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	621,735

245,595	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	213,081

993,566	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	936,207

1,618,937	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,522,230

514,807	Federal National Mortgage Association, Pool # FM8161, 2.50%, due 08/01/51	433,898

1,603,725	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,511,958

1,048,691	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	999,669

789,217	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	665,122

1,312,699	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,238,280

4,280,083	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,618,137

2,839,686	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,291,146

1,241,219	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,126,862

349,329	Federal National Mortgage Association, Pool # FM9468, 2.50%, due 11/01/51	295,199

956,716	Federal National Mortgage Association, Pool # FM9631, 3.00%, due 11/01/51	839,880

1,060,778	Federal National Mortgage Association, Pool # FM9674, 3.50%, due 06/01/49	969,939

90	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

868,065	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	733,728

3,504,325	Federal National Mortgage Association, Pool # FM9728, 2.50%, due 11/01/51	2,952,218

505,061	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	474,519

1,235,221	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,124,670

926,302	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	782,859

982,255	Federal National Mortgage Association, Pool # FS0065, 4.50%, due 12/01/50	955,366

998,707	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	840,538

2,058,777	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,801,516

111,006	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	104,611

1,921,965	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,681,793

353,608	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	307,540

1,179,466	Federal National Mortgage Association, Pool # FS1101, 2.00%, due 07/01/51	947,151

416,362	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	361,793

656,325	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	594,551

1,197,688	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,048,022

490,323	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	446,470

369,149	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	324,543

2,297,291	Federal National Mortgage Association, Pool # FS1443, 3.50%, due 04/01/52	2,081,127

295,708	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	279,005

473,898	Federal National Mortgage Association, Pool # FS1624, 2.50%, due 10/01/51	399,062

199,922	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	186,984

2,579,590	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,170,537

1,199,340	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,131,845

2,199,877	Federal National Mortgage Association, Pool # FS2167, 4.50%, due 06/01/52	2,116,431

985,677	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	931,680

2,203,754	Federal National Mortgage Association, Pool # FS2238, 4.00%, due 03/01/51	2,076,520

66,625	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	62,777

247,456	Federal National Mortgage Association, Pool # FS2415, 4.50%, due 08/01/52	238,807

1,498,191	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,450,282

933,240	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	887,872

439,076	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	425,036

151,218	Federal National Mortgage Association, Pool # FS3045, 5.00%, due 10/01/52	149,029

572,152	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	536,613

576,786	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	554,907

608,910	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	587,172

457,973	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	454,395

288,503	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	286,546

943,151	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	951,267

560,773	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	569,620

868,556	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	858,591

200,691	Federal National Mortgage Association, Pool # FS3433, 5.50%, due 12/01/52	202,366

1,704,356	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,643,514

3,493,355	Federal National Mortgage Association, Pool # FS3669, 4.00%, due 03/01/46	3,361,284

1,187,335	Federal National Mortgage Association, Pool # FS3811, 4.50%, due 12/01/52	1,142,300

1,953,537	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,917,935

1,088,290	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,047,007

1,212,351	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,134,140

837,625	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	735,403

366,774	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	353,955

See accompanying Notes to the Financial Statements.	91

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,716,648	Federal National Mortgage Association, Pool # FS5284, 3.50%, due 09/01/50	1,563,135

1,147,541	Federal National Mortgage Association, Pool # FS5373, 2.00%, due 04/01/37	1,046,132

2,297,878	Federal National Mortgage Association, Pool # FS5397, 5.00%, due 07/01/53	2,272,495

309,578	Federal National Mortgage Association, Pool # FS5590, 5.50%, due 07/01/53	312,365

901,425	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	908,656

1,440,249	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,155,558

1,646,671	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,538,095

2,075,893	Federal National Mortgage Association, Pool # FS6146, 4.00%, due 05/01/53	1,946,952

424,850	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	397,407

1,417,634	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,289,022

2,297,475	Federal National Mortgage Association, Pool # FS6485, 3.00%, due 12/01/51	2,014,820

402,739	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	353,086

708,283	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	715,268

624,799	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	602,959

911,027	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	828,073

1,958,035	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,795,192

633,072	Federal National Mortgage Association, Pool # FS7532, 5.50%, due 03/01/54	636,710

2,851,193	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,412,145

2,266,421	Federal National Mortgage Association, Pool # FS8006, 5.50%, due 05/01/54	2,269,121

1,009,517	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	1,015,397

1,175,660	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	1,099,577

3,455,570	Federal National Mortgage Association, Pool # FS8488, 3.00%, due 03/01/52	3,018,446

951,661	Federal National Mortgage Association, Pool # FS8914, 3.00%, due 07/01/52	833,656

610,571	Federal National Mortgage Association, Pool # FS9784, 5.50%, due 11/01/54	614,334

61,788	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	54,859

94,035	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	80,161

15,168	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	14,344

2,250,106	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,992,522

274,051	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	258,941

282,315	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	269,131

76,444	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	69,913

312,538	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	298,611

298,446	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	285,014

60,571	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	58,489

2,921,031	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,669,652

6,164,461	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,633,475

122,722	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	116,056

88,075	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	80,475

223,247	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	203,926

61,390	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	60,142

47,752	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	46,403

210,123	Federal National Mortgage Association, Pool # MA3414, 3.50%, due 07/01/48	192,406

67,891	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	61,992

53,768	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	50,671

549,457	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	481,372

3,544,451	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,116,122

113,087	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	99,140

283,896	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	270,146

649,927	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	522,162

92	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,179,991	Federal National Mortgage Association, Pool # MA4026, 4.00%, due 05/01/50	2,053,330

408,028	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	357,825

112,925	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	94,904

1,442,957	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,158,393

941,498	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	787,279

378,537	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	286,640

290,574	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	248,630

685,121	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	549,901

3,225,937	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,444,908

444,252	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	380,075

455,140	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	344,571

1,625,198	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,304,186

791,653	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	663,996

903,838	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	683,466

1,829,388	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,466,348

453,678	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	387,938

92,670	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	74,251

268,997	Federal National Mortgage Association, Pool # MA4302, 1.50%, due 04/01/36	236,929

204,295	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	163,625

8,571,782	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	6,857,219

1,369,223	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,146,082

371,465	Federal National Mortgage Association, Pool # MA4328, 1.50%, due 05/01/36	327,179

779,426	Federal National Mortgage Association, Pool # MA4329, 2.00%, due 05/01/36	705,990

253,191	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	216,423

293,183	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	245,221

674,575	Federal National Mortgage Association, Pool # MA4359, 1.50%, due 06/01/36	594,143

365,568	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	319,739

1,420,273	Federal National Mortgage Association, Pool # MA4382, 1.50%, due 07/01/36	1,250,079

407,715	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	340,509

2,298,723	Federal National Mortgage Association, Pool # MA4414, 2.50%, due 09/01/51	1,922,658

691,277	Federal National Mortgage Association, Pool # MA4418, 2.00%, due 09/01/36	625,926

1,899,567	Federal National Mortgage Association, Pool # MA4466, 2.50%, due 11/01/51	1,593,776

2,068,702	Federal National Mortgage Association, Pool # MA4497, 2.00%, due 12/01/36	1,876,162

877,586	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	763,070

533,040	Federal National Mortgage Association, Pool # MA4579, 3.00%, due 04/01/52	462,678

426,071	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	385,050

1,313,615	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,226,309

2,468,700	Federal National Mortgage Association, Pool # MA4624, 3.00%, due 06/01/52	2,141,873

1,134,462	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,059,424

2,334,317	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	2,237,579

800,068	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	787,375

2,982,250	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	2,858,765

965,020	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	949,460

1,837,560	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,810,397

1,648,810	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,676,014

1,363,284	Federal National Mortgage Association, Pool # MA4918, 5.00%, due 02/01/53	1,339,884

4,147,849	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	4,150,979

14,321,257	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53(k)	14,330,218

430,849	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	437,851

See accompanying Notes to the Financial Statements.	93

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,434,590	Federal National Mortgage Association, Pool # MA5190, 5.50%, due 11/01/53	1,433,640

376,987	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	386,676

1,226	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	1,257

102,146	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	100,631

19,367	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	19,068

114,745	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	110,210

108,028	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	103,758

271,630	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	267,207

422,078	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	415,206

217,346	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	207,518

16,405	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	14,904

1,437,052	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,372,932

151,732	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	149,185

2,580,909	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,203,195

361,838	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	346,596

83,037	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	74,198

594,106	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	551,387

319,080	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	296,134

160,175	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	149,460

23,990	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	21,764

107,060	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	99,898

60,834	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	55,170

206,402	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	187,122

165,777	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	154,686

34,664	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	31,361

112,823	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	108,174

50,485	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	45,691

104,119	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	96,876

84,008	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	80,373

75,965	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	68,404

175,763	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	163,084

70,918	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	67,696

105,643	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	100,876

200,243	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	196,240

172,837	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	155,455

330,756	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	307,381

245,297	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	220,509

396,197	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	356,058

1,192,749	Government National Mortgage Association, Pool # MA4003, 3.00%, due 10/20/46	1,071,602

114,717	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	106,226

67,950	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	66,592

59,708	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	51,886

93,937	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	89,142

147,977	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	132,678

138,709	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	128,348

355,699	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	336,938

100,763	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	95,407

94	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

405,371	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	374,855

47,116	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	45,912

16,660	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	16,237

197,534	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	186,544

112,667	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	103,940

114,821	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	108,432

93,211	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	90,685

39,779	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	39,727

68,385	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	63,227

3,781,145	Government National Mortgage Association, Pool # MA5764, 4.50%, due 02/20/49	3,677,744

63,807	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	60,257

227,085	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	203,596

882,877	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	833,763

445,397	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	398,090

3,691,283	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,399,754

160,773	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	143,103

372,499	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	331,782

73,915	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	69,666

2,018,833	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,723,731

47,641	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	40,774

5,244,535	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	4,294,170

218,357	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	186,644

166,354	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	142,144

1,835,867	Government National Mortgage Association, Pool # MA7135, 2.00%, due 01/20/51	1,503,189

321,727	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	263,511

1,748,014	Government National Mortgage Association, Pool # MA7312, 2.50%, due 04/20/51	1,493,128

325,736	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	278,124

1,160,989	Government National Mortgage Association, Pool # MA7471, 2.00%, due 07/20/51	950,605

2,846,359	Government National Mortgage Association, Pool # MA7472, 2.50%, due 07/20/51	2,430,295

4,209,872	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	3,594,497

1,605,915	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,423,923

370,319	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	328,760

1,526,258	Government National Mortgage Association, Pool # MA7829, 3.50%, due 01/20/52	1,401,865

4,084,173	Government National Mortgage Association, Pool # MA7880, 2.00%, due 02/20/52	3,344,078

2,383,524	Government National Mortgage Association, Pool # MA7883, 3.50%, due 02/20/52	2,189,136

1,682,482	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,545,002

874,183	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	820,572

3,957,143	Government National Mortgage Association, Pool # MA8044, 3.50%, due 05/20/52	3,632,165

1,664,989	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,561,585

2,538,224	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,380,674

8,278,535	Government National Mortgage Association, Pool # MA8347, 4.50%, due 10/20/52	7,953,042

1,551,518	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,561,393

2,882,902	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,481,039

1,302,008	Government National Mortgage Association, Pool # MA8644, 3.50%, due 02/20/53	1,198,801

940,933	Government National Mortgage Association, Pool # MA8725, 5.00%, due 03/20/53	927,206

2,853,582	Government National Mortgage Association, Pool # MA9782, 7.00%, due 07/20/54	2,947,605

1,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 05/01/54	831,592

See accompanying Notes to the Financial Statements.	95

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - U.S. Government Agency Obligations — continued

500,000		Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/55	465,934

			579,340,315

		Municipal Obligations — 0.8%

60,000		Alabama Economic Settlement Authority, 4.26%, due 09/15/32	58,727

355,000		Bay Area Toll Authority, 6.26%, due 04/01/49	379,665

1,525,000		California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,414,829

1,300,000		Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,202,206

90,000		District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	79,242

1,055,000		Empire State Development Corp., 5.77%, due 03/15/39	1,078,145

337,000		Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	254,696

735,053		Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	729,056

280,000		Maryland Economic Development Corp., 5.43%, due 05/31/56	273,635

343,000		Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	375,926

885,000		State of California, 7.50%, due 04/01/34	1,024,747

655,000		State of California, 7.55%, due 04/01/39	793,156

935,000		State of Connecticut, 3.98%, due 06/15/29	924,514

1,785,000		State of Connecticut, 4.51%, due 05/15/28	1,801,179

3,017,078		Texas Natural Gas Securitization Finance Corp., 5.10%, due 04/01/35	3,059,284

1,690,000		University of Michigan, 4.45%, due 04/01/22(h)	1,366,615

940,000		University of Virginia, 2.26%, due 09/01/50	542,122

595,000		University of Virginia, 2.58%, due 11/01/51	368,622

185,000		University of Virginia, 4.18%, due 09/01/17(h)	139,214

			15,865,580

		Sovereign Debt Obligations — 0.6%

200,000		Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	174,740

800,000		Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	831,575

760,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	749,702

200,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	194,495

1,840,000		Indonesia Government International Bonds, 5.60%, due 01/15/35	1,881,624

1,399,000		Israel Government International Bonds, 5.38%, due 02/19/30	1,410,232

205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	207,244

1,075,000		Mexico Government International Bonds, 6.88%, due 05/13/37	1,102,520

700,000		Mexico Government International Bonds, 6.75%, due 09/27/34	733,355

1,130,000		Oman Government International Bonds, 4.75%, due 06/15/26 144A	1,125,478

340,000		Province of Alberta, 1.30%, due 07/22/30	292,555

175,000		Province of Alberta, 3.30%, due 03/15/28	171,133

100,000		Province of Manitoba, 2.13%, due 06/22/26	97,607

220,000		Province of Quebec, 2.75%, due 04/12/27	214,093

1,085,000		Republic of Poland Government International Bonds, 5.38%, due 02/12/35	1,091,813

690,000		Saudi Government International Bonds, 5.13%, due 01/13/28 144A	698,708

649,000	EUR	Serbia International Bonds, 3.13%, due 05/15/27(i) 144A	692,364

800,000		Serbia International Bonds, 6.25%, due 05/26/28(i) 144A	818,117

			12,487,355

96	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — 15.9%

75,000	Federal National Mortgage Association, 0.88%, due 08/05/30	63,665

310,000	Federal National Mortgage Association, 4.40%, due 03/17/31(j)	239,991

545,000	Federal National Mortgage Association, 6.63%, due 11/15/30	614,620

150,000	Tennessee Valley Authority, 1.50%, due 09/15/31	127,216

910,000	Tennessee Valley Authority, 5.25%, due 02/01/55	904,975

60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	68,430

95,000	Tennessee Valley Authority Generic STRIPS, 4.78%, due 07/15/34(j)	61,291

635,000	U.S. Treasury Bonds, 2.00%, due 02/15/50	384,423

5,240,000	U.S. Treasury Bonds, 2.38%, due 11/15/49	3,467,918

7,485,000	U.S. Treasury Bonds, 2.38%, due 05/15/51	4,896,827

18,190,000	U.S. Treasury Bonds, 3.00%, due 02/15/49(l)	13,760,095

1,954,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	1,586,518

3,905,000	U.S. Treasury Bonds, 3.63%, due 08/15/43	3,433,959

4,824,000	U.S. Treasury Bonds, 3.63%, due 05/15/53	4,064,880

15,096,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	14,087,634

20,470,000	U.S. Treasury Bonds, 4.25%, due 02/15/54	19,292,975

7,676,000	U.S. Treasury Bonds, 4.25%, due 08/15/54	7,247,823

13,843,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	13,494,762

24,970,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	24,679,334

18,659,000	U.S. Treasury Bonds, 4.50%, due 11/15/54	18,390,777

11,065,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	11,104,117

20,004,000	U.S. Treasury Bonds, 4.63%, due 11/15/44	20,035,256

5,578,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	5,616,349

10,867,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	11,105,140

2,508,000	U.S. Treasury Bonds, 4.75%, due 02/15/45	2,554,241

3,832,967	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	3,607,245

6,301,000	U.S. Treasury Notes, 3.75%, due 08/15/27	6,280,940

26,813,000	U.S. Treasury Notes, 4.00%, due 02/28/30	26,877,938

9,238,000	U.S. Treasury Notes, 4.00%, due 03/31/30	9,257,126

10,711,000	U.S. Treasury Notes, 4.13%, due 02/28/27	10,752,422

16,627,000	U.S. Treasury Notes, 4.13%, due 11/30/29	16,758,522

23,322,000	U.S. Treasury Notes, 4.13%, due 03/31/32	23,389,415

2,009,000	U.S. Treasury Notes, 4.25%, due 11/15/34	2,015,278

19,290,000	U.S. Treasury Notes, 4.63%, due 02/15/35	19,930,488

2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(j)	946,919

3,500,000	U.S. Treasury STRIPS Coupon, 2.67%, due 02/15/43(j)	1,490,986

1,200,000	U.S. Treasury STRIPS Coupon, 3.08%, due 11/15/40(j)	577,491

9,155,000	U.S. Treasury STRIPS Coupon, 3.12%, due 11/15/41(j)	4,165,331

2,185,000	U.S. Treasury STRIPS Coupon, 3.16%, due 05/15/42(j)	968,845

345,000	U.S. Treasury STRIPS Coupon, 4.37%, due 08/15/43(j)	143,308

100,000	U.S. Treasury STRIPS Coupon, 4.72%, due 02/15/40(j)	50,171

2,690,000	U.S. Treasury STRIPS Coupon, 4.84%, due 02/15/42(j)	1,209,754

		309,705,395

	TOTAL DEBT OBLIGATIONS (COST $1,971,026,789)	1,924,511,747

See accompanying Notes to the Financial Statements.	97

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Shares	Description	Value ($)

	COMMON STOCK — 0.0%

	Industrial — 0.0%

924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(m)(n)	26,796

	TOTAL COMMON STOCK (COST $234,312)	26,796

Par Value(a)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.9%

	Mutual Fund - Securities Lending Collateral — 0.8%

16,696,885	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(o)(p)	16,696,885

	U.S. Government and Agency Obligation — 0.1%

1,340,000	U.S. Treasury Bills, 4.10%, due 10/30/25(j)	1,308,749

	TOTAL SHORT-TERM INVESTMENTS (COST $18,005,865)	18,005,634

	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.8% (Cost $1,989,266,966)	1,942,544,177

	TBA SALE COMMITMENTS — (0.1)%

(500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	(465,211)

(1,500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/55	(1,397,803)

(1,500,000)	Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	(1,434,174)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $3,297,812)	(3,297,188)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.7% (Cost $1,985,969,154)	1,939,246,989

	Other Assets and Liabilities (net) — 0.3%	6,135,028

	NET ASSETS — 100.0%	$1,945,382,017

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of March 31, 2025.

(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)	When-issued security.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	All or a portion of this security is out on loan.

(g)	Security is perpetual and has no stated maturity date.

(h)	Year of maturity is greater than 2100.

98	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

(i)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Interest rate presented is yield to maturity.

(k)	All or a portion of this security is pledged for open futures collateral.

(l)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(m)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(n)

Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $26,796 which represents 0.0% of net assets. The aggregate tax cost of these securities held at March 31, 2025 was $234,312.

(o)	The rate disclosed is the 7-day net yield as of March 31, 2025.

(p)	Represents an investment of securities lending cash collateral.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $400,988,809 which represents 20.6% of net assets.

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

EUR	24,978,208	USD	27,057,597	04/02/25	Barclays Bank PLC	$(76,122)
USD	27,101,334	EUR	24,978,208	05/02/25	Barclays Bank PLC	75,997
USD	26,205,098	EUR	24,978,208	04/02/25	JPMorgan Chase Bank N.A.	(776,377)
USD	679,844	EUR	628,997	05/02/25	JPMorgan Chase Bank N.A.	(703)

						$(777,205)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

174	U.S. Long Bond	Jun 2025	$20,406,937	$192,475

157	U.S. Treasury Note 10-Year	Jun 2025	17,461,344	107,984

138	U.S. Treasury Note 2-Year	Jun 2025	28,589,719	119,339

77	U.S. Treasury Note 5-Year	Jun 2025	8,328,031	12,069

48	U.S. Ultra 10-Year	Jun 2025	5,478,000	(7,756)

129	U.S. Ultra Bond	Jun 2025	15,770,250	216,178

				$640,289

See accompanying Notes to the Financial Statements.	99

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Written Options

Written Exchange-Traded Options

Type of Contract	Number of Contracts	Notional Value	Premiums Received	Value at March 31, 2025

PUT - 3-Month SOFR Futures Option Strike @ $96.25 Expires 12/12/2025	30	$72,315	$(18,290)	$(18,562)

CALL - 3-Month SOFR Futures Option Strike @ $96.25 Expires 12/12/2025	30	72,315	(27,603)	(27,750)

Total Written Exchange-Traded Options			$(45,893)	$(46,312)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)

4.32%	Annual	FEDL	Annual	05/07/25	$—	USD	58,420,000	$(1,325)	$(1,325)

SOFR	Annual	4.81%	Annual	08/31/25	—	USD	11,925,000	(22,690)	(22,690)

SOFR	Annual	4.70%	Annual	09/25/26	153	USD	830,000	(10,094)	(10,247)

SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(86,589)	(86,589)

SOFR	Annual	4.25%	Annual	05/13/29	(9,824)	USD	9,240,000	(205,307)	(195,483)

SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	489,217	(26,591)

4.50%	Annual	SOFR	Annual	05/13/27	5,533	USD	14,850,000	229,360	223,827

5.11%	Annual	SOFR	Annual	05/17/25	—	USD	21,385,000	17,372	17,372

									$(101,726)

OTC— Credit Default Swaps

Sell Protection

				Receive				Upfront
				(Pay)			Unrealized	Premiums
Notional		Expiration		Fixed	Payment	Deliverable	Appreciation	Paid/
Amount*	Currency	Date	Counterparty	Rate	Frequency	on Default	(Depreciation)	(Received)	Value

825,000	USD	06/20/25	Barclays Bank PLC	1.00%	Quarterly	Republic of Italy Government International Bonds, 1.25%, 02/17/26 (Moody’s rating: Baa3 ; S&P rating: BBB+)	$(814)	$2,493	$1,679

470,000	USD	06/20/25	Barclays Bank PLC	1.00%	Quarterly	Spain Government International Bonds, 5.01%, 11/21/44 (Moody’s rating: Baa1; S&P rating: A)	(419)	1,396	977

					Total OTC Credit Default Swaps		$(1,233)	$3,889	$2,656

100	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Centrally Cleared Credit Default Swaps

Buy Protection

			Receive				Upfront
			(Pay)			Unrealized	Premiums
Notional		Expiration	Fixed	Payment		Appreciation	Paid
Amount*	Currency	Date	Rate	Frequency	Deliverable on Default	(Depreciation)	(Received)	Value

49,864,000	USD	06/20/30	(1.00%)	Quarterly	CDX.NA.IG.S44**	$65,698	$(954,183)	$(888,485)

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**

CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations

EUR	—	Euro

USD	—	U.S. Dollar

Abbreviations

CLO	—	Collateralized Loan Obligation

CMT	—	Constant Maturity Treasury Index

EURIBOR	—	Euro Interbank Offered Rate

FEDL	—	Federal Funds Rate

ICE	—	Intercontinental Exchange

RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR	—	Secured Overnight Financing Rate

STACR	—	Structured Agency Credit Risk

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

TBA	—	To Be Announced

See accompanying Notes to the Financial Statements.	101

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Asset Class Summary (Unaudited)	% of Net Assets

Debt Obligations	98.9

Futures Contracts	0.1

Equities	0.0*

Written Options	(0.0)*

Swaps	(0.0)*

TBA Sale Commitments	(0.2)

Forward Foreign Currency Contracts	(1.4)

Short-Term Investments	0.9

Other Assets and Liabilities (net)	1.7

100.0

* Amount rounds to zero.

102	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 89.5%

	Asset Backed Securities — 3.5%

1,280,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class BR, 5.80% (3 mo. USD Term SOFR + 1.50%), due 04/15/35(b) 144A	1,270,865

220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.29% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	220,132

518,321	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 5.08% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	486,565

8,855,000	AGL CLO 35 Ltd., Series 2024-35A, Class A1, 5.85% (3 mo. USD Term SOFR + 1.34%), due 01/21/38(b) 144A	8,843,533

830,000	AIMCO CLO 22 Ltd., Series 2024-22A, Class D, 7.69% (3 mo. USD Term SOFR + 3.40%), due 04/19/37(b) 144A	832,224

520,000	AMMC CLO 30 Ltd., Series 2024-30A, Class D, 8.80% (3 mo. USD Term SOFR + 4.50%), due 01/15/37(b) 144A	526,404

720,000	Apex Credit CLO Ltd., Series 2020-1A, Class DRR, 8.61% (3 mo. USD Term SOFR + 4.32%), due 04/20/35(b) 144A	720,000

420,000	Apidos CLO XXII Ltd., Series 2015-22A, Class DR, 11.30% (3 mo. USD Term SOFR + 7.01%), due 04/20/31(b) 144A	422,183

810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 3.03% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	692,675

410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	406,381

500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 7.65% (3 mo. USD Term SOFR + 3.36%), due 10/20/34(b) 144A	495,994

500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 9.21% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	500,651

550,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class D, 8.29% (3 mo. USD Term SOFR + 4.00%), due 04/20/34(b) 144A	550,624

1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 11.40% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	1,003,850

415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.11% (3 mo. USD Term SOFR + 1.81%), due 07/15/32(b) 144A	415,474

4,940,000	Battalion CLO XVI Ltd., Series 2019-16A, Class BR2, 6.19% (3 mo. USD Term SOFR + 1.75%), due 01/20/38(b) 144A	4,921,174

590,000	Birch Grove CLO Ltd., Series 19A, Class D1RR, 8.15% (3 mo. USD Term SOFR + 3.85%), due 07/17/37(b) 144A	595,696

760,000	Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 7.19% (3 mo. USD Term SOFR + 2.90%), due 10/20/37(b) 144A	761,569

850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 11.42% (3 mo. USD Term SOFR + 7.12%), due 07/25/34(b) 144A	827,176

255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 6.26% (3 mo. USD Term SOFR + 1.96%), due 10/15/34(b) 144A	255,135

1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 6.05% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,464,535

510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 6.21% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	509,393

1,020,000	CBAM Ltd., Series 2018-6A, Class B2R, 6.66% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,020,682

370,000	CIFC Funding Ltd., Series 2017-3A, Class D1R, 7.99% (3 mo. USD Term SOFR + 3.70%), due 04/20/37(b) 144A	372,478

900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 10.62% (3 mo. USD Term SOFR + 6.31%), due 01/16/32(b) 144A	893,185

500,000	Empower CLO Ltd., Series 2023-2A, Class C, 7.70% (3 mo. USD Term SOFR + 3.40%), due 07/15/36(b) 144A	504,050

53,515	Falcon Aerospace Ltd., Series 2017-1, 4.58%, due 02/15/42 144A	52,766

See accompanying Notes to the Financial Statements.	103

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

250,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class E, 11.69% (3 mo. USD Term SOFR + 7.39%), due 10/15/34(b) 144A	230,473

510,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, 7.28% (3 mo. USD Term SOFR + 2.95%), due 11/22/31(b) 144A	511,073

500,000	Gallatin Funding Ltd., Series 2023-1A, Class C1, 8.14% (3 mo. USD Term SOFR + 3.85%), due 10/14/35(b) 144A	500,598

1,060,000	Generate CLO 7 Ltd., Series 7A, Class BR, 6.49% (3 mo. USD Term SOFR + 2.20%), due 04/22/37(b) 144A	1,062,494

250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 9.51% (3 mo. USD Term SOFR + 5.21%), due 04/15/31(b) 144A	247,613

630,000	Greystone CRE Notes, Series 2024-HC3, Class D, 9.65% (1 mo. USD Term SOFR + 5.33%), due 03/15/41(b) 144A	627,422

250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 8.21% (3 mo. USD Term SOFR + 3.91%), due 04/17/34(b) 144A	250,803

255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 6.19% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	255,148

750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 10.31% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	752,606

34,963	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.97% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	33,493

840,000	Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, 8.56% (3 mo. USD Term SOFR + 4.26%), due 04/28/37(b) 144A	850,366

730,000	Katayma CLO II Ltd., Series 2024-2A, Class D, 8.79% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	741,410

776,101	KREF Ltd., Series 2022-FL3, Class A, 5.77% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	774,608

131,255	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.71% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	128,594

250,000	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class B, 6.00% (3 mo. USD Term SOFR + 1.71%), due 04/19/33(b) 144A	250,433

780,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, 7.24% (3 mo. USD Term SOFR + 2.95%), due 10/20/29(b) 144A	781,445

650,000	Magnetite XII Ltd., Series 2015-12A, Class ER, 10.24% (3 mo. USD Term SOFR + 5.94%), due 10/15/31(b) 144A	652,430

550,000	Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.20% (3 mo. USD Term SOFR + 2.90%), due 07/15/36(b) 144A	551,075

1,435,000	Magnetite XXIV Ltd., Series 2019-24A, Class BR, 6.05% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,436,715

349,717	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	315,837

415,177	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	341,650

501,914	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.72% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	489,318

316,902	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	310,645

1,342,600	Neighborly Issuer LLC, Series 2023-1A, Class A2, 7.31%, due 01/30/53 144A	1,366,142

500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 6.39% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	500,445

620,000	Ocean Trails CLO XII Ltd., Series 2022-12A, Class D1R, 7.79% (3 mo. USD Term SOFR + 3.50%), due 07/20/35(b) 144A	621,526

630,000	OCP CLO Ltd., Series 2016-11A, Class DR2, 8.00% (3 mo. USD Term SOFR + 3.70%), due 04/26/36(b) 144A	631,643

990,000	OCP CLO Ltd., Series 2023-27A, Class DR, 7.66% (3 mo. USD Term SOFR + 3.35%), due 07/16/35(b) 144A	994,571

104	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

325,000	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 7.15% (3 mo. USD Term SOFR + 2.86%), due 01/20/31(b) 144A	325,367

500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 5.59% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	500,233

850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 5.36% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	725,886

300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 6.21% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	300,159

990,000	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 7.30% (3 mo. USD Term SOFR + 3.00%), due 04/15/31(b) 144A	991,002

1,030,000	Palmer Square Loan Funding Ltd., Series 2024-1A, Class B, 6.10% (3 mo. USD Term SOFR + 1.80%), due 10/15/32(b) 144A	1,026,138

575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 6.31% (3 mo. USD Term SOFR + 2.01%), due 07/15/34(b) 144A	575,574

390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 10.55% (3 mo. USD Term SOFR + 6.26%), due 10/20/34(b) 144A	386,005

1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 6.41% (3 mo. USD Term SOFR + 2.11%), due 07/15/31(b) 144A	1,006,668

777,261	Renew, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	760,783

1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 5.05% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,132,967

620,452	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 5.68% (3 mo. USD Term SOFR + 1.36%), due 05/20/31(b) 144A	620,556

325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class BR, 6.29% (3 mo. USD Term SOFR + 1.85%), due 01/15/38(b) 144A	323,378

720,000	RR 18 Ltd., Series 2021-18A, Class D, 10.81% (3 mo. USD Term SOFR + 6.51%), due 10/15/34(b) 144A	722,522

930,386	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class D, 7.48%, due 06/20/41 144A	946,998

515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 7.45% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	515,517

50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.30%, due 06/15/32(c)	49,603

50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.93%, due 03/15/33(c)	49,332

230,359	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	204,804

1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,519,183

1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,278,190

347,800	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	332,379

1,000,000	Symphony CLO XXV Ltd., Series 2021-25A, Class D, 8.15% (3 mo. USD Term SOFR + 3.86%), due 04/19/34(b) 144A	1,001,742

790,000	Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, 7.24% (3 mo. USD Term SOFR + 2.95%), due 01/20/35(b) 144A	790,690

1,190,000	Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 8.59% (3 mo. USD Term SOFR + 4.30%), due 04/18/37(b) 144A	1,207,492

500,000	Venture 43 CLO Ltd., Series 2021-43A, Class D, 8.03% (3 mo. USD Term SOFR + 3.73%), due 04/15/34(b) 144A	495,935

660,000	Voya CLO Ltd., Series 2017-2A, Class A2AR, 6.21% (3 mo. USD Term SOFR + 1.91%), due 06/07/30(b) 144A	661,578

690,000	Warwick Capital CLO 3 Ltd., Series 2024-3A, Class D, 8.79% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	698,367

See accompanying Notes to the Financial Statements.	105

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

250,000	Wind River CLO Ltd., Series 2021-4A, Class B, 6.20% (3 mo. USD Term SOFR + 1.91%), due 01/20/35(b) 144A	250,241

		65,175,259

	Bank Loans — 0.1%

1,268,285	Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(b)(d)(e)	1,215,905

83,745	MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 8.04% (3 mo. USD Term SOFR + 3.75%), due 12/31/30(b)	83,117

694,193	MPH Acquisition Holdings LLC, 2025 Second Out Term Loan, 9.15% (3 mo. USD Term SOFR + 4.60%), due 12/31/30(b)	572,997

542,098	Sonrava Health Holdings LLC, 2024 PIK 2nd Out Term Loan Tranche A, 5.56% (3 mo. USD Term SOFR + 1.00%, 5.50% PIK), due 08/18/28(b)	210,063

		2,082,082

	Convertible Debt — 0.5%

220,000	Axon Enterprise, Inc., 0.50%, due 12/15/27	516,395

170,000	Booking Holdings, Inc., 0.75%, due 05/01/25	418,498

400,000	Coinbase Global, Inc., 0.25%, due 04/01/30	371,800

990,000	DraftKings Holdings, Inc., 4.68%, due 03/15/28(f)	866,745

430,000	Duke Energy Corp., 4.13%, due 04/15/26	466,571

581,015	EchoStar Corp., 3.88%, due 11/30/30	649,974

420,000	Evergy, Inc., 4.50%, due 12/15/27	494,637

195,000	Freshpet, Inc., 3.00%, due 04/01/28	276,120

76,000	Gannett Co., Inc., 6.00%, due 12/01/27 144A	74,352

435,000	Guidewire Software, Inc., 1.25%, due 11/01/29 144A	454,140

465,000	Insulet Corp., 0.38%, due 09/01/26	590,590

185,000	InterDigital, Inc., 3.50%, due 06/01/27	497,280

445,000	Itron, Inc., 1.38%, due 07/15/30 144A	465,859

370,000	Sea Ltd., 2.38%, due 12/01/25	545,565

330,000	Seagate HDD Cayman, 3.50%, due 06/01/28	397,939

375,000	Spotify USA, Inc., due 03/15/26(f)	448,013

2,230,000	Stem, Inc., 0.50%, due 12/01/28 144A	602,094

300,000	Welltower OP LLC, 2.75%, due 05/15/28 144A	489,750

		8,626,322

	Corporate Debt — 38.0%

4,530,000	1261229 BC Ltd., 10.00%, due 04/15/32(g) 144A	4,507,135

1,880,000	200 Park Funding Trust, 5.74%, due 02/15/55 144A	1,867,057

2,800,000	ABN AMRO Bank NV, 5.52% (1 yr. CMT + 1.25%), due 12/03/35(b) 144A	2,809,801

1,200,000	ABN AMRO Bank NV, 6.34% (1 yr. CMT + 1.65%), due 09/18/27(b) 144A	1,227,443

625,000	Abu Dhabi Commercial Bank PJSC, 8.00% (5 yr. CMT + 3.52%)(b)(h)(i)	668,463

760,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47(h)	682,309

1,205,000	Adani Ports & Special Economic Zone Ltd., 4.38%, due 07/03/29(h)	1,084,112

700,000	Adani Ports & Special Economic Zone Ltd., 5.00%, due 08/02/41 144A	548,061

1,128,837	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, 4.63%, due 10/15/39(h)	892,097

830,000	Adient Global Holdings Ltd., 7.50%, due 02/15/33 144A	777,908

355,000	Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	350,052

106	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

10,000		Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	9,818

1,450,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,457,594

730,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	647,066

1,145,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, due 12/15/31	1,154,054

630,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% (5 yr. CMT + 2.72%), due 03/10/55(b)	645,064

300,000		AES Andes SA, 6.25%, due 03/14/32 144A	302,223

2,245,000		AES Corp., 6.95% (5 yr. CMT + 2.89%), due 07/15/55(b)	2,144,947

1,095,133		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	978,424

610,000		Air Canada, 3.88%, due 08/15/26 144A	596,965

1,495,000		Akbank TAS, 6.80%, due 02/06/26 144A	1,504,045

880,000		Akumin, Inc., 9.00%, due 08/01/27 144A	769,969

3,190,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51	2,110,421

1,015,000		Alibaba Group Holding Ltd., 5.25%, due 05/26/35 144A	1,021,316

410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	141,963

1,895,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	1,897,690

2,890,000		Altice Financing SA, 5.75%, due 08/15/29 144A	2,118,092

1,820,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	534,410

860,000		Altice France SA, 5.13%, due 07/15/29 144A	674,888

300,000		Altice France SA, 5.50%, due 10/15/29 144A	238,140

359,000		Ambipar Lux SARL, 9.88%, due 02/06/31 144A	355,472

550,000		Ambipar Lux SARL, 10.88%, due 02/05/33(j) 144A	564,163

470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29 144A	351,485

340,000		AMC Networks, Inc., 10.25%, due 01/15/29 144A	352,684

385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	379,134

2,970,000		American Airlines, Inc., 8.50%, due 05/15/29 144A	3,016,989

1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,030,833

2,695,000		AmWINS Group, Inc., 6.38%, due 02/15/29 144A	2,717,223

445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	395,836

365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	352,615

295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	219,195

4,740,000		Anglo American Capital PLC, 5.75%, due 04/05/34 144A	4,810,038

730,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	674,740

380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	372,966

1,125,000		Antares Holdings LP, 6.35%, due 10/23/29 144A	1,126,482

200,000		APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, due 11/01/29 144A	197,307

1,340,000		Arcos Dorados BV, 6.38%, due 01/29/32 144A	1,370,820

725,000		Arcosa, Inc., 6.88%, due 08/15/32 144A	735,621

310,875		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	20,207

900,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29 144A	767,592

760,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	750,049

740,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27 144A	342,549

200,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(j) 144A	92,581

2,200,000	EUR	Ardonagh Finco Ltd., 6.88%, due 02/15/31 144A	2,429,911

1,320,000		Ardonagh Finco Ltd., 7.75%, due 02/15/31 144A	1,345,700

2,300,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	2,344,019

See accompanying Notes to the Financial Statements.	107

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

340,000		Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	345,100

37,500,000	MXN	Asian Infrastructure Investment Bank, 9.89%, due 02/08/38(f)(h)	562,548

557,000		AT&T, Inc., 3.50%, due 09/15/53	380,106

450,000		AT&T, Inc., 3.65%, due 09/15/59	303,740

275,000		AT&T, Inc., 3.80%, due 12/01/57	193,208

60,000		AutoNation, Inc., 4.75%, due 06/01/30	58,928

605,000		Avient Corp., 6.25%, due 11/01/31 144A	599,821

1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,444,452

780,000		Avnet, Inc., 5.50%, due 06/01/32	775,017

460,000		Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	457,545

660,000		Axon Enterprise, Inc., 6.13%, due 03/15/30 144A	667,738

330,000		Axon Enterprise, Inc., 6.25%, due 03/15/33 144A	334,220

665,000		Azule Energy Finance PLC, 8.13%, due 01/23/30 144A	666,879

682,884		Azure Power Energy Ltd., 3.58%, due 08/19/26(h)	644,909

400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	364,753

2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	2,170,758

365,000		Bain Capital Specialty Finance, Inc., 5.95%, due 03/15/30	358,884

3,400,000		Banco Bilbao Vizcaya Argentaria SA, 7.75% (5 yr. CMT + 3.25%)(b)(i)	3,336,594

2,600,000		Banco Bilbao Vizcaya Argentaria SA, 7.88% (1 yr. CMT + 3.30%), due 11/15/34(b)	2,926,903

975,000		Banco BTG Pactual SA, 6.25%, due 04/08/29(j) 144A	993,717

1,975,000		Banco de Credito e Inversiones SA, 7.50% (5 yr. CMT + 3.77%)(b)(i) 144A	1,973,880

510,000		Banco de Credito e Inversiones SA, 8.75% (5 yr. CMT + 4.94%)(b)(i) 144A	542,323

640,000		Banco do Brasil SA, 6.00%, due 03/18/31(j) 144A	648,596

1,490,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(i) 144A	1,464,149

1,340,000		Banco Mercantil del Norte SA, 8.38% (5 yr. CMT + 4.07%)(b)(i) 144A	1,329,999

1,335,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/29 144A	1,352,462

800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	792,169

1,200,000		Banco Santander SA, 6.53% (1 yr. CMT + 1.65%), due 11/07/27(b)	1,235,961

1,400,000		Banco Santander SA, 6.92%, due 08/08/33	1,485,805

2,000,000		Banco Santander SA, 8.00% (5 yr. CMT + 3.91%)(b)(i)	2,082,270

3,855,000		Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	3,917,375

800,000		Bank of Nova Scotia, 8.00% (5 yr. CMT + 4.02%), due 01/27/84(b)	828,266

1,515,000		Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(i)	1,515,724

1,980,000		Barclays PLC, 7.63% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.69%)(b)(i)	1,941,283

575,000		Bausch & Lomb Corp., 8.38%, due 10/01/28 144A	597,281

530,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	504,208

130,000		Bausch Health Cos., Inc., 5.75%, due 08/15/27 144A	129,854

650,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27 144A	659,506

170,000		Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	113,767

2,520,000		Baytex Energy Corp., 8.50%, due 04/30/30 144A	2,561,890

1,055,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.13% (5 yr. CMT + 2.65%), due 01/18/33(b)(h)	1,003,606

1,670,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 7.63% (5 yr. CMT + 3.38%), due 02/11/35(b) 144A	1,690,374

905,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13% (5 yr. CMT + 4.21%), due 01/08/39(b) 144A	922,872

1,050,000		Belron U.K. Finance PLC, 5.75%, due 10/15/29 144A	1,043,647

4,455,000		Biocon Biologics Global PLC, 6.67%, due 10/09/29 144A	4,188,862

108	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

840,000	BlackRock TCP Capital Corp., 2.85%, due 02/09/26	816,057

655,000	Blue Owl Capital Corp., 8.45%, due 11/15/26	686,862

820,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	848,889

340,000	BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(i) 144A	351,052

860,000	BNP Paribas SA, 8.00% (5 yr. CMT + 3.73%)(b)(i) 144A	895,667

670,000	Bombardier, Inc., 7.00%, due 06/01/32 144A	667,939

730,000	Bombardier, Inc., 7.25%, due 07/01/31 144A	733,396

414,000	Bombardier, Inc., 7.88%, due 04/15/27 144A	415,827

1,745,000	Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	1,817,742

495,000	BorgWarner, Inc., 4.95%, due 08/15/29	495,924

3,190,000	BP Capital Markets America, Inc., 5.23%, due 11/17/34	3,207,642

1,010,000	Braskem Netherlands Finance BV, 8.00%, due 10/15/34 144A	967,782

1,160,000	BRF SA, 5.75%, due 09/21/50(h)	939,685

805,000	British Telecommunications PLC, 9.63%, due 12/15/30	983,162

2,165,000	Broadcom, Inc., 4.15%, due 04/15/32 144A	2,054,349

900,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	805,821

1,750,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	1,738,729

800,000	Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	795,647

630,000	Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	664,541

1,240,000	Cadence Design Systems, Inc., 4.70%, due 09/10/34	1,211,245

730,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	728,169

930,000	Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	943,321

398,000	Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	401,051

1,470,000	CaixaBank SA, 6.04% (SOFR + 2.26%), due 06/15/35(b) 144A	1,519,779

2,335,000	Capital One Financial Corp., 6.18% (SOFR + 2.04%), due 01/30/36(b)	2,330,466

460,000	Capstone Copper Corp., 6.75%, due 03/31/33 144A	458,595

1,000,000	Carnival Corp., 6.00%, due 05/01/29 144A	993,621

630,000	Carnival Corp., 6.13%, due 02/15/33 144A	621,299

1,640,000	Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	1,468,359

4,095,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	3,632,236

245,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	227,453

770,000	Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	659,973

1,185,000	Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(i) 144A	1,161,148

100,000	Charles Schwab Corp., 2.90%, due 03/03/32	87,917

420,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	438,887

180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, due 04/01/33	162,806

560,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	444,793

330,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	297,719

2,070,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,070,000

790,000	Chord Energy Corp., 6.75%, due 03/15/33 144A	786,577

990,000	CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	783,755

1,150,000	CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	950,164

670,000	CHS/Community Health Systems, Inc., 5.63%, due 03/15/27 144A	640,333

840,000	CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	504,487

790,000	CHS/Community Health Systems, Inc., 6.88%, due 04/15/29 144A	513,096

1,070,000	CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	1,055,470

See accompanying Notes to the Financial Statements.	109

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

935,000	EUR	Cirsa Finance International SARL, 6.50%, due 03/15/29 144A	1,050,848

1,195,000	EUR	Cirsa Finance International SARL, 7.88%, due 07/31/28 144A	1,351,730

720,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(i)	710,612

310,000		Citrix Systems, Inc., 4.50%, due 12/01/27	286,222

649,609		Claritev Corp., 6.75% (6.50% Cash or 0.75% PIK), due 03/31/31 144A	390,184

600,000		Clean Harbors, Inc., 5.13%, due 07/15/29 144A	585,735

2,030,000		Clear Channel Outdoor Holdings, Inc., 5.13%, due 08/15/27 144A	1,963,911

1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	1,011,303

235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	228,008

635,000		Cleveland-Cliffs, Inc., 7.38%, due 05/01/33 144A	609,975

1,610,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,638,747

945,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29 144A	899,166

500,000		Coherent Corp., 5.00%, due 12/15/29 144A	477,415

785,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	707,353

3,140,000		Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	3,191,763

1,660,000		Comision Federal de Electricidad, 6.45%, due 01/24/35 144A	1,598,178

530,000		Commercial Metals Co., 3.88%, due 02/15/31	475,390

1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b)(h)(i)	1,743,444

560,000		CommScope LLC, 9.50%, due 12/15/31 144A	577,315

1,130,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	1,016,166

640,000		Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, due 09/15/29 144A	584,307

460,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	463,748

1,600,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b)(h)(i)	1,736,556

2,710,000		CoreCivic, Inc., 4.75%, due 10/15/27	2,631,908

400,000		CoreCivic, Inc., 8.25%, due 04/15/29	423,928

355,000		Cosan Luxembourg SA, 7.25%, due 06/27/31 144A	373,979

450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(h)(k)	44,325

3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(h)	940,643

2,590,000		Credit Agricole SA, 5.86% (SOFR + 1.74%), due 01/09/36(b) 144A	2,650,989

4,770,000		Credit Agricole SA, 6.70% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.60%)(b)(i)(j) 144A	4,604,241

1,000,000	GBP	Credit Agricole SA, 7.50% (5 yr. GBP SONIA Linked ICE Swap + 4.81%)(b)(h)(i)	1,305,155

1,530,000		Credit Agricole SA, 8.13% (5 yr. USD Swap + 6.19%)(b)(i) 144A	1,557,551

550,000		Crescent Energy Finance LLC, 7.63%, due 04/01/32 144A	544,504

590,000		Crescent Energy Finance LLC, 9.25%, due 02/15/28 144A	613,000

880,000		Crown Castle, Inc., 5.80%, due 03/01/34	897,425

200,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	145,085

850,000		CSC Holdings LLC, 5.38%, due 02/01/28 144A	726,006

2,590,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	2,400,250

2,630,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	2,552,330

1,095,000		CT Trust, 5.13%, due 02/03/32(h)	1,002,051

890,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31 144A	945,775

770,000		Deere & Co., 5.70%, due 01/19/55	802,632

143,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	179,868

660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	593,732

325,000		Deutsche Bank AG, 6.72% (SOFR + 3.18%), due 01/18/29(b)	340,282

975,000		Deutsche Bank AG, 7.08% (SOFR + 3.65%), due 02/10/34(b)	1,027,568

360,000		Devon Energy Corp., 5.00%, due 06/15/45	305,666

1,450,000		Devon Energy Corp., 5.60%, due 07/15/41	1,354,303

110	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

2,840,000		Directv Financing LLC, 8.88%, due 02/01/30 144A	2,714,288

450,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27 144A	436,491

660,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, due 02/15/31 144A	634,293

3,340,000		Discover Financial Services, 7.96% (SOFR + 3.37%), due 11/02/34(b)	3,819,311

1,170,000		DISH DBS Corp., 5.13%, due 06/01/29	764,866

270,000		DISH DBS Corp., 5.25%, due 12/01/26 144A	248,352

510,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	431,064

800,000		DISH Network Corp., 11.75%, due 11/15/27 144A	842,961

1,710,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	1,770,988

940,000		DP World Ltd., 5.63%, due 09/25/48 144A	901,307

1,540,000		Duke Energy Corp., 5.80%, due 06/15/54	1,508,379

760,235		EchoStar Corp., 6.75%, due 11/30/30	690,764

1,711,750		EchoStar Corp., 10.75%, due 11/30/29	1,800,167

1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,217,664

1,550,000		Ecopetrol SA, 8.38%, due 01/19/36	1,511,214

1,150,000		Edison International, 5.38% (5 yr. CMT + 4.70%)(b)(i)	1,103,489

75,000		Edison International, 6.25%, due 03/15/30(j)	75,997

835,000		El Puerto de Liverpool SAB de CV, 6.26%, due 01/22/32 144A	848,489

2,640,000		Electricite de France SA, 5.75%, due 01/13/35 144A	2,677,890

1,015,000		Embraer Netherlands Finance BV, 5.98%, due 02/11/35	1,033,498

570,000		Empire Communities Corp., 9.75%, due 05/01/29 144A	577,205

1,530,000	EUR	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/30 144A	1,703,528

2,250,000		Enbridge, Inc., 6.20%, due 11/15/30	2,381,989

615,000		Endeavour Mining PLC, 5.00%, due 10/14/26(h)	608,754

730,000		Endo Finance Holdings, Inc., 8.50%, due 04/15/31 144A	761,956

980,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(h) 144A	901,999

1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	1,073,392

180,000		Energy Transfer LP, 5.35%, due 05/15/45	161,778

1,560,000		Energy Transfer LP, 6.25%, due 04/15/49	1,548,976

775,000		Engie SA, 5.63%, due 04/10/34 144A	788,441

890,000		Entergy Arkansas LLC, 5.75%, due 06/01/54	887,277

500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	490,330

1,665,000		Enterprise Products Operating LLC, 5.55%, due 02/16/55	1,618,357

265,000		EPR Properties, 3.75%, due 08/15/29	248,584

140,000		EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	143,021

630,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	681,141

70,000		EQT Corp., 7.00%, due 02/01/30	75,516

390,000		EquipmentShare.com, Inc., 8.00%, due 03/15/33 144A	393,093

930,000		EquipmentShare.com, Inc., 8.63%, due 05/15/32 144A	959,779

1,240,000	EUR	Eroski S Coop, 10.63%, due 04/30/29 144A	1,450,446

690,000		Esab Corp., 6.25%, due 04/15/29 144A	700,932

6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	260,444

27,624,000	MXN	European Investment Bank, 6.50%, due 07/07/27(h)	1,301,423

3,230,000		Expand Energy Corp., 4.75%, due 02/01/32	3,058,010

2,005,000		Expedia Group, Inc., 5.40%, due 02/15/35	1,998,276

1,930,000		Falabella SA, 3.38%, due 01/15/32(h)	1,655,717

1,360,000		First Quantum Minerals Ltd., 8.00%, due 03/01/33 144A	1,379,728

1,980,000		First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	2,029,431

See accompanying Notes to the Financial Statements.	111

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

2,360,000		First Quantum Minerals Ltd., 9.38%, due 03/01/29 144A	2,484,835

980,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	951,012

380,000		FirstEnergy Corp., 2.65%, due 03/01/30	342,364

1,409,418		Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, due 01/15/28(l) 144A	1,436,973

1,680,000		Foot Locker, Inc., 4.00%, due 10/01/29 144A	1,393,035

20,000		Ford Motor Co., 3.25%, due 02/12/32	16,491

3,240,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	2,788,717

1,395,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	1,410,471

220,000		Fox Corp., 6.50%, due 10/13/33	235,729

2,190,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	2,150,201

585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	568,438

300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	313,190

455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	444,879

2,810,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	2,637,226

2,010,000		Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	2,021,685

2,540,000		Full House Resorts, Inc., 8.25%, due 02/15/28 144A	2,512,498

160,685		Galaxy Pipeline Assets Bidco Ltd., 1.75%, due 09/30/27(h)	155,012

755,000		Gates Corp., 6.88%, due 07/01/29 144A	769,023

1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(h)	1,461,541

960,000		Gen Digital, Inc., 6.25%, due 04/01/33 144A	958,034

880,000		Gen Digital, Inc., 7.13%, due 09/30/30 144A	899,169

1,170,000		General Electric Co., 5.88%, due 01/14/38	1,236,741

360,000		General Motors Co., 6.60%, due 04/01/36	371,876

1,820,000		Genuine Parts Co., 4.95%, due 08/15/29	1,826,655

1,150,000		GEO Group, Inc., 10.25%, due 04/15/31	1,250,995

430,000		GFL Environmental, Inc., 4.75%, due 06/15/29 144A	414,161

1,190,000		GFL Environmental, Inc., 6.75%, due 01/15/31 144A	1,228,154

3,060,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	3,211,311

250,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, due 01/15/29 144A	225,801

1,880,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	1,585,507

410,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	401,107

2,475,000		Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	2,496,056

3,315,000		Goldman Sachs Group, Inc., 6.85% (5 yr. CMT + 2.46%)(b)(i)	3,364,715

3,060,000		Goldman Sachs Group, Inc., 7.50% (5 yr. CMT + 2.81%)(b)(i)	3,217,211

710,000		Gray Media, Inc., 7.00%, due 05/15/27 144A	696,741

964,425		Greenko Power II Ltd., 4.30%, due 12/13/28(h)	892,805

980,000		Grupo Televisa SAB, 5.00%, due 05/13/45	713,195

1,830,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,825,390

550,000		HCA, Inc., 7.50%, due 11/06/33	622,326

545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(h)	722,653

560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	523,894

810,000		Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, due 11/01/33 144A	830,898

410,000		Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	420,373

560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	584,379

1,075,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	1,086,106

200,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(i)	177,335

3,385,000		HSBC Holdings PLC, 6.95% (5 yr. CMT + 2.64%)(b)(i)	3,378,935

2,400,000		HSBC Holdings PLC, 7.40% (SOFR + 3.02%), due 11/13/34(b)	2,639,343

112	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

2,045,000		HTA Group Ltd., 7.50%, due 06/04/29 144A	2,078,385

1,680,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	1,672,881

655,000		Hyatt Hotels Corp., 5.75%, due 03/30/32	658,796

237,500		iHeartCommunications, Inc., 9.13%, due 05/01/29 144A	190,036

1,235,000		IHS Holding Ltd., 8.25%, due 11/29/31 144A	1,230,124

2,185,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	2,213,194

3,470,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	3,452,957

265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	282,508

260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(i)	258,172

345,000		ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	362,043

835,000		ING Groep NV, 6.50% (5 yr. USD Swap + 4.45%)(b)(i)(j)	835,018

370,000		Intel Corp., 5.70%, due 02/10/53	340,354

494,000,000	INR	Inter-American Development Bank, 7.35%, due 10/06/30	5,922,972

51,000,000	MXN	International Finance Corp., 7.75%, due 01/18/30	2,427,444

1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	1,166,896

350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	351,038

710,000		Intesa Sanpaolo SpA, 7.20%, due 11/28/33 144A	787,900

1,065,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	1,183,932

3,040,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	3,521,621

2,294,000		Itau Unibanco Holding SA, 7.56% (5 yr. CMT + 3.22%)(b)(i) 144A	2,313,905

1,165,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30 144A	1,174,238

1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	1,040,379

530,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29 144A	500,982

880,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	866,521

1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,778,466

225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	213,952

1,380,000		JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	1,419,921

651,000		JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	661,764

665,000		JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 04/20/35 144A	684,152

4,060,000		Jefferies Financial Group, Inc., 6.20%, due 04/14/34	4,140,758

1,665,000		JPMorgan Chase & Co., 6.50% (5 yr. CMT + 2.15%)(b)(i)	1,708,195

590,000		KazMunayGas National Co. JSC, 5.75%, due 04/19/47(h)	516,109

175,000		Kimmeridge Texas Gas LLC, 8.50%, due 02/15/30 144A	175,035

2,035,000		Kinder Morgan, Inc., 5.95%, due 08/01/54	1,991,039

880,000		Klabin Austria GmbH, 3.20%, due 01/12/31 144A	767,438

1,187,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	1,170,413

1,590,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31 144A	1,633,073

680,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	667,277

2,495,000		Latam Airlines Group SA, 7.88%, due 04/15/30 144A	2,476,599

425,000		Lazard Group LLC, 4.38%, due 03/11/29	418,650

985,000		LD Celulose International GmbH, 7.95%, due 01/26/32 144A	1,016,224

460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(h) 144A	454,627

800,000		Leviathan Bond Ltd., 6.75%, due 06/30/30(h) 144A	779,510

1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	992,739

2,500,000		LifePoint Health, Inc., 9.88%, due 08/15/30 144A	2,640,880

1,225,000		Light & Wonder International, Inc., 7.00%, due 05/15/28 144A	1,225,269

2,380,000		Lightning Power LLC, 7.25%, due 08/15/32 144A	2,452,376

See accompanying Notes to the Financial Statements.	113

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(i)	572,151

920,000	GBP	Lloyds Banking Group PLC, 8.50% (5 yr. U.K. Government Bond + 5.14%)(b)(i)	1,224,490

1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,333,141

1,015,000	EUR	Lottomatica Group SpA, 6.49% (3 mo. EURIBOR + 4.00%), due 12/15/30(b) 144A	1,102,229

780,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	747,423

1,585,000		MARB BondCo PLC, 3.95%, due 01/29/31(h)	1,367,641

490,000		Marks & Spencer PLC, 7.13%, due 12/01/37 144A	527,692

2,025,000		Marriott International, Inc., 5.50%, due 04/15/37	2,003,723

1,683,565		Mcclatchy Media Co. LLC, 11.00% (11.00% Cash or 12.5% PIK), due 12/01/31 144A	1,750,908

1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33	1,251,077

1,845,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	1,857,040

2,485,000		Mclaren Finance PLC, 7.50%, due 08/01/26 144A	2,472,575

160,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	149,667

1,780,000		Medline Borrower LP, 5.25%, due 10/01/29 144A	1,709,269

460,000		Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 04/01/29 144A	466,430

790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	789,519

1,720,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,792,240

1,120,000		Meituan, 3.05%, due 10/28/30(j) 144A	1,018,892

680,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25 144A	677,537

320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	294,893

670,000		Melco Resorts Finance Ltd., 7.63%, due 04/17/32 144A	667,802

600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	532,073

1,940,000		Met Tower Global Funding, 4.85%, due 01/16/27 144A	1,956,913

1,515,000		Meta Platforms, Inc., 4.45%, due 08/15/52	1,290,795

1,050,000		Methanex U.S. Operations, Inc., 6.25%, due 03/15/32 144A	1,023,725

1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(h)	1,683,925

935,000		MGM China Holdings Ltd., 7.13%, due 06/26/31 144A	954,830

550,000		Michaels Cos., Inc., 5.25%, due 05/01/28 144A	380,324

560,000		Micron Technology, Inc., 3.37%, due 11/01/41	414,018

1,440,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,545,400

700,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	635,802

235,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	226,754

1,980,000		Millennium Escrow Corp., 6.63%, due 08/01/26 144A	1,405,910

747,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	662,422

1,570,500		Millicom International Cellular SA, 6.25%, due 03/25/29(h)	1,564,876

504,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	502,195

1,375,000		Minera Mexico SA de CV, 5.63%, due 02/12/32 144A	1,365,127

890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	802,195

580,000		Moody’s Corp., 5.00%, due 08/05/34	576,823

1,310,000		Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	1,327,999

3,315,000		Morgan Stanley, 5.59% (SOFR + 1.42%), due 01/18/36(b)	3,386,772

75,238		MPH Acquisition Holdings LLC, 5.75%, due 12/31/30 144A	54,636

115,152		MPH Acquisition Holdings LLC, 11.50%, due 12/31/30 144A	100,125

2,180,000		MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27	1,972,253

1,100,000		MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 02/15/32 144A	1,121,399

685,000		Muthoot Finance Ltd., 6.38%, due 04/23/29(h)	674,332

1,675,000		Nationstar Mortgage Holdings, Inc., 6.50%, due 08/01/29 144A	1,699,452

1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. U.K. Government Bond + 3.99%)(b)(i)	1,321,793

1,685,000		NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(i)	1,773,257

114	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

995,000		Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/31 144A	993,234

200,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	200,593

690,000		NCL Corp. Ltd., 6.75%, due 02/01/32 144A	682,063

1,750,000		NCL Corp. Ltd., 7.75%, due 02/15/29 144A	1,824,972

430,000		NCL Corp. Ltd., 8.13%, due 01/15/29 144A	452,598

376,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	358,542

640,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	555,815

515,000		NetApp, Inc., 5.70%, due 03/17/35	514,432

1,835,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,809,231

3,335,000		NextEra Energy Capital Holdings, Inc., 5.45%, due 03/15/35	3,366,206

520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	520,027

1,980,000		Nordea Bank Abp, 6.30% (5 yr. CMT + 2.66%)(b)(i) 144A	1,913,599

700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	702,444

400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(k)	8

1,100,000		NRG Energy, Inc., 6.25%, due 11/01/34 144A	1,083,819

395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	394,957

1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,049,013

1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49	1,268,908

650,000		Occidental Petroleum Corp., 5.20%, due 08/01/29	650,076

1,650,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	1,699,726

1,540,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	1,636,365

1,380,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	1,575,721

1,110,000		OCP SA, 3.75%, due 06/23/31(h)	986,601

1,200,000		OCP SA, 5.13%, due 06/23/51 144A	924,092

1,500,000		OCP SA, 6.75%, due 05/02/34 144A	1,543,546

790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	891,391

2,790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(h)	3,148,075

395,000		Oncor Electric Delivery Co. LLC, 5.35%, due 04/01/35 144A	399,569

1,019,000	EUR	Opal Bidco SAS, 5.50%, due 03/31/32(g)	1,100,724

1,660,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	1,552,572

2,155,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,880,614

1,310,000		Pacific Gas & Electric Co., 5.70%, due 03/01/35	1,311,000

1,970,000		Pampa Energia SA, 7.88%, due 12/16/34 144A	1,997,383

990,000		Pampa Energia SA, 7.95%, due 09/10/31 144A	1,005,513

1,000,000		Pan American Energy LLC, 8.50%, due 04/30/32 144A	1,074,945

835,000		Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	851,350

1,640,000		Paramount Global, 7.88%, due 07/30/30	1,802,274

2,375,000		Parkland Corp., 6.63%, due 08/15/32 144A	2,375,659

2,460,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	2,448,220

440,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	434,574

850,000		Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	847,305

1,620,000		Permian Resources Operating LLC, 7.00%, due 01/15/32 144A	1,657,992

200,000		Permian Resources Operating LLC, 8.00%, due 04/15/27 144A	203,922

1,070,000		Petrobras Global Finance BV, 6.00%, due 01/13/35(j)	1,016,183

1,360,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	1,211,168

1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,068,524

1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,452,004

2,020,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	1,856,611

980,000		Plains All American Pipeline LP, 8.69% (3 mo. USD Term SOFR + 4.37%)(b)(i)	980,307

See accompanying Notes to the Financial Statements.	115

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

1,290,000	EUR	PLT VII Finance SARL, 6.00%, due 06/15/31 144A	1,432,998

1,398,000	EUR	PLT VII Finance SARL, 6.00% (3 mo. EURIBOR + 3.50%), due 06/15/31(b) 144A	1,512,008

3,490,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	3,332,952

580,000		PNC Financial Services Group, Inc., 5.07% (SOFR + 1.93%), due 01/24/34(b)	574,378

540,000		Power Finance Corp. Ltd., 3.95%, due 04/23/30 144A	513,268

365,000		PPL Capital Funding, Inc., 5.25%, due 09/01/34	363,381

1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,818,921

9,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	9,014

290,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	289,476

1,550,000		Prosus NV, 3.06%, due 07/13/31 144A	1,337,516

1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	704,576

1,070,000		Prosus NV, 4.19%, due 01/19/32 144A	975,775

1,770,000		Prosus NV, 4.19%, due 01/19/32(h)	1,614,133

3,405,000		Prudential Financial, Inc., 5.20%, due 03/14/35	3,410,934

1,000,000		Puma International Financing SA, 7.75%, due 04/25/29 144A	1,010,817

590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27 144A	572,340

1,560,000		Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	1,571,177

156,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	64,319

1,490,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,461,462

685,000		Raizen Fuels Finance SA, 5.70%, due 01/17/35 144A	651,367

3,390,000		Raizen Fuels Finance SA, 6.70%, due 02/25/37 144A	3,395,678

1,240,000		Range Resources Corp., 4.75%, due 02/15/30 144A	1,180,611

1,790,000		Range Resources Corp., 8.25%, due 01/15/29	1,842,644

725,000		RingCentral, Inc., 8.50%, due 08/15/30 144A	762,762

1,045,000		Rio Tinto Finance USA PLC, 5.25%, due 03/14/35	1,053,423

1,810,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, due 03/01/29 144A	1,670,621

540,000		Rockies Express Pipeline LLC, 6.75%, due 03/15/33 144A	549,718

340,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	343,490

315,000		Rollins, Inc., 5.25%, due 02/24/35 144A	313,600

1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(h)	2,098,962

890,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	877,039

340,000		Royal Caribbean Cruises Ltd., 5.50%, due 08/31/26 144A	340,229

1,110,000		Royal Caribbean Cruises Ltd., 6.00%, due 02/01/33 144A	1,110,168

430,000		Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	434,192

1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,299,706

1,340,000		RR Donnelley & Sons Co., 9.50%, due 08/01/29 144A	1,328,631

1,170,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32 144A	1,031,040

2,185,000		S&S Holdings LLC, 8.38%, due 10/01/31 144A	2,066,825

2,733,000		Sabre GLBL, Inc., 10.75%, due 11/15/29 144A	2,763,136

3,605,000		Saks Global Enterprises LLC, 11.00%, due 12/15/29 144A	2,925,418

230,000		Sands China Ltd., 2.30%, due 03/08/27	218,036

500,000		Sands China Ltd., 2.85%, due 03/08/29	452,543

200,000		Sands China Ltd., 5.13%, due 08/08/25	199,953

640,000		Sands China Ltd., 5.40%, due 08/08/28	641,223

420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	353,466

1,951,000		Saturn Oil & Gas, Inc., 9.63%, due 06/15/29 144A	1,888,628

2,435,000		Saudi Arabian Oil Co., 5.75%, due 07/17/54 144A	2,302,216

310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	333,656

2,860,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, due 07/15/28(h)	3,248,608

116	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

545,000		Sempra, 3.70%, due 04/01/29	523,328

1,355,000		SEPLAT Energy PLC, 9.13%, due 03/21/30 144A	1,352,439

490,000		Service Properties Trust, 5.50%, due 12/15/27	473,061

1,475,000		Shelf Drilling Holdings Ltd., 9.63%, due 04/15/29 144A	1,276,396

1,640,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	1,654,327

400,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	371,331

1,070,000		Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/29 144A	1,081,310

980,000		Snap, Inc., 6.88%, due 03/01/33 144A	980,813

935,000		Sociedad Quimica y Minera de Chile SA, 5.50%, due 09/10/34 144A	907,404

1,530,000		Sotera Health Holdings LLC, 7.38%, due 06/01/31 144A	1,557,358

590,000		Southwestern Public Service Co., 6.00%, due 06/01/54	597,613

1,782,162		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00% (11.00% Cash or 4.00% PIK), due 03/06/30 144A	1,588,352

2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%)(b)(i) 144A	1,922,513

765,000		Standard Chartered PLC, 4.75% (5 yr. CMT + 3.81%)(b)(h)(i)	677,434

2,150,000		Standard Chartered PLC, 5.91% (1 yr. CMT + 1.45%), due 05/14/35(b) 144A	2,204,495

880,000		Star Parent, Inc., 9.00%, due 10/01/30 144A	868,477

1,550,000		Starwood Property Trust, Inc., 4.38%, due 01/15/27 144A	1,507,746

620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	636,367

570,000		State Street Corp., 6.70% (5 yr. CMT + 2.61%)(b)(i)	585,827

1,075,000		Stellantis Finance U.S., Inc., 6.45%, due 03/18/35 144A	1,067,768

670,000		Stena International SA, 7.25%, due 01/15/31 144A	670,411

755,000		Stonepeak Nile Parent LLC, 7.25%, due 03/15/32 144A	770,232

926,000		Strathcona Resources Ltd., 6.88%, due 08/01/26 144A	924,734

421,000		Studio City Finance Ltd., 6.00%, due 07/15/25 144A	421,960

470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	456,851

593,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	252,698

1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32	1,065,345

930,000		Suzano Austria GmbH, 7.00%, due 03/16/47(h)	985,219

595,000		Synchrony Financial, 5.45% (SOFR + 1.68%), due 03/06/31(b)	590,969

445,000		Synopsys, Inc., 5.15%, due 04/01/35	447,513

330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	313,421

1,220,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	1,247,912

1,335,000		TC Ziraat Bankasi AS, 7.25%, due 02/04/30 144A	1,315,058

60,000		Teck Resources Ltd., 6.00%, due 08/15/40	60,138

745,000		Telecomunicaciones Digitales SA, 4.50%, due 01/30/30(h)	675,142

910,000		Tencent Holdings Ltd., 3.24%, due 06/03/50(h)	623,454

1,085,000		Tencent Holdings Ltd., 3.93%, due 01/19/38(h)	962,076

735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(h)	766,874

1,280,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	1,546,422

3,250,000		Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	2,352,246

510,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	502,697

280,000		Teva Pharmaceutical Finance Netherlands III BV, 8.13%, due 09/15/31	312,418

690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	717,512

300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	300,038

1,550,000		Titan International, Inc., 7.00%, due 04/30/28	1,535,054

1,900,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	1,865,666

800,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	797,866

See accompanying Notes to the Financial Statements.	117

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

440,000	TKC Holdings, Inc., 10.50%, due 05/15/29 144A	440,237

760,000	T-Mobile USA, Inc., 3.50%, due 04/15/31	703,519

1,515,000	T-Mobile USA, Inc., 4.70%, due 01/15/35	1,458,665

660,000	TopBuild Corp., 4.13%, due 02/15/32 144A	587,719

1,230,000	Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	1,275,393

1,100,000	TransAlta Corp., 6.50%, due 03/15/40	1,038,817

830,000	TransAlta Corp., 7.75%, due 11/15/29	862,571

3,375,000	TransDigm, Inc., 6.00%, due 01/15/33 144A	3,325,665

3,210,000	TransDigm, Inc., 6.63%, due 03/01/32 144A	3,254,922

915,000	Transnet SOC Ltd., 8.25%, due 02/06/28 144A	932,739

1,201,000	Transocean, Inc., 8.00%, due 02/01/27 144A	1,197,243

1,165,000	Transocean, Inc., 8.25%, due 05/15/29 144A	1,139,667

890,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	915,925

1,400,000	Turk Telekomunikasyon AS, 7.38%, due 05/20/29 144A	1,414,364

965,000	Turk Telekomunikasyon AS, 7.38%, due 05/20/29(h)	974,804

1,990,000	Turkcell Iletisim Hizmetleri AS, 7.65%, due 01/24/32 144A	2,014,746

655,000	Turkiye Garanti Bankasi AS, 8.13% (5 yr. CMT + 3.84%), due 01/03/35(b) 144A	652,606

725,000	Turkiye Garanti Bankasi AS, 8.38% (5 yr. CMT + 4.09%), due 02/28/34(b) 144A	729,441

1,685,000	Turkiye Vakiflar Bankasi TAO, 6.88%, due 01/07/30 144A	1,639,624

1,490,000	Tutor Perini Corp., 11.88%, due 04/30/29 144A	1,642,186

136,422	U.S. Airways Pass-Through Trust, 3.95%, due 05/15/27	135,533

770,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	794,829

171,500	U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	146,633

1,955,000	UBS Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,095,453

4,095,000	UBS Group AG, 7.00% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.08%)(b)(i) 144A	4,043,120

1,000,000	UBS Group AG, 7.13% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.18%)(b)(i) 144A	986,117

1,360,000	UBS Group AG, 7.75% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.16%)(b)(i) 144A	1,418,412

680,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(i) 144A	740,207

1,195,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(i) 144A	1,366,724

1,270,000	UKG, Inc., 6.88%, due 02/01/31 144A	1,289,271

770,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	756,885

235,000	UniCredit SpA, 7.30% (5 yr. USD ICE Swap + 4.91%), due 04/02/34(b) 144A	248,105

30,720	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	30,675

287,695	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	293,252

3,270,000	United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,326,338

249,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28 144A	264,699

1,340,000	Usiminas International SARL, 7.50%, due 01/27/32 144A	1,354,405

290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	232,181

810,000	Vale Overseas Ltd., 6.40%, due 06/28/54	800,166

935,000	Vedanta Resources Finance II PLC, 10.88%, due 09/17/29 144A	966,234

1,060,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	982,026

500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	430,730

350,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	318,258

1,500,000	Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,523,455

2,520,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(i) 144A	2,393,443

1,600,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	1,716,698

118	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

1,200,000	Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	1,275,252

490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	345,115

1,320,000	Vermilion Energy, Inc., 7.25%, due 02/15/33 144A	1,258,209

690,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	657,609

1,100,000	VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	1,131,088

650,000	Viasat, Inc., 5.63%, due 04/15/27 144A	624,423

2,750,000	Viking Cruises Ltd., 7.00%, due 02/15/29 144A	2,761,019

1,630,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,742,480

555,000	Virginia Electric & Power Co., 5.05%, due 08/15/34	549,279

330,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27 144A	324,441

810,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	826,274

420,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	409,977

758,670	Vortex Opco LLC, 8.00%, due 04/30/30 144A	182,081

910,000	WE Soda Investments Holding PLC, 9.50%, due 10/06/28(h)	938,406

3,010,000	Wells Fargo & Co., 5.43% (SOFR + 1.07%), due 04/22/28(b)	3,033,202

1,975,000	WESCO Distribution, Inc., 6.63%, due 03/15/32 144A	2,005,948

2,840,000	Western Midstream Operating LP, 5.30%, due 03/01/48	2,440,185

1,425,000	Western Midstream Operating LP, 5.45%, due 04/01/44	1,273,563

60,000	Williams Cos., Inc., 8.75%, due 03/15/32	72,194

265,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	262,305

150,000	Wrangler Holdco Corp., 6.63%, due 04/01/32 144A	152,873

800,000	WW International, Inc., 4.50%, due 04/15/29 144A	204,854

820,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	789,440

1,210,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	1,252,937

1,280,000	Xiaomi Best Time International Ltd., 4.10%, due 07/14/51(h)	1,009,179

730,000	XPO, Inc., 6.25%, due 06/01/28 144A	739,451

180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	178,712

1,355,000	Yapi ve Kredi Bankasi AS, 7.25%, due 03/03/30 144A	1,336,792

2,745,000	YPF Energia Electrica SA, 7.88%, due 10/16/32 144A	2,687,080

460,000	YPF SA, 6.95%, due 07/21/27 144A	457,177

1,995,000	YPF SA, 8.25%, due 01/17/34 144A	1,976,646

127,400	YPF SA, 9.00%, due 02/12/26(l) 144A	129,642

300,000	ZF North America Capital, Inc., 6.75%, due 04/23/30 144A	285,421

1,050,000	ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	975,407

2,014,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	1,940,664

3,925,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	3,565,044

		705,630,655

	Mortgage Backed Securities - Private Issuers — 5.4%

1,550,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class D, 6.16% (1 mo. USD Term SOFR + 1.84%), due 09/15/34(b) 144A	1,497,898

1,450,591	Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.14%, due 01/25/67(c) 144A	1,362,140

712,564	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, due 03/25/49(c) 144A	712,071

820,000	ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.76% (1 mo. USD Term SOFR + 1.44%), due 10/15/34(b) 144A	819,187

355,000	Bank, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	318,225

1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,232,652

1,270,000	Bank, Series 2022-BNK44, Class D, 4.00%, due 11/15/32(c) 144A	971,486

See accompanying Notes to the Financial Statements.	119

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

870,000	Bank, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	879,200

6,030,366	Bank, Series 2023-BNK46, Class XA, 0.62%, due 08/15/56(c)	222,153

1,020,000	Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,021,196

922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33(c) 144A	528,232

280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	260,163

345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	308,853

390,000	BBCMS Trust, Series 2018-CBM, Class D, 7.01% (1 mo. USD Term SOFR + 2.69%), due 07/15/37(b) 144A	344,263

250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	223,850

630,000	Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, due 07/15/56 144A	554,605

1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 11.25% (1 mo. USD Term SOFR + 6.93%), due 07/15/25(b) 144A	982,536

860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 9.75% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	859,239

1,080,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, 8.76% (1 mo. USD Term SOFR + 4.44%), due 08/15/41(b) 144A	1,081,517

655,912	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61(c) 144A	620,331

211,674	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(c) 144A	210,448

192,328	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(c) 144A	191,772

1,153,193	BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, due 02/25/64(l) 144A	1,160,950

590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 6.52% (1 mo. USD Term SOFR + 2.20%), due 04/15/34(b) 144A	582,072

1,005,623	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 5.16% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	997,961

762,996	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.28% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	761,187

222,657	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 5.09% (1 mo. USD Term SOFR + 0.77%), due 05/15/38(b) 144A	222,133

690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 7.28% (1 mo. USD Term SOFR + 2.96%), due 09/15/36(b) 144A	680,934

357,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 8.32% (1 mo. USD Term SOFR + 4.00%), due 10/15/38(b) 144A	348,388

1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 5.31% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,248,232

672,000	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 8.43% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	671,449

820,000	BX Commercial Mortgage Trust, Series 2024-BIO2, Class D, 7.71%, due 08/13/41(c) 144A	814,069

1,006,746	BX Commercial Mortgage Trust, Series 2024-KING, Class E, 8.01% (1 mo. USD Term SOFR + 3.69%), due 05/15/34(b) 144A	1,004,956

1,600,000	BX Trust, Series 2021-ARIA, Class E, 6.68% (1 mo. USD Term SOFR + 2.36%), due 10/15/36(b) 144A	1,589,613

1,657,780	BX Trust, Series 2021-SDMF, Class F, 6.37% (1 mo. USD Term SOFR + 2.05%), due 09/15/34(b) 144A	1,621,104

830,000	BX Trust, Series 2022-LBA6, Class D, 6.32% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	828,521

1,310,189	BX Trust, Series 2024-CNYN, Class D, 7.01% (1 mo. USD Term SOFR + 2.69%), due 04/15/41(b) 144A	1,310,025

120	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

418,677	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	398,649

77,629	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.25%, due 12/15/47(c) 144A	74,659

425,000	CFK Trust, Series 2020-MF2, Class F, 3.46%, due 03/15/39(c) 144A	230,956

1,210,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class B, 3.76%, due 04/10/48(c)	1,171,746

1,640,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.39%, due 09/15/48(c)	1,580,365

270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	261,676

1,440,000	COLT Mortgage Loan Trust, Series 2024-1, Class M1, 6.59%, due 02/25/69(c) 144A	1,447,962

290,249	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	272,586

1,780,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.36%, due 08/15/48(c)	1,576,811

300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	274,617

765,000	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 5.92% (1 mo. USD Term SOFR + 1.60%), due 05/15/35(b) 144A	752,886

930,000	Ellington Financial Mortgage Trust, Series 2020-1, Class B1, 5.09%, due 05/25/65(c) 144A	979,578

781,631	Ellington Financial Mortgage Trust, Series 2023-1, Class A3, 6.54%, due 02/25/68(l) 144A	784,273

769,105	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 5.95% (1 mo. USD Term SOFR + 1.63%), due 11/15/38(b) 144A	765,599

424,414	Extended Stay America Trust, Series 2021-ESH, Class F, 8.13% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	424,963

92,789	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	92,281

415,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	400,890

246,016	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	239,594

678,762	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c) 144A	662,198

560,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	526,112

370,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	352,749

614,613	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	589,218

590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	563,465

489,989	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	462,932

1,620,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2024-1, Class M, 5.00%, due 11/25/63(c) 144A	1,361,440

1,060,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA6, Class B1, 7.34% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	1,141,997

970,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA1, Class B2, 9.09% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	1,060,327

910,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA2, Class B1, 7.74% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	1,008,492

380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, 7.84% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	423,424

1,018,782	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class M2, 6.44% (SOFR 30-day average + 2.10%), due 10/25/33(b) 144A	1,051,754

See accompanying Notes to the Financial Statements.	121

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,270,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, 7.39% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	1,344,289

492,164	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class M2, 5.99% (SOFR 30-day average + 1.65%), due 01/25/34(b) 144A	493,227

980,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class B1, 7.74% (SOFR 30-day average + 3.40%), due 10/25/41(b) 144A	1,004,680

391,486	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class M2, 5.84% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	391,825

1,000,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 6.14% (SOFR 30-day average + 1.80%), due 11/25/41(b) 144A	1,005,118

1,100,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class B1, 9.09% (SOFR 30-day average + 4.75%), due 02/25/42(b) 144A	1,150,313

1,420,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 8.09% (SOFR 30-day average + 3.75%), due 02/25/42(b) 144A	1,469,347

1,090,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 7.24% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,121,668

1,390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6, Class M2, 10.09% (SOFR 30-day average + 5.75%), due 09/25/42(b) 144A	1,514,948

209,088	Federal Home Loan Mortgage Corp. STACR Securitized Participation Interests Trust, Series 2017-SPI1, Class B, 4.11%, due 09/25/47(c) 144A	154,762

440,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2017-C07, Class 1B1, 8.45% (SOFR 30-day average + 4.11%), due 05/25/30(b) 144A	474,840

610,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C01, Class 1B1, 8.00% (SOFR 30-day average + 3.66%), due 07/25/30(b) 144A	656,206

492,500	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C06, Class 1B1, 8.20% (SOFR 30-day average + 3.86%), due 03/25/31(b) 144A	531,324

713,450	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 8.55% (SOFR 30-day average + 4.21%), due 09/25/31(b) 144A	753,598

588,592	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 7.85% (SOFR 30-day average + 3.51%), due 10/25/39(b) 144A	603,966

260,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.70% (SOFR 30-day average + 3.36%), due 01/25/40(b) 144A	268,558

2,280,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 7.44% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	2,320,267

1,210,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.34% (SOFR 30-day average + 6.00%), due 10/25/41(b) 144A	1,261,419

1,260,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, 7.09% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	1,281,450

1,230,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1, 7.49% (SOFR 30-day average + 3.15%), due 12/25/41(b) 144A	1,259,264

1,000,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 7.44% (SOFR 30-day average + 3.10%), due 03/25/42(b) 144A	1,032,062

1,020,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1, 8.24% (SOFR 30-day average + 3.90%), due 07/25/43(b) 144A	1,077,134

1,590,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, 7.04% (SOFR 30-day average + 2.70%), due 01/25/44(b) 144A	1,622,929

1,600,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 6.84% (SOFR 30-day average + 2.50%), due 02/25/44(b) 144A	1,622,675

1,380,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 6.54% (SOFR 30-day average + 2.20%), due 05/25/44(b) 144A	1,391,335

900,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 8.37%, due 03/10/41(c) 144A	931,585

510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 9.07% (1 mo. USD Term SOFR + 4.75%), due 11/15/32(b) 144A	512,073

280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.48%, due 06/10/47(c) 144A	94,912

122	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

604,179	GS Mortgage Securities Trust, Series 2015-GC28, Class D, 4.56%, due 02/10/48(c) 144A	576,242

720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	672,901

125,224	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.33% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	117,735

1,350,000	HIH Trust, Series 2024-61P, Class F, 9.76% (1 mo. USD Term SOFR + 5.44%), due 10/15/41(b) 144A	1,349,842

100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.72%, due 01/15/49(c)	91,438

1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 7.46% (1 mo. USD Term SOFR + 3.14%), due 07/05/33(b) 144A	633,174

810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 8.85% (1 mo. USD Term SOFR + 4.53%), due 11/15/38(b) 144A	801,380

1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 7.25% (SOFR 30-day average + 2.90%), due 03/15/39(b) 144A	1,031,429

624,869	KIND Trust, Series 2021-KIND, Class D, 6.74% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	610,828

486,009	KIND Trust, Series 2021-KIND, Class E, 7.69% (1 mo. USD Term SOFR + 3.36%), due 08/15/38(b) 144A	474,407

455,000	Life Mortgage Trust, Series 2021-BMR, Class F, 6.78% (1 mo. USD Term SOFR + 2.46%), due 03/15/38(b) 144A	446,231

271,192	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.23% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	270,593

472,000	MHC Trust, Series 2021-MHC2, Class E, 6.38% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	469,375

320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, due 07/11/40(c) 144A	297,428

300,935	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	286,647

490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	498,075

540,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/56(c)	583,928

425,156	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.70% (SOFR 30-day average + 3.36%), due 10/25/49(b) 144A	432,704

428,417	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.20% (SOFR 30-day average + 3.86%), due 03/25/50(b) 144A	436,037

271,634	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.90% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	257,083

291,288	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 6.38%, due 06/25/57(c) 144A	284,277

362,226	OBX Trust, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62(l) 144A	364,179

1,560,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class D, 6.54%, due 07/15/39(c) 144A	1,606,290

650,000	OPG Trust, Series 2021-PORT, Class D, 5.57% (1 mo. USD Term SOFR + 1.25%), due 10/15/36(b) 144A	646,332

1,580,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, 6.27% (1 mo. USD Term SOFR + 1.95%), due 01/15/39(b) 144A	1,549,522

230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 7.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(e) 144A	55,476

900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 7.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(e) 144A	40,140

241,867	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 4.99% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	180,255

590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	463,830

196,915	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	190,936

1,550,000	Verus Securitization Trust, Series 2023-4, Class B1, 8.09%, due 05/25/68(c) 144A	1,560,140

See accompanying Notes to the Financial Statements.	123

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued

448,827		Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, due 12/25/68(l) 144A	455,142

1,160,000		Verus Securitization Trust, Series 2023-8, Class B1, 8.11%, due 12/25/68(c) 144A	1,175,652

1,576,200		Verus Securitization Trust, Series 2024-4, Class B1, 7.64%, due 06/25/69(c) 144A	1,594,213

259,777		WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.52%, due 12/25/36(c)	230,621

350,000		WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 7.48%, due 03/15/40(c) 144A	356,653

74,255		Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	73,467

1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(c) 144A	811,500

162,488		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.70%, due 04/25/36(c)	159,324

			99,459,010

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%

169,094		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	155,898

		Sovereign Debt Obligations — 33.0%

1,055,000		Angola Government International Bonds, 8.00%, due 11/26/29(h)	937,879

240,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	206,844

390,000		Angola Government International Bonds, 9.13%, due 11/26/49(h)	301,743

4,955		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,852

2,330,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(l)	1,461,670

319,996		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(l)	198,237

600,000		Bahamas Government International Bonds, 6.00%, due 11/21/28 144A	576,750

380,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(h)	393,775

975,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(h)	903,270

870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(h)	834,427

510,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	535,276

2,380,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(h) 144A	2,380,599

205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	203,998

740,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.10%, due 07/15/50	723,802

2,560,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.80%, due 10/01/34(h)	2,764,746

215,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(h)	228,721

2,360,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,669,134

8,167,000	BRL	Brazil Letras do Tesouro Nacional, 12.50%, due 01/01/30	742,173

2,113,000	BRL	Brazil Letras do Tesouro Nacional, 12.89%, due 07/01/25	357,159

5,550,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.02%, due 07/01/27	711,903

7,975,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.42%, due 07/01/26	1,169,791

60,747,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 13.15%, due 01/01/26	9,543,952

140,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	97,785

1,437,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/45	962,601

1,088,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 08/15/50	717,278

43,197,000	BRL	Brazil Notas do Tesouro Nacional, Series F, 10.00%, due 01/01/35	5,734,170

37,922,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/27	6,165,363

96,953,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/29	14,791,808

100,209,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/31	14,394,558

56,236,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/33	7,742,387

548,000		Chile Government International Bonds, 2.55%, due 01/27/32	473,795

124	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

905,000	EUR	Chile Government International Bonds, 4.13%, due 07/05/34	986,619

403,000		Chile Government International Bonds, 4.34%, due 03/07/42	346,818

6,210,000	CNY	China Government Bonds, 1.61%, due 02/15/35	840,783

5,870,000	CNY	China Government Bonds, 2.52%, due 08/25/33	849,700

5,790,000	CNY	China Government Bonds, 2.68%, due 05/21/30	837,280

7,120,000	CNY	China Government Bonds, 2.80%, due 03/25/30	1,033,616

13,660,000	CNY	China Government Bonds, 2.88%, due 02/25/33	2,030,009

6,230,000	CNY	China Government Bonds, 3.00%, due 10/15/53	1,028,529

4,690,000	CNY	China Government Bonds, 3.02%, due 05/27/31	695,597

6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	1,015,913

8,870,000	CNY	China Government Bonds, 3.53%, due 10/18/51	1,567,904

1,080,000	CNY	China Government Bonds, 3.72%, due 04/12/51	196,090

4,870,000	CNY	China Government Bonds, Series 1915, 3.13%, due 11/21/29	716,693

16,970,000	CNY	China Government Bonds, Series INBK, 2.27%, due 05/25/34	2,431,759

710,000		Colombia Government International Bonds, 4.50%, due 03/15/29	670,240

1,105,000		Colombia Government International Bonds, 5.00%, due 06/15/45	745,046

2,681,700,000	COP	Colombia TES, 11.50%, due 07/25/46	567,737

5,218,100,000	COP	Colombia TES, Series B, 5.75%, due 11/03/27	1,117,643

33,610,300,000	COP	Colombia TES, Series B, 6.00%, due 04/28/28	7,126,478

6,812,900,000	COP	Colombia TES, Series B, 6.25%, due 07/09/36	1,022,785

27,238,000,000	COP	Colombia TES, Series B, 7.00%, due 03/26/31	5,237,548

12,446,400,000	COP	Colombia TES, Series B, 7.00%, due 06/30/32	2,286,105

37,875,100,000	COP	Colombia TES, Series B, 7.25%, due 10/18/34	6,572,599

18,606,800,000	COP	Colombia TES, Series B, 7.25%, due 10/26/50	2,577,486

9,648,400,000	COP	Colombia TES, Series B, 7.50%, due 08/26/26	2,244,425

19,391,500,000	COP	Colombia TES, Series B, 7.75%, due 09/18/30	3,973,480

16,245,200,000	COP	Colombia TES, Series B, 9.25%, due 05/28/42	2,941,388

18,864,800,000	COP	Colombia TES, Series B, 13.25%, due 02/09/33	4,758,364

1,517,200,000	COP	Colombia TES, Series G, 7.00%, due 03/26/31	291,740

595,000		Costa Rica Government International Bonds, 6.13%, due 02/19/31(h)	603,146

38,500,000	CZK	Czech Republic Government Bonds, 6.20%, due 06/16/31	1,872,159

34,210,000	CZK	Czech Republic Government Bonds, Series 103, 2.00%, due 10/13/33	1,253,323

34,270,000	CZK	Czech Republic Government Bonds, Series 105, 2.75%, due 07/23/29	1,426,944

31,340,000	CZK	Czech Republic Government Bonds, Series 11Y, 4.90%, due 04/14/34	1,428,223

55,220,000	CZK	Czech Republic Government Bonds, Series 121, 1.20%, due 03/13/31	2,051,998

36,730,000	CZK	Czech Republic Government Bonds, Series 130, 0.05%, due 11/29/29	1,342,612

37,320,000	CZK	Czech Republic Government Bonds, Series 138, 1.75%, due 06/23/32	1,387,177

10,450,000	CZK	Czech Republic Government Bonds, Series 145, 3.50%, due 05/30/35	424,656

206,800,000	CZK	Czech Republic Government Bonds, Series 150, 5.00%, due 09/30/30	9,455,503

207,830,000	CZK	Czech Republic Government Bonds, Series 153, 5.75%, due 03/29/29	9,682,219

13,370,000	CZK	Czech Republic Government Bonds, Series 49, 4.20%, due 12/04/36(h)	569,900

47,710,000	CZK	Czech Republic Government Bonds, Series 94, 0.95%, due 05/15/30(h)	1,793,566

15,220,000	CZK	Czech Republic Government Bonds, Series 95, 1.00%, due 06/26/26(h)	640,057

270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(h)	253,193

780,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(h)	709,956

350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	345,258

1,180,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(h)	998,516

1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	1,012,538

112,850,000	DOP	Dominican Republic International Bonds, 10.50%, due 03/15/37 144A	1,834,105

See accompanying Notes to the Financial Statements.	125

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

214,450,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	3,538,081

23,800,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(h)	448,054

2,103,642		Ecuador Government International Bonds, 5.50%, due 07/31/35(h)(l)	1,031,823

167,137,000	EGP	Egypt Government Bonds, 25.32%, due 08/13/27	3,480,205

2,130,000		Egypt Government International Bonds, 5.88%, due 02/16/31(h)	1,754,268

440,000		Egypt Government International Bonds, 7.05%, due 01/15/32(h)	371,831

675,000		Egypt Government International Bonds, 7.60%, due 03/01/29(h)	644,763

680,000		Egypt Government International Bonds, 8.63%, due 02/04/30 144A	658,874

340,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	354,953

625,000		El Salvador Government International Bonds, 9.25%, due 04/17/30(h)	652,487

510,000		El Salvador Government International Bonds, 9.65%, due 11/21/54 144A	512,154

6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	371,666

1,275,000		Gabon Government International Bonds, 7.00%, due 11/24/31(h)	998,558

2,329,600		Ghana Government International Bonds, 1.50%, due 01/03/37 144A	973,677

89,540		Ghana Government International Bonds, 5.00%, due 07/03/29(l) 144A	78,329

128,760		Ghana Government International Bonds, 5.00%, due 07/03/35(l) 144A	91,799

8,880		Ghana Government International Bonds, 5.11%, due 07/03/26(f) 144A	8,352

300,000		Guatemala Government Bonds, 4.38%, due 06/05/27(h)	293,547

1,340,000		Guatemala Government Bonds, 4.88%, due 02/13/28(h)	1,315,069

1,155,000		Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 01/14/29 144A	1,228,108

1,055,000		Honduras Government International Bonds, 5.63%, due 06/24/30(h)	951,610

143,770,000	HUF	Hungary Government Bonds, Series 26/D, 2.75%, due 12/22/26	363,795

182,140,000	HUF	Hungary Government Bonds, Series 27/A, 3.00%, due 10/27/27	450,263

326,560,000	HUF	Hungary Government Bonds, Series 28/A, 6.75%, due 10/22/28	875,885

363,030,000	HUF	Hungary Government Bonds, Series 29/A, 2.00%, due 05/23/29	809,882

1,430,030,000	HUF	Hungary Government Bonds, Series 30/A, 3.00%, due 08/21/30	3,180,013

224,860,000	HUF	Hungary Government Bonds, Series 31/A, 3.25%, due 10/22/31	489,271

1,161,120,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	2,704,098

407,220,000	HUF	Hungary Government Bonds, Series 33/A, 2.25%, due 04/20/33	784,205

695,120,000	HUF	Hungary Government Bonds, Series 35/A, 7.00%, due 10/24/35	1,833,831

466,370,000	HUF	Hungary Government Bonds, Series 38/A, 3.00%, due 10/27/38	798,425

423,440,000	HUF	Hungary Government Bonds, Series 41/A, 3.00%, due 04/25/41	681,033

259,610,000	HUF	Hungary Government Bonds, Series 51/G, 4.00%, due 04/28/51	430,221

895,000	EUR	Hungary Government International Bonds, 5.38%, due 09/12/33(h)	1,011,348

960,000	EUR	Indonesia Government International Bonds, 4.13%, due 01/15/37	1,009,123

227,016,000,000	IDR	Indonesia Treasury Bonds, 6.75%, due 07/15/35	13,385,445

26,192,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/40	1,582,441

19,756,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/45	1,189,106

45,331,000,000	IDR	Indonesia Treasury Bonds, Series 100, 6.63%, due 02/15/34	2,655,321

8,139,000,000	IDR	Indonesia Treasury Bonds, Series 101, 6.88%, due 04/15/29	494,245

6,017,000,000	IDR	Indonesia Treasury Bonds, Series FR54, 9.50%, due 07/15/31	409,356

6,443,000,000	IDR	Indonesia Treasury Bonds, Series FR56, 8.38%, due 09/15/26	398,882

2,658,000,000	IDR	Indonesia Treasury Bonds, Series FR58, 8.25%, due 06/15/32	170,992

6,751,000,000	IDR	Indonesia Treasury Bonds, Series FR59, 7.00%, due 05/15/27	410,078

7,852,000,000	IDR	Indonesia Treasury Bonds, Series FR64, 6.13%, due 05/15/28	466,255

95,754,000,000	IDR	Indonesia Treasury Bonds, Series FR68, 8.38%, due 03/15/34	6,232,653

8,328,000,000	IDR	Indonesia Treasury Bonds, Series FR71, 9.00%, due 03/15/29	540,812

9,389,000,000	IDR	Indonesia Treasury Bonds, Series FR72, 8.25%, due 05/15/36	608,780

16,736,000,000	IDR	Indonesia Treasury Bonds, Series FR73, 8.75%, due 05/15/31	1,095,693

126	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

10,159,000,000	IDR	Indonesia Treasury Bonds, Series FR74, 7.50%, due 08/15/32	627,280

25,877,000,000	IDR	Indonesia Treasury Bonds, Series FR75, 7.50%, due 05/15/38	1,599,037

4,546,000,000	IDR	Indonesia Treasury Bonds, Series FR76, 7.38%, due 05/15/48	279,181

14,309,000,000	IDR	Indonesia Treasury Bonds, Series FR78, 8.25%, due 05/15/29	908,535

43,397,000,000	IDR	Indonesia Treasury Bonds, Series FR79, 8.38%, due 04/15/39	2,894,693

74,527,000,000	IDR	Indonesia Treasury Bonds, Series FR83, 7.50%, due 04/15/40	4,598,082

13,243,000,000	IDR	Indonesia Treasury Bonds, Series FR87, 6.50%, due 02/15/31	780,969

23,108,000,000	IDR	Indonesia Treasury Bonds, Series FR88, 6.25%, due 06/15/36	1,298,326

26,443,000,000	IDR	Indonesia Treasury Bonds, Series FR91, 6.38%, due 04/15/32	1,537,431

6,949,000,000	IDR	Indonesia Treasury Bonds, Series FR92, 7.13%, due 06/15/42	414,815

40,472,000,000	IDR	Indonesia Treasury Bonds, Series FR96, 7.00%, due 02/15/33	2,426,922

6,443,000,000	IDR	Indonesia Treasury Bonds, Series FR97, 7.13%, due 06/15/43	384,796

80,932,000,000	IDR	Indonesia Treasury Bonds, Series FR98, 7.13%, due 06/15/38	4,847,585

34,000,000	INR	International Bank for Reconstruction & Development, 6.71%, due 01/21/35	399,292

1,060,000		Ivory Coast Government International Bonds, 6.13%, due 06/15/33(h)	945,169

2,090,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	2,036,047

440,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37 144A	423,507

590,000		Jamaica Government International Bonds, 6.75%, due 04/28/28	604,721

224,500,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	1,481,054

990,000		Jordan Government International Bonds, 7.50%, due 01/13/29(h)	992,386

820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	832,847

8,243,000	MYR	Malaysia Government Bonds, 4.05%, due 04/18/39	1,886,246

4,179,000	MYR	Malaysia Government Bonds, 4.50%, due 04/30/29	975,654

11,000,000	MYR	Malaysia Government Bonds, Series 0119, 3.91%, due 07/15/26	2,497,512

3,721,000	MYR	Malaysia Government Bonds, Series 0120, 4.07%, due 06/15/50	830,154

32,406,000	MYR	Malaysia Government Bonds, Series 0122, 3.58%, due 07/15/32	7,240,977

2,380,000	MYR	Malaysia Government Bonds, Series 0123, 4.46%, due 03/31/53	563,908

2,586,000	MYR	Malaysia Government Bonds, Series 0212, 3.89%, due 03/15/27	588,523

1,597,000	MYR	Malaysia Government Bonds, Series 0216, 4.74%, due 03/15/46	395,162

40,767,000	MYR	Malaysia Government Bonds, Series 0219, 3.89%, due 08/15/29	9,304,697

14,071,000	MYR	Malaysia Government Bonds, Series 0220, 2.63%, due 04/15/31	2,991,673

10,203,000	MYR	Malaysia Government Bonds, Series 0222, 4.70%, due 10/15/42	2,505,179

5,658,000	MYR	Malaysia Government Bonds, Series 0223, 3.52%, due 04/20/28	1,276,739

1,921,000	MYR	Malaysia Government Bonds, Series 0307, 3.50%, due 05/31/27	433,934

4,721,000	MYR	Malaysia Government Bonds, Series 0310, 4.50%, due 04/15/30	1,107,305

12,842,000	MYR	Malaysia Government Bonds, Series 0311, 4.39%, due 04/15/26	2,927,082

12,103,000	MYR	Malaysia Government Bonds, Series 0316, 3.90%, due 11/30/26	2,752,778

2,852,000	MYR	Malaysia Government Bonds, Series 0317, 4.76%, due 04/07/37	696,829

6,273,000	MYR	Malaysia Government Bonds, Series 0318, 4.64%, due 11/07/33	1,506,076

2,614,000	MYR	Malaysia Government Bonds, Series 0411, 4.23%, due 06/30/31	606,320

624,000	MYR	Malaysia Government Bonds, Series 0412, 4.13%, due 04/15/32	144,068

3,363,000	MYR	Malaysia Government Bonds, Series 0413, 3.84%, due 04/15/33	762,293

5,018,000	MYR	Malaysia Government Bonds, Series 0415, 4.25%, due 05/31/35	1,175,243

6,866,000	MYR	Malaysia Government Bonds, Series 0417, 3.90%, due 11/16/27	1,564,982

6,402,000	MYR	Malaysia Government Bonds, Series 0418, 4.89%, due 06/08/38	1,590,187

3,486,000	MYR	Malaysia Government Bonds, Series 0419, 3.83%, due 07/05/34	789,076

27,549,000	MYR	Malaysia Government Bonds, Series 0513, 3.73%, due 06/15/28	6,250,857

3,943,000	MYR	Malaysia Government Bonds, Series 0519, 3.76%, due 05/22/40	871,879

66,387,000	MXN	Mexico Bonos, Series M, 5.50%, due 03/04/27	3,070,969

See accompanying Notes to the Financial Statements.	127

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

96,236,100	MXN	Mexico Bonos, Series M, 5.75%, due 03/05/26	4,586,670

3,902,000	MXN	Mexico Bonos, Series M, 7.00%, due 09/03/26	187,089

103,252,300	MXN	Mexico Bonos, Series M, 7.50%, due 05/26/33	4,551,464

143,848,800	MXN	Mexico Bonos, Series M, 7.75%, due 05/29/31	6,621,349

175,126,500	MXN	Mexico Bonos, Series M, 7.75%, due 11/23/34	7,710,073

224,260,900	MXN	Mexico Bonos, Series M, 7.75%, due 11/13/42	9,019,766

98,572,200	MXN	Mexico Bonos, Series M, 8.00%, due 11/07/47	3,993,241

32,564,900	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	1,304,107

23,163,200	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	927,603

33,388,100	MXN	Mexico Bonos, Series M, 8.50%, due 03/01/29	1,612,770

7,731,000	MXN	Mexico Bonos, Series M, 8.50%, due 05/31/29	373,708

145,211,000	MXN	Mexico Bonos, Series M 20, 7.50%, due 06/03/27	6,950,787

43,654,800	MXN	Mexico Bonos, Series M 20, 8.50%, due 05/31/29	2,110,224

38,039,100	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	1,702,534

68,432,400	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	3,062,862

7,390,300	MXN	Mexico Bonos, Series M 30, 10.00%, due 11/20/36	378,717

2,020,000		Mexico Government International Bonds, 2.66%, due 05/24/31	1,704,481

4,294,000		Mexico Government International Bonds, 4.75%, due 03/08/44	3,338,585

595,000		Mexico Government International Bonds, 4.88%, due 05/19/33	547,079

1,130,000		Mexico Government International Bonds, 6.00%, due 05/07/36	1,094,349

1,275,000		Mexico Government International Bonds, 7.38%, due 05/13/55	1,305,600

20,454,351	MXN	Mexico Udibonos, Series S, 4.50%, due 11/22/35	967,079

320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	332,458

350,000		Mozambique International Bonds, 9.00%, due 09/15/31(h)(l)	287,415

590,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(h)	534,452

1,000,000		Nigeria Government International Bonds, 8.38%, due 03/24/29(h)	967,767

1,520,000		Oman Government International Bonds, 5.63%, due 01/17/28 144A	1,532,586

1,190,000		Pakistan Government International Bonds, 6.88%, due 12/05/27(h)	1,087,306

645,000		Panama Government International Bonds, 6.40%, due 02/14/35	606,752

2,110,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(h)	1,816,816

425,000		Paraguay Government International Bonds, 6.65%, due 03/04/55 144A	427,104

5,919,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31	742,025

5,723,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(h)	706,495

15,088,000,000	PYG	Paraguay Government International Bonds, 8.50%, due 03/04/35	1,882,836

9,436,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	2,347,836

11,333,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(h)	3,268,279

13,770,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(h)	3,885,911

2,450,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(h)	711,115

18,944,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(h)	5,094,206

10,343,670	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(h)	3,018,061

7,787,330	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(h)	2,272,176

7,080,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33	2,041,773

18,085,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(h)	5,215,462

12,200,000	PHP	Philippines Government Bonds, Series 1069, 6.75%, due 09/15/32	223,136

392,750,000	PHP	Philippines Government Bonds, Series 1072, 6.25%, due 01/25/34	6,931,920

960,000	EUR	Philippines Government International Bonds, 3.63%, due 02/04/32	1,022,267

1,910,056		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(l) 144A	1,229,599

1,533,667		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(h)(l)	987,298

140,546		Provincia de Cordoba, 6.88%, due 12/10/25(l) 144A	140,546

128	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	383,711

2,036,231	GHS	Republic of Ghana Government Bonds, Series G10Y, 9.25%, (Unsecured), due 02/08/33	66,223

807,687	GHS	Republic of Ghana Government Bonds, Series G11Y, 9.40%, (Unsecured), due 02/07/34	25,453

809,670	GHS	Republic of Ghana Government Bonds, Series G12Y, 9.55%, (Unsecured), due 02/06/35	24,942

811,659	GHS	Republic of Ghana Government Bonds, Series G13Y, 9.70%, (Unsecured), due 02/05/36	24,114

813,648	GHS	Republic of Ghana Government Bonds, Series G14Y, 9.85%, (Unsecured), due 02/03/37	23,944

820,740	GHS	Republic of Ghana Government Bonds, Series G15Y, 10.00%, (Unsecured), due 02/02/38	24,040

10,326,413	GHS	Republic of Ghana Government Bonds, Series G4Y, 8.35%, (Unsecured), due 02/16/27	535,391

4,422,424	GHS	Republic of Ghana Government Bonds, Series G5Y, 8.50%, (Unsecured), due 02/15/28	204,783

10,464,590	GHS	Republic of Ghana Government Bonds, Series G6Y, 8.65%, (Unsecured), due 02/13/29	436,204

7,679,008	GHS	Republic of Ghana Government Bonds, Series G7Y, 8.80%, (Unsecured), due 02/12/30	298,549

5,812,326	GHS	Republic of Ghana Government Bonds, Series G8Y, 8.95%, (Unsecured), due 02/11/31	209,717

2,032,058	GHS	Republic of Ghana Government Bonds, Series G9Y, 9.10%, (Unsecured), due 02/10/32	69,690

350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(h)	273,415

1,050,000		Republic of Kenya Government International Bonds, 7.25%, due 02/28/28(h)	1,012,354

265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(h)	238,444

1,355,000		Republic of Kenya Government International Bonds, 9.50%, due 03/05/36 144A	1,244,580

1,580,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,548,440

35,350,000	KES	Republic of Kenya Infrastructure Bonds, Series 7Y, 17.93%, due 05/06/30	314,528

193,450,000	KES	Republic of Kenya Infrastructure Bonds, Series 8.5Y, 18.46%, due 08/09/32	1,797,150

4,343,000	PLN	Republic of Poland Government Bonds, Series 0428, 2.75%, due 04/25/28	1,046,249

14,378,000	PLN	Republic of Poland Government Bonds, Series 0432, 1.75%, due 04/25/32	2,905,998

8,511,000	PLN	Republic of Poland Government Bonds, Series 0527, 3.75%, due 05/25/27	2,138,371

1,834,000	PLN	Republic of Poland Government Bonds, Series 0726, 2.50%, due 07/25/26	458,577

3,743,000	PLN	Republic of Poland Government Bonds, Series 0727, 2.50%, due 07/25/27	911,603

35,563,000	PLN	Republic of Poland Government Bonds, Series 0728, 7.50%, due 07/25/28	9,812,376

5,958,000	PLN	Republic of Poland Government Bonds, Series 1026, 0.25%, due 10/25/26	1,429,683

18,529,000	PLN	Republic of Poland Government Bonds, Series 1029, 2.75%, due 10/25/29	4,304,819

8,242,000	PLN	Republic of Poland Government Bonds, Series 1030, 1.25%, due 10/25/30	1,713,924

13,649,000	PLN	Republic of Poland Government Bonds, Series 1033, 6.00%, due 10/25/33	3,599,986

3,529,000	PLN	Republic of Poland Government Bonds, Series 1034, 5.00%, due 10/25/34	862,591

23,000,000	ZAR	Republic of South Africa Government Bonds, 10.00%, due 03/31/33	1,252,753

18,500,000	ZAR	Republic of South Africa Government Bonds, 10.88%, due 03/31/38	988,359

9,099,571	ZAR	Republic of South Africa Government Bonds, 11.63%, due 03/31/53	499,069

117,256,422	ZAR	Republic of South Africa Government Bonds, Series 2030, 8.00%, due 01/31/30	6,109,767

74,103,211	ZAR	Republic of South Africa Government Bonds, Series 2032, 8.25%, due 03/31/32	3,705,453

191,589,847	ZAR	Republic of South Africa Government Bonds, Series 2035, 8.88%, due 02/28/35	9,327,321

213,823,048	ZAR	Republic of South Africa Government Bonds, Series 2037, 8.50%, due 01/31/37	9,669,000

228,113,511	ZAR	Republic of South Africa Government Bonds, Series 2040, 9.00%, due 01/31/40	10,252,251

164,054,520	ZAR	Republic of South Africa Government Bonds, Series 2044, 8.75%, due 01/31/44	6,999,334

232,715,319	ZAR	Republic of South Africa Government Bonds, Series 2048, 8.75%, due 02/28/48	9,814,891

73,362,301	ZAR	Republic of South Africa Government Bonds, Series R186, 10.50%, due 12/21/26	4,128,718

23,887,221	ZAR	Republic of South Africa Government Bonds, Series R209, 6.25%, due 03/31/36	920,440

52,242,316	ZAR	Republic of South Africa Government Bonds, Series R213, 7.00%, due 02/28/31	2,522,299

82,281,783	ZAR	Republic of South Africa Government Bonds, Series R214, 6.50%, due 02/28/41	2,887,349

2,880,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	2,741,502

5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,364,915

5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,358,402

380,000		Republic of Uzbekistan International Bonds, 3.90%, due 10/19/31(h)	318,227

See accompanying Notes to the Financial Statements.	129

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

935,000	EUR	Republic of Uzbekistan International Bonds, 5.10%, due 02/25/29 144A	1,008,043

500,000	EUR	Republic of Uzbekistan International Bonds, 5.38%, due 05/29/27 144A	546,696

320,000		Republic of Uzbekistan International Bonds, 5.38%, due 02/20/29(h)	306,045

600,000		Republic of Uzbekistan International Bonds, 6.90%, due 02/28/32 144A	595,334

27,350,000	RON	Romania Government Bonds, 6.30%, due 04/26/28	5,797,997

16,840,000	RON	Romania Government Bonds, 6.30%, due 04/25/29	3,540,268

9,525,000	RON	Romania Government Bonds, 7.65%, due 07/27/31	2,109,116

1,405,000	RON	Romania Government Bonds, 8.75%, due 10/30/28	319,597

1,570,000	RON	Romania Government Bonds, Series 10Y, 5.00%, due 02/12/29	317,792

7,815,000	RON	Romania Government Bonds, Series 15Y, 4.75%, due 10/11/34	1,396,487

1,560,000	RON	Romania Government Bonds, Series 15YR, 5.80%, due 07/26/27	331,754

1,250,000	EUR	Romania Government International Bonds, 6.75%, due 07/11/39(g) 144A	1,342,077

720,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	733,040

350,000		Senegal Government International Bonds, 6.25%, due 05/23/33(h)	261,855

867,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	841,958

37,292		Sri Lanka Government International Bonds, 3.10%, due 01/15/30(l) 144A	33,143

301,736		Sri Lanka Government International Bonds, 3.35%, due 03/15/33(l) 144A	238,371

49,392		Sri Lanka Government International Bonds, 3.60%, due 06/15/35(l) 144A	33,710

34,279		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(l) 144A	26,866

282,922		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(l) 144A	223,862

44,397		Sri Lanka Government International Bonds, 4.00%, due 04/15/28 144A	41,844

131,639,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	3,909,650

52,500,000	THB	Thailand Government Bonds, 2.65%, due 06/17/28	1,593,579

133,726,000	THB	Thailand Government Bonds, 2.80%, due 06/17/34	4,209,329

69,347,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	2,260,276

11,367,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	379,848

57,886,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	1,942,273

47,954,545	THB	Thailand Government Bonds, Series ILB, 1.25%, due 03/12/28(h)	1,385,368

5,281,000	THB	Thailand Government Bonds, Series THAI, 2.75%, due 06/17/52	157,227

310,000		Trinidad & Tobago Government International Bonds, 4.50%, due 08/04/26(h)	304,575

38,421,001	TRY	Turkiye Government Bonds, 12.60%, due 10/01/25	879,548

31,657,744	TRY	Turkiye Government Bonds, 17.30%, due 07/19/28	550,606

500,102,181	TRY	Turkiye Government Bonds, 26.20%, due 10/05/33	11,191,104

41,315,000	TRY	Turkiye Government Bonds, 27.70%, due 09/27/34	975,816

191,500,262	TRY	Turkiye Government Bonds, 30.00%, due 09/12/29	4,452,146

69,492,174	TRY	Turkiye Government Bonds, 31.08%, due 11/08/28	1,671,593

86,901,000	TRY	Turkiye Government Bonds, 36.00%, due 08/12/26	2,100,808

620,000		Turkiye Government International Bonds, 7.63%, due 05/15/34	625,604

545,000		Turkiye Government International Bonds, 9.38%, due 01/19/33	604,905

137,540		Ukraine Government International Bonds, 1.75%, due 02/01/34(h)(l)	73,642

240,696		Ukraine Government International Bonds, 1.75%, due 02/01/35(h)(l)	126,594

309,466		Ukraine Government International Bonds, 1.75%, due 02/01/36(h)(l)	161,779

37,565		Ukraine Government International Bonds, 3.00%, due 02/01/30(h)(l)	19,503

140,377		Ukraine Government International Bonds, 3.00%, due 02/01/34(h)(l)	55,668

118,628		Ukraine Government International Bonds, 3.00%, due 02/01/35(h)(l)	65,690

98,857		Ukraine Government International Bonds, 3.00%, due 02/01/36(h)(l)	56,563

5,268,329	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	126,829

7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(h)	182,791

130	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

661,506		Zambia Government International Bonds, 5.75%, due 06/30/33(h)(l)	579,289

			613,015,597

		U.S. Government and Agency Obligations — 9.0%

960,000		U.S. Treasury Bonds, 4.50%, due 11/15/54	946,200

2,708,600		U.S. Treasury Notes, 2.25%, due 11/15/25	2,677,572

5,000,000		U.S. Treasury Notes, 3.50%, due 09/30/26	4,967,480

10,000,000		U.S. Treasury Notes, 3.50%, due 09/30/29	9,820,312

8,000,000		U.S. Treasury Notes, 3.75%, due 08/31/26	7,976,562

27,110,000		U.S. Treasury Notes, 3.88%, due 08/15/34(n)	26,430,132

160,000		U.S. Treasury Notes, 4.00%, due 02/28/30	160,388

65,540,000		U.S. Treasury Notes, 4.13%, due 10/31/26	65,712,811

6,560,000		U.S. Treasury Notes, 4.13%, due 11/30/29	6,611,891

4,562,300		U.S. Treasury Notes, 4.25%, due 10/15/25(o)	4,563,539

16,280,000		U.S. Treasury Notes, 4.25%, due 11/30/26	16,360,446

12,000,000		U.S. Treasury Notes, 4.25%, due 12/31/26	12,063,047

6,620,000		U.S. Treasury Notes, 4.25%, due 11/15/34	6,640,687

3,142,700		U.S. Treasury Notes, 4.63%, due 06/30/25	3,145,024

			168,076,091

		TOTAL DEBT OBLIGATIONS (COST $1,689,401,822)	1,662,220,914

Shares		Description	Value ($)

		COMMON STOCKS — 0.0%

		Basic Materials — 0.0%

1,282		Arctic Canadian Diamond Co. Ltd.(d)(e)	61,944

		Industrial — 0.0%

24,811		Spirit Aviation Holdings, Inc.	396,971

		TOTAL COMMON STOCKS (COST $529,982)	458,915

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.7%

		Mutual Fund - Securities Lending Collateral — 0.1%

2,829,455		State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(p)(q)	2,829,455

		Sovereign Debt Obligations — 0.6%

122,350,000	EGP	Egypt Treasury Bills, 25.69%, due 12/09/25(f)	2,064,087

244,475,000	EGP	Egypt Treasury Bills, 27.76%, due 07/15/25(f)	4,510,805

1,718,643,000	NGN	Nigeria OMO Bills, 23.37%, due 05/20/25(f)	1,086,553

1,650,961,000	NGN	Nigeria OMO Bills, 26.32%, due 08/19/25(f)	981,748

935,354,000	NGN	Nigeria OMO Bills, 27.66%, due 06/17/25(f)	579,966

243,738,000	NGN	Nigeria OMO Bills, 28.15%, due 05/06/25(f)	155,622

See accompanying Notes to the Financial Statements.	131

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

1,583,653,000	NGN	Nigeria OMO Bills, 28.49%, due 05/27/25(f)	996,323

			10,375,104

		U.S. Government and Agency Obligations — 5.0%

3,490,900		U.S. Treasury Bills, 4.28%, due 05/15/25(f)	3,472,856

7,000,000		U.S. Treasury Bills, 4.33%, due 05/08/25(f)	6,969,567

75,790,000		U.S. Treasury Bills, 4.28%, due 06/20/25(f)	75,083,351

7,490,000		U.S. Treasury Bills, 4.30%, due 06/24/25(f)	7,416,773

			92,942,547

		TOTAL SHORT-TERM INVESTMENTS (COST $106,238,240)	106,147,106

		TOTAL INVESTMENTS — 95.2% (Cost $1,796,170,044)	1,768,826,935

		Other Assets and Liabilities (net) — 4.8%	88,908,775

		NET ASSETS — 100.0%	$1,857,735,710

		Notes to Schedule of Investments:
	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
	(b)	Variable or floating rate note. Rate shown is as of March 31, 2025.
	(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
	(e)

Securities fair valued by the Valuation Committee. The total market value of the securities at year end is $1,373,465 which represents 0.1% of net assets. The aggregate tax cost of these securities held at March 31, 2025 was $2,227,585.

	(f)	Interest rate presented is yield to maturity.
	(g)	When-issued security.
	(h)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(i)	Security is perpetual and has no stated maturity date.
	(j)	All or a portion of this security is out on loan.
	(k)	Security is currently in default.
	(l)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
	(m)	Year of maturity is greater than 2100.
	(n)	All or a portion of this security is pledged for open centrally cleared swaps collateral.
	(o)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
	(p)	The rate disclosed is the 7-day net yield as of March 31, 2025.

132	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

(q)	Represents an investment of securities lending cash collateral.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $625,369,185 which represents 33.7% of net assets.

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

AUD	4,032,727	USD	2,497,040	04/16/25	Bank of America, N.A.	$16,237
AUD	10,665,000	USD	6,784,956	05/19/25	Morgan Stanley Capital Services, Inc.	(136,556)
AUD	6,410,000	USD	4,047,896	05/07/25	State Street Bank London	(52,378)
BRL	5,650,000	USD	983,943	04/02/25	Bank of America, N.A.	2,500
BRL	6,040,000	USD	1,051,862	04/02/25	Barclays Bank PLC	2,672
BRL	49,145,758	USD	8,499,344	04/02/25	Citibank N.A.	81,096
BRL	40,490,860	USD	7,040,049	06/03/25	Citibank N.A.	(59,356)
BRL	8,360,000	USD	1,447,213	04/02/25	Deutsche Bank AG	12,373
BRL	49,145,758	USD	8,558,698	04/02/25	Goldman Sachs & Co.	21,742
BRL	49,145,758	USD	8,527,660	05/05/25	Goldman Sachs & Co.	(1,472)
BRL	6,560,000	USD	1,142,419	04/02/25	Goldman Sachs International	2,902
BRL	1,125,000	USD	195,918	04/02/25	HSBC Bank PLC	498
BRL	2,250,000	USD	389,310	05/05/25	HSBC Bank PLC	1,038
BRL	47,137,144	USD	8,009,573	06/03/25	HSBC Bank PLC	116,952
BRL	3,830,000	USD	666,992	04/02/25	JPMorgan Chase Bank N.A.	1,694
BRL	1,547,200	USD	271,594	04/03/25	JPMorgan Chase Bank N.A.	(1,528)
BRL	14,845,000	USD	2,589,308	04/02/25	UBS AG	2,505
CAD	1,390,000	USD	964,067	04/02/25	The BNY Mellon	1,761
CHF	6,060,906	USD	6,855,682	04/02/25	Goldman Sachs International	(5,265)
CLP	313,630,000	USD	340,291	04/02/25	Goldman Sachs International	(10,839)
CLP	581,160,000	USD	609,777	04/02/25	Goldman Sachs International	701
CLP	1,400,530,000	USD	1,491,909	04/02/25	HSBC Bank PLC	(20,726)
CLP	434,590,000	USD	455,990	04/02/25	HSBC Bank PLC	525
CLP	862,741,638	USD	913,709	04/02/25	JPMorgan Chase Bank N.A.	(7,443)
CLP	420,540,000	USD	441,248	04/02/25	JPMorgan Chase Bank N.A.	508
CLP	920,003,000	USD	1,003,910	04/03/25	JPMorgan Chase Bank N.A.	(37,501)
CLP	920,003,000	USD	1,000,884	04/08/25	JPMorgan Chase Bank N.A.	(34,504)
CLP	313,630,000	USD	329,073	04/02/25	Morgan Stanley and Co. International PLC	379
CLP	347,537,408	USD	372,191	06/18/25	Standard Chartered Bank	(7,331)
CLP	826,981,638	USD	867,702	04/02/25	UBS AG	998
CLP	364,571,638	USD	394,692	05/07/25	UBS AG	(11,779)
CNH	6,980,000	USD	961,613	04/02/25	HSBC Bank PLC	(962)
CNH	34,833,400	USD	4,814,341	04/01/25	JPMorgan Chase Bank N.A.	(20,248)
CNH	19,895,200	USD	2,739,292	04/03/25	JPMorgan Chase Bank N.A.	(932)
CNH	34,833,400	USD	4,807,936	04/08/25	JPMorgan Chase Bank N.A.	(11,749)
CNH	50,241,896	USD	6,923,400	05/07/25	UBS AG	7,949
CNY	43,261,896	USD	5,958,217	04/02/25	State Street Bank London	7,542
CNY	1,830,000	USD	251,791	05/07/25	State Street Bank London	1,126

See accompanying Notes to the Financial Statements.	133

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

CNY	2,810,000	USD	388,554	05/07/25	State Street Bank London	$(195)
COP	9,190,350,000	USD	2,207,885	04/02/25	Bank of America, N.A.	(15,776)
COP	40,396,430,000	USD	9,716,169	06/18/25	Citibank N.A.	(178,117)
COP	2,038,770,000	USD	488,299	04/02/25	Goldman Sachs International	(2,006)
COP	1,732,530,000	USD	413,315	04/02/25	HSBC Bank PLC	(67)
COP	2,159,110,000	USD	515,081	04/02/25	JPMorgan Chase Bank N.A.	(84)
COP	27,010,784,300	USD	6,573,566	04/03/25	JPMorgan Chase Bank N.A.	(131,764)
COP	2,524,410,000	USD	608,171	05/07/25	JPMorgan Chase Bank N.A.	(8,825)
COP	141,251,504,420	USD	33,911,840	04/02/25	Morgan Stanley and Co. International PLC	(220,125)
COP	5,634,291,000	USD	1,363,080	04/07/25	Morgan Stanley Capital Services, Inc.	(20,098)
COP	1,554,110,000	USD	372,331	05/07/25	Natwest Markets PLC	(3,354)
CZK	5,070,000	USD	210,280	04/02/25	Bank of America, N.A.	8,876
CZK	13,200,000	USD	551,934	04/02/25	Deutsche Bank AG	18,651
CZK	950,000	USD	39,872	05/07/25	Deutsche Bank AG	1,222
CZK	20,181,203	USD	872,927	05/07/25	Goldman Sachs International	42
CZK	16,960,000	USD	735,694	06/18/25	Merrill Lynch International	(1,349)
CZK	14,750,000	USD	639,876	05/07/25	Morgan Stanley and Co. International PLC	(1,842)
CZK	7,300,000	USD	317,388	05/07/25	State Street Bank London	(1,615)
CZK	1,911,203	USD	80,179	04/02/25	Toronto Dominion Bank	2,435
EGP	24,050,000	USD	429,234	09/17/25	Citibank N.A.	12,397
EGP	91,780,000	USD	1,639,514	09/17/25	Goldman Sachs International	45,848
EGP	98,294,600	USD	1,910,463	04/22/25	JPMorgan Chase Bank N.A.	16,016
EGP	75,280,000	USD	1,343,326	09/17/25	Standard Chartered Bank	39,045
EUR	1,150,000	USD	1,248,820	04/02/25	Barclays Bank PLC	(6,589)
EUR	930,000	USD	1,011,525	04/02/25	Goldman Sachs International	(6,939)
EUR	3,980,000	USD	4,188,127	04/02/25	HSBC Bank PLC	111,071
EUR	3,360,000	USD	3,649,965	04/02/25	HSBC Bank PLC	(20,491)
EUR	940,000	USD	980,588	04/02/25	JPMorgan Chase Bank N.A.	34,800
EUR	900,000	USD	980,731	04/02/25	Morgan Stanley and Co. International PLC	(8,550)
EUR	1,443,961	USD	1,556,196	04/02/25	Natwest Markets PLC	3,572
EUR	910,000	USD	984,637	04/02/25	Toronto Dominion Bank	(1,654)
EUR	3,256,000	USD	3,507,060	04/07/25	UBS AG	10,991
GBP	783,057	USD	1,008,907	04/02/25	Deutsche Bank AG	1,824
GBP	418,015	USD	539,053	04/16/25	Morgan Stanley Capital Services, Inc.	483
GHS	8,280,000	USD	510,481	06/18/25	Standard Chartered Bank	2,031
GHS	8,280,000	USD	489,579	09/17/25	Standard Chartered Bank	(10,716)
HUF	152,200,000	USD	392,312	05/07/25	Barclays Bank PLC	14,811
HUF	233,900,000	USD	635,563	05/07/25	Goldman Sachs International	(9,901)
HUF	4,313,240,000	USD	11,717,929	06/18/25	Goldman Sachs International	(204,497)
HUF	74,628,599	USD	195,088	04/02/25	HSBC Bank PLC	4,922
HUF	177,230,000	USD	480,073	05/07/25	HSBC Bank PLC	(5,998)
HUF	2,648,090,200	USD	7,268,613	04/03/25	JPMorgan Chase Bank N.A.	(171,915)
HUF	2,648,090,200	USD	7,168,503	04/08/25	JPMorgan Chase Bank N.A.	(73,572)

134	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

HUF	242,400,000	USD	657,038	05/07/25	Morgan Stanley and Co. International PLC	$(8,639)
HUF	55,380,000	USD	148,687	05/07/25	State Street Bank London	(550)
HUF	22,700,000	USD	58,732	05/07/25	Toronto Dominion Bank	1,989
HUF	74,628,599	USD	200,287	05/07/25	UBS AG	(662)
IDR	40,513,110,000	USD	2,434,258	05/07/25	Bank of America, N.A.	(5,956)
IDR	8,930,330,000	USD	544,865	05/07/25	Citibank N.A.	(9,593)
IDR	10,445,402,077	USD	629,981	05/07/25	Deutsche Bank AG	(3,898)
IDR	24,787,510,000	USD	1,511,781	05/07/25	HSBC Bank PLC	(26,052)
IDR	118,440,561,141	USD	7,172,130	04/08/25	JPMorgan Chase Bank N.A.	(22,698)
IDR	118,440,561,141	USD	7,140,135	04/08/25	JPMorgan Chase Bank N.A.	9,297
IDR	7,143,363,675	USD	432,821	05/07/25	JPMorgan Chase Bank N.A.	(4,657)
IDR	12,524,780,461	USD	758,076	06/18/25	Merrill Lynch International	(4,479)
IDR	7,470,170,000	USD	451,359	05/07/25	Morgan Stanley and Co. International PLC	(3,607)
IDR	56,035,822,000	USD	3,439,469	04/08/25	Morgan Stanley Capital Services, Inc.	(56,976)
IDR	56,035,822,000	USD	3,376,832	05/08/25	Morgan Stanley Capital Services, Inc.	269
IDR	6,478,640,000	USD	389,955	06/18/25	Standard Chartered Bank	(145)
INR	50,691,715	USD	584,174	04/16/25	Citibank N.A.	8,265
INR	158,910,000	USD	1,814,849	04/02/25	Deutsche Bank AG	44,345
INR	3,358,317,880	USD	38,803,460	04/02/25	HSBC Bank PLC	487,751
INR	1,672,043,940	USD	19,431,978	05/07/25	HSBC Bank PLC	72,371
INR	118,266,400	USD	1,372,759	04/03/25	JPMorgan Chase Bank N.A.	10,919
INR	59,133,200	USD	688,043	04/08/25	JPMorgan Chase Bank N.A.	3,517
INR	1,717,140,000	USD	19,657,310	06/18/25	Standard Chartered Bank	321,050
JPY	474,517,021	USD	3,030,205	04/16/25	Citibank N.A.	147,932
JPY	629,190,000	USD	4,234,720	04/02/25	Deutsche Bank AG	(27,217)
JPY	1,009,856,000	USD	6,882,269	04/07/25	Deutsche Bank AG	(125,470)
JPY	249,980,000	USD	1,673,506	04/02/25	HSBC Bank PLC	(1,847)
JPY	622,229,423	USD	4,170,849	04/02/25	JPMorgan Chase Bank N.A.	(9,894)
JPY	215,760,000	USD	1,438,808	04/02/25	JPMorgan Chase Bank N.A.	4,017
JPY	30,210,000	USD	201,208	04/02/25	Morgan Stanley and Co. International PLC	812
JPY	435,190,000	USD	2,933,041	04/02/25	State Street Bank London	(22,850)
JPY	1,537,619,423	USD	10,262,184	05/07/25	State Street Bank London	60,625
JPY	67,410,000	USD	451,288	04/02/25	The BNY Mellon	(506)
KRW	4,147,270,000	USD	2,876,593	04/02/25	HSBC Bank PLC	(60,111)
KRW	13,924,500,000	USD	9,635,132	06/18/25	HSBC Bank PLC	(139,363)
KRW	1,507,800,000	USD	1,039,272	04/02/25	JPMorgan Chase Bank N.A.	(15,299)
KRW	19,118,719,800	USD	13,181,052	04/03/25	JPMorgan Chase Bank N.A.	(196,521)
KRW	19,118,719,800	USD	13,013,191	04/08/25	JPMorgan Chase Bank N.A.	(25,258)
KRW	4,980,696,000	USD	3,451,626	04/07/25	Morgan Stanley Capital Services, Inc.	(68,263)
KRW	5,655,070,000	USD	3,845,417	04/02/25	UBS AG	(4,962)
KRW	5,655,070,000	USD	3,863,042	05/07/25	UBS AG	(20,076)
MXN	113,448,743	USD	5,524,222	04/16/25	Citibank N.A.	10,616
MXN	59,915,000	USD	2,905,251	06/18/25	Citibank N.A.	(6,291)

See accompanying Notes to the Financial Statements.	135

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

MXN	800,000	USD	38,790	05/07/25	Deutsche Bank AG	$129
MXN	9,080,000	USD	449,178	05/07/25	Deutsche Bank AG	(7,451)
MXN	114,500,000	USD	5,559,197	04/16/25	Goldman Sachs & Co.	26,929
MXN	20,420,000	USD	996,573	05/07/25	Goldman Sachs International	(3,174)
MXN	38,510,000	USD	1,895,041	06/18/25	Goldman Sachs International	(31,753)
MXN	29,957,500	USD	1,454,509	06/18/25	HSBC Bank PLC	(5,029)
MXN	45,856,800	USD	2,285,741	04/03/25	JPMorgan Chase Bank N.A.	(44,560)
MXN	101,015,067	USD	4,902,669	04/16/25	Morgan Stanley Capital Services, Inc.	25,567
MXN	29,957,500	USD	1,452,608	06/18/25	Standard Chartered Bank	(3,128)
MXN	13,290,000	USD	632,618	05/07/25	State Street Bank London	13,918
MXN	20,200,000	USD	994,102	05/07/25	State Street Bank London	(11,405)
MXN	131,197,303	USD	6,510,026	04/02/25	Toronto Dominion Bank	(97,097)
MXN	2,070,000	USD	101,223	05/07/25	Toronto Dominion Bank	(520)
MYR	20,207,473	USD	4,582,401	06/18/25	Natwest Markets PLC	(11,350)
MYR	26,310,000	USD	5,962,868	06/18/25	Standard Chartered Bank	(17,038)
NGN	65,000,000	USD	41,963	05/20/25	Citibank N.A.	(733)
NGN	2,894,960,000	USD	1,563,991	08/12/25	Citibank N.A.	189,297
NGN	231,136,000	USD	143,296	08/12/25	Merrill Lynch International	(3,312)
NOK	21,610,400	USD	1,934,924	04/02/25	Bank of America, N.A.	116,440
NOK	10,953,484	USD	960,410	04/16/25	Citibank N.A.	79,355
NZD	11,822,000	USD	6,793,394	05/19/25	Barclays Bank PLC	(90,466)
NZD	1,700,000	USD	952,416	04/02/25	JPMorgan Chase Bank N.A.	10,379
NZD	855,725	USD	484,486	04/02/25	UBS AG	154
PEN	2,000,000	USD	551,177	04/02/25	Barclays Bank PLC	(5,065)
PEN	30,773,583	USD	8,462,074	04/02/25	Goldman Sachs International	(59,157)
PEN	26,643,583	USD	7,254,495	04/02/25	HSBC Bank PLC	20,700
PEN	1,570,000	USD	427,478	04/02/25	JPMorgan Chase Bank N.A.	1,220
PEN	2,499,215	USD	681,226	06/18/25	Standard Chartered Bank	(47)
PEN	4,560,000	USD	1,241,593	04/02/25	UBS AG	3,542
PHP	4,440,000	USD	76,541	04/02/25	Bank of America, N.A.	1,047
PHP	4,440,000	USD	77,506	04/02/25	JPMorgan Chase Bank N.A.	83
PHP	121,315,400	USD	2,115,462	04/03/25	JPMorgan Chase Bank N.A.	4,510
PHP	121,315,400	USD	2,110,384	04/08/25	JPMorgan Chase Bank N.A.	9,311
PHP	37,170,000	USD	643,030	05/07/25	JPMorgan Chase Bank N.A.	5,297
PHP	38,340,000	USD	667,665	06/18/25	Standard Chartered Bank	1,162
PLN	2,460,000	USD	635,747	04/02/25	Bank of America, N.A.	(1,399)
PLN	1,670,000	USD	414,178	04/02/25	Barclays Bank PLC	16,456
PLN	2,470,000	USD	641,128	04/02/25	Barclays Bank PLC	(4,201)
PLN	3,800,000	USD	953,420	04/02/25	Deutsche Bank AG	26,466
PLN	6,484,684	USD	1,667,707	05/07/25	Deutsche Bank AG	2,274
PLN	1,880,000	USD	487,864	04/02/25	HSBC Bank PLC	(3,078)
PLN	15,199,950	USD	3,939,808	04/03/25	JPMorgan Chase Bank N.A.	(20,423)
PLN	24,060,000	USD	6,224,453	06/18/25	Standard Chartered Bank	(38,410)

136	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

PLN	1,250,000	USD	321,436	05/07/25	State Street Bank London	$472
RON	980,000	USD	204,466	04/02/25	Barclays Bank PLC	8,192
RON	37,215,847	USD	8,095,681	06/18/25	Barclays Bank PLC	(40,384)
RON	5,114,555	USD	1,107,139	04/02/25	Goldman Sachs International	2,706
RON	6,525,000	USD	1,409,098	04/07/25	UBS AG	6,611
SGD	2,510,000	USD	1,892,921	06/18/25	HSBC Bank PLC	(18,017)
THB	22,440,000	USD	659,422	04/02/25	Barclays Bank PLC	2,037
THB	8,830,000	USD	261,108	04/02/25	Goldman Sachs International	(828)
THB	675,667,418	USD	19,905,591	05/07/25	Goldman Sachs International	59,418
THB	67,001,643	USD	2,000,945	06/18/25	Goldman Sachs International	(15,186)
THB	658,527,418	USD	19,452,163	04/02/25	HSBC Bank PLC	(40,891)
THB	35,359,900	USD	1,052,996	04/03/25	JPMorgan Chase Bank N.A.	(10,630)
THB	35,359,900	USD	1,040,441	04/08/25	JPMorgan Chase Bank N.A.	2,277
THB	21,550,000	USD	636,534	04/02/25	Morgan Stanley and Co. International PLC	(1,310)
TRY	258,400,000	USD	5,909,405	06/18/25	Barclays Bank PLC	283,841
TRY	103,771,080	USD	2,434,213	09/17/25	Barclays Bank PLC	(165,893)
TRY	18,920,001	USD	482,038	04/16/25	Goldman Sachs International	7,529
TRY	16,550,000	USD	353,708	06/18/25	Goldman Sachs International	42,957
TRY	18,940,000	USD	475,281	05/07/25	HSBC Bank PLC	2,265
TRY	13,320,000	USD	332,614	05/07/25	JPMorgan Chase Bank N.A.	3,231
TWD	20,820,244	USD	635,073	04/02/25	Bank of America, N.A.	(8,005)
TWD	31,960,000	USD	974,390	04/02/25	Barclays Bank PLC	(11,812)
TWD	471,860,000	USD	14,425,337	06/18/25	Citibank N.A.	(122,837)
TWD	30,830,000	USD	938,779	04/02/25	HSBC Bank PLC	(10,235)
TWD	11,400,000	USD	350,494	06/18/25	Standard Chartered Bank	(4,950)
TWD	13,080,000	USD	397,640	04/02/25	UBS AG	(3,694)
TWD	96,690,244	USD	2,911,918	04/02/25	UBS AG	219
TWD	96,690,244	USD	2,923,423	05/07/25	UBS AG	(8,196)
USD	1,245,317	AUD	1,950,000	05/07/25	HSBC Bank PLC	29,831
USD	491,513	AUD	780,000	05/07/25	JPMorgan Chase Bank N.A.	5,319
USD	1,977,596	AUD	3,110,000	05/07/25	State Street Bank London	39,053
USD	857,735	AUD	1,350,000	05/07/25	UBS AG	16,245
USD	984,689	BRL	5,650,000	04/02/25	Bank of America, N.A.	(1,754)
USD	1,049,102	BRL	6,040,000	04/02/25	Barclays Bank PLC	(5,431)
USD	8,558,698	BRL	49,145,758	04/02/25	Citibank N.A.	(21,742)
USD	1,455,888	BRL	8,360,000	04/02/25	Deutsche Bank AG	(3,698)
USD	8,575,425	BRL	49,145,758	04/02/25	Goldman Sachs & Co.	(5,016)
USD	465,877	BRL	2,692,350	05/05/25	Goldman Sachs & Co.	(1,213)
USD	1,135,420	BRL	6,560,000	04/02/25	Goldman Sachs International	(9,902)
USD	192,546	BRL	1,125,000	04/02/25	HSBC Bank PLC	(3,870)
USD	656,856	BRL	3,830,000	04/02/25	JPMorgan Chase Bank N.A.	(11,831)
USD	271,522	BRL	1,547,200	04/03/25	JPMorgan Chase Bank N.A.	1,456
USD	271,351	BRL	1,547,200	04/08/25	JPMorgan Chase Bank N.A.	1,594

See accompanying Notes to the Financial Statements.	137

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	916,878	BRL	5,320,000	05/07/25	Natwest Markets PLC	$(5,678)
USD	13,221,927	BRL	77,959,125	06/03/25	Standard Chartered Bank	(218,359)
USD	2,585,246	BRL	14,845,000	04/02/25	UBS AG	(6,567)
USD	2,572,974	BRL	14,845,000	05/07/25	UBS AG	(1,337)
USD	980,062	CAD	1,402,075	04/02/25	Bank of America, N.A.	5,845
USD	55,795	CAD	80,000	04/16/25	BNP Paribas S.A.	169
USD	490,030	CAD	700,000	04/02/25	Morgan Stanley and Co. International PLC	3,642
USD	496,301	CAD	712,075	05/07/25	State Street Bank London	674
USD	5,868,607	CHF	5,250,906	04/02/25	Bank of America, N.A.	(66,296)
USD	4,301,731	CHF	3,883,767	04/16/25	Citibank N.A.	(95,283)
USD	6,884,408	CHF	6,060,906	05/07/25	Goldman Sachs International	5,321
USD	607,753	CHF	540,000	04/02/25	Morgan Stanley and Co. International PLC	(2,589)
USD	306,102	CHF	270,000	04/02/25	Morgan Stanley and Co. International PLC	931
USD	516,815	CLP	491,930,000	05/07/25	Bank of America, N.A.	137
USD	611,181	CLP	581,160,000	04/02/25	Goldman Sachs International	703
USD	329,073	CLP	313,630,000	04/02/25	Goldman Sachs International	(379)
USD	340,228	CLP	313,630,000	05/07/25	Goldman Sachs International	10,820
USD	473,251	CLP	434,590,000	04/02/25	HSBC Bank PLC	16,737
USD	1,469,493	CLP	1,400,530,000	04/02/25	HSBC Bank PLC	(1,690)
USD	443,734	CLP	420,540,000	04/02/25	JPMorgan Chase Bank N.A.	1,979
USD	905,224	CLP	862,741,638	04/02/25	JPMorgan Chase Bank N.A.	(1,041)
USD	1,000,874	CLP	920,003,000	04/03/25	JPMorgan Chase Bank N.A.	34,464
USD	486,412	CLP	448,550,000	05/07/25	JPMorgan Chase Bank N.A.	15,297
USD	339,599	CLP	313,630,000	04/02/25	Morgan Stanley and Co. International PLC	10,147
USD	894,398	CLP	826,981,638	04/02/25	UBS AG	25,697
USD	136,925	CNH	984,967	06/18/25	BNP Paribas S.A.	655
USD	482,630	CNH	3,480,000	05/07/25	Deutsche Bank AG	2,531
USD	317,209	CNH	2,290,000	05/07/25	HSBC Bank PLC	1,282
USD	4,805,622	CNH	34,833,400	04/01/25	JPMorgan Chase Bank N.A.	11,529
USD	2,752,356	CNH	19,895,200	04/03/25	JPMorgan Chase Bank N.A.	13,996
USD	2,740,320	CNH	19,895,200	04/08/25	JPMorgan Chase Bank N.A.	964
USD	5,685,673	CNH	41,730,000	04/16/25	JPMorgan Chase Bank N.A.	(63,228)
USD	842,468	CNH	6,110,000	05/07/25	Morgan Stanley and Co. International PLC	(465)
USD	6,907,095	CNH	50,241,896	04/02/25	UBS AG	(7,657)
USD	2,199,926	COP	9,190,350,000	04/02/25	Bank of America, N.A.	7,818
USD	486,372	COP	2,038,770,000	04/02/25	Goldman Sachs International	79
USD	421,645	COP	1,732,530,000	04/02/25	HSBC Bank PLC	8,397
USD	524,765	COP	2,159,110,000	04/02/25	JPMorgan Chase Bank N.A.	9,768
USD	6,536,501	COP	27,010,784,300	04/03/25	JPMorgan Chase Bank N.A.	94,699
USD	6,568,770	COP	27,010,784,300	04/08/25	JPMorgan Chase Bank N.A.	131,404
USD	1,851,251	COP	7,849,305,000	06/18/25	Merrill Lynch International	(2,058)
USD	33,922,192	COP	141,251,504,420	04/02/25	Morgan Stanley and Co. International PLC	230,477
USD	16,571,260	COP	68,896,672,210	05/07/25	Morgan Stanley and Co. International PLC	213,795

138	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	1,358,970	COP	5,634,291,000	04/07/25	Morgan Stanley Capital Services, Inc.	$15,989
USD	1,853,437	COP	7,849,305,000	06/18/25	Standard Chartered Bank	128
USD	1,196,354	CZK	27,560,000	05/07/25	Deutsche Bank AG	4,203
USD	872,279	CZK	20,181,203	04/02/25	Goldman Sachs International	(77)
USD	24,206	CZK	560,000	06/18/25	Goldman Sachs International	(41)
USD	2,170,459	CZK	49,680,000	06/18/25	Goldman Sachs International	19,383
USD	19,994,065	CZK	458,119,028	06/18/25	HSBC Bank PLC	158,138
USD	1,022,634	CZK	23,420,000	05/07/25	Morgan Stanley and Co. International PLC	9,567
USD	304,586	CZK	7,250,000	05/07/25	State Street Bank London	(9,024)
USD	521,022	CZK	11,920,000	05/07/25	Toronto Dominion Bank	5,404
USD	428,775	EGP	24,050,000	09/17/25	Citibank N.A.	(12,857)
USD	1,623,604	EGP	91,780,000	09/17/25	Goldman Sachs International	(61,757)
USD	1,335,088	EGP	75,280,000	09/17/25	Standard Chartered Bank	(47,283)
USD	7,225,750	EUR	6,883,961	04/02/25	Bank of America, N.A.	(210,309)
USD	982,962	EUR	900,000	04/02/25	Bank of America, N.A.	10,781
USD	1,411,736	EUR	1,350,000	04/03/25	Bank of America, N.A.	(46,611)
USD	1,318,013	EUR	1,250,000	04/07/25	Bank of America, N.A.	(32,591)
USD	4,337,242	EUR	3,975,000	04/15/25	Bank of America, N.A.	40,464
USD	1,625,581	EUR	1,505,000	04/30/25	Bank of America, N.A.	(2,586)
USD	3,758,761	EUR	3,437,000	04/14/25	Barclays Bank PLC	43,738
USD	290,244	EUR	266,000	04/15/25	Barclays Bank PLC	2,712
USD	3,889,214	EUR	3,600,000	04/30/25	Citibank N.A.	(5,403)
USD	3,743,583	EUR	3,490,000	04/02/25	HSBC Bank PLC	(26,316)
USD	1,110,496	EUR	1,015,000	04/14/25	HSBC Bank USA, N.A.	13,392
USD	2,545,005	EUR	2,340,000	04/02/25	Morgan Stanley and Co. International PLC	17,336
USD	2,428,061	EUR	2,239,000	04/10/25	Morgan Stanley Capital Services, Inc.	8,475
USD	1,093,843	EUR	1,000,000	04/14/25	Morgan Stanley Capital Services, Inc.	12,952
USD	6,270,160	EUR	6,060,942	04/16/25	Morgan Stanley Capital Services, Inc.	(281,776)
USD	2,389,578	EUR	2,200,000	04/25/25	Morgan Stanley Capital Services, Inc.	10,186
USD	1,559,176	EUR	1,443,961	05/07/25	Natwest Markets PLC	(3,575)
USD	2,940,465	EUR	2,700,000	04/11/25	Royal Bank of Canada	22,537
USD	5,828,231	EUR	5,340,000	06/18/25	Standard Chartered Bank	34,860
USD	2,402,908	EUR	2,200,000	04/22/25	State Street Bank and Trust	23,906
USD	3,431,235	EUR	3,256,000	04/07/25	UBS AG	(86,817)
USD	776,334	GBP	600,000	04/30/25	Bank of America, N.A.	1,932
USD	12,061,312	GBP	9,783,262	04/16/25	BNP Paribas S.A.	(566,024)
USD	724,920	GBP	560,000	04/30/25	BNP Paribas S.A.	2,145
USD	992,622	GBP	783,057	04/02/25	Deutsche Bank AG	(18,109)
USD	1,008,820	GBP	783,057	05/07/25	Deutsche Bank AG	(1,843)
USD	963,576	HUF	365,680,000	05/07/25	Barclays Bank PLC	(14,587)
USD	2,264,722	HUF	840,910,000	06/18/25	Citibank N.A.	20,062
USD	7,170,128	HUF	2,648,090,200	04/03/25	JPMorgan Chase Bank N.A.	73,430
USD	500,579	HUF	183,620,000	05/07/25	Morgan Stanley and Co. International PLC	9,411

See accompanying Notes to the Financial Statements.	139

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	2,305,795	HUF	859,710,000	06/18/25	Standard Chartered Bank	$10,951
USD	328,405	HUF	120,920,000	05/07/25	Toronto Dominion Bank	4,954
USD	200,637	HUF	74,628,599	04/02/25	UBS AG	628
USD	135,915	HUF	50,780,000	05/07/25	UBS AG	83
USD	1,335,769	IDR	22,203,928,541	06/18/25	Citibank N.A.	(208)
USD	7,161,289	IDR	118,440,561,141	04/08/25	JPMorgan Chase Bank N.A.	11,857
USD	7,140,135	IDR	118,440,561,141	04/08/25	JPMorgan Chase Bank N.A.	(9,297)
USD	7,169,092	IDR	118,440,561,141	04/14/25	JPMorgan Chase Bank N.A.	22,252
USD	959,922	IDR	15,813,280,000	05/07/25	Morgan Stanley and Co. International PLC	12,096
USD	3,381,621	IDR	56,035,822,000	04/08/25	Morgan Stanley Capital Services, Inc.	(872)
USD	1,852,940	INR	158,910,000	04/02/25	Deutsche Bank AG	(6,254)
USD	39,141,568	INR	3,358,317,880	04/02/25	HSBC Bank PLC	(149,641)
USD	1,379,259	INR	118,266,400	04/03/25	JPMorgan Chase Bank N.A.	(4,419)
USD	1,324,821	JPY	194,780,000	04/02/25	Citibank N.A.	22,293
USD	1,021,433	JPY	150,190,000	04/02/25	Goldman Sachs International	17,086
USD	1,488,682	JPY	219,830,000	04/02/25	State Street Bank London	18,641
USD	1,005,988	JPY	147,550,000	04/02/25	The BNY Mellon	19,296
USD	2,008,055	KES	264,260,000	06/18/25	Citibank N.A.	(14,393)
USD	2,820,121	KRW	4,147,270,000	04/02/25	HSBC Bank PLC	3,639
USD	9,587,159	KRW	13,924,500,000	06/18/25	HSBC Bank PLC	91,391
USD	1,025,296	KRW	1,507,800,000	04/02/25	JPMorgan Chase Bank N.A.	1,323
USD	13,009,737	KRW	19,118,719,800	04/03/25	JPMorgan Chase Bank N.A.	25,207
USD	3,856,066	KRW	5,655,070,000	04/02/25	UBS AG	15,611
USD	4,971,867	MXN	102,500,000	04/16/25	Goldman Sachs & Co.	(28,814)
USD	605,828	MXN	12,224,748	04/16/25	Goldman Sachs & Co.	9,417
USD	977,062	MXN	19,570,000	05/07/25	Goldman Sachs International	25,014
USD	1,874,455	MXN	38,520,000	06/18/25	Goldman Sachs International	10,682
USD	2,285,121	MXN	45,856,800	04/03/25	JPMorgan Chase Bank N.A.	43,941
USD	2,284,094	MXN	45,856,800	04/08/25	JPMorgan Chase Bank N.A.	44,423
USD	1,449,560	MXN	29,860,000	05/07/25	JPMorgan Chase Bank N.A.	(3,079)
USD	5,738,908	MXN	117,527,303	04/02/25	Morgan Stanley and Co. International PLC	(5,831)
USD	866,995	MXN	17,580,000	05/07/25	Morgan Stanley and Co. International PLC	11,757
USD	606,728	MXN	12,529,834	04/16/25	Morgan Stanley Capital Services, Inc.	(4,567)
USD	405,318	MXN	8,190,000	06/18/25	Standard Chartered Bank	9,048
USD	665,689	MXN	13,670,000	04/02/25	State Street Bank London	(2,501)
USD	1,661,421	MXN	33,760,000	05/07/25	State Street Bank London	19,052
USD	6,479,379	MXN	131,197,303	05/07/25	Toronto Dominion Bank	96,847
USD	8,390,848	MYR	37,082,583	06/18/25	Standard Chartered Bank	10,509
USD	39,394	NGN	65,000,000	05/20/25	Citibank N.A.	(1,836)
USD	1,973,719	NOK	21,640,000	04/02/25	JPMorgan Chase Bank N.A.	(80,455)
USD	970,300	NZD	1,705,725	04/02/25	HSBC Bank PLC	4,263
USD	486,890	NZD	850,000	04/02/25	The BNY Mellon	5,493
USD	484,902	NZD	855,725	05/07/25	UBS AG	(146)

140	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	544,559	PEN	2,000,000	04/02/25	Barclays Bank PLC	$(1,554)
USD	2,165,779	PEN	7,930,000	06/18/25	Citibank N.A.	4,400
USD	8,379,008	PEN	30,773,583	04/02/25	Goldman Sachs International	(23,909)
USD	8,454,520	PEN	30,773,583	05/07/25	Goldman Sachs International	58,714
USD	7,260,940	PEN	26,643,583	04/02/25	HSBC Bank PLC	(14,255)
USD	427,805	PEN	1,570,000	04/02/25	JPMorgan Chase Bank N.A.	(894)
USD	8,224,425	PEN	30,126,070	06/18/25	Standard Chartered Bank	13,345
USD	1,429,641	PEN	5,253,930	06/18/25	Standard Chartered Bank	(2,356)
USD	1,252,385	PEN	4,560,000	04/02/25	UBS AG	7,249
USD	77,506	PHP	4,440,000	04/02/25	Bank of America, N.A.	(83)
USD	76,871	PHP	4,440,000	04/02/25	JPMorgan Chase Bank N.A.	(718)
USD	2,110,530	PHP	121,315,400	04/03/25	JPMorgan Chase Bank N.A.	(9,442)
USD	315,162	PLN	1,245,316	04/02/25	Citibank N.A.	(5,961)
USD	1,669,836	PLN	6,484,684	04/02/25	Deutsche Bank AG	(2,336)
USD	389,130	PLN	1,500,000	04/02/25	Goldman Sachs International	2,333
USD	97,537	PLN	380,000	04/02/25	HSBC Bank PLC	(452)
USD	111,179	PLN	430,000	06/18/25	HSBC Bank PLC	622
USD	3,975,064	PLN	15,199,950	04/03/25	JPMorgan Chase Bank N.A.	55,679
USD	3,939,027	PLN	15,199,950	04/08/25	JPMorgan Chase Bank N.A.	20,381
USD	694,760	PLN	2,670,000	04/02/25	Morgan Stanley and Co. International PLC	6,261
USD	225,063	RON	1,030,000	04/02/25	Barclays Bank PLC	1,555
USD	1,068,779	RON	5,064,555	04/02/25	Goldman Sachs International	(30,216)
USD	1,105,942	RON	5,114,555	05/07/25	Goldman Sachs International	(2,739)
USD	8,131,895	RON	37,215,847	06/18/25	HSBC Bank PLC	76,598
USD	1,373,366	RON	6,525,000	04/07/25	UBS AG	(42,343)
USD	1,895,069	SGD	2,510,000	06/18/25	Merrill Lynch International	20,165
USD	19,874,968	THB	675,667,418	04/02/25	Goldman Sachs International	(41,537)
USD	1,040,089	THB	35,359,900	04/03/25	JPMorgan Chase Bank N.A.	(2,278)
USD	3,533,875	THB	119,710,000	06/18/25	Standard Chartered Bank	(14,028)
USD	1,056,672	THB	35,680,000	04/02/25	UBS AG	4,940
USD	5,053,187	TRY	218,110,000	06/18/25	Barclays Bank PLC	(174,403)
USD	773,913	TRY	35,600,000	09/17/25	Barclays Bank PLC	(4,263)
USD	355,914	TRY	16,550,000	06/18/25	Goldman Sachs International	(40,751)
USD	627,021	TWD	20,820,244	04/02/25	Bank of America, N.A.	(47)
USD	962,506	TWD	31,960,000	04/02/25	Barclays Bank PLC	(72)
USD	928,474	TWD	30,830,000	04/02/25	HSBC Bank PLC	(70)
USD	2,917,651	TWD	96,690,244	04/02/25	UBS AG	5,514
USD	393,917	TWD	13,080,000	04/02/25	UBS AG	(30)
USD	2,683,140	UGX	10,023,834,129	06/18/25	Standard Chartered Bank	(15,938)
USD	1,222,365	ZAR	22,813,000	04/07/25	Bank of America, N.A.	(17,543)
USD	818,039	ZAR	15,140,304	06/18/25	Citibank N.A.	(85)
USD	1,036,712	ZAR	19,160,000	04/02/25	Deutsche Bank AG	(5,051)
USD	721,367	ZAR	13,360,000	04/02/25	Goldman Sachs International	(5,040)

See accompanying Notes to the Financial Statements.	141

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	465,138	ZAR	8,450,000	05/07/25	Goldman Sachs International	$6,968
USD	1,002,239	ZAR	18,490,000	05/07/25	Goldman Sachs International	(312)
USD	2,575,461	ZAR	47,390,000	06/18/25	Goldman Sachs International	14,689
USD	12,227,548	ZAR	224,151,732	05/07/25	HSBC Bank PLC	73,759
USD	3,801,790	ZAR	69,480,000	06/18/25	HSBC Bank PLC	47,358
USD	2,080,054	ZAR	37,581,600	04/03/25	JPMorgan Chase Bank N.A.	36,833
USD	5,213,595	ZAR	94,995,700	04/07/25	JPMorgan Chase Bank N.A.	50,488
USD	2,064,920	ZAR	37,581,600	04/08/25	JPMorgan Chase Bank N.A.	22,481
USD	5,204,507	ZAR	94,995,700	04/14/25	JPMorgan Chase Bank N.A.	44,243
USD	972,924	ZAR	17,730,000	05/07/25	JPMorgan Chase Bank N.A.	11,581
USD	1,496,298	ZAR	27,150,000	05/07/25	Morgan Stanley and Co. International PLC	24,191
USD	497,061	ZAR	9,090,000	05/07/25	Natwest Markets PLC	4,190
USD	102,047	ZAR	1,890,000	06/18/25	Standard Chartered Bank	(81)
USD	622,761	ZAR	11,400,000	06/18/25	Standard Chartered Bank	6,749
USD	10,889,850	ZAR	201,211,732	04/02/25	State Street Bank London	(50,386)
ZAR	22,813,000	USD	1,238,791	04/07/25	Bank of America, N.A.	1,117
ZAR	17,630,000	USD	960,015	05/07/25	Barclays Bank PLC	(4,094)
ZAR	11,550,000	USD	634,201	05/07/25	Deutsche Bank AG	(7,945)
ZAR	2,160,000	USD	117,405	06/18/25	Goldman Sachs International	(687)
ZAR	224,151,732	USD	12,261,595	04/02/25	HSBC Bank PLC	(74,071)
ZAR	37,581,600	USD	2,065,782	04/03/25	JPMorgan Chase Bank N.A.	(22,561)
ZAR	94,995,700	USD	5,207,410	04/07/25	JPMorgan Chase Bank N.A.	(44,302)
ZAR	8,220,000	USD	445,545	05/07/25	Morgan Stanley and Co. International PLC	154
ZAR	9,580,000	USD	511,298	04/02/25	State Street Bank London	9,584
ZAR	32,800,000	USD	1,785,395	05/07/25	State Street Bank London	(6,937)
ZAR	7,740,000	USD	414,053	05/07/25	UBS AG	5,620

						$(774,263)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

335	10-Year Australian Bond Futures	Jun 2025	$ 23,518,290	$145,437

263	Euro BUND	Jun 2025	36,599,669	(272,924)

101	Long Gilt Futures	Jun 2025	11,953,241	(115,237)

10	U.S. Long Bond	Jun 2025	1,172,813	7,108

195	U.S. Treasury Note 10-Year	Jun 2025	21,687,656	108,798

486	U.S. Treasury Note 2-Year	Jun 2025	100,685,532	(36,491)

45	U.S. Treasury Note 5-Year	Jun 2025	4,867,031	21,433

261	U.S. Ultra 10-Year	Jun 2025	29,786,625	117,701

142	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Futures Contracts — continued

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

190	U.S. Ultra Bond	Jun 2025	$ 23,227,500	$179,314

				$155,139

Sales

140	U.S. Treasury Note 10-Year	Jun 2025	$ 15,570,625	$(86,711)

40	U.S. Treasury Note 2-Year	Jun 2025	8,286,875	(17,257)

211	U.S. Treasury Note 5-Year	Jun 2025	22,820,969	(138,834)

17	U.S. Ultra 10-Year	Jun 2025	1,940,125	(27,686)

				$(270,488)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
BRL-CDI	At Maturity	14.85%	At Maturity	01/04/27	HSBC Bank PLC	$—	BRL	(93,900,000)	$(1,636)	$(1,636)
9.80%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(7,138,618)	(126,876)	(126,876)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(3,314,365)	(101,472)	(101,472)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(4,045,627)	(123,582)	(123,582)
10.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	—	BRL	(3,890,000)	(115,430)	(115,430)
10.23%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(40,970,000)	(804,791)	(804,791)
10.29%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(1,078,605)	(18,725)	(18,725)
10.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(4,903,343)	(81,510)	(81,510)
10.81%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(6,010,963)	(77,272)	(77,272)
10.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(3,621,722)	(45,505)	(45,505)
11.03%	At Maturity	BRL-CDI	At Maturity	01/02/26	Bank of America, N.A.	—	BRL	(107,452,000)	(518,143)	(518,143)
11.07%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(6,209,175)	(72,371)	(72,371)
11.81%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America, N.A.	—	BRL	(3,447,253)	(59,230)	(59,230)
11.93%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America, N.A.	—	BRL	(5,164,395)	(84,627)	(84,627)
12.16%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(2,793,720)	(40,814)	(40,814)
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(2,485,227)	(15,853)	(15,853)
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,290,799)	(23,464)	(23,464)
13.96%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(4,462,141)	(15,975)	(15,975)
14.54%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(6,785,919)	(6,808)	(6,808)
14.82%	At Maturity	BRL-CDI	At Maturity	01/02/26	HSBC Sec. New York	—	BRL	(14,950,986)	(1,677)	(1,677)
COP-IBR	Quarterly	8.87%	Quarterly	03/19/35	HSBC Sec. New York	—	COP	(1,889,992,403)	7,679	7,679

						$—			$(2,328,082)	$(2,328,082)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
8.02%	Monthly	1-Month TIIE	Monthly	06/16/27	$—	MXN	326,979,800	$71,340	$71,340
8.89%	Monthly	1-Month TIIE	Monthly	11/10/34	—	MXN	203,790,000	350,473	350,473

See accompanying Notes to the Financial Statements.	143

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
9.04%	Monthly	1-Month TIIE	Monthly	11/14/29	$3	MXN	7,778,091	$15,093	$15,090
1.63%	Quarterly	3-Month Baht Interest Rate Fixing	Quarterly	06/18/30	—	THB	205,000,000	26,730	26,730
3-Month JIBAR	Quarterly	9.08%	Quarterly	09/17/35	32	ZAR	31,279,439	(11,000)	(11,032)
3-Month JIBAR	Quarterly	8.19%	Quarterly	11/23/28	—	ZAR	40,430,000	(46,083)	(46,083)
8.33%	Quarterly	3-Month JIBAR	Quarterly	03/06/29	1	ZAR	37,000,000	51,838	51,837
3-Month KSDA	Quarterly	2.63%	Quarterly	06/18/35	10,562	KRW	9,016,300,000	(428)	(10,990)
2.53%	Quarterly	3-Month KSDA	Quarterly	06/18/28	(223)	KRW	26,099,432,057	620	843
6.34%	Annual	6-Month BUBOR	Semi-Annual	09/17/27	10	HUF	797,026,433	(8,618)	(8,628)
6.53%	Annual	6-Month BUBOR	Semi-Annual	09/17/30	14	HUF	456,236,907	(11,811)	(11,825)
6-Month CLICP	Semi-Annual	4.92%	Semi-Annual	06/18/27	—	CLP	19,949,000,000	(7,059)	(7,059)
5.83%	Semi-Annual	6-Month MIBOR	Semi-Annual	06/18/27	1,690	INR	1,347,000,000	5,619	3,929
5.93%	Semi-Annual	6-Month MIBOR	Semi-Annual	06/18/30	249	INR	585,000,000	9,364	9,115
5.97%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	56	INR	257,807,500	(6,325)	(6,381)
6.00%	Semi-Annual	6-Month MIBOR	Semi-Annual	09/17/35	21	INR	95,481,111	336	315
6.04%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	14	INR	66,738,385	2,088	2,074
6.05%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	38	INR	174,688,000	8,167	8,129
6.10%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	12	INR	55,414,000	4,827	4,815
6.19%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	22	INR	107,244,000	17,724	17,702
6.21%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	21	INR	102,691,000	18,868	18,847
6.26%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/30	10	INR	73,891,000	12,838	12,828
6.26%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	9	INR	44,581,000	9,914	9,905
6.73%	Annual	6-Month MIBOR	Semi-Annual	09/17/30	15	HUF	492,558,145	15	—
3.60%	Annual	6-Month PRIBOR	Semi-Annual	09/17/30	35	CZK	73,082,659	3,493	3,458
1.56%	Quarterly	7-Day CNRR	Quarterly	09/17/30	15	CNY	9,294,607	(1,151)	(1,166)
1.64%	Quarterly	7-Day CNRR	Quarterly	09/17/30	22	CNY	13,863,486	5,272	5,250
1.67%	Quarterly	7-Day CNRR	Quarterly	06/18/30	4,826	CNY	68,500,000	39,340	34,514
2.03%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/19/30	58	THB	176,532,299	123,804	123,746
2.36%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/19/35	139	THB	259,121,488	348,460	348,321

									$1,016,097

OTC— Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value

4,019,000	USD	06/20/30	Morgan Stanley Capital Services, Inc.	(1.00%)	Quarterly	Brazil Government International Bonds, 3.75%, 09/12/31	$(16,475)	$174,793	$158,318

					Total OTC Credit Default Swap		$(16,475)	$174,793	$158,318

144	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value

1,730,000	USD	12/20/29	(1.00%)	Quarterly	MDC Holdings, Inc.	$(2,343)	$(49,830)	$(52,173)

Sell Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value

1,095,000	USD	12/20/29	5.00%	Quarterly	American Airlines Group, Inc.	$(105,913)	$49,141	$(56,772)

309,000	USD	06/20/30	5.00%	Quarterly	American Airlines Group, Inc.	(5,269)	(14,537)	(19,806)

11,980,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	(232,929)	863,099	630,170

35,700,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	(854,788)	2,732,674	1,877,886

94,446,000	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44**	(811,758)	5,605,338	4,793,580

4,213,000	USD	06/20/30	1.00%	Quarterly	CDX.NA.IG.S44***	(7,071)	82,139	75,068

1,730,000	USD	12/20/29	1.00%	Quarterly	Lennar Corp.	(33,690)	24,546	(9,144)

				Total Sell Protection		$(2,051,418)

			Total Centrally Cleared Credit Default Swaps			$(2,053,761)

OTC — Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)

Daily SOFR + 1.10%	JPEIFNTR	JPMorgan Chase Bank N.A.	07/03/25	Quarterly	$—	$(3,412,000)	$(56,947)	$(56,947)

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**

CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***

CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $1,759,944 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

See accompanying Notes to the Financial Statements.	145

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Currency Abbreviations

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CLP	—	Chilean Peso

CNH	—	Chinese Yuan Renminbi

CNY	—	Chinese Yuan

COP	—	Colombian Peso

CZK	—	Czech Koruna

DOP	—	Dominican Pesos

EGP	—	Egyptian Pound

EUR	—	Euro

GBP	—	United Kingdom Pound

GHS	—	New Ghanaian Cedi

HUF	—	Hungarian Forint

IDR	—	Indonesian Rupiah

INR	—	Indian Rupee

JMD	—	Jamaica Dollar

JPY	—	Japanese Yen

KES	—	Kenyan Shilling

KRW	—	South Korean Won

MXN	—	Mexican Peso

MYR	—	Malaysian Ringgit

NGN	—	Nigeria Naira

NOK	—	Norwegian Krona

NZD	—	New Zealand Dollar

PEN	—	Peruvian Nuevo Sol

PHP	—	Philippines Peso

PLN	—	Polish Zloty

PYG	—	Paraguay Guarani

RON	—	Romanian New Leu

SGD	—	Singapore Dollar

THB	—	Thai Baht

TRY	—	Turkish New Lira

TWD	—	Taiwan Dollar

UGX	—	Ugandan Shilling

USD	—	U.S. Dollar

UYU	—	Uruguayan Peso

ZAR	—	South African Rand

146	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Abbreviations

BUBOR	—	Budapest Interbank Offered Rate

CDI	—	CREST Depository Interest

CLICP	—	Chilean Average Chamber Index

CLO	—	Collateralized Loan Obligation

CMT	—	Constant Maturity Treasury Index

CNRR	—	China Fixing Repo Rates

EURIBOR	—	Euro Interbank Offered Rate

ICE	—	Intercontinental Exchange

JIBAR	—	Johannesburg Interbank Average Rate

KSDA	—	South Korea Three Month Interbank Rate

MIBOR	—	Mumbai Interbank Offered Rate

PIK	—	Payment In Kind

PRIBOR	—	Prague Interbank Offered Rate

SOFR	—	Secured Overnight Financing Rate

SONIA	—	Sterling Overnight Index Average

STACR	—	Structured Agency Credit Risk

TIIE	—	Mexican Interbank Equilibrium Interest Rate

See accompanying Notes to the Financial Statements.	147

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Asset Class Summary (Unaudited)	% of Net Assets

Corporate Debt	38.0

Sovereign Debt Obligations	33.0

U.S. Government and Agency Obligations	9.0

Mortgage Backed Securities - Private Issuers	5.4

Asset Backed Securities	3.5

Convertible Debt	0.5

Bank Loans	0.1

Centrally Cleared Interest Rate Swaps	0.0*

Common Stocks	0.0*

OTC Credit Default Swap	0.0*

Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*

OTC Total Return Swap	0.0*

Futures Contracts	0.0*

Forward Foreign Currency Contracts	0.0*

Centrally Cleared Credit Default Swaps	(0.1)

OTC Interest Rate Swaps	(0.1)

Short-Term Investments	5.7

Other Assets and Liabilities (net)	5.0

100.0%

* Amount rounds to zero.

148	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 99.2%

	Asset Backed Securities — 22.6%

81,825	Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, due 07/15/27	81,784

250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/15/30	257,368

150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	151,361

84,809	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, due 02/18/28	85,087

100,000	AREIT Ltd., Series 2025-CRE10, Class A, 5.71% (1 mo. USD Term SOFR + 1.39%), due 12/17/29(b) 144A	99,629

200,000	BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, due 11/15/28	202,180

250,000	Bain Capital CLO Ltd., Series 2024-1A, Class A1, 5.86% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	250,490

250,000	Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 5.25% (SOFR 30-day average + 0.90%), due 08/15/28(b)	250,733

250,000	Barings CLO Ltd., Series 2024-1A, Class A, 5.92% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	251,250

250,000	Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 5.48% (3 mo. USD Term SOFR + 1.18%), due 01/25/38(b) 144A	250,154

250,000	Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. USD Term SOFR + 1.00%), due 01/15/35(b) 144A	248,682

60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	61,143

180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	178,996

100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	101,083

250,000	Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, due 12/08/27	251,176

100,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11%, due 04/17/28 144A	100,735

100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	99,340

135,000	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	134,795

100,000	Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, due 08/22/30 144A	100,359

160,000	DLLAA LLC, Series 2025-1A, Class A3, 4.95%, due 09/20/29 144A	162,178

250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 5.68% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	249,857

127,630	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	128,305

226,175	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	221,589

127,718	Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 5.51% (3 mo. USD Term SOFR + 1.21%), due 04/17/31(b) 144A	127,750

200,000	Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, due 12/15/26	200,388

100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	100,587

250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	252,278

26,839	Ford Credit Auto Owner Trust, Series 2023-C, Class A2A, 5.68%, due 09/15/26	26,887

75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	74,700

250,000	Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.27% (3 mo. USD Term SOFR + 0.95%), due 04/22/34(b) 144A	248,275

100,000	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.69% (1 mo. USD Term SOFR + 1.39%), due 08/19/42(b) 144A	99,719

75,000	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	75,734

100,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	99,809

115,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, due 02/21/28	115,601

236,472	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A4, 0.73%, due 08/16/27	233,907

275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	278,054

See accompanying Notes to the Financial Statements.	149

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

172,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	174,299

100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	101,114

250,000	GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.27% (3 mo. USD Term SOFR + 0.97%), due 04/20/34(b) 144A	249,383

73,393	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	74,888

88,246	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	89,016

200,000	Honda Auto Receivables Owner Trust, Series 2024-4, Class A2, 4.56%, due 03/15/27	200,027

100,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	100,922

95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	95,187

300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 5.86% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	301,439

350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	357,429

45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	45,475

100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	101,538

105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	104,431

100,000	John Deere Owner Trust, Series 2025-A, Class A4, 4.42%, due 02/17/32	100,087

86,431	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	86,256

50,000	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, due 10/15/30 144A	50,077

100,000	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.70% (1 mo. USD Term SOFR + 1.39%), due 08/17/42(b) 144A	99,801

133,101	Magnetite XII Ltd., Series 2015-12A, Class AR4, 5.45% (3 mo. USD Term SOFR + 1.15%), due 10/15/31(b) 144A	133,221

82,603	Magnetite XV Ltd., Series 2015-15A, Class AR, 5.57% (3 mo. USD Term SOFR + 1.27%), due 07/25/31(b) 144A	82,646

250,000	Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 5.42% (3 mo. USD Term SOFR + 1.15%), due 01/25/38(b) 144A	248,809

60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	60,745

100,000	MF1 LLC, Series 2025-FL17, Class A, 5.63% (1 mo. USD Term SOFR + 1.32%), due 02/18/40(b) 144A	99,761

112,497	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	114,205

223,621	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	221,984

209,864	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	196,223

366,704	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	339,366

92,264	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	86,748

80,210	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	81,709

143,892	Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, due 12/15/59 144A	140,948

225,906	Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 5.54% (3 mo. USD Term SOFR + 1.25%), due 01/20/32(b) 144A	225,974

250,000	Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class AR, 5.67% (3 mo. USD Term SOFR + 0.95%), due 07/16/35(b) 144A	249,174

250,000	Neuberger Berman Loan Advisers CLO 43Ltd., Series 2021-43A, Class BR, 5.77% (3 mo. USD Term SOFR + 1.45%), due 07/17/36(b) 144A	248,715

100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	100,598

120,311	Octagon Loan Funding Ltd., Series 2014-1A, Class ARR, 5.76% (3 mo. USD Term SOFR + 1.44%), due 11/18/31(b) 144A	120,341

150	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

18,199	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 5.35% (3 mo. USD Term SOFR + 1.06%), due 07/20/29(b) 144A	18,208

250,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 5.95% (3 mo. USD Term SOFR + 1.66%), due 07/20/29(b) 144A	250,162

250,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 5.45% (3 mo. USD Term SOFR + 1.00%), due 01/15/33(b) 144A	249,222

220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	223,756

243,298	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	245,077

20,252	Santander Drive Auto Receivables Trust, Series 2023-6, Class A2, 6.08%, due 05/17/27	20,275

100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	100,263

86,377	Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91%, due 06/15/27	86,547

79,980	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, due 09/15/27	80,010

50,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, due 01/16/29	50,215

100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 03/17/31	100,634

80,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71%, due 06/15/28	80,047

9,883	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, due 03/15/27 144A	9,886

100,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, due 02/27/34 144A	100,848

250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	255,102

114,734	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26 144A	115,016

250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	252,437

100,000	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	100,606

119,871	Toyota Auto Receivables Owner Trust, Series 2024-D, Class A2A, 4.55%, due 08/16/27	119,946

100,000	Verizon Master Trust, Series 2023-2, Class A, 4.89%, due 04/13/28	100,006

190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	191,847

200,000	Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, due 08/20/30	199,293

75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,693

135,000	Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, due 03/20/30	135,296

60,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	59,848

100,000	Volvo Financial Equipment LLC, Series 2025-1A, Class A3, 4.46%, due 05/15/29 144A	100,104

100,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, due 04/17/28	100,018

		14,354,861

	Bank Loans — 3.3%

196,939	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.17% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	196,939

99,002	Applied Systems, Inc., 2024 1st Lien Term Loan, 7.05% (3 mo. USD Term SOFR + 2.75%), due 02/24/31(b)	98,986

99,750	Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 6.07% (1 mo. USD Term SOFR + 1.75%), due 06/24/30(b)	99,775

124,375	Belron Finance LLC, 2024 USD Term Loan B, 7.05% (3 mo. USD Term SOFR + 2.75%), due 10/16/31(b)	124,336

77,365	Carnival Corp., 2025 Term Loan (2028), 6.32% (1 mo. USD Term SOFR + 2.00%), due 10/18/28(b)	77,365

98,450	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.05% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	93,527

67,270	Elanco Animal Health, Inc., Term Loan B, 6.17% (1 mo. USD Term SOFR + 1.75%), due 08/01/27(b)	67,222

80,305	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 7.32% (1 mo. USD Term SOFR + 3.00%), due 10/09/29(b)	80,305

See accompanying Notes to the Financial Statements.	151

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Bank Loans — continued

100,000	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.07% (1 mo. USD Term SOFR + 1.75%), due 11/08/30(b)	99,922

134,583	Medline Borrower LP, 2024 USD Add-on Term Loan B, 6.57% (1 mo. USD Term SOFR + 2.25%), due 10/23/28(b)	134,476

98,469	Polaris Newco LLC, USD Term Loan B, 8.30% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(b)	94,400

59,912	Proampac PG Borrower LLC, 2024 Term Loan, 8.30% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	59,800

38,840	Proampac PG Borrower LLC, 2024 Term Loan, 8.32% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	38,767

98,755	Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, 7.05% (3 mo. USD Term SOFR + 2.75%), due 11/22/29(b)	98,409

97,729	SBA Senior Finance II LLC, 2024 Term Loan B, 6.08% (1 mo. USD Term SOFR + 1.75%), due 01/25/31(b)	97,770

131,283	Titan Acquisition Ltd., 2024 Term Loan B, 8.72% (6 mo. USD Term SOFR + 4.50%), due 02/15/29(b)	130,939

198,001	TransDigm, Inc., 2023 Term Loan J, 6.80% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	197,203

197,995	UKG, Inc., 2024 Term Loan B, 7.30% (3 mo. USD Term SOFR + 3.00%), due 02/10/31(b)	197,923

124,621	United Airlines, Inc., 2024 1st Lien Term Loan B, 6.30% (3 mo. USD Term SOFR + 2.00%), due 02/22/31(b)	124,523

		2,112,587

	Corporate Debt — 36.5%

18,000	3M Co., 4.80%, due 03/15/30	18,063

10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,450

23,000	AbbVie, Inc., 4.80%, due 03/15/29	23,296

10,000	Accenture Capital, Inc., 3.90%, due 10/04/27	9,936

25,000	Accenture Capital, Inc., 4.05%, due 10/04/29	24,654

145,000	Adobe, Inc., 4.75%, due 01/17/28(c)	147,141

13,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	13,075

49,000	AEP Texas, Inc., 3.85%, due 10/01/25 144A	48,697

43,000	AES Corp., 5.45%, due 06/01/28	43,759

28,000	Aflac, Inc., 1.13%, due 03/15/26	27,124

5,000	AGCO Corp., 5.45%, due 03/21/27	5,064

48,000	Alabama Power Co., 3.75%, due 09/01/27	47,421

19,000	Albemarle Corp., 4.65%, due 06/01/27	18,848

61,000	Amcor Flexibles North America, Inc., 4.80%, due 03/17/28 144A	61,351

11,000	Amcor Flexibles North America, Inc., 5.10%, due 03/17/30 144A	11,094

23,000	Ameren Corp., 5.70%, due 12/01/26	23,415

12,000	Ameren Illinois Co., 3.80%, due 05/15/28	11,812

124,604	American Airlines Pass-Through Trust, 3.00%, due 04/15/30	117,832

125,900	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	120,080

93,413	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	87,370

37,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	37,624

14,000	American Express Co., 4.99% (SOFR + 1.00%), due 05/01/26(b)	14,002

7,000	American Express Co., 5.10% (SOFR + 1.00%), due 02/16/28(b)	7,086

45,000	American Express Co., 5.28% (SOFR + 1.28%), due 07/27/29(b)	45,925

23,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	23,249

20,000	American Express Co., 5.65% (SOFR + 0.75%), due 04/23/27(b)	20,231

152	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

13,000	American Honda Finance Corp., 1.30%, due 09/09/26	12,440

10,000	American Honda Finance Corp., 4.40%, due 10/05/26	9,995

15,000	American Honda Finance Corp., 4.45%, due 10/22/27	14,998

200,000	American Tower Corp., 2.75%, due 01/15/27	193,689

25,000	American Tower Corp., 3.65%, due 03/15/27	24,586

7,000	American Tower Corp., 5.25%, due 07/15/28	7,127

17,000	Ameriprise Financial, Inc., 3.00%, due 04/02/25	16,999

34,000	Amgen, Inc., 5.15%, due 03/02/28	34,617

17,000	Analog Devices, Inc., 2.95%, due 04/01/25	17,000

2,000	Aon North America, Inc., 5.13%, due 03/01/27	2,022

6,000	AppLovin Corp., 5.13%, due 12/01/29	6,025

50,000	Arthur J Gallagher & Co., 4.60%, due 12/15/27	50,124

21,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	21,155

110,000	Asian Development Bank, 2.00%, due 04/24/26	107,634

120,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	121,301

38,000	AT&T, Inc., 1.70%, due 03/25/26	36,966

24,000	Athene Global Funding, 5.68%, due 02/23/26 144A	24,247

250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	252,290

29,000	Avangrid, Inc., 3.20%, due 04/15/25	28,977

100,000	Aviation Capital Group LLC, 4.75%, due 04/14/27 144A	100,089

20,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	20,995

34,000	Avnet, Inc., 6.25%, due 03/15/28	35,186

200,000	Avolon Holdings Funding Ltd., 2.13%, due 02/21/26 144A	195,310

42,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	39,327

25,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	24,096

136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	132,508

200,000	Banco Santander SA, 5.37% (1 yr. CMT + 0.95%), due 07/15/28(b)	202,935

13,000	Bank of America Corp., 1.20% (SOFR + 1.01%), due 10/24/26(b)	12,755

50,000	Bank of America Corp., 1.32% (SOFR + 1.15%), due 06/19/26(b)	49,644

246,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	237,167

5,000	Bank of America Corp., 2.55% (SOFR + 1.05%), due 02/04/28(b)	4,825

29,000	Bank of America Corp., 3.19% (3 mo. USD Term SOFR + 1.44%), due 07/23/30(b)	27,209

32,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	31,019

2,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	1,966

7,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	6,972

150,000	Bank of America Corp., 4.98% (SOFR + 0.83%), due 01/24/29(b)	151,540

20,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	20,324

300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	305,935

44,000	Bank of Montreal, 5.30%, due 06/05/26	44,409

14,000	Bank of New York Mellon Corp., 4.41% (SOFR + 1.35%), due 07/24/26(b)	13,989

37,000	Bank of New York Mellon Corp., 4.89% (SOFR + 0.84%), due 07/21/28(b)	37,355

19,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	19,101

19,000	Bank of Nova Scotia, 3.45%, due 04/11/25	18,993

155,000	Bank of Nova Scotia, 4.40% (SOFR + 1.00%), due 09/08/28(b)(c)	154,304

31,000	Becton Dickinson & Co., 4.69%, due 02/13/28	31,125

30,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	30,384

180,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	181,489

23,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	20,961

8,000	Blackstone Holdings Finance Co. LLC, 2.50%, due 01/10/30 144A	7,279

See accompanying Notes to the Financial Statements.	153

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	26,813

50,000	Boeing Co., 6.26%, due 05/01/27	51,456

200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	190,039

5,000	Booz Allen Hamilton, Inc., 4.00%, due 07/01/29 144A	4,707

17,000	BorgWarner, Inc., 4.95%, due 08/15/29	17,032

150,000	Boston Properties LP, 2.75%, due 10/01/26	145,474

27,000	Boston Scientific Corp., 1.90%, due 06/01/25	26,867

52,339	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	49,935

32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,560

74,000	Broadcom, Inc., 4.15%, due 02/15/28	73,389

29,000	Broadcom, Inc., 4.80%, due 04/15/28	29,219

150,000	Broadcom, Inc., 5.05%, due 07/12/29	152,121

200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	199,593

40,000	Bunge Ltd. Finance Corp., 1.63%, due 08/17/25	39,535

15,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	14,959

13,000	Canadian Imperial Bank of Commerce, 4.86% (SOFR + 1.03%), due 03/30/29(b)(c)	13,050

180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28(c)	182,209

40,000	Canadian Natural Resources Ltd., 2.05%, due 07/15/25	39,697

21,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	20,094

37,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)	37,627

35,000	Capital One Financial Corp., 5.70% (SOFR + 1.91%), due 02/01/30(b)	35,761

12,000	Cardinal Health, Inc., 4.70%, due 11/15/26	12,054

10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	10,085

41,000	Cardinal Health, Inc., 5.13%, due 02/15/29	41,672

15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,777

17,000	Caterpillar Financial Services Corp., 4.40%, due 03/03/28	17,049

15,000	Caterpillar Financial Services Corp., 4.80%, due 01/08/30	15,215

100,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	99,913

27,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	27,177

23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,432

9,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	9,497

18,000	Chevron USA, Inc., 4.69%, due 04/15/30	18,159

8,000	Cigna Group, 1.25%, due 03/15/26	7,755

27,000	Cigna Group, 5.00%, due 05/15/29	27,369

13,000	Cisco Systems, Inc., 4.55%, due 02/24/28	13,112

31,000	Cisco Systems, Inc., 4.75%, due 02/24/30	31,505

210,000	Citigroup, Inc., 1.46% (SOFR + 0.77%), due 06/09/27(b)	202,324

40,000	Citigroup, Inc., 4.79% (SOFR + 0.87%), due 03/04/29(b)	40,093

15,000	CME Group, Inc., 4.40%, due 03/15/30	14,980

10,000	CNH Industrial Capital LLC, 5.10%, due 04/20/29	10,130

50,000	Coca-Cola Consolidated, Inc., 5.25%, due 06/01/29	51,113

31,000	Comcast Corp., 4.55%, due 01/15/29	31,133

15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,084

23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,301

150,670	Consumers Securitization Funding LLC, 5.55%, due 03/01/28	152,687

25,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	24,568

36,000	Corebridge Global Funding, 0.90%, due 09/22/25 144A	35,381

250,000	Credit Agricole SA, 5.23% (SOFR + 1.13%), due 01/09/29(b) 144A	252,765

40,000	Crown Castle, Inc., 5.60%, due 06/01/29	40,892

154	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

19,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	18,755

175,000	CVS Health Corp., 1.30%, due 08/21/27	161,636

35,000	CVS Health Corp., 5.40%, due 06/01/29	35,667

100,000	Darden Restaurants, Inc., 4.35%, due 10/15/27	99,291

11,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30(d)	11,055

75,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25 144A	74,747

15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,234

15,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	15,188

100,000	DTE Energy Co., 4.95%, due 07/01/27	100,778

18,000	DTE Energy Co., 5.10%, due 03/01/29	18,244

125,000	Duke Energy Corp., 2.65%, due 09/01/26	121,745

104,303	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	99,373

37,000	Eastman Chemical Co., 5.00%, due 08/01/29	37,210

33,000	Ecolab, Inc., 1.65%, due 02/01/27	31,516

175,000	Edison International, 5.45%, due 06/15/29	172,774

24,000	EIDP, Inc., 4.50%, due 05/15/26	24,030

41,000	Element Fleet Management Corp., 3.85%, due 06/15/25 144A	40,907

113,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	114,900

133,000	Eli Lilly & Co., 4.55%, due 02/12/28	134,340

6,000	Eli Lilly & Co., 4.75%, due 02/12/30	6,094

150,000	Energy Transfer LP, 5.55%, due 02/15/28	153,583

23,000	Entergy Corp., 0.90%, due 09/15/25	22,630

33,000	Equinix, Inc., 1.25%, due 07/15/25	32,669

20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,229

100,000	Essential Utilities, Inc., 4.80%, due 08/15/27	100,406

190,000	Essex Portfolio LP, 3.63%, due 05/01/27	186,391

20,000	Eversource Energy, 2.90%, due 03/01/27	19,378

31,000	Eversource Energy, 4.75%, due 05/15/26	31,020

29,000	Exelon Corp., 5.15%, due 03/15/29	29,500

22,000	FedEx Corp., 3.25%, due 04/01/26	21,734

8,000	Fiserv, Inc., 5.15%, due 03/15/27	8,081

30,000	Fiserv, Inc., 5.45%, due 03/02/28	30,689

100,000	Flex Ltd., 6.00%, due 01/15/28	102,802

200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	197,631

20,000	GATX Corp., 5.40%, due 03/15/27	20,264

100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	100,472

22,000	General Motors Financial Co., Inc., 3.80%, due 04/07/25	21,995

10,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	9,912

21,000	General Motors Financial Co., Inc., 5.05%, due 04/04/28	21,028

28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	28,059

19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,085

10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,083

24,000	Georgia Power Co., 5.00%, due 02/23/27	24,308

35,000	Georgia-Pacific LLC, 1.75%, due 09/30/25(c) 144A	34,511

16,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	16,164

13,000	GlaxoSmithKline Capital, Inc., 4.50%, due 04/15/30	13,003

18,000	Global Payments, Inc., 1.20%, due 03/01/26	17,436

7,000	Goldman Sachs Bank USA, 5.28% (SOFR + 0.78%), due 03/18/27(b)	7,046

3,000	Goldman Sachs Bank USA, 5.41% (SOFR + 0.75%), due 05/21/27(b)	3,029

See accompanying Notes to the Financial Statements.	155

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

218,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	210,492

17,000	Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	17,145

5,000	Goldman Sachs Group, Inc., 5.73% (SOFR + 1.27%), due 04/25/30(b)	5,159

250,000	Goldman Sachs Group, Inc., 5.80% (SOFR + 1.08%), due 08/10/26(b)	251,024

25,000	Goldman Sachs Group, Inc., 6.48% (SOFR + 1.77%), due 10/24/29(b)	26,414

17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	16,958

120,000	HCA, Inc., 5.00%, due 03/01/28	121,010

39,000	HCA, Inc., 5.63%, due 09/01/28	39,899

116,000	HEICO Corp., 5.25%, due 08/01/28	118,080

18,000	Hershey Co., 4.75%, due 02/24/30	18,218

133,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	131,594

20,000	Home Depot, Inc., 4.88%, due 06/25/27	20,285

35,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	33,774

15,000	HP, Inc., 2.20%, due 06/17/25	14,911

30,000	Humana, Inc., 5.75%, due 03/01/28	30,845

116,000	Hyatt Hotels Corp., 5.05%, due 03/30/28	116,552

31,000	Hyundai Capital America, 1.30%, due 01/08/26 144A	30,199

150,000	Hyundai Capital America, 4.88%, due 11/01/27 144A	150,371

11,000	Hyundai Capital America, 5.65%, due 06/26/26 144A	11,122

12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,213

34,000	Hyundai Capital America, 6.10%, due 09/21/28 144A	35,253

21,000	Hyundai Capital America, 6.25%, due 11/03/25 144A	21,169

50,000	IDEX Corp., 4.95%, due 09/01/29	50,116

100,000	Infor LLC, 1.75%, due 07/15/25 144A	98,997

15,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	15,214

21,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	21,138

13,000	John Deere Capital Corp., 2.35%, due 03/08/27	12,554

28,000	Johnson & Johnson, 4.55%, due 03/01/28	28,314

234,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	223,874

38,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	36,855

43,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	39,820

57,000	JPMorgan Chase & Co., 2.08% (SOFR + 1.85%), due 04/22/26(b)	56,908

30,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	29,151

60,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	58,330

5,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.51%), due 01/29/27(b)	4,976

25,000	JPMorgan Chase & Co., 4.51% (SOFR + 0.86%), due 10/22/28(b)	24,980

5,000	JPMorgan Chase & Co., 4.60% (SOFR + 1.04%), due 10/22/30(b)	4,968

100,000	JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), due 01/24/29(b)	100,967

200,000	JPMorgan Chase & Co., 4.98% (SOFR + 0.93%), due 07/22/28(b)	201,810

5,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	5,046

37,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	37,419

30,000	JPMorgan Chase & Co., 5.04% (SOFR + 1.19%), due 01/23/28(b)	30,267

40,000	JPMorgan Chase & Co., 5.57% (SOFR + 0.93%), due 04/22/28(b)	40,804

16,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	16,506

230,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	235,473

4,000	Keurig Dr. Pepper, Inc., 5.05%, due 03/15/29	4,054

28,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	26,798

100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	98,789

50,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	48,044

156	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

8,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	7,944

10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	9,804

50,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	50,820

150,000	Lennox International, Inc., 5.50%, due 09/15/28	153,968

14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,335

240,000	Lloyds Banking Group PLC, 4.72% (1 yr. CMT + 1.75%), due 08/11/26(b)	239,864

200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	202,632

200,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/07/27(b)	203,334

15,000	Lowe’s Cos., Inc., 3.35%, due 04/01/27	14,691

13,000	LPL Holdings, Inc., 4.63%, due 11/15/27 144A	12,899

150,000	LPL Holdings, Inc., 5.70%, due 05/20/27	152,499

24,000	Main Street Capital Corp., 6.95%, due 03/01/29	24,698

50,000	Marriott International, Inc., 5.55%, due 10/15/28	51,445

197,000	Mars, Inc., 4.60%, due 03/01/28 144A	197,829

11,000	Mars, Inc., 4.80%, due 03/01/30 144A	11,066

120,000	Mastercard, Inc., 4.10%, due 01/15/28	119,789

28,000	Mastercard, Inc., 4.55%, due 03/15/28	28,212

6,000	McKesson Corp., 4.25%, due 09/15/29	5,944

25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	25,001

150,000	Microchip Technology, Inc., 4.90%, due 03/15/28	150,483

6,000	Mondelez International, Inc., 4.75%, due 02/20/29	6,072

12,000	Morgan Stanley, 0.99% (SOFR + 0.72%), due 12/10/26(b)	11,705

235,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	225,947

31,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	30,026

26,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	25,082

18,000	Morgan Stanley, 3.13%, due 07/27/26	17,693

200,000	Morgan Stanley, 4.68% (SOFR + 1.67%), due 07/17/26(b)	199,967

27,000	Morgan Stanley, 5.04% (SOFR + 1.22%), due 07/19/30(b)	27,231

5,000	Morgan Stanley, 5.12% (SOFR + 1.73%), due 02/01/29(b)	5,069

20,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	20,275

27,000	Morgan Stanley, 5.23% (SOFR + 1.11%), due 01/15/31(b)	27,445

200,000	Morgan Stanley, 5.66% (SOFR + 1.26%), due 04/18/30(b)	206,236

36,000	Morgan Stanley, 6.30% (SOFR + 2.24%), due 10/18/28(b)	37,445

250,000	Morgan Stanley Bank NA, 5.02% (SOFR + 0.91%), due 01/12/29(b)	253,050

8,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	7,955

13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,276

10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,188

18,000	New York State Electric & Gas Corp., 5.65%, due 08/15/28 144A	18,561

21,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	20,070

22,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	20,303

19,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	19,075

12,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	12,115

37,000	NextEra Energy Capital Holdings, Inc., 5.05%, due 03/15/30	37,497

23,000	Niagara Mohawk Power Corp., 1.96%, due 06/27/30 144A	19,894

33,000	NiSource, Inc., 0.95%, due 08/15/25	32,573

150,000	NiSource, Inc., 5.20%, due 07/01/29	152,812

125,000	Nordson Corp., 4.50%, due 12/15/29	123,137

15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,692

20,000	Nucor Corp., 2.00%, due 06/01/25	19,906

See accompanying Notes to the Financial Statements.	157

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

28,000	Nucor Corp., 4.65%, due 06/01/30	27,924

200,000	Nutrien Ltd., 3.00%, due 04/01/25	200,000

7,000	Nutrien Ltd., 4.90%, due 03/27/28	7,065

71,000	Nutrien Ltd., 5.20%, due 06/21/27	71,846

7,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	7,358

150,000	OGE Energy Corp., 5.45%, due 05/15/29	153,546

36,000	ONE Gas, Inc., 5.10%, due 04/01/29	36,768

75,000	ONEOK, Inc., 4.25%, due 09/24/27	74,353

33,000	Oracle Corp., 1.65%, due 03/25/26	32,081

19,000	Oracle Corp., 2.50%, due 04/01/25	19,000

32,000	Oracle Corp., 2.65%, due 07/15/26	31,247

14,000	Oracle Corp., 4.80%, due 08/03/28	14,117

21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,031

26,000	PACCAR Financial Corp., 4.00%, due 09/26/29	25,596

25,000	Pacific Life Global Funding II, 1.20%, due 06/24/25 144A	24,812

150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	149,316

27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, due 01/12/27 144A	27,286

30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	31,147

135,000	Pepsico Singapore Financing I Pte. Ltd., 4.93% (SOFR + 0.56%), due 02/16/27(b)	135,663

125,000	Petroleos Mexicanos, 6.50%, due 03/13/27	122,373

200,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	200,354

29,000	Philip Morris International, Inc., 4.88%, due 02/13/29	29,312

21,000	Phillips 66, 3.85%, due 04/09/25	20,996

33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	32,156

100,000	PNC Financial Services Group, Inc., 5.30% (SOFR + 1.34%), due 01/21/28(b)	101,397

180,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	185,552

21,000	Principal Life Global Funding II, 5.10%, due 01/25/29 144A	21,342

115,000	Private Export Funding Corp., 4.50%, due 02/07/27 144A	115,604

16,000	Prologis LP, 4.88%, due 06/15/28	16,182

5,000	Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 04/01/29 144A	5,104

235,000	Prudential Insurance Co. of America, 8.30%, due 07/01/25 144A	236,953

23,000	Public Service Enterprise Group, Inc., 0.80%, due 08/15/25	22,665

11,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	11,365

100,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	104,051

10,000	Quanta Services, Inc., 4.75%, due 08/09/27	10,021

15,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	15,080

150,000	Regal Rexnord Corp., 6.05%, due 02/15/26	151,163

17,000	RELX Capital, Inc., 4.75%, due 03/27/30	17,105

59,000	Rio Tinto Finance USA PLC, 4.50%, due 03/14/28	59,359

6,000	Rio Tinto Finance USA PLC, 4.88%, due 03/14/30	6,063

36,000	Rogers Communications, Inc., 5.00%, due 02/15/29	36,044

28,000	Ross Stores, Inc., 4.60%, due 04/15/25	27,996

21,000	Royal Bank of Canada, 1.15%, due 07/14/26	20,197

21,000	Royal Bank of Canada, 4.52% (SOFR + 0.86%), due 10/18/28(b)	20,951

15,000	Royal Bank of Canada, 4.72% (SOFR + 0.81%), due 03/27/28(b)	15,045

35,000	Royal Bank of Canada, 4.95%, due 02/01/29	35,467

150,000	Royal Bank of Canada, 4.97% (SOFR + 0.83%), due 01/24/29(b)	151,167

37,000	Royal Bank of Canada, 4.97% (SOFR + 1.10%), due 08/02/30(b)	37,276

30,000	Royal Bank of Canada, 5.20%, due 07/20/26	30,304

158	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

125,000	RTX Corp., 5.75%, due 11/08/26	127,331

11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,074

22,000	Ryder System, Inc., 5.25%, due 06/01/28	22,392

9,000	Ryder System, Inc., 5.38%, due 03/15/29	9,210

3,000	Ryder System, Inc., 5.50%, due 06/01/29	3,082

26,000	S&P Global, Inc., 2.70%, due 03/01/29	24,380

7,000	Sempra, 5.40%, due 08/01/26	7,057

25,000	Smith & Nephew PLC, 5.15%, due 03/20/27	25,232

25,000	Solventum Corp., 5.45%, due 02/25/27	25,368

85,000	Southern California Edison Co., 3.65%, due 03/01/28	82,331

250,000	Southern California Gas Co., 2.95%, due 04/15/27	242,791

29,000	Southern Co., 5.50%, due 03/15/29	29,917

27,000	Southern Co. Gas Capital Corp., 3.25%, due 06/15/26	26,619

200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	196,465

69,000	Sprint Capital Corp., 6.88%, due 11/15/28	73,686

120,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	120,317

27,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	28,155

27,000	State Street Corp., 3.03% (SOFR + 1.49%), due 11/01/34(b)	24,588

42,000	State Street Corp., 4.53% (SOFR + 1.02%), due 02/20/29(b)	42,030

32,000	State Street Corp., 4.54%, due 02/28/28	32,158

7,000	State Street Corp., 4.73%, due 02/28/30	7,039

12,000	Stryker Corp., 3.65%, due 03/07/28	11,730

40,000	Stryker Corp., 4.70%, due 02/10/28	40,268

14,000	Synopsys, Inc., 4.65%, due 04/01/28	14,084

5,000	Synopsys, Inc., 4.85%, due 04/01/30	5,034

31,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	30,986

100,000	Targa Resources Corp., 6.15%, due 03/01/29	104,599

24,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	22,421

12,000	T-Mobile USA, Inc., 2.25%, due 02/15/26	11,765

16,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	16,188

29,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	28,606

42,000	Toronto-Dominion Bank, 1.15%, due 06/12/25	41,714

31,000	Toronto-Dominion Bank, 3.77%, due 06/06/25	30,941

20,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	20,214

34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,454

205,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27	205,119

25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,335

30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,539

24,000	Trans-Allegheny Interstate Line Co., 3.85%, due 06/01/25 144A	23,958

18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	17,455

46,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)	42,153

17,000	Truist Financial Corp., 4.26% (SOFR + 1.46%), due 07/28/26(b)	16,970

37,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	37,774

35,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	37,696

5,000	Tyson Foods, Inc., 5.40%, due 03/15/29	5,115

31,726	U.S. Airways Pass-Through Trust, 3.95%, due 05/15/27	31,519

220,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	211,207

19,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	19,389

See accompanying Notes to the Financial Statements.	159

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

20,000	U.S. Bancorp, 5.78% (SOFR + 2.02%), due 06/12/29(b)	20,630

15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	14,746

200,000	UBS Group AG, 4.49% (1 yr. CMT + 1.55%), due 05/12/26(b) 144A	199,934

245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,016

90,638	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	86,196

144,539	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	142,886

3,410	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	3,476

23,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	22,263

14,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	14,161

250,000	Ventas Realty LP, 3.85%, due 04/01/27	246,630

50,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	46,322

232,000	Veralto Corp., 5.50%, due 09/18/26	234,906

100,000	VICI Properties LP, 4.75%, due 02/15/28	100,071

120,000	Vistra Operations Co. LLC, 5.05%, due 12/30/26 144A	120,467

28,000	VMware LLC, 1.40%, due 08/15/26	26,821

25,000	VMware LLC, 3.90%, due 08/21/27	24,569

27,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	26,343

15,000	Waste Management, Inc., 4.95%, due 07/03/27	15,236

14,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	14,006

5,000	WEC Energy Group, Inc., 5.00%, due 09/27/25	5,006

7,000	WEC Energy Group, Inc., 5.15%, due 10/01/27	7,102

105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	106,549

25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	23,051

225,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	220,525

10,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	9,793

11,000	Wells Fargo & Co., 4.54% (SOFR + 1.56%), due 08/15/26(b)	10,996

32,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	32,876

15,000	Workday, Inc., 3.50%, due 04/01/27	14,710

70,000	Xcel Energy, Inc., 4.75%, due 03/21/28	70,281

125,000	XPLR Infrastructure Operating Partners LP, 7.25%, due 01/15/29(c) 144A	123,095

15,000	Zimmer Biomet Holdings, Inc., 4.70%, due 02/19/27	15,051

21,000	Zoetis, Inc., 5.40%, due 11/14/25	21,084

		23,209,429

	Mortgage Backed Securities - Private Issuers — 5.8%

100,000	BMP Trust, Series 2024-MF23, Class A, 5.69% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,007

200,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.24% (1 mo. USD Term SOFR + 1.92%), due 08/15/41(b) 144A	201,219

171,460	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.28% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	171,053

81,241	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 5.12% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b) 144A	80,983

175,000	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.81% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	175,262

100,000	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.01% (1 mo. USD Term SOFR + 1.69%), due 08/15/39(b) 144A	100,164

79,666	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 5.96% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	79,737

160	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

169,066	BX Trust, Series 2021-RISE, Class A, 5.18% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	167,679

200,000	BX Trust, Series 2022-LBA6, Class A, 5.32% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,642

200,000	BX Trust, Series 2022-VAMF, Class A, 5.17% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	198,975

120,000	BX Trust, Series 2024-BIO, Class A, 5.96% (1 mo. USD Term SOFR + 1.64%), due 02/15/41(b) 144A	120,025

93,956	BX Trust, Series 2024-FNX, Class A, 5.76% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	93,865

129,808	BX Trust, Series 2024-PALM, Class A, 5.86% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	129,519

100,000	BX Trust, Series 2025-DIME, Class A, 5.47% (1 mo. USD Term SOFR + 1.15%), due 02/15/35(b) 144A	98,903

200,000	FS Trust, Series 2024-HULA, Class A, 6.13% (1 mo. USD Term SOFR + 1.81%), due 08/15/39(b) 144A	200,712

188,979	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 5.48% (1 mo. USD Term SOFR + 1.16%), due 04/15/38(b) 144A	188,689

14,668	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	14,348

100,000	JW Trust, Series 2024-BERY, Class A, 5.91% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,071

182,323	MHP Trust, Series 2022-MHIL, Class A, 5.13% (1 mo. USD Term SOFR + 0.81%), due 01/15/39(b) 144A	181,274

200,000	ORL Trust, Series 2024-GLKS, Class A, 5.81% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	200,187

400,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 5.32% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	397,242

125,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.76% (1 mo. USD Term SOFR + 1.44%), due 03/15/42(b) 144A	123,817

89,087	THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, due 12/10/34(e) 144A	90,889

153,809	TTAN, Series 2021-MHC, Class A, 5.28% (1 mo. USD Term SOFR + 0.96%), due 03/15/38(b) 144A	153,429

100,000	Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class A, 5.27%, due 03/15/38(e) 144A	99,872

		3,667,563

	Mortgage Backed Securities - U.S. Government Agency Obligations — 10.3%

316,926	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	308,317

98,933	Federal Home Loan Mortgage Corp., Pool # RC2071, 2.00%, due 06/01/36	90,148

106,683	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	103,175

100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, Class A2, 2.85%, due 03/25/26	98,406

200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KVAD, Class A, 3.12%, due 07/25/25	198,679

241,260	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW01, Class A2, 2.85%, due 01/25/26	238,671

245,267	Federal Home Loan Mortgage Corp. REMICS, Series 5502, Class FH, 5.74%, (SOFR 30-day average + 1.40%), due 02/25/55(b)	246,966

353,417	Federal Home Loan Mortgage Corp. REMICS, Series 5410, Class DF, 5.79%, (SOFR 30-day average + 1.45%), due 05/25/54(b)	357,087

495,742	Federal Home Loan Mortgage Corp. REMICS, Series 5486, Class FA, 5.79%, (SOFR 30-day average + 1.45%), due 12/25/54(b)	500,083

See accompanying Notes to the Financial Statements.	161

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

97,178	Federal National Mortgage Association, Pool # AL8943, 2.79%, due 10/01/25(e)	96,450

128,776	Federal National Mortgage Association, Pool # AM9939, 2.85%, due 11/01/25	127,366

190,474	Federal National Mortgage Association, Pool # AN0293, 2.81%, due 11/01/25	188,259

129,495	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	127,875

93,703	Federal National Mortgage Association, Pool # AN3359, 2.65%, due 12/01/26	91,254

113,770	Federal National Mortgage Association, Pool # AN4048, 3.01%, due 12/01/26	111,332

142,877	Federal National Mortgage Association, Pool # AN5377, 3.02%, due 05/01/27	139,533

193,786	Federal National Mortgage Association, Pool # AN7475, 3.06%, due 11/01/27	188,253

75,000	Federal National Mortgage Association, Pool # BL0240, 3.54%, due 11/01/25	74,431

190,971	Federal National Mortgage Association, Pool # BL0677, 3.50%, due 11/01/25	189,506

170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	167,837

165,000	Federal National Mortgage Association, Pool # BL2331, 2.91%, due 04/01/26	162,197

275,000	Federal National Mortgage Association, Pool # BL6406, 1.63%, due 05/01/27	260,516

340,452	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	329,420

193,373	Federal National Mortgage Association, Pool # BM7189, 2.92%, due 10/01/25(e)	192,269

100,000	Federal National Mortgage Association, Pool # BS5008, 2.22%, due 03/01/27	96,297

146,396	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	144,999

176,814	Federal National Mortgage Association, Pool # MA4053, 2.50%, due 06/01/35	164,319

281,013	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 4.95%, (SOFR 30-day average + 0.61%), due 09/25/36(b)	279,532

343,528	Federal National Mortgage Association REMICS, Series 2024-103, Class FH, 5.59%, (SOFR 30-day average + 1.25%), due 01/25/55(b)	342,641

268,215	Federal National Mortgage Association REMICS, Series 2024-15, Class FD, 5.69%, (SOFR 30-day average + 1.35%), due 04/25/54(b)	269,821

142,149	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	139,343

149,236	Federal National Mortgage Association-ACES, Series 2017-M1, Class A2, 2.42%, due 10/25/26(e)	145,002

169,341	Government National Mortgage Association REMICS, Series 2020-H13, Class FC, 4.87%, (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	167,134

215,791	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 6.30%, (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	216,858

		6,553,976

	Sovereign Debt Obligation — 0.3%

190,000	Province of Ontario, 1.05%, due 04/14/26	184,027

	U.S. Government and Agency Obligations — 20.4%

1,515,000	U.S. Treasury Notes, 2.63%, due 01/31/26	1,496,983

72,000	U.S. Treasury Notes, 3.38%, due 09/15/27	71,154

600,000	U.S. Treasury Notes, 3.88%, due 03/31/27	599,813

475,000	U.S. Treasury Notes, 3.88%, due 11/30/27	474,861

2,552,000	U.S. Treasury Notes, 3.88%, due 03/15/28	2,551,701

350,000	U.S. Treasury Notes, 4.00%, due 01/15/27	350,410

500,000	U.S. Treasury Notes, 4.00%, due 02/28/30	501,211

133,000	U.S. Treasury Notes, 4.00%, due 03/31/30	133,275

400,000	U.S. Treasury Notes, 4.13%, due 03/31/29	402,992

1,805,000	U.S. Treasury Notes, 4.25%, due 12/31/26	1,814,483

305,000	U.S. Treasury Notes, 4.25%, due 01/15/28	307,895

3,230,000	U.S. Treasury Notes, 4.25%, due 06/30/29	3,269,933

162	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

March 31, 2025

Par Value(a)		Description	Value ($)

		U.S. Government and Agency Obligations — continued

1,000,000		U.S. Treasury Notes, 4.38%, due 11/30/28	1,015,723

2,000		U.S. Treasury Notes, 4.63%, due 02/15/35	2,067

			12,992,501

		TOTAL DEBT OBLIGATIONS (COST $62,536,650)	63,074,944

		SHORT-TERM INVESTMENT — 1.1%

		Mutual Fund - Securities Lending Collateral — 1.1%

676,683		State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(f)(g)	676,683

		TOTAL SHORT-TERM INVESTMENT (COST $676,683)	676,683

		TOTAL INVESTMENTS — 100.3% (Cost $63,213,333)	63,751,627

		Other Assets and Liabilities (net) — (0.3)%	(178,133)

		NET ASSETS — 100.0%	$63,573,494

		Notes to Schedule of Investments:
	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
	(b)	Variable or floating rate note. Rate shown is as of March 31, 2025.
	(c)	All or a portion of this security is out on loan.
	(d)	When-issued security.
	(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	(f)	The rate disclosed is the 7-day net yield as of March 31, 2025.
	(g)	Represents an investment of securities lending cash collateral.
	144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $15,442,637 which represents 24.3% of net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

41	U.S. Treasury Note 2-Year	Jun 2025	$8,494,047	$38,258

Sales

2	U.S. Treasury Note 10-Year	Jun 2025	$ 222,438	$(723)

16	U.S. Treasury Note 5-Year	Jun 2025	1,730,500	(11,734)

				$(12,457)

See accompanying Notes to the Financial Statements.	163

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Currency Abbreviations

USD	—	U.S. Dollar

Abbreviations

ACES	—	Alternative Credit Enhancement Securities

CLO	—	Collateralized Loan Obligation

CMT	—	Constant Maturity Treasury Index

SOFR	—	Secured Overnight Financing Rate

164	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

March 31, 2025

Asset Class Summary (Unaudited)	% of Net Assets

Corporate Debt	36.5

Asset Backed Securities	22.6

U.S. Government and Agency Obligations	20.4

Mortgage Backed Securities - U.S. Government Agency Obligations	10.3

Mortgage Backed Securities - Private Issuers	5.8

Bank Loans	3.3

Sovereign Debt Obligation	0.3

Futures Contracts	0.0*

Short-Term Investment	1.1

Other Assets and Liabilities (net)	(0.3)

100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.	165

Mercer Funds

Statements of Assets and Liabilities

March 31, 2025

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund

Assets

Investments in securities, at value(a)(b)	1,591,323,051	930,015,808	3,731,021,375

Foreign currency, at value(c)	—	6,092,409	18,017,329

Cash and cash equivalents	72,727,012	52,068,305	103,735,826

Receivable for investments sold	3,535,633	4,035,600	15,792,945

Receivable for Fund shares sold	51,251	2,594,515	3,019,746

Dividend and interest receivable	1,193,617	2,791,605	16,838,115

Cash collateral held at broker on open futures contracts	3,681,000	885,554	1,126,000

Receivable for variation margin on open futures contracts	—	111,326	—

Foreign tax reclaims receivable	—	44,747	11,815,012

Securities lending income receivable	10,420	10,255	84,850

Prepaid expenses	9,379	5,959	21,444

Receivable from affiliate for advisory fee waived	2,069,586	1,439,007	3,493,161

Total assets	1,674,600,949	1,000,095,090	3,904,965,803

Liabilities

Payable for investments purchased	5,897,697	531,424	13,621,151

Obligation to return securities lending collateral	7,836,298	2,150,443	135,135,696

Payable for Fund shares repurchased	12,765,698	1,358	26,933,347

Payable for foreign capital gains tax	—	68,189	137,654

Payable to affiliates for:

Accrued advisory fees	3,801,562	1,983,479	6,517,688

Trustees fees	—	251	4,789

Administrative service fees - Class I	6,156	455	114,584

Payable for variation margin on open futures contracts	85,051	—	23,016

Accrued expenses	489,971	927,061	1,301,148

Total liabilities	30,882,433	5,662,660	183,789,073

Net assets	$1,643,718,516	$994,432,430	$3,721,176,730

166	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

March 31, 2025

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Net assets consist of:

Paid-in capital	1,469,423,147	$1,289,882,460	$3,141,076,317

Distributable earnings (Accumulated loss)	174,295,369	(295,450,030)	580,100,413

Net assets	$1,643,718,516	$994,432,430	$3,721,176,730

Net assets attributable to:

Class Y-3	$1,627,828,324	$993,231,138	$3,386,550,719

Class I	$15,890,192	$1,201,292	$334,626,011

Shares outstanding:

Class Y-3	155,501,420	126,731,848	305,618,000

Class I	1,520,265	153,385	30,290,132

Net asset value per unit:

Class Y-3	$10.47	$7.84	$11.08

Class I	$10.45	$7.83	$11.05

(a) Investments in securities, at cost	$1,446,019,021	$1,000,896,905	$3,263,840,564

(b) Securities loaned, at value	$126,250,654	$27,472,270	$257,777,049

(c) Foreign currency, at cost	$—	$6,085,683	$18,071,303

See accompanying Notes to the Financial Statements.	167

Mercer Funds

Statements of Assets and Liabilities (Continued)

March 31, 2025

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Assets

Investments in securities, at value(a)(b)	1,942,544,177	1,768,826,935	63,751,627

Foreign currency, at value(c)	287,402	14,523,943	—

Cash and cash equivalents	19,502,687	45,691,952	166,293

Receivable for investments sold	29,922,083	1,001,418	1,169,611

Receivable for TBA and/or when-issued securities sold	13,920,593	1,087,425	—

Receivable for Fund shares sold	577,406	85,557	534,447

Dividend and interest receivable	14,430,401	29,293,660	432,518

Cash collateral held at broker on open centrally cleared swap contracts	—	10,159,497	—

Cash collateral held at broker on open futures contracts	—	3,612,961	45,875

Cash collateral held at broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	—	1,545,138	—

Unrealized appreciation on open forward foreign currency contracts	75,997	5,492,602	—

Receivable for variation margin on open futures contracts	110,632	1,471,280	109

Receivable for expenses reimbursed from affiliate	—	—	69,521

OTC — Swap contracts, at value (up-front net premiums paid of $3,889, $174,793 and $—, respectively)	2,656	165,997	—

Foreign tax reclaims receivable	—	16,434	—

Receivable for swap contract premiums	506,668	2,783,433	—

Securities lending income receivable	9,728	26,397	154

Prepaid expenses	11,910	9,679	294

Receivable from affiliate for advisory fee waived	1,181,727	1,953,193	30,715

Total assets	2,023,084,067	1,887,747,501	66,201,164

Liabilities

Payable for investments purchased	38,413,224	3,197,725	1,696,415

Payable for TBA and/or when-issued securities purchased	13,446,484	8,059,460	10,982

Obligation to return securities lending collateral	16,696,885	2,829,455	676,683

Payable for Fund shares repurchased	2,236,138	891,130	19,317

Unrealized depreciation on open forward foreign currency contracts	853,202	6,266,865	—

OTC — Swap contracts, at value (up-front net premiums received of $—, $0 and $—, respectively)	—	2,392,708	—

Payable for variation margin on open centrally cleared swap contracts	489,070	971,910	—

Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	—	748,900	—

Payable for foreign capital gains tax	—	18,393	—

Written options, at value(d)	46,312	—	—

TBA Sale Commitments, at value(e)	3,297,188	—	—

Payable to affiliates for:

Accrued advisory fees	1,593,003	3,608,366	48,497

Trustees fees	825	428	14

Administrative service fees - Class I	9,017	2,026	—

Interest payable on TBA securities	5,083	—	—

Accrued expenses	615,619	1,024,425	175,762

Total liabilities	77,702,050	30,011,791	2,627,670

Net assets	$1,945,382,017	$1,857,735,710	$63,573,494

168	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

March 31, 2025

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Net assets consist of:

Paid-in capital	$2,132,740,146	$2,024,743,070	$62,980,623

Distributable earnings (Accumulated loss)	(187,358,129)	(167,007,360)	592,871

Net assets	$1,945,382,017	$1,857,735,710	$63,573,494

Net assets attributable to:

Class Y-3	$1,922,339,217	$1,852,266,102	$63,573,494

Class I	$23,042,800	$5,469,608	$—

Shares outstanding:

Class Y-3	213,965,339	224,765,847	6,307,133

Class I	2,563,043	664,563	—

Net asset value per unit:

Class Y-3	$8.98	$8.24	$10.08

Class I	$8.99	$8.23	$—

(a) Investments in securities, at cost	$1,989,266,966	$1,796,170,044	$63,213,333

(b) Securities loaned, at value	$33,007,013	$7,440,309	$662,521

(c) Foreign currency, at cost	$288,898	$14,681,220	$—

(d) Premiums on written options	$45,893	$—	$—

(e) Proceeds for TBA Sale Commitments	$3,297,812	$—	$—

See accompanying Notes to the Financial Statements.	169

Mercer Funds

Statements of Operations

Year Ended March 31, 2025

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund

Investment Income:

Dividends	$20,690,506	$28,287,725	$125,345,196

Interest	2,398,618	2,458,291	5,889,814

Withholding taxes	(17,264)	(3,067,319)	(12,324,143)

Securities lending income	98,278	165,118	664,600

Other income	521	—	6,713

Total investment income	23,170,659	27,843,815	119,582,180

Expenses:

Advisory fees	14,874,678	8,371,330	26,626,386

Custodian and fund accounting fees	250,354	480,327	686,960

Audit and tax fees	54,221	66,235	38,225

Transfer agent fees	46,607	49,014	55,484

Legal fees	271,588	179,633	661,949

Trustees fees	150,355	95,500	340,082

Registration fees	42,930	40,344	53,961

Administration service fees:

Class I	22,382	1,705	402,641

Shareholder service fees:

Class I	14,922	1,137	268,427

Miscellaneous	125,707	112,096	363,833

Total expenses	15,853,744	9,397,321	29,497,948

Advisory fee waiver	(8,139,476)	(5,164,783)	(14,560,458)

Net expenses	7,714,268	4,232,538	14,937,490

Net investment income	15,456,391	23,611,277	104,644,690

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments in securities	146,933,984	57,759,782 [1]	284,332,643 [2]

Closed futures contracts	(2,204,424)	6,563,915	(571,557)

Foreign currency related transactions	28	(1,705,820)	(2,880,713)

Net realized gain (loss)	144,729,588	62,617,877	280,880,373

Change in net unrealized appreciation (depreciation) on:

Investments in securities	(217,889,427)	(17,755,857)[3]	(86,927,165)[4]

Open futures contracts	(559,555)	(298,432)	(596,422)

Foreign currency related translations	(24)	85,823	149,581

Change in net unrealized appreciation (depreciation)	(218,449,006)	(17,968,466)	(87,374,006)

Net realized and unrealized gain (loss)	(73,719,418)	44,649,411	193,506,367

Net increase (decrease) in net assets resulting from operations	$(58,263,027)	$68,260,688	$298,151,057

1	Net of foreign capital gains tax of $4,355,962.

2	Net of foreign capital gains tax of $245,604.

3	Including net increase in accrued foreign capital gains taxes of $3,433,371.

4	Including net decrease in accrued foreign capital gains taxes of $23,401.

170	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

Year Ended March 31, 2025

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Investment Income:

Dividends	$—	$334,585	$—

Interest	95,111,045	136,803,145	2,966,252

Withholding taxes	—	(1,068,894)	—

Securities lending income	119,189	392,416	2,705

Other income	7,113	31,263	—

Total investment income	95,237,347	136,492,515	2,968,957

Expenses:

Advisory fees	6,557,610	14,004,064	172,212

Initial offering fee	—	—	74,697

Custodian and fund accounting fees	337,085	629,839	95,706

Audit and tax fees	81,127	108,329	78,814

Transfer agent fees	56,018	52,916	24,790

Legal fees	358,517	305,031	9,473

Trustees fees	183,952	160,142	5,182

Registration fees	44,055	42,405	34,623

Administration service fees:

Class I	58,731	7,979	—

Shareholder service fees:

Class I	39,154	5,320	—

Tax expense	—	1,916	—

Miscellaneous	127,262	108,915	12,444

Total expenses	7,843,511	15,426,856	507,941

Advisory fee waiver	(4,834,428)	(7,624,812)	(107,267)

Expense reimbursement	—	—	(285,866)

Net expenses	3,009,083	7,802,044	114,808

Net investment income	92,228,264	128,690,471	2,854,149

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments in securities	(21,222,764)	(20,518,993)[5]	208,133

Purchased option contracts	(1,050)	(862,813)	—

Swap contracts	351,685	969,272	—

Closed futures contracts	(875,788)	(5,602,887)	(28,908)

Written option contracts	591	522,177	—

Forward foreign currency contracts	1,095,127	294,536	—

Foreign currency related transactions	85,659	(3,549,158)	—

Net realized gain (loss)	(20,566,540)	(28,747,866)	179,225

Change in net unrealized appreciation (depreciation) on:

Investments in securities	44,151,521	(15,205,013)[6]	307,126

Purchased option contracts	—	162,670	—

Unfunded loan commitments	—	(5,253)	—

TBA sale commitments	(21,491)	—	—

Swap contracts	(29,133)	(3,419,611)	—

Open futures contracts	924,274	(854,580)	33,097

Written option contracts	(419)	(26,573)	—

Forward foreign currency contracts	(869,554)	(1,244,869)	—

See accompanying Notes to the Financial Statements.	171

Mercer Funds

Statements of Operations (Continued)

Year Ended March 31, 2025

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Foreign currency related translations	3,450	(84,786)	—

Change in net unrealized appreciation (depreciation)	44,158,648	(20,678,015)	340,223

Net realized and unrealized gain (loss)	23,592,108	(49,425,881)	519,448

Net increase in net assets resulting from operations	$115,820,372	$79,264,590	$3,373,597

5	Net of foreign capital gains tax of $46,831.

6	Including net increase in accrued foreign capital gains taxes of $103,521.

172	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Small/Mid Cap Equity Fund		Mercer Emerging Markets Equity Fund

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (decrease) in Net Assets:

Operations:

Net investment income	$15,456,391	$14,732,208	$23,611,277	$34,197,789

Net realized gain (loss)	144,729,588	87,067,360	62,617,877	(74,327,822)

Change in net unrealized appreciation (depreciation)	(218,449,006)	225,636,711	(17,968,466)	60,073,306

Net increase (decrease) in net assets resulting from operations	(58,263,027)	327,436,279	68,260,688	19,943,273

Distributions to shareholders (See Note 2):

Class Y-3	(160,530,536)	(59,320,377)	(15,825,614)	(34,591,171)

Class I	(1,580,704)	(263,781)*	(14,554)	(24,210)*

Total distributions	(162,111,240)	(59,584,158)	(15,840,168)	(34,615,381)

Net share transactions (See Note 7):

Class Y-3	64,685,892	(144,189,994)	(347,513,187)	(278,697,417)

Class I	5,502,395	11,411,696 *	(70,155)	1,212,826 *

Increase (decrease) in net assets resulting from net shares transactions	70,188,287	(132,778,298)	(347,583,342)	(277,484,591)

Net increase (decrease) in net assets	(150,185,980)	135,073,823	(295,162,822)	(292,156,699)

Net assets:

Beginning of year	1,793,904,496	1,658,830,673	1,289,595,252	1,581,751,951

End of year	$1,643,718,516	$1,793,904,496	$994,432,430	$1,289,595,252

*	The Class commenced operations on June 27, 2023.

See accompanying Notes to the Financial Statements.	173

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (decrease) in Net Assets:

Operations:

Net investment income	$104,644,690	$109,236,830	$92,228,264	$68,168,031

Net realized gain (loss)	280,880,373	62,185,541	(20,566,540)	(50,581,734)

Change in net unrealized appreciation (depreciation)	(87,374,006)	443,998,888	44,158,648	28,169,853

Net increase in net assets resulting from operations	298,151,057	615,421,259	115,820,372	45,756,150

Distributions to shareholders (See Note 2):

Class Y-3	(273,386,414)	(120,220,349)	(86,206,607)	(59,141,553)

Class I	(24,006,676)	(6,002,327)	(1,249,065)	(1,572,859)

Total distributions	(297,393,090)	(126,222,676)	(87,455,672)	(60,714,412)

Net share transactions (See Note 7):

Class Y-3	(244,111,628)	(388,611,554)	86,796,027	579,337,031

Class I	128,717,067	43,195,082	(27,902,645)	1,353,280

Increase (decrease) in net assets resulting from net shares transactions	(115,394,561)	(345,416,472)	58,893,382	580,690,311

Net increase (decrease) in net assets	(114,636,594)	143,782,111	87,258,082	565,732,049

Net assets:

Beginning of year	3,835,813,324	3,692,031,213	1,858,123,935	1,292,391,886

End of year	$3,721,176,730	$3,835,813,324	$1,945,382,017	$1,858,123,935

174	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Short Duration Fixed Income Fund

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Period Ended March 31, 2024#

Increase (decrease) in Net Assets:

Operations:

Net investment income	$128,690,471	$104,623,431	$2,854,149	$1,093,138

Net realized gain (loss)	(28,747,866)	(48,068,887)	179,225	222,353

Change in net unrealized appreciation (depreciation)	(20,678,015)	50,545,052	340,223	223,872

Net increase in net assets resulting from operations	79,264,590	107,099,596	3,373,597	1,539,363

Distributions to shareholders (See Note 2):

Class Y-3	(117,610,188)	(90,725,929)	(3,159,886)	(1,160,203)

Class I	(338,641)	(342,477)*	—	—

Total distributions	(117,948,829)	(91,068,406)	(3,159,886)	(1,160,203)

Net share transactions (See Note 7):

Class Y-3	114,810,842	427,147,036	3,255,405	59,725,218

Class I	403,000	5,248,961 *	—	—

Increase in net assets resulting from net shares transactions	115,213,842	432,395,997	3,255,405	59,725,218

Net increase in net assets	76,529,603	448,427,187	3,469,116	60,104,378

Net assets:

Beginning of year	1,781,206,107	1,332,778,920	60,104,378	—

End of year	$1,857,735,710	$1,781,206,107	$63,573,494	$60,104,378

*	The Class commenced operations on June 27, 2023.

#	The Fund commenced operations on December 1, 2023.

See accompanying Notes to the Financial Statements.	175

Mercer US Small/Mid Cap Equity Fund

Financial Highlights

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$11.90	$10.16	$11.80	$13.83	$7.71

Net investment income†	0.11	0.10	0.11	0.09	0.07

Net realized and unrealized gain (loss) on investments	(0.34)	2.05	(0.93)	0.49	6.38

Total from investment operations	(0.23)	2.15	(0.82)	0.58	6.45

Less dividends and distributions:

From net investment income	(0.11)	(0.11)	(0.10)	(0.09)	(0.07)

From net realized capital gains on investments	(1.09)	(0.30)	(0.72)	(2.52)	(0.26)

Total dividends and distributions	(1.20)	(0.41)	(0.82)	(2.61)	(0.33)

Net asset value, end of year	$10.47	$11.90	$10.16	$11.80	$13.83

Total investment return(a)	(3.02)%	21.61%	(6.69)%	3.45%	84.20%

Ratios/Supplemental Data:

Net investment income to average net assets	0.90%	0.92%	1.05%	0.66%	0.68%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.92%	0.93%	0.92%	0.92%	0.93%

Net expenses to average daily net assets(b)	0.45%	0.47%	0.45%	0.46%	0.46%

Portfolio turnover rate	46%	44%	42%	36%	59%

Net assets at end of year (in 000’s)	$1,627,828	$1,781,436	$1,658,831	$1,774,299	$1,867,168

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

176	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$11.89	$10.32(a	)

Net investment income†	0.08	0.05

Net realized and unrealized gain (loss) on investments	(0.34)	1.92

Total from investment operations	(0.26)	1.97

Less dividends and distributions:

From net investment income	(0.09)	(0.10)

From net realized capital gains on investments	(1.09)	(0.30)

Total dividends and distributions	(1.18)	(0.40)

Net asset value, end of year	$10.45	$11.89

Total investment return(b)	(3.29)%	19.50	%*

Ratios/Supplemental Data:

Net investment income to average net assets	0.66%	0.63	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.17%	1.19	%**

Net expenses to average daily net assets(c)	0.70%	0.72	%**

Portfolio turnover rate	46%	44%

Net assets at end of year (in 000’s)	$15,890	$12,468

(a)	The Class commenced operations on June 27, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	177

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$7.50	$7.56	$8.57	$11.47	$7.19

Net investment income†	0.17	0.17	0.23	0.19	0.14

Net realized and unrealized gain (loss) on investments	0.29	(0.05)	(1.06)	(1.82)	4.29

Total from investment operations	0.46	0.12	(0.83)	(1.63)	4.43

Less dividends and distributions:

From net investment income	(0.12)	(0.18)	(0.18)	(0.32)	(0.15)

From net realized capital gains on investments	—	—	—	(0.95)	—

Total dividends and distributions	(0.12)	(0.18)	(0.18)	(1.27)	(0.15)

Net asset value, end of year	$7.84	$7.50	$7.56	$8.57	$11.47

Total investment return(a)	6.20%	1.60%	(9.51)%	(15.35)%	61.78%

Ratios/Supplemental Data:

Net investment income to average net assets	2.23%	2.30%	3.04%	1.75%	1.47%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.89%	0.87%	0.87%	0.87%	0.87%

Net expenses to average daily net assets(b)	0.40%	0.47%	0.49%	0.47%	0.48%

Portfolio turnover rate	91%	57%	95%	51%	106%

Net assets at end of year (in 000’s)	$993,231	$1,288,384	$1,581,752	$1,636,594	$1,518,654

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

178	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$7.50	$7.59(a	)

Net investment income†	0.15	0.08

Net realized and unrealized gain (loss) on investments	0.28	—(b	)

Total from investment operations	0.43	0.08

Less dividends and distributions:

From net investment income	(0.10)	(0.17)

Total dividends and distributions	(0.10)	(0.17)

Net asset value, end of year	$7.83	$7.50

Total investment return(c)	5.79%	1.10	%*

Ratios/Supplemental Data:

Net investment income to average net assets	1.97%	1.38	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.14%	1.13	%**

Net expenses to average daily net assets(d)	0.64%	0.73	%**

Portfolio turnover rate	91%	57%

Net assets at end of year (in 000’s)	$1,201	$1,211

(a)	The Class commenced operations on June 27, 2023.

(b)	Amount rounds to less than ($0.01) per share.

(c)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	179

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$11.16	$9.78	$10.31	$12.36	$8.46

Net investment income†	0.31	0.31	0.32	0.30	0.19

Net realized and unrealized gain (loss) on investments	0.52	1.44	(0.57)	(0.30)	4.14

Total from investment operations	0.83	1.75	(0.25)	—	4.33

Less dividends and distributions:

From net investment income	(0.57)	(0.37)	(0.05)	(0.35)	(0.18)

From net realized capital gains on investments	(0.34)	—	(0.23)	(1.70)	(0.25)

Total dividends and distributions	(0.91)	(0.37)	(0.28)	(2.05)	(0.43)

Net asset value, end of year	$11.08	$11.16	$9.78	$10.31	$12.36

Total investment return(a)	7.93%	18.29%	(2.17)%	(1.07)%	51.42%

Ratios/Supplemental Data:

Net investment income to average net assets	2.76%	3.04%	3.51%	2.42%	1.78%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.75%	0.76%	0.76%	0.76%	0.76%

Net expenses to average daily net assets(b)	0.37%	0.38%	0.38%	0.39%	0.39%

Portfolio turnover rate	57%	43%	48%	57%	81%

Net assets at end of year (in 000’s)	$3,386,551	$3,627,146	$3,550,299	$3,689,849	$3,828,810

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

180	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$11.14	$9.76	$10.31	$12.99(a )

Net investment income†	0.27	0.28	0.23	0.17

Net realized and unrealized gain (loss) on investments	0.53	1.45	(0.51)	(0.82)

Total from investment operations	0.80	1.73	(0.28)	(0.65)

Less dividends and distributions:

From net investment income	(0.55)	(0.35)	(0.04)	(0.33)

From net realized capital gains on investments	(0.34)	—	(0.23)	(1.70)

Total dividends and distributions	(0.89)	(0.35)	(0.27)	(2.03)

Net asset value, end of year	$11.05	$11.14	$9.76	$10.31

Total investment return(b)	7.64%	18.08%	(2.47)%	(5.97)%*

Ratios/Supplemental Data:

Net investment income to average net assets	2.41%	2.73%	2.54%	2.00%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.01%	1.01%	1.02%	1.01%**

Net expenses to average daily net assets(c)	0.62%	0.63%	0.63%	0.63%**

Portfolio turnover rate	57%	43%	48%	57%

Net assets at end of year (in 000’s)	$334,626	$208,667	$141,733	$2,971

(a)	The Class commenced operations on July 22, 2021.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	181

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$8.92	$9.00		$9.80	$10.46	$10.48

Net investment income†	0.39	0.37		0.28	0.22	0.25

Net realized and unrealized gain (loss) on investments	0.07	(0.12)		(0.79)	(0.62)	0.20

Total from investment operations	0.46	0.25		(0.51)	(0.40)	0.45

Less dividends and distributions:

From net investment income	(0.40)	(0.33)		(0.29)	(0.22)	(0.25)

From net realized capital gains on investments	—	—		—	(0.04)	(0.22)

Total dividends and distributions	(0.40)	(0.33)		(0.29)	(0.26)	(0.47)

Net asset value, end of year	$8.98	$8.92		$9.00	$9.80	$10.46

Total investment return(a)	5.19%	2.77%		(5.20)%	(4.01)%	4.23%

Ratios/Supplemental Data:

Net investment income to average net assets	4.38%	4.13%		3.08%	2.09%	2.33%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.37%	0.38%		0.39%	0.39%	0.40%

Net expenses to average daily net assets(b)	0.14%	0.15%		0.15%	0.16%	0.15%

Portfolio turnover rate(c)	123%	128	%(d)	203%	131%	127%

Net assets at end of year (in 000’s)	$1,922,339	$1,807,860		$1,242,702	$1,371,901	$1,255,952

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 107%, 95%, 125%, 96%, and 100% for the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

(d)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the year.

182	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$8.92	$9.00		$9.79	$10.43(a	)

Net investment income†	0.37	0.34		0.25	0.03

Net realized and unrealized gain (loss) on investments	0.06	(0.12)		(0.78)	(0.67)

Total from investment operations	0.43	0.22		(0.53)	(0.64)

Less dividends and distributions:

From net investment income	(0.36)	(0.30)		(0.26)	—

Total dividends and distributions	(0.36)	(0.30)		(0.26)	—

Net asset value, end of year	$8.99	$8.92		$9.00	$9.79

Total investment return(b)	4.93%	2.50%		(5.42)%	(6.14	)%*

Ratios/Supplemental Data:

Net investment income to average net assets	4.10%	3.86%		2.77%	0.98	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.62%	0.63%		0.64%	0.66	%**

Net expenses to average daily net assets(c)	0.39%	0.40%		0.40%	0.42	%**

Portfolio turnover rate(d)	123%	128	%(e)	203%	131%

Net assets at end of year (in 000’s)	$23,043	$50,264		$49,690	$94,756

(a)	The Class commenced operations on December 27, 2021.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(d)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 107%, 95%, 125% and 96% for the years ended March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively.

(e)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the year.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	183

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$8.43	$8.35	$8.93	$9.58	$8.45

Net investment income†	0.60	0.60	0.50	0.42	0.46

Net realized and unrealized gain (loss) on investments	(0.23)	0.02	(0.78)	(0.74)	1.00

Total from investment operations	0.37	0.62	(0.28)	(0.32)	1.46

Less dividends and distributions:

From net investment income	(0.56)	(0.54)	(0.30)	(0.30)	(0.33)

From net realized capital gains on investments	—	—	—	(0.03)	—

Total dividends and distributions	(0.56)	(0.54)	(0.30)	(0.33)	(0.33)

Net asset value, end of year	$8.24	$8.43	$8.35	$8.93	$9.58

Total investment return(a)	4.40%	7.54%	(2.96)%	(3.44)%	17.12%

Ratios/Supplemental Data:

Net investment income to average net assets	7.04%	7.12%	6.05%	4.35%	4.83%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.84%	0.86%	0.88%	0.90%	0.87%

Net expenses to average daily net assets(b)	0.43%	0.43%	0.44%	0.45%	0.45%

Portfolio turnover rate	77%	63%	66%	77%	117	%(c)

Net assets at end of year (in 000’s)	$1,852,266	$1,776,018	$1,332,779	$1,106,335	$854,159

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)	Portfolio turnover calculation does not include $400,305,493 of securities transferred out of the Fund as part of in-kind redemptions.

†	Computed using average shares outstanding throughout the year.

184	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$8.42	$8.49(a	)

Net investment income†	0.57	0.44

Net realized and unrealized gain (loss) on investments	(0.22)	0.02

Total from investment operations	0.35	0.46

Less dividends and distributions:

From net investment income	(0.54)	(0.53)

Total dividends and distributions	(0.54)	(0.53)

Net asset value, end of year	$8.23	$8.42

Total investment return(b)	4.14%	5.53	%*

Ratios/Supplemental Data:

Net investment income to average net assets	6.79%	6.97	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.09%	1.11	%**

Net expenses to average daily net assets(c)	0.68%	0.69	%**

Portfolio turnover rate	77%	63%

Net assets at end of year (in 000’s)	$5,470	$5,188

(a)	The Class commenced operations on June 27, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	185

Mercer Short Duration Fixed Income Fund

Financial Highlights (Continued)

	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class Y-3 Share Outstanding Throughout Each Year:

Net asset value, beginning of year	$10.04	$10.00(a	)

Net investment income†	0.50	0.17

Net realized and unrealized gain (loss) on investments	0.10	0.04

Total from investment operations	0.60	0.21

Less dividends and distributions:

From net investment income	(0.50)	(0.17)

From net realized capital gains on investments	(0.06)	—

Total dividends and distributions	(0.56)	(0.17)

Net asset value, end of year	$10.08	$10.04

Total investment return(b)	6.09%	2.15	%*

Ratios/Supplemental Data:

Net investment income to average net assets	4.97%	4.91	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.88%	1.09	%**

Net expenses to average daily net assets(c)	0.20%	0.20	%**

Portfolio turnover rate	167%	118	%*

Net assets at end of year (in 000’s)	$63,573	$60,104

(a)	The Fund commenced operations on December 1, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the years shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the year.

*	Not annualized.

**	Annualized.

186	See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to Financial Statements

March 31, 2025

1.	Organization

Mercer Funds (the “Trust”) consists of the following six series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

Investment Objectives:

The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed and Emerging Markets is to provide long-term total return, which includes capital appreciation and income.

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of March 31, 2025, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in each of the Funds except Short Duration Fixed.

2.	Significant accounting policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.

The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds’ Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value

187

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Fixed income securities are valued using at a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the year ended March 31, 2025, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three

188

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” or “TBA” commitments or when-issued securities approximate fair value and are determined using Level 2 inputs as of March 31, 2025. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts, options, forward foreign currency contracts and swap contracts are determined using Level 1 inputs as of March 31, 2025.

The following is a summary of the portfolio securities by level based on inputs used as of March 31, 2025 in valuing the assets and liabilities of the Funds for which fair valuation was used:

Small/Mid Cap

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Common Stocks

Basic Materials	$34,080,694	$—	$—		$34,080,694

Communications	42,927,481	—	—		42,927,481

Consumer, Cyclical	266,653,826	—	0	*	266,653,826

Consumer, Non-cyclical	382,281,128	—	—		382,281,128

Energy	67,482,480	—	—		67,482,480

Financial	310,064,091	—	—		310,064,091

Government	2,152,666	—	—		2,152,666

Industrial	272,592,058	—	—		272,592,058

Technology	171,401,891	—	—		171,401,891

Utilities	33,850,438	—	—		33,850,438

Total Common Stocks	1,583,486,753	—	—		1,583,486,753

Short-Term Investment

Mutual Fund - Securities Lending Collateral	7,836,298	—	—		7,836,298

189

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures Contracts†

Buys	$403,730	$—	$—	$403,730

Total	$1,591,726,781	$—	$—	$1,591,726,781

*	Represents one or more Level 3 securities at $0 value as of March 31, 2025.

†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Common Stocks

Brazil	$51,700,617	$—	$—		$51,700,617

Canada	4,534,577	—	—		4,534,577

Chile	7,815,516	—	—		7,815,516

China	17,939,245	250,902,074	—		268,841,319

Colombia	1,714,996	—	—		1,714,996

Czech Republic	—	1,046,779	—		1,046,779

Greece	—	7,757,941	—		7,757,941

Hong Kong	—	5,002,004	—		5,002,004

Hungary	—	3,892,607	—		3,892,607

India	11,893,422	141,583,847	—		153,477,269

Indonesia	95,798	13,813,361	—		13,909,159

Italy	—	3,701,944	—		3,701,944

Japan	—	2,118,189	—		2,118,189

Kazakhstan	2,143,164	—	0	*	2,143,164

Kuwait	—	3,043,370	—		3,043,370

Luxembourg	—	124,229	—		124,229

Macau	—	1,830,632	—		1,830,632

Malaysia	—	10,046,048	—		10,046,048

Mexico	31,051,585	827,243	9,556		31,888,384

Netherlands	—	3,777,619	—		3,777,619

Panama	1,760,623	—	—		1,760,623

Peru	4,967,396	—	—		4,967,396

Philippines	289,712	3,841,666	—		4,131,378

Poland	—	6,978,132	—		6,978,132

190

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Portugal	$—	$3,523,646	$—	$3,523,646

Qatar	—	3,020,131	—	3,020,131

Russia	—	—	483,373	483,373

Saudi Arabia	—	24,874,947	—	24,874,947

Singapore	2,673,088	—	—	2,673,088

South Africa	1,423,546	25,308,794	—	26,732,340

South Korea	3,298,426	75,533,342	—	78,831,768

Taiwan	—	133,725,932	—	133,725,932

Thailand	2,489,313	12,740,173	—	15,229,486

Turkey	—	4,203,116	—	4,203,116

United Arab Emirates	—	9,009,767	—	9,009,767

United Kingdom	—	4,618,794	—	4,618,794

United States	4,800,593	—	—	4,800,593

Vietnam	—	1,708,376	—	1,708,376

Zambia	2,843,136	—	—	2,843,136

Total Common Stocks	153,434,753	758,554,703	492,929	912,482,385

Preferred Stocks

Brazil	12,849,622	—	—	12,849,622
South Korea	—	2,523,832	—	2,523,832

Total Preferred Stocks	12,849,622	2,523,832	—	15,373,454

Rights	9,526	—	—	9,526

Short-Term Investment

Mutual Fund - Securities Lending Collateral	2,150,443	—	—	2,150,443

Total	$168,444,344	$761,078,535	$492,929	$930,015,808

191

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures Contracts†

Buys	$(297,486)	$—	$—	$(297,486)

Total	$(297,486)	$—	$—	$(297,486)

*	Represents one or more Level 3 securities at $0 value as of March 31, 2025.

†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$3,524,552	$72,888,749	$—	$76,413,301
Austria	—	13,663,721	—	13,663,721
Belgium	—	13,380,010	—	13,380,010
Brazil	21,869,693	943,416	—	22,813,109
Burkina Faso	201,662	—	—	201,662
Canada	208,902,604	—	—	208,902,604
China	11,633,901	73,357,774	—	84,991,675
Denmark	—	40,080,875	—	40,080,875
Finland	—	20,098,386	—	20,098,386
France	—	310,974,434	—	310,974,434
Georgia	—	3,427,058	—	3,427,058
Germany	1,253,327	315,358,271	—	316,611,598
Greece	—	6,292,971	—	6,292,971
Guatemala	170,693	—	—	170,693
Hong Kong	344,612	59,603,605	—	59,948,217
Hungary	—	4,392,063	—	4,392,063
India	7,900,934	2,277,216	—	10,178,150
Indonesia	—	83,056	—	83,056
Ireland	1,081,061	54,556,373	—	55,637,434
Israel	4,986,960	15,548,749	—	20,535,709
Italy	8,483,660	177,459,756	—	185,943,416
Japan	803,322	683,877,145	—	684,680,467

192

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Luxembourg	$—	$385,678	$—	$385,678
Macau	—	2,705,533	—	2,705,533
Netherlands	3,931,478	133,516,108	—	137,447,586
New Zealand	—	2,466,069	—	2,466,069
Nigeria	—	142,200	—	142,200
Norway	877,100	29,328,144	—	30,205,244
Portugal	—	12,513,262	—	12,513,262
Russia	—	—	228,825	228,825
Singapore	5,993,014	23,141,042	—	29,134,056
South Africa	—	713,684	—	713,684
South Korea	—	25,028,953	—	25,028,953
Spain	1,345,243	130,235,940	—	131,581,183
Sweden	1,940,435	82,972,577	—	84,913,012
Switzerland	20,106,886	181,268,476	—	201,375,362
Taiwan	13,517,546	18,958,816	—	32,476,362
Turkey	—	2,025,415	—	2,025,415
United Kingdom	26,598,911	383,465,975	—	410,064,886
United States	83,119,179	245,678,165	—	328,797,344

Total Common Stocks	428,586,773	3,142,809,665	228,825	3,571,625,263

Investment Companies	12,875,253	—	—	12,875,253

Preferred Stocks	—	11,385,163	—	11,385,163

Short-Term Investment
Mutual Fund - Securities Lending Collateral	135,135,696	—	—	135,135,696

Total	$576,597,722	$3,154,194,828	$228,825	$3,731,021,375

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(304,889)	$—	$—	$(304,889)

Total	$(304,889)	$—	$—	$(304,889)

†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

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Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,924,511,747	$—	$1,924,511,747

Common Stock	—	—	26,796	26,796

Short-Term Investments
Mutual Fund - Securities Lending Collateral	16,696,885	—	—	16,696,885
U.S. Government and Agency Obligation	—	1,308,749	—	1,308,749

Total Short-Term Investments	16,696,885	1,308,749	—	18,005,634

Forward Foreign Currency Contracts	—	75,997	—	75,997

Futures Contracts†
Buys	648,045	—	—	648,045

Swaps
Centrally Cleared Interest Rate Swaps†	—	241,199	—	241,199
OTC Credit Default Swaps	—	2,656	—	2,656
Centrally Cleared Credit Default Swap†	—	65,698	—	65,698

Total Swaps	—	309,553	—	309,553

Total	$17,344,930	$1,926,206,046	$26,796	$1,943,577,772

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(3,297,188)	$—	$(3,297,188)

Forward Foreign Currency Contracts	—	(853,202)	—	(853,202)

Futures Contract†
Buys	(7,756)	—	—	(7,756)

Written Options
Written Exchange-Traded Options	(46,312)	—	—	(46,312)

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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$(342,925)	$—	$(342,925)

Total	$(54,068)	$(4,493,315)	$—	$(4,547,383)

†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps, if any, are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$65,175,259	$—	$65,175,259
Bank Loans	—	866,177	1,215,905	2,082,082
Convertible Debt	—	8,626,322	—	8,626,322
Corporate Debt	—	705,630,655	—	705,630,655
Mortgage Backed Securities - Private Issuers	—	99,459,010	—	99,459,010
Mortgage Backed Securities -
U.S. Government Agency Obligations	—	155,898	—	155,898
Sovereign Debt Obligations	—	613,015,597	—	613,015,597
U.S. Government and Agency Obligations	—	168,076,091	—	168,076,091

Total Debt Obligations	—	1,661,005,009	1,215,905	1,662,220,914

Common Stocks
Basic Materials	—	—	61,944	61,944
Industrial	—	396,971	—	396,971

Total Common Stocks	—	396,971	61,944	458,915

Short-Term Investments
Mutual Fund - Securities Lending Collateral	2,829,455	—	—	2,829,455
Sovereign Debt Obligations	—	10,375,104	—	10,375,104
U.S. Government and Agency Obligations	—	92,942,547	—	92,942,547

Total Short-Term Investments	2,829,455	103,317,651	—	106,147,106

Forward Foreign Currency Contracts†	—	5,492,602	—	5,492,602

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March 31, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$579,791	$—	$—	$579,791

Swaps
OTC Interest Rate Swap	—	7,679	—	7,679
Centrally Cleared Interest Rate Swaps†	—	1,119,261	—	1,119,261
OTC Credit Default Swap	—	158,318	—	158,318

Total Swaps	—	1,285,258	—	1,285,258

Total	$3,409,246	$1,771,497,491	$1,277,849	$1,776,184,586

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level3)	Total
Forward Foreign Currency Contracts†	$—	$(6,266,865)	$—	$(6,266,865)
Futures Contracts†
Buys	(424,652)	—	—	(424,652)
Sales	(270,488)	—	—	(270,488)
Total Futures Contracts	(695,140)	—	—	(695,140)

Swaps
OTC Interest Rate Swaps	—	(2,335,761)	—	(2,335,761)
Centrally Cleared Interest Rate Swaps†	—	(103,164)	—	(103,164)
Centrally Cleared Credit Default Swaps†	—	(2,053,761)	—	(2,053,761)
OTC Total Return Swap	—	(56,947)	—	(56,947)

Total Swaps	—	(4,549,633)	—	(4,549,633)

Total	$(695,140)	$(10,816,498)	$—	$(11,511,638)

†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps, if any, are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

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Short Duration Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$63,074,944	$—	$63,074,944

Short-Term Investment
Mutual Fund - Securities Lending Collateral	676,683	—	—	676,683

Futures Contract†
Buys	38,258	—	—	38,258

Total	$714,941	$63,074,944	$—	$63,789,885

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(12,457)	$—	$—	$(12,457)

Total	$(12,457)	$—	$—	$(12,457)

†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Emerging Markets had Level 3 transfers during the year ended March 31, 2025; however, none of the transfers individually or collectively had a material impact on the Fund.

(b) Investments in derivative instruments

1.  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

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2.  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

During the year ended March 31, 2025, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of March 31, 2025.

3.  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin” may be paid by the Fund to or drawn by the Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Funds. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is

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the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Funds.

While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.

During the year ended March 31, 2025, Small/Mid Cap, Non-US Core Equity and Emerging Markets used futures to equitize cash. Core Fixed, Opportunistic Fixed and Short Duration Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain emerging market country indices in the Fund. See each Fund’s Schedule of Investments for a listing of open futures contracts as of March 31, 2025.

4.  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized

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gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

A Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the year ended March 31, 2025, Core Fixed and Opportunistic Fixed used options for tail risk hedging (i.e., hedging strategies designed to protect against large unexpected market movements) and to manage currency, interest rate, duration and volatility exposure. See the Core Fixed and Opportunistic Fixed Schedules of Investments for the listing of options as of March 31, 2025.

5.  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A Fund may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statements of Operations.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swaps may have as reference obligations of one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to the Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Derivatives Risk Manager for the Funds, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven (7) days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Adviser may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

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Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant’s swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Central clearing and exchange trading is required by the CFTC for many instruments traded in the swaps market. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments, and further may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies.

In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental

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March 31, 2025

to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund’s investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

During the year ended March 31, 2025, Core Fixed and Opportunistic Fixed used swaps to adjust interest rate and yield curve exposure or to manage interest fluctuation and credit exposure. See Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swaps as of March 31, 2025.

6. Derivatives risk exposures

At March 31, 2025 and during the year then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total
Small/Mid Cap

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$403,730	$403,730

Net Realized Gain (Loss)(2)

Futures Contracts	—	—	—	(2,204,424)	(2,204,424)

Change in Appreciation (Depreciation)(3)

Futures Contracts	—	—	—	(559,555)	(559,555)

Emerging Markets

Liability Derivatives

Futures Contracts(1)	—	—	—	(297,486)	(297,486)

Net Realized Gain (Loss)(2)

Futures Contracts	—	—	—	6,563,915	6,563,915

Change in Appreciation (Depreciation)(3)

Futures Contracts	—	—	—	(298,432)	(298,432)

Non-US Core Equity

Liability Derivatives

Futures Contracts(1)	—	—	—	(304,889)	(304,889)

Net Realized Gain (Loss)(2)

Futures Contracts	—	—	—	(571,557)	(571,557)

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March 31, 2025

	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total

Change in Appreciation (Depreciation)(3)

Futures Contracts	$—	$—	$—	$(596,422)	$(596,422)

Core Fixed

Asset Derivatives
Futures Contracts(1)	648,045	—	—	—	648,045

Forward Foreign Currency Contracts(4)	—	75,997	—	—	75,997

OTC Swaps Contracts	—	—	2,656	—	2,656

Centrally Cleared Swap Contracts(5)	241,199	—	65,698	—	306,897

Total Value	$889,244	$75,997	$68,354	$—	$1,033,595

Liability Derivatives

Options Written(6)	(46,312)	—	—	—	(46,312)

Futures Contracts(1)	(7,756)	—	—	—	(7,756)

Forward Foreign Currency Contracts(7)	—	(853,202)	—	—	(853,202)

Centrally Cleared Swap Contracts(5)	(342,925)	—	—	—	(342,925)

Total Value	$(396,993)	$(853,202)	$—	$—	$(1,250,195)

Net Realized Gain (Loss)(2)

Options Purchased	(1,050)	—	—	—	(1,050)

Options Written	591	—	—	—	591

Swaps Contracts	110,166	—	241,519	—	351,685

Futures Contracts	(875,788)	—	—	—	(875,788)

Forward Foreign Currency Contracts	—	1,095,127	—	—	1,095,127

Total Realized Gain (Loss)	$(766,081)	$1,095,127	$241,519	$—	$570,565

Change in Appreciation (Depreciation)(3)

Options Written	(419)	—	—	—	(419)

Swaps Contracts	(93,598)	—	64,465	—	(29,133)

Futures Contracts	924,274	—	—	—	924,274

Forward Foreign Currency Contracts	—	(869,554)	—	—	(869,554)

Total Change in Appreciation (Depreciation)	$830,257	$(869,554)	$64,465	$—	$25,168

Opportunistic Fixed

Asset Derivatives
Futures Contracts(1)	579,791	—	—	—	579,791

Forward Foreign Currency Contracts(4)	—	5,492,602	—	—	5,492,602

OTC Swaps Contracts	7,679	—	158,318	—	165,997

Centrally Cleared Swap Contracts(5)	1,119,261	—	—	—	1,119,261

Total Value	$1,706,731	$5,492,602	$158,318	$—	$7,357,651

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	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total

Liability Derivatives

Futures Contracts(1)	$(695,140)	$—	$—	$—	$(695,140)

Forward Foreign Currency Contracts(7)	—	(6,266,865)	—	—	(6,266,865)

OTC Swaps Contracts	(2,335,761)	—	—	(56,947)	(2,392,708)

Centrally Cleared Swap Contracts(5)	(103,164)	—	(2,053,761)	—	(2,156,925)

Total Value	$(3,134,065)	$(6,266,865)	$(2,053,761)	$(56,947)	$(11,511,638)

Net Realized Gain (Loss)(2)

Options Purchased	(253,821)	(561,591)	—	(47,401)	(862,813)

Options Written	438,650	—	—	83,527	522,177

Swaps Contracts	(1,393,141)	—	2,147,086	215,327	969,272

Futures Contracts	(5,602,887)	—	—	—	(5,602,887)

Forward Foreign Currency Contracts	—	294,536	—	—	294,536

Total Realized Gain (Loss)	$(6,811,199)	$(267,055)	$2,147,086	$251,453	$(4,679,715)

Change in Appreciation (Depreciation)(3)

Options Purchased	—	41,234	—	121,436	162,670

Options Written	—	—	—	(26,573)	(26,573)

Swaps Contracts	(1,238,266)	—	(2,124,398)	(56,947)	(3,419,611)

Futures Contracts	(854,580)	—	—	—	(854,580)

Forward Foreign Currency Contracts	—	(1,244,869)	—	—	(1,244,869)

Total Change in Appreciation (Depreciation)	$(2,092,846)	$(1,203,635)	$(2,124,398)	$37,916	$(5,382,963)

Short Duration Fixed

Asset Derivatives

Futures Contracts(1)	38,258	—	—	—	38,258

Liability Derivatives

Futures Contracts(1)	(12,457)	—	—	—	(12,457)

Net Realized Gain (Loss)(2)

Futures Contracts	(28,908)	—	—	—	(28,908)

Change in Appreciation (Depreciation)(3)

Futures Contracts	33,097	—	—	—	33,097

(1)

Cumulative appreciation (depreciation) on open futures contracts is disclosed within the Schedule of Investments under the “Futures Contracts” section. Only current day’s variation margin receivable or payable, if any, is reported on the Statements of Assets and Liabilities.

(2)

Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts, Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(3)

Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(4)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

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(5)

Centrally Cleared Swaps are valued at unrealized appreciation (depreciation) on the Schedule of Investments. Only current day’s variation margin receivable or payable, if any, is reported on the Statements of Assets and Liabilities.

(6)	Statements of Assets and Liabilities location: Written options, at value.

(7)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

For the year ended March 31, 2025, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:(1)

						Forward
			Buy	Sell		Foreign
	Options	Swaps	Futures	Futures	Options	Currency
	Purchased	Contracts	Contracts	Contracts	Written	Contracts
Small/Mid Cap	$—	$—	$44,528,384	$—	$—	$—
Emerging Markets	—	—	61,583,276	—	—	—
Non-US Core Equity	—	—	91,672,682	—	—	—
Core Fixed	8,000	117,539,084	102,635,800	(9,287,730)	(41,500)	67,084,420
Opportunistic Fixed	58,191,329	306,116,093	320,170,748	(38,018,413)	(59,883,366)	1,027,406,473
Short Duration Fixed	—	—	7,233,663	(1,574,495)	—	—

(1)	Amounts disclosed represent the average number of contracts or notional amounts outstanding for the months that the Funds held such derivatives during the year ended March 31, 2025.

7. Netting agreements and collateral requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of a Fund, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

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Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Fund, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of March 31, 2025.

Core Fixed

Offsetting of financial assets and derivative assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)

Barclays Bank PLC	$78,653	$(76,122)	$—	$—	$2,531

Offsetting of financial liabilities and derivative liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)

Barclays Bank PLC	$(76,122)	$76,122	$—	$—	$—

JPMorgan Chase Bank N.A.	(823,392)	—	—	—	(823,392)

Total	$(899,514)	$76,122	$—	$—	$(823,392)

(a)	Represents the net amount receivable from the counterparty in the event of default.

(b)	Represents the net amount payable to the counterparty in the event of default.

*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

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March 31, 2025

Opportunistic Fixed

Offsetting of financial assets and derivative assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)

Bank of America, N.A.	$213,194	$(213,194)	$—	$—	$—

Barclays Bank PLC	376,014	(376,014)	—	—	—

BNP Paribas S.A.	2,969	(2,969)	—	—	—

Citibank N.A.	575,713	(575,713)	—	—	—

Deutsche Bank AG	114,018	(114,018)	—	—	—

Goldman Sachs & Co.	58,088	(36,515)	—	—	21,573

Goldman Sachs International	333,895	(333,895)	—	—	—

HSBC Bank PLC	1,330,108	(624,868)	—	(270,000)	435,240

HSBC Bank USA, N.A.	13,392	—	—	—	13,392

HSBC Sec. New York	7,679	(7,679)	—	—	—

JPMorgan Chase Bank N.A.	903,664	(903,664)	—	—	—

Merrill Lynch International	20,165	(11,198)	—	—	8,967

Morgan Stanley and Co. International PLC	550,956	(252,958)	(297,998)	—	—

Morgan Stanley Capital Services, Inc.	232,239	(232,239)	—	—	—

Natwest Markets PLC	7,762	(7,762)	—	—	—

Royal Bank of Canada	22,537	—	—	—	22,537

Standard Chartered Bank	448,878	(379,810)	—	—	69,068

State Street Bank and Trust	23,906	—	—	—	23,906

State Street Bank London	170,687	(157,841)	—	—	12,846

The BNY Mellon	26,550	(506)	—	—	26,044

Toronto Dominion Bank	111,629	(99,271)	—	—	12,358

UBS AG	114,556	(114,556)	—	—	—

Total	$5,658,599	$(4,444,670)	$(297,998)	$(270,000)	$645,931

Offsetting of financial liabilities and derivative liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(1,166,953)	$213,194	$244,066	$500,000	$(209,693)

Barclays Bank PLC	(528,814)	376,014	29,008	—	(123,792)

BNP Paribas S.A.	(566,024)	2,969	—	—	(563,055)

Citibank N.A.	(650,125)	575,713	74,412	—	—

Deutsche Bank AG	(209,272)	114,018	—	—	(95,254)

Goldman Sachs & Co.	(36,515)	36,515	—	—	—

Goldman Sachs International	(566,892)	333,895	9,002	130,000	(93,995)

HSBC Bank PLC	(624,868)	624,868	—	—	—

HSBC Sec. New York	(354,488)	7,679	82,022	—	(264,787)

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March 31, 2025

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)

JPMorgan Chase Bank N.A.	(2,266,707)	$903,664	$315,086	$910,000	$(137,957)

Merrill Lynch International	(11,198)	11,198	—	—	—

Morgan Stanley and Co. International PLC	(252,958)	252,958	—	—	—

Morgan Stanley Capital Services, Inc.	(569,108)	232,239	—	—	(336,869)

Natwest Markets PLC	(23,957)	7,762	16,195	—	—

Standard Chartered Bank	(379,810)	379,810	—	—	—

State Street Bank London	(157,841)	157,841	—	—	—

The BNY Mellon	(506)	506	—	—	—

Toronto Dominion Bank	(99,271)	99,271	—	—	—

UBS AG	(194,266)	114,556	10,041	—	(69,669)

Total	$(8,659,573)	$4,444,670	$779,832	$1,540,000	$(1,895,071)

(a)	Represents the net amount receivable from the counterparty in the event of default.

(b)	Represents the net amount payable to the counterparty in the event of default.

*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(c) Investments in other securities

1. Bank loans

Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At March 31, 2025, the Funds had no unfunded loan commitments.

2. Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

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March 31, 2025

3. Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed, Opportunistic Fixed and Short Duration Fixed as of March 31, 2025.

4. Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of March 31, 2025.

5. When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued

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March 31, 2025

or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of March 31, 2025.

To mitigate counterparty risk, certain Funds have entered into Master Securities Forward Transaction Agreements (or MSFTAs) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions (including TBA securities) with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At March 31, 2025, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

(d) Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(e) Cash, cash equivalents and short-term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date. The cost of cash and cash equivalents approximates fair value.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions

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March 31, 2025

warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(f) Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As of period end March 31, 2025, securities on loan were collateralized by Cash and/or U.S. Government Obligations. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), acting as securities lending agent, is authorized to lend the Funds’ portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at March 31, 2025. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in State Street Navigator Securities Lending Government Money Market Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2025 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Small/Mid Cap	$126,250,654	$7,836,298	$122,129,158
Emerging Markets	27,472,270	2,150,443	26,542,430
Non-US Core Equity	257,777,049	135,135,696	139,817,664
Core Fixed	33,007,013	16,696,885	17,037,190
Opportunistic Fixed	7,440,309	2,829,455	4,776,262
Short Duration Fixed	662,521	676,683	—

For Small/Mid Cap, Emerging Markets and Non-US Core Equity, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at March 31, 2025, with a contractual maturity of overnight and continuous. For Core Fixed, Opportunistic Fixed and Short Duration Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in each Fund’s Schedule of Investments at March 31, 2025, with a contractual maturity of overnight and continuous.

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March 31, 2025

(g) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses, as applicable. Prior to the enactment of the RIC Modernization Act, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the RIC Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

On March 31, 2025, the following Funds had deferred capital losses available to be offset against future net capital gains through the indicated expiration dates as follows:

Unlimited

Emerging Markets	$207,227,471
Core Fixed	$161,104,630
Opportunistic Fixed	$144,407,701

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of March 31, 2025, no Funds have elected to defer current year post-October losses.

As of March 31, 2025, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Small/Mid Cap	$1,455,110,871	$281,577,123	$(145,364,943)	$136,212,180

Emerging Markets	1,024,943,259	87,617,792	(182,547,452)	(94,929,660)

Non-US Core Equity	3,317,062,027	655,927,378	(241,972,392)	413,954,986

Core Fixed	1,989,239,183	14,755,700	(64,849,621)	(50,093,921)

Opportunistic Fixed	1,806,006,287	29,253,471	(64,974,124)	(35,720,653)

Short Duration Fixed	63,279,472	574,814	(102,659)	472,155

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, futures contracts mark to market and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or the results of operations. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended March 31, 2025.

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March 31, 2025

As of March 31, 2025, the Funds had no uncertain tax positions that would require recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2025 remains subject to examination by the Internal Revenue Service.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

During the years ended March 31, 2025 and March 31, 2024, the tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid, were as follows:

	2025			2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital

Small/Mid Cap	$27,733,491	$134,377,749	$—	$15,787,232	$43,796,926	$—

Emerging Markets	15,840,168	—	—	34,615,381	—	—

Non-US Core Equity	187,293,469	110,099,621	—	126,222,676	—	—

Core Fixed	87,455,672	—	—	60,714,412	—	—

Opportunistic Fixed	117,948,829	—	—	91,068,406	—	—

Short Duration Fixed	3,152,864	7,022	—	1,160,203	—	—

As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Losses and Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings

Small/Mid Cap	$2,245,808	$35,837,379	$—	$136,212,182	$174,295,369

Emerging Markets	6,772,035	—	(207,227,471)	(94,994,594)	(295,450,030)

Non-US Core Equity	24,820,128	141,582,529	—	413,697,756	580,100,413

Core Fixed	23,827,828	—	(161,104,630)	(50,081,327)	(187,358,129)

Opportunistic Fixed	13,398,099	—	(144,407,701)	(35,994,658)	(167,004,260)

Short Duration Fixed	51,924	68,792	—	472,155	592,871

All other differences are temporary losses related to mostly organizational costs and other timing adjustments.

(h) Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

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March 31, 2025

(i) Redemption fees

While none of the Funds’ share classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than thirty (30) days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust has entered into a Credit Agreement on behalf of the Funds (the “Credit Agreement”) with State Street Bank and Trust Company in order to establish a committed, unsecured revolving line of credit. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Borrowings for each Fund under the Credit Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate per annum equal to the Applicable Rate plus the Applicable Margin, which rate shall be subject to change from time to time as and when the Applicable Rate changes (as such terms are defined in the Credit Agreement). Interest is charged to the Funds based on its borrowings at a variable rate equal to 1.10% plus the higher of (i) the Federal Funds Rate or (ii) the Federal Reserve Bank of New York Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended March 31, 2025.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

As of March 31, 2025, the Adviser provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Adviser a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets

	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion

Small/Mid Cap	0.90%	0.88%	0.83%

Emerging Markets	0.80%	0.78%	0.73%

Non-US Core Equity	0.75%	0.73%	0.68%

Core Fixed	0.35%	0.33%	0.28%

Opportunistic Fixed	0.80%	0.78%	0.73%

Short Duration Fixed	0.30%	0.28%	0.23%

* Consists of the total advisory fee payable by the Funds to the Adviser. The Adviser is responsible for paying the subadvisory fees.

The Adviser has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the sub-advisory fees that the Adviser is required to pay to a Fund’s Sub-adviser. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board. The fees waived by the Adviser pursuant to this

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Notes to Financial Statements (Continued)

March 31, 2025

expense waiver agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.

With respect to Short Duration Fixed, the Adviser has also contractually agreed, until at least July 31, 2025, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in the note above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2025 without the approval of the Fund’s Board. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived and/or reimbursed are shown in the Expense reimbursement line in the Statements of Operations.

The Adviser provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Adviser receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring, and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As of March 31, 2025, all Funds had Class I shares outstanding, except for Short Duration Fixed. As of March 31, 2025, there were no Adviser Class or Class Y-2 shares of any of the Funds outstanding and, as such, the Adviser did not receive any administrative services fees from those classes of those Funds for the period ended March 31, 2025.

The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of March 31, 2025, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended March 31, 2025.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, for the year ended March 31, 2025, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities

Purchases

Small/Mid Cap	$—	$762,244,054

Emerging Markets	—	887,695,313

Non-US Core Equity	—	2,105,522,549

Core Fixed	2,090,786,242*	522,039,825

Opportunistic Fixed	203,074,879	1,117,459,252

Short Duration Fixed	74,287,504	25,545,582

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Notes to Financial Statements (Continued)

March 31, 2025

	Long-Term U.S. Government Securities	Other Long-Term Securities

Sales

Small/Mid Cap	$—	$828,553,617

Emerging Markets	—	(1,028,767,496)

Non-US Core Equity	—	2,385,695,915

Core Fixed	2,089,651,473*	454,895,073

Opportunistic Fixed	57,555,018	1,206,320,194

Short Duration Fixed	70,835,276	23,305,894

* Includes purchases of $327,969,033 and sales of $340,585,811 for TBA securities.

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Small/Mid Cap

	Year Ended March 31, 2025		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	24,254,537	$278,212,262	25,306,266	$269,251,416

Shares issued to shareholders in reinvestment of distributions	13,614,483	160,106,322	5,503,350	59,216,045

Shares repurchased	(32,101,408)	(373,632,692)	(44,390,682)	(472,657,455)

Net increase (decrease)	5,767,612	$64,685,892	(13,581,066)	$(144,189,994)

Class I:*

Shares sold	595,937	6,940,335	1,117,337	12,115,833

Shares issued to shareholders in reinvestment of distributions	47,223	554,868	819	8,818

Shares repurchased	(171,711)	(1,992,808)	(69,340)	(712,955)

Net increase	471,449	$5,502,395	1,048,816	$11,411,696

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Notes to Financial Statements (Continued)

March 31, 2025

Emerging Markets

	Year Ended March 31, 2025		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	9,894,856	$76,181,388	26,346,696	$195,401,537

Shares issued to shareholders in reinvestment of distributions	2,036,759	15,825,614	4,718,177	34,501,855

Shares repurchased	(56,921,271)	(439,520,189)	(68,564,959)	(508,600,809)

Net decrease	(44,989,656)	$(347,513,187)	(37,500,086)	$(278,697,417)

Class I:*

Shares sold	72,712	554,614	171,042	1,281,643

Shares issued to shareholders in reinvestment of distributions	—**	1	—	—

Shares repurchased	(80,824)	(624,770)	(9,545)	(68,817)

Net increase (decrease)	(8,112)	$(70,155)	161,497	$1,212,826

Non-US Core Equity

	Year Ended March 31, 2025		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	55,007,346	$607,990,810	46,441,349	$475,372,521

Shares issued to shareholders in reinvestment of distributions	26,098,308	272,205,349	11,753,290	119,883,560

Shares repurchased	(100,367,508)	(1,124,307,787)	(96,263,583)	(983,867,635)

Net decrease	(19,261,854)	$(244,111,628)	(38,068,944)	$(388,611,554)

Class I:

Shares sold	13,237,017	147,082,613	4,990,454	50,931,310

Shares issued to shareholders in reinvestment of distributions	1,930,574	20,097,274	545,732	5,555,553

Shares repurchased	(3,612,861)	(38,462,820)	(1,318,721)	(13,291,781)

Net increase	11,554,730	$128,717,067	4,217,465	$43,195,082

218

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Notes to Financial Statements (Continued)

March 31, 2025

Core Fixed

	Year Ended March 31, 2025		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	91,031,661	$814,323,702	70,877,145	$631,797,171

Shares issued through in-kind contributions	—	—	21,336,068 ***	192,237,977 ***

Shares issued to shareholders in reinvestment of distributions	9,680,009	85,668,080	6,604,150	58,776,932

Shares repurchased	(89,429,933)	(813,195,755)	(34,137,543)	(303,475,049)

Net increase	11,281,737	$86,796,027	64,679,820	$579,337,031

Class I:

Shares sold	194,749	1,753,051	2,361,163	21,003,454

Shares issued to shareholders in reinvestment of distributions	85,294	755,702	128,087	1,139,977

Shares repurchased	(3,354,258)	(30,411,398)	(2,372,422)	(20,790,151)

Net increase (decrease)	(3,074,215)	$(27,902,645)	116,828	$1,353,280

Opportunistic Fixed
	Year Ended March 31, 2025		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	54,680,306	$464,386,034	83,226,820	$699,340,647

Shares issued to shareholders in reinvestment of distributions	14,342,374	117,464,048	10,880,577	90,635,204

Shares repurchased	(54,857,782)	(467,039,240)	(43,181,956)	(362,828,815)

Net increase	14,164,898	$114,810,842	50,925,441	$427,147,036

Class I:*

Shares sold	168,371	1,404,573	706,065	6,003,743

Shares issued to shareholders in reinvestment of distributions	1	7	—	—

Shares repurchased	(119,754)	(1,001,580)	(90,120)	(754,782)

Net increase	48,618	$403,000	615,945	$5,248,961

219

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

Short Duration Fixed

	Year Ended March 31, 2025		Period Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:****

Shares sold	1,757,434	$17,668,218	7,815,073	$78,165,580

Shares issued to shareholders in reinvestment of distributions	313,483	3,159,886	115,256	1,160,203

Shares repurchased	(1,748,532)	(17,572,699)	(1,945,581)	(19,600,565)

Net increase	322,385	$3,255,405	5,984,748	$59,725,218

*	The Class commenced operations on June 27, 2023.

**	Rounds to less than one share.

***	On April 27, 2023, Core Fixed received securities in-kind valued at $192,237,977 from Mercer Diversified Bond Fund. This resulted in the issuance of 21,336,068 shares valued at $192,237,977.

****	The Fund commenced operations on December 1, 2023.

8.	Recent accounting pronouncements and regulatory updates

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each of the Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each of the Funds. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any of the Funds’ financial position or the results of their operations.

9.	Certain risks

In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.

Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

Global Economies Risk: Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected,

220

Mercer Funds

Notes to Financial Statements (Continued)

March 31, 2025

the value and liquidity of the Funds’ investments may go down.

In recent years, economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

10.	Subsequent events

Effective May 20, 2025, Barrow Hanley, Mewhinney & Strauss, LLC has been terminated as a subadviser to Emerging Markets.

On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Opportunistic Fixed Income Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company, LLP and Pacific Investment Management Company, LLC as new subadvisers to the Fund. The terminations and hirings of these subadvisers to the Fund were all completed effective April 2025, prior to the date of this Report.

Management has evaluated the impact of subsequent events through May 23, 2025, the date the financial statements were issued, for possible adjustment to and/or additional disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment to and/or additional disclosure in the Funds’ financial statements through this date.

221

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Mercer Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Mercer US Small/Mid Cap Equity Fund, Mercer Emerging Markets Equity Fund, Mercer Non-US Core Equity Fund, Mercer Core Fixed Income Fund, Mercer Opportunistic Fixed Income Fund, and Mercer Short Duration Fixed Income Fund (the “Funds”), each a series of Mercer Funds, including the schedules of investments as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except Mercer Short Duration Fixed Income Fund; the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from December 1, 2023 (commencement of operations) through March 31, 2024, for Mercer Short Duration Fixed Income Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except Mercer Short Duration Fixed Income Fund, as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Mercer Short Duration Fixed Income Fund as of March 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 1, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

222

Boston, Massachusetts

May 23, 2025

We have served as the auditor of one or more Mercer investment companies since 2006.

223

Mercer Funds

Additional Information (Unaudited)

Federal Tax Information

The amount of long-term capital gains paid for the fiscal year ended March 31, 2025, were as follows:

Fund
Small/Mid Cap	$134,377,749
Non-US Core Equity	110,099,621
Short Duration Fixed	7,022

For the year ended March 31, 2025, Emerging Markets and Non-US Core Equity had foreign tax credits in the amount of $7,419,100 and $12,569,741, respectively, and foreign source income of $27,634,355 and $124,538,025, respectively.

Qualified dividend income received by the Funds through March 31, 2025, that qualified for a reduced tax rate pursuant to the Code Section 1(h)(11) are as follows:

Fund
Small/Mid Cap	$17,520,400
Emerging Markets	16,000,036
Non-US Core Equity	112,736,501
Opportunistic Fixed	319,265

224

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Additional Information (Unaudited) (Continued)

For corporate shareholders, a portion of the ordinary dividends paid during the Funds’ year ended March 31, 2025 qualified for the dividends received deduction, as follows:

Fund
Small/Mid Cap	55.31%
Emerging Markets	0.21%
Non-US Core Equity	0.21%
Opportunistic Fixed	0.27%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies: No changes or disagreements with Accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies: No Proxy Votes during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies: Refer to Statement of Operations filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of Subadvisory Agreements for the Period October 1, 2024 through March 31, 2025

Mercer Emerging Markets Equity Fund

At a meeting of the Board of Trustees (the “Board”) of the Mercer Funds (the “Trust”) held on October 8, 2024 (the “October Meeting”), the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment adviser (the “Adviser” and such Trustees collectively, the “Independent Trustees”), recommended the appointment of Baillie Gifford Overseas Limited (“Baillie Gifford”), Robeco Institutional Asset Management US Inc. (“Robeco”) and Pzena Investment Management, LLC (“Pzena”) (each a “Subadviser” and collectively, the “Subadvisers”) to serve as Subadvisers for the Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund” or the “Fund”). The Adviser had informed the Board that it was recommending that the Subadvisers be appointed as Subadvisers for the Emerging Markets Fund in an effort to improve the Fund’s risk/return profile and to lower the overall tracking error for the Fund relative to its benchmark index. The Adviser also recommended the reallocation of the assets of the Fund among certain of the existing Subadvisers to the Fund (such changes to the subadvisory arrangements for the Fund collectively, the “New Emerging Markets Fund Structure”).

Approval of Subadvisory Agreement with Baillie Gifford Overseas Limited

In considering the approval of the subadvisory agreement with Baillie Gifford (the “Baillie Gifford Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the October Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Emerging Markets Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in

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connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the October Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fund’s management fee waiver agreement (the “Fee Waiver Agreement”), which requires the Adviser to waive any portion of the management fee it is entitled to with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s Subadvisers for the management of their allocated portions of the Fund. The Independent Trustees noted that, as a result of the appointment of Baillie Gifford and the implementation of the New Emerging Markets Fund Structure, the Fund’s overall subadvisory fees would be reduced and that these cost savings would accrue to the Fund, given the Fee Waiver Agreement. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.

The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information

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provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates). However, the Independent Trustees also considered the Subadviser’s statement that it had already achieved certain benefits of scale with respect to the infrastructure and processes supporting the strategy to be employed by the Subadviser for the Fund.

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. It was noted that the benefit of breakpoints would indirectly go to the Fund, given the Fee Waiver Agreement.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Baillie Gifford Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Approval of Subadvisory Agreement with Robeco Institutional Asset Management US Inc.

In considering the approval of the subadvisory agreement with Robeco (the “Robeco Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the October Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that

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were to be provided to the Emerging Markets Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the October Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses. The Independent Trustees noted that, as a result of the appointment of Robeco and the implementation of the New Emerging Markets Fund Structure, the Fund’s overall subadvisory fees would be reduced and that these cost savings would accrue to the Fund, given the Fee Waiver Agreement. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser and noted the Subadviser’s statements with respect to the relative competitiveness of the subadvisory fee to be charged to the Fund.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information

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provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates). However, the Independent Trustees also considered the Subadviser’s statement that it would not derive any indirect benefits from the Subadviser’s relationship with the Fund.

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement included a breakpoint that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. It was noted that the benefit of the breakpoint would indirectly go to the Fund, given the Fee Waiver Agreement.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Robeco Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Approval of Subadvisory Agreement with Pzena Investment Management, LLC

In considering the approval of the subadvisory agreement with Pzena (the “Pzena Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the October Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Emerging Markets Fund by the Subadviser and the Subadviser’s historical

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performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the October Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses. The Independent Trustees noted that, as a result of the appointment of Pzena and the implementation of the New Emerging Markets Fund Structure, the Fund’s overall subadvisory fees would be reduced and that these cost savings would accrue to the Fund, given the Fee Waiver Agreement. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser and noted the Subadviser’s statements with respect to the relative competitiveness of the subadvisory fee to be charged to the Fund.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information

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provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadviser was required to select brokers who met the Fund’s requirements for seeking best execution, and that the Adviser would monitor and evaluate the Subadviser’s trade execution with respect to Fund brokerage transactions.

The Independent Trustees considered that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates). The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered that the subadvisory fee to be charged by Pzena for providing services to the Fund did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund managed by the Subadviser increased. The Independent Trustees also noted the Subadviser’s statements that the subadvisory fee was the result of the Adviser’s ability to negotiate an advantaged fee schedule as part of a global fee arrangement and currently reflected economies of scale.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Pzena Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Mercer Opportunistic Fixed Income Fund

At a meeting of the Board held on March 10-11, 2025 (the “March Meeting”), the Board, including the Independent Trustees, recommended the appointment of Ares Capital Management II LLC (“Ares”), Crescent Capital Group LP (“Crescent”), Pacific Investment Management Company LLC (“PIMCO”), Polen Capital Credit, LLC (“Polen”), and Wellington Management Company LLP (“Wellington”) (each a “Subadviser” and collectively, the “Subadvisers”) to serve as Subadvisers for the Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund” or the “Fund”). The Adviser had informed the Board that it was recommending that the Subadvisers be appointed as Subadvisers for the Opportunistic Fixed Income Fund to transition the Fund to a core/satellite structure in an effort to improve the Fund’s risk/return profile by reducing

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uncompensated macroeconomic risks in favor of sector and security allocation. The Adviser also recommended the reallocation of the assets of the Fund with respect to the one current remaining subadviser to the Fund, Ninety One North America, Inc. (such changes to the subadvisory arrangements for the Fund collectively, the “New Opportunistic Fixed Income Fund Structure”).

Approval of Subadvisory Agreement with Ares Capital Management II LLC

In considering the approval of the subadvisory agreement with Ares (the “Ares Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the March Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Opportunistic Fixed Income Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s

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recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fund’s management fee waiver agreement (the “Fee Waiver Agreement”), which requires the Adviser to waive any portion of the management fee it is entitled to with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s Subadvisers for the management of their allocated portions of the Fund. The Independent Trustees noted that, as a result of the appointment of Ares and the implementation of the New Opportunistic Fixed Income Fund Structure, the Fund’s overall subadvisory fees would be the same at current asset levels. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.

The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates).

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. It was noted that the benefit of breakpoints would indirectly go to the Fund, given the Fee Waiver Agreement.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

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Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Ares Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Approval of Subadvisory Agreement with Crescent Capital Group LP

In considering the approval of the subadvisory agreement with Crescent (the “Crescent Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the March Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Opportunistic Fixed Income Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and

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quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees noted that, as a result of the appointment of Crescent and the implementation of the New Opportunistic Fixed Income Fund Structure, the Fund’s overall subadvisory fees would be the same at current asset levels. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.

The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates). The Independent Trustees also considered the Subadviser’s statements that it may benefit from its relationship with the Fund by: (1) diversifying its distribution channels and revenue mix; (2) experiencing additional trading efficiencies; (3) accessing market information and investment opportunities (not available to smaller investors); and (4) increasing its ability to invest in the firm.

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. The Independent Trustees also noted the Subadviser’s statements that the negotiated subadvisory fee was lower than its standard fee for the strategy to be employed for the Fund and factored in potential future economies of scale.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

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Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Crescent Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Approval of Subadvisory Agreement with Pacific Investment Management Company LLC

In considering the approval of the subadvisory agreement with PIMCO (the “PIMCO Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the March Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Opportunistic Fixed Income Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and

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quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees noted that, as a result of the appointment of PIMCO and the implementation of the New Opportunistic Fixed Income Fund Structure, the Fund’s overall subadvisory fees would be the same at current asset levels. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.

The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits (including due to an increase in assets under management), and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates). The Independent Trustees also considered the Subadviser’s statements that it may benefit from its relationship with the Fund by receiving research, statistical and quotation services from broker-dealers executing Fund portfolio transactions on an agency basis; and utilizing service providers in which the Subadviser or its affiliates have an interest.

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund managed by the Subadviser increased. The Independent Trustees noted the Subadviser’s statements that, in the context of managing an investment company, the Subadviser has not observed that the “per-unit” cost of successfully managing a fund necessarily decreases as the fund’s assets grow. The Independent Trustees also considered the Subadviser’s statements that any economies of scale, if achieved, may be seen as being shared with the Fund through, among other things, the Subadviser’s enhancements of its investment practices, operations and service levels.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

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Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the PIMCO Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Approval of Subadvisory Agreement with Polen Capital Credit, LLC

In considering the approval of the subadvisory agreement with Polen (the “Polen Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser at the March Meeting and at a special meeting of the Board held on October 23, 2024 (together with the March Meeting, the “Meetings”). In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the Meetings. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Opportunistic Fixed Income Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to

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the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees noted that, as a result of the appointment of Polen and the implementation of the New Opportunistic Fixed Income Fund Structure, the Fund’s overall subadvisory fees would be the same at current asset levels. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.

The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates).

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. The Independent Trustees also noted the Subadviser’s statement that the negotiated subadvisory fee factored in current and potential future economies of scale.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed

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relevant, the Independent Trustees concluded that the approval of the Polen Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

Approval of Subadvisory Agreement with Wellington Management Company LLP

In considering the approval of the subadvisory agreement with Wellington (the “Wellington Subadvisory Agreement” or the “Subadvisory Agreement”), the Independent Trustees considered the information and materials furnished by the Adviser and the Subadviser at the Meetings. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of the Subadviser at the Meetings. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a due diligence questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were to be provided to the Opportunistic Fixed Income Fund by the Subadviser and the Subadviser’s historical performance record managing the investment mandate it would employ for the Fund. The Independent Trustees also took into consideration the nature and extent of the oversight duties to be performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees met separately with their independent legal counsel and received assistance from counsel regarding their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the Subadvisory Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser would provide to the Fund. The Independent Trustees considered the specific investment management process that would be employed by the Subadviser to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.

The Independent Trustees also considered the Adviser’s review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund (the “due diligence process”); the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser and the Adviser’s recommendation that the Subadvisory Agreement be approved.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund would benefit from the nature, extent, and quality of the subadvisory services that were to be provided by the Subadviser, and would benefit from the Subadviser’s ability to provide these services, and concluded that such services supported the approval of the Subadvisory Agreement.

(b) The costs of the services to be provided and the profits to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. In considering the Adviser’s due diligence process, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees also noted the Adviser’s recommendation at the March Meeting that the Subadvisory Agreement be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

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The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees noted that, as a result of the appointment of Wellington and the implementation of the New Opportunistic Fixed Income Fund Structure, the Fund’s overall subadvisory fees would be the same at current asset levels. In addition, since the fees to be paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context.

The Independent Trustees took into account the Adviser’s ability to negotiate a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable client accounts of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the Subadvisory Agreement.

(c) Ancillary benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its proposed relationships with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy to be employed for the Fund (with respect to the Fund and other client accounts utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund and the Adviser (or its affiliates).

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the Subadvisory Agreement.

(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted that the Subadvisory Agreement included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser increased. It was noted that the benefit of breakpoints would indirectly go to the Fund, given the Fee Waiver Agreement. The Independent Trustees also noted the Subadviser’s statement that the negotiated fee schedule reflects the economies of scale inherent in providing investment advice to funds similar in size to the Fund.

(e) The investment performance of the Fund and the Subadviser. Because the Subadviser was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider the Subadviser’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Independent Trustees considered the historical performance record of the Subadviser in managing the investment mandate it would employ for the Fund as compared to a relevant index and the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the Subadvisory Agreement.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decision of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Wellington Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the Subadvisory Agreement.

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Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to item 7 of this Form, Additional Information

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation – No recovery of erroneously awarded compensation

Item 19. Exhibits.

(a)(1) Code of Ethics attached.

(a)(2) Not applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

(a)(5) Change in Registrant’s independent public accountant – No changes

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date	May 23, 2025

By (Signature and Title)	/s/ Barry Vallan
Barry Vallan Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	May 23, 2025